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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A
                                 Amendment No. 1

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7332
                                    --------------------------------------------

Barclays Global Investors Funds
--------------------------------------------------------------------------------
                       (Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA                                   94105
--------------------------------------------------------------------------------
           (Address of principal executive offices)                  (Zip code)

CT Corporation
1209 Orange Street, Wilmington, New Castle County, Delaware 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-877-244-1544
                                                   -----------------------

Date of fiscal year end:   December 31, 2003
                          ---------------------------

Date of reporting period:  December 31, 2003
                          ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                                                               ANNUAL REPORT
                                                               DECEMBER 31, 2003

                             [GRAPHIC APPEARS HERE]

     Item 1. Reports to Stockholders

     ASSET ALLOCATION FUND
     BOND INDEX FUND
     MONEY MARKET FUND
     S&P 500 STOCK FUND


                                                 BARCLAYS GLOBAL INVESTORS Funds

TABLE OF CONTENTS

To Our Shareholders .......................................................    1
Managers' Discussion and Analysis .........................................    2

BARCLAYS GLOBAL INVESTORS FUNDS
  Financial Statements ....................................................    8
  Financial Highlights ....................................................   11
  Notes to the Financial Statements .......................................   13
  Report of Independent Auditors ..........................................   16
  Tax Information (Unaudited) .............................................   17
  Trustees Information (Unaudited) ........................................   18

MASTER INVESTMENT PORTFOLIO
  Schedules of Investments ................................................   19
    Asset Allocation Master Portfolio .....................................   19
    Bond Index Master Portfolio ...........................................   27
    Money Market Master Portfolio .........................................   39
    S&P 500 Index Master Portfolio ........................................   42
  Financial Statements ....................................................   50
  Notes to the Financial Statements .......................................   52
  Report of Independent Auditors ..........................................   57
  Trustees Information (Unaudited) ........................................   58

TO OUR SHAREHOLDERS:

     Equities delivered positive results in 2003, a welcome relief for many investors who had endured three consecutive years of stock market declines; while bonds delivered modest gains during the year. As the year opened, investors were faced with weak economic signals and the prospect of a war in Iraq. During the course of the year, however, an initially sluggish economy began to gather momentum, and data increasingly revealed signs of economic recovery. Against this backdrop, corporate earnings levels improved throughout the year, and equity prices rose. Bond yields dropped early in the year, spiking mid-year, and then fell slightly toward year-end in response to Consumer Price Index data.

     As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. While one Fund may outperform another, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

     Regardless of market climate, a sound, disciplined investment plan is crucial. Such investing should be grounded in two key concepts: keeping the costs associated with investing as low as possible and maintaining a diversified portfolio. The Barclays Global Investors Funds offer a simple, cost-effective way to build a broadly diversified portfolio.

     On behalf of the Barclays Global Investors Funds, we thank you for your investment. We look forward to continuing to help you meet your investment goals.

/s/ Lee T. Kranefuss

Lee T. Kranefuss
PRESIDENT AND CHIEF EXECUTIVE OFFICER
BARCLAYS GLOBAL INVESTORS FUNDS

MANAGERS' DISCUSSION & ANALYSIS

                              ASSET ALLOCATION FUND
                           PERFORMANCE AS OF 12/31/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

Asset Allocation Fund                   One Year        16.33%
                                       Five Year         1.05%
                                        Ten Year         8.58%

Average annual total return represents the Asset Allocation Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund's past performance is no guarantee of future results.

     The strategy of the Asset Allocation Fund (the "Fund") is to invest in a changing mix of S&P 500 stocks, long-term U.S. Treasury bonds, and money market investments. The Fund's benchmark is composed of 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers 20+ Treasury Index. For the twelve months ended December 31, 2003, the S&P 500 Index rose 28.68%, and the Lehman Brothers 20+ Treasury Index gained 1.80%. The 60%/40% benchmark returned 17.70% for the year. Cash, as represented by the Citigroup Salomon 3-Month Treasury Bill Index (formerly the Salomon Brothers 3-month Treasury Bill Index), returned 1.07% for the year.

     The year ended December 31, 2003 got off to a slow start, marked by concern over the looming threat of war in Iraq and moderate economic growth. By the second half of the year, however, the nature of our engagement in Iraq changed and economic activity picked up. Third quarter GDP annual growth was reported at 8.2%, well ahead of analysts' expectations. Business confidence in the manufacturing sector climbed to its highest level in twenty years, retail sales levels climbed at their highest rate since the collapse of the internet bubble in 2000, and orders for information technology goods began rising at their fastest rate since 1997.

     The improving economic environment helped stocks strongly outperform bonds for the year. By year-end, stocks (as measured by the S&P 500 Index) had delivered a healthy 28.68% gain, soundly reversing the trend of the previous three years' losses. Bonds, on the other hand, delivered modest gains in the face of rising interest rates.

     Over the year ended December 31, 2003, the Fund gained 16.33%, underperforming its 60%/40% benchmark, which returned 17.70%. The asset allocation strategy was heavily weighted in stocks at the beginning of the year, with a combination of 88% stocks and 12% bonds. During the year, as equity prices became more expensive, the Fund sold equities and bought bonds. At the end of the year, the Fund was positioned with a mix of 49% stocks and 51% bonds. The higher equity allocation helped Fund performance during the first half of the year, but the lower equity allocation later in the year hurt performance.

ASSET ALLOCATION FUND
MANAGERS' DISCUSSION & ANALYSIS (Continued)

                              [CHART APPEARS HERE]

                             Asset Allocation Fund
                         GROWTH OF $10,000 INVESTMENT

                  ASSET         S&P 500        LEHMAN 20+       ASSET ALLOCATION
             ALLOCATION FUND     INDEX       TREASURY INDEX      BENCHMARK/(1)/

                $  10,000      $  10,000       $  10,000           $  10,000
1994            $   9,735      $  10,132       $   9,178           $   9,747
1995            $  12,574      $  13,936       $  12,168           $  13,224
1996            $  14,062      $  17,132       $  11,991           $  14,906
1997            $  17,201      $  22,846       $  13,931           $  18,848
1998            $  21,612      $  29,375       $  15,912           $  23,302
1999            $  23,695      $  35,556       $  14,311           $  25,111
2000            $  23,958      $  32,320       $  17,388           $  25,726
2001            $  22,300      $  28,481       $  18,019           $  24,385
2002            $  19,573      $  22,189       $  21,082           $  22,615
2003            $  22,769      $  28,553       $  21,462           $  26,618

/(1)/ The Asset Allocation Benchmark represents the return of a blended index consisting of 60% S&P 500 Index stocks and 40% Lehman Brothers 20+ Treasury Index bonds.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund.

The Asset Allocation Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to the Fund also refer to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

MANAGERS' DISCUSSION & ANALYSIS

                                 BOND INDEX FUND
                           PERFORMANCE AS OF 12/31/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
Bond Index Fund                         One Year             3.92%
                                       Five Year             6.21%
                                        Ten Year             6.59%

Average annual total return represents the Bond Index Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund's past performance is no guarantee of future results.

     The Bond Index Fund (the "Fund") seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Aggregate Bond Index (the "Index"). For the twelve months ended December 31, 2003, the Fund returned 3.92%, while the Index returned 4.10%.

     Bonds delivered modest gains during the year. Early in the year, as the uncertainty surrounding impending war with Iraq sent investors to the relative stability of fixed-income instruments, bond yields dropped, because bond yields move inversely to bond prices. As the year progressed, bond prices continued to climb. Despite the change in the nature of our engagement in Iraq and a stock market rally, the economy was slow to reveal clear signs of recovery. On June 25, the Federal Reserve Board (the "Fed") lowered short-term interest rates an additional 0.25% to 1.00%, its lowest level since the Eisenhower administration. During the second half of the year, however, signs of economic recovery had a dampening effect on the bond market. Yields spiked in July on a raft of encouraging economic news, and struggled with additional positive indicators in the following months. The year ended on a slightly more positive note for bonds, as yields fell slightly in response to a very low core Consumer Price Index level.

     The Index is comprised of high quality taxable U.S. bonds, as well as asset- and mortgage-backed securities. During the year ended December 31, 2003, the corporate sector performed well at the expense of Treasuries. BBB-rated bonds had the best performance, with autos being the strongest industry sector. For the Treasury sector, performance was restrained by the combined effects of the allure of higher corporate bond yields relative to low Treasury yields, and the prospect of an increasing Treasury bond supply to meet the escalating federal budget.

     Mortgage-backed paper also struggled during the year. As historically low interest rates spurred refinancing activity during the year, mortgage-backed paper strained under the pressure of heightened prepayment risk. Mortgage-backed paper did rebound somewhat toward year-end, as interest rate volatility declined. As the year was coming to a close, the level of prepayments also declined from the highs of August and September. Agency instruments also had a difficult year, in part as a result of problems reported at Freddie Mac, the large government-sponsored housing finance company.

BOND INDEX FUND
MANAGERS' DISCUSSION & ANALYSIS (Continued)

                              [CHART APPEARS HERE]

                                 Bond Index Fund
                          GROWTH OF $10,000 INVESTMENT

            BOND              LEHMAN BROTHERS AGGREGATE
         INDEX FUND                  BOND INDEX

         $  10,000                  $    10,000
1994     $   9,624                  $     9,708
1995     $  11,433                  $    11,501
1996     $  11,676                  $    11,919
1997     $  12,816                  $    13,069
1998     $  14,013                  $    14,204
1999     $  13,637                  $    14,088
2000     $  15,240                  $    15,726
2001     $  16,581                  $    17,054
2002     $  18,223                  $    18,803
2003     $  18,937                  $    19,574

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund.

The Bond Index Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to the Fund also refer to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

MANAGER'S DISCUSSION & ANALYSIS

                               S&P 500 STOCK FUND
                           PERFORMANCE AS OF 12/31/03

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

S&P 500 Stock Fund                      One Year             28.37%
                                       Five Year             (0.82)%
                                        Ten Year             10.76%

Average annual total return represents the S&P 500 Stock Fund's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. A fund's "net asset value" is the value of one share of a fund.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed. The Fund's past performance is no guarantee of future results.

     The S&P 500 Stock Fund (the "Fund") seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index (the "Index"). For the twelve months ended December 31, 2003, the Fund returned 28.37%, while the Index returned 28.68%.

     Although stocks got off to a slow start, equity markets rebounded for the year ended December 31, 2003, bringing a welcome relief from the past three years of declines. Responding to the uncertainties regarding war with Iraq, markets generally trended downward for the first few months of the year. A spike in oil prices, increased geopolitical tension, and a poor economic climate contributed to investor wariness. By mid-year, however, the nature of our engagement in Iraq changed, and signs of economic recovery began to show. Retail sales levels climbed, and third quarter GDP annual growth was reported at 8.2%, well ahead of analysts' expectations. The improving economic conditions led to higher corporate earnings, and in turn, rising equity prices.

     Within the Index, sector performance was positive. Information technology (17.74% of the Index as of December 31, 2003) led the way with a 47.23% gain for the year. Materials (3.04% of the Index as of December 31, 2003) returned 38.23%. Consumer discretionary, at 11.29% of the Index as of December 31, 2003, climbed 37.45%. Industrials (10.90% of the Index as of December 31, 2003) and financials (the largest sector, at 20.65% of the Index as of December 31, 2003) returned 32.11% and 31.06%, respectively, for the year.

     Among the Index's ten largest constituents, all delivered positive results. Technology bellwethers Intel Corp. (2.04% of the Index as of December 31, 2003) and Cisco Systems Inc. (1.63% of the Index as of December 31, 2003) gained 105.84% and 84.96%, respectively, for the year. Citigroup Inc. (2.43% of the Index as of December 31, 2003) returned 37.94%, and General Electric Co. (the largest constituent at 3.02% of the Index as of December 31, 2003) climbed 27.23%. International Business Machines Corp. (1.55% of the Index as of December 31, 2003) gained 19.59% for the year.

S&P 500 STOCK FUND
MANAGERS' DISCUSSION & ANALYSIS (Continued)

                              [CHART APPEARS HERE]

                              S&P 500 Stock Fund
                         GROWTH OF $10,000 INVESTMENT

            S&P 500         S&P 500
           STOCK FUND        INDEX

            $ 10,000       $ 10,000
1994        $ 10,078       $ 10,132
1995        $ 13,822       $ 13,936
1996        $ 16,950       $ 17,132
1997        $ 22,555       $ 22,846
1998        $ 28,963       $ 29,375
1999        $ 34,930       $ 35,556
2000        $ 31,667       $ 32,320
2001        $ 27,832       $ 28,481
2002        $ 21,653       $ 22,189
2003        $ 27,797       $ 28,553

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund.

The S&P 500 Stock Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to the Fund also refer to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                       ASSET              BOND             MONEY           S&P 500
                                                                  ALLOCATION             INDEX            MARKET             STOCK
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at value (Note 1)       $   144,806,513   $    70,144,125   $     2,956,975   $ 1,393,592,323
Receivables:
  Capital shares sold                                                272,064       108,249,570                --         1,733,928
                                                             ---------------   ---------------   ---------------   ---------------
Total Assets                                                     145,078,577       178,393,695         2,956,975     1,395,326,251
                                                             ---------------   ---------------   ---------------   ---------------
LIABILITIES
Payables:
  Capital shares redeemed                                             25,358           159,523                --           380,664
  Distribution to shareholders                                            --                --             1,753                --
  Administration fees (Note 2)                                        95,307            17,209             1,784           332,567
                                                             ---------------   ---------------   ---------------   ---------------
Total Liabilities                                                    120,665           176,732             3,537           713,231
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                   $   144,957,912   $   178,216,963   $     2,953,438   $ 1,394,613,020
                                                             ===============   ===============   ===============   ===============
NET ASSETS CONSIST OF:
  Paid-in capital                                            $   192,173,053   $   179,506,569   $     2,979,962   $ 1,382,336,785
  Undistributed (distributions in excess of)
   net investment income                                             128,314          (745,128)             (396)        2,072,457
  Accumulated net realized loss on investments                   (62,065,784)       (2,090,653)          (26,128)     (143,478,988)
  Net unrealized appreciation of investments                      14,722,329         1,546,175                --       153,682,766
                                                             ---------------   ---------------   ---------------   ---------------
NET ASSETS                                                   $   144,957,912   $   178,216,963   $     2,953,438   $ 1,394,613,020
                                                             ===============   ===============   ===============   ===============
Shares outstanding                                                15,536,296        17,789,345         2,952,657        10,350,300
                                                             ===============   ===============   ===============   ===============
Net asset value and offering price per share                 $          9.33   $         10.02   $          1.00   $        134.74
                                                             ===============   ===============   ===============   ===============

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                       ASSET              BOND             MONEY           S&P 500
                                                                  ALLOCATION             INDEX            MARKET             STOCK
                                                                        FUND              FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
 CORRESPONDING MASTER PORTFOLIO
  Dividends                                                  $     1,825,990   $            --   $            --   $    18,747,228
  Interest                                                         3,148,190         3,271,162           141,263           493,257
  Expenses                                                          (594,401)          (60,417)          (10,547)         (537,592)
                                                             ---------------   ---------------   ---------------   ---------------
Net investment income allocated from corresponding
 Master Portfolio                                                  4,379,779         3,210,745           130,716        18,702,893
                                                             ---------------   ---------------   ---------------   ---------------
FUND EXPENSES (NOTE 2)
  Administration fees                                                678,985           113,486            36,930         1,613,028
                                                             ---------------   ---------------   ---------------   ---------------
Total fund expenses                                                  678,985           113,486            36,930         1,613,028
                                                             ---------------   ---------------   ---------------   ---------------
Net investment income                                              3,700,794         3,097,259            93,786        17,089,865
                                                             ---------------   ---------------   ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  Net realized gain                                                  199,574           320,777               396        31,922,562
  Net change in unrealized appreciation (depreciation)            19,719,755          (627,984)               --       223,935,674
                                                             ---------------   ---------------   ---------------   ---------------
Net gain (loss) on investments                                    19,919,329          (307,207)              396       255,858,236
                                                             ---------------   ---------------   ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $    23,620,123   $     2,790,052   $        94,182   $   272,948,101
                                                             ===============   ===============   ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     ASSET ALLOCATION FUND                          BOND INDEX FUND
                                                     -------------------------------------    -------------------------------------
                                                               FOR THE             FOR THE              FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002    DECEMBER 31, 2003   DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
  Net investment income                              $       3,700,794   $       5,312,269    $       3,097,259   $       4,604,031
  Net realized gain (loss)                                     199,574         (45,576,525)             320,777           1,116,590
  Net change in unrealized appreciation
   (depreciation)                                           19,719,755            (464,134)            (627,984)          2,942,064
                                                     -----------------   -----------------    -----------------   -----------------
Net increase (decrease) in net assets resulting
 from operations                                            23,620,123         (40,728,390)           2,790,052           8,662,685
                                                     -----------------   -----------------    -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                 (3,793,962)         (5,104,128)          (3,787,131)         (5,073,236)
                                                     -----------------   -----------------    -----------------   -----------------
Total distributions to shareholders                         (3,793,962)         (5,104,128)          (3,787,131)         (5,073,236)
                                                     -----------------   -----------------    -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                 25,387,453          33,319,480          139,970,072          51,975,926
  Net asset value of shares issued in reinvestment
   of dividends and distributions                            3,140,661           4,973,569            3,039,571           5,029,095
  Cost of shares redeemed                                 (122,048,453)       (119,571,744)         (60,076,266)        (47,236,574)
                                                     -----------------   -----------------    -----------------   -----------------
Net increase (decrease) in net assets resulting
 from capital share transactions                           (93,520,339)        (81,278,695)          82,933,377           9,768,447
                                                     -----------------   -----------------    -----------------   -----------------
Increase (decrease) in net assets                          (73,694,178)       (127,111,213)          81,936,298          13,357,896

NET ASSETS:
Beginning of year                                          218,652,090         345,763,303           96,280,665          82,922,769
                                                     -----------------   -----------------    -----------------   -----------------
End of year                                          $     144,957,912   $     218,652,090    $     178,216,963   $      96,280,665
                                                     =================   =================    =================   =================
Undistributed (distributions in excess of) net
 investment income included in net assets at
 end of year                                         $         128,314   $         179,517    $        (745,128)  $        (514,031)
                                                     =================   =================    =================   =================
SHARES ISSUED AND REDEEMED:
  Shares sold                                                2,930,557           3,792,003           13,939,062           5,234,886
  Shares issued in reinvestment of dividends and
   distributions                                               369,439             565,696              300,453             508,428
  Shares redeemed                                          (14,437,905)        (14,024,257)          (5,945,931)         (4,746,465)
                                                     -----------------   -----------------    -----------------   -----------------
Net increase (decrease) in shares outstanding              (11,137,909)         (9,666,558)           8,293,584             996,849
                                                     =================   =================    =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         MONEY MARKET FUND                       S&P 500 STOCK FUND
                                                     -------------------------------------    -------------------------------------
                                                               FOR THE             FOR THE              FOR THE             FOR THE
                                                            YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                     DECEMBER 31, 2003   DECEMBER 31, 2002    DECEMBER 31, 2003   DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                              $          93,786   $         949,987    $      17,089,865   $      16,639,512
  Net realized gain (loss)                                         396              55,922           31,922,562        (119,089,866)
  Net change in unrealized appreciation
   (depreciation)                                                   --                  --          223,935,674        (212,754,939)
                                                     -----------------   -----------------    -----------------   -----------------
Net increase (decrease) in net assets resulting
 from operations                                                94,182           1,005,909          272,948,101        (315,205,293)
                                                     -----------------   -----------------    -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   (93,786)           (949,987)         (17,044,260)        (16,129,634)
  From net realized gain                                          (396)                 --                   --          (1,151,282)
                                                     -----------------   -----------------    -----------------   -----------------
Total distributions to shareholders                            (94,182)           (949,987)         (17,044,260)        (17,280,916)
                                                     -----------------   -----------------    -----------------   -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                108,099,364         353,090,664          628,023,576         495,172,813
  Net asset value of shares issued in reinvestment
   of dividends and distributions                               53,624             302,610           16,163,297          17,117,947
  Cost of shares redeemed                                 (159,569,555)       (379,997,053)        (450,976,285)       (654,826,340)
                                                     -----------------   -----------------    -----------------   -----------------
Net increase (decrease) in net assets resulting
 from capital share transactions                           (51,416,567)        (26,603,779)         193,210,588        (142,535,580)
                                                     -----------------   -----------------    -----------------   -----------------
Increase (decrease) in net assets                          (51,416,567)        (26,547,857)         449,114,429        (475,021,789)

NET ASSETS:
Beginning of year                                           54,370,005          80,917,862          945,498,591       1,420,520,380
                                                     -----------------   -----------------    -----------------   -----------------
End of year                                          $       2,953,438   $      54,370,005    $   1,394,613,020   $     945,498,591
                                                     =================   =================    =================   =================
Undistributed net investment income included in
 net assets at end of year                           $            (396)  $              --    $       2,072,457   $       2,082,696
                                                     =================   =================    =================   =================
SHARES ISSUED AND REDEEMED:
  Shares sold                                              108,099,364         353,090,663            5,432,521           4,239,168
  Shares issued in reinvestment of dividends
   and distributions                                            53,624             302,610              141,171             146,358
  Shares redeemed                                         (159,569,555)       (379,997,051)          (4,083,462)         (5,723,352)
                                                     -----------------   -----------------    -----------------   -----------------
Net increase (decrease) in shares outstanding              (51,416,567)        (26,603,778)           1,490,230          (1,337,826)
                                                     =================   =================    =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                ASSET ALLOCATION FUND
                                                                 ----------------------------------------------------
                                                                    YEAR ENDED           YEAR ENDED        YEAR ENDED
                                                                 DEC. 31, 2003        DEC. 31, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $        8.20     $           9.51     $       10.94
                                                                 -------------     ----------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.19                 0.16              0.19/(5)/
  Net realized and unrealized gain (loss)                                 1.13                (1.31)            (0.97)/(5)/
                                                                 -------------     ----------------     -------------
TOTAL FROM INVESTMENT OPERATIONS                                          1.32                (1.15)            (0.78)
                                                                 -------------     ----------------     -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (0.19)               (0.16)            (0.20)
  Net realized gain                                                         --                   --             (0.45)
                                                                 -------------     ----------------     -------------
TOTAL DISTRIBUTIONS                                                      (0.19)               (0.16)            (0.65)
                                                                 -------------     ----------------     -------------
NET ASSET VALUE, END OF PERIOD                                   $        9.33     $           8.20     $        9.51
                                                                 =============     ================     =============
TOTAL RETURN                                                             16.33%              (12.23)%           (6.92)%
                                                                 =============     ================     =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $     144,958     $        218,652     $     345,763
  Ratio of expenses to average net assets/(3)/                            0.75%                0.75%             0.75%
  Ratio of net investment income to average net assets/(3)/               2.18%                1.88%             1.91%/(5)/
  Portfolio turnover rate/(4)/                                              76%                  92%               35%

                                                                                                  ASSET ALLOCATION FUND
                                                                 ------------------------------------------------------
                                                                    YEAR ENDED         PERIOD ENDED          YEAR ENDED
                                                                 DEC. 31, 2000   DEC. 31, 1999/(1)/       FEB. 28, 1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $       12.57     $          14.07       $       13.50
                                                                 -------------     ----------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.31                 0.29                0.26
  Net realized and unrealized gain (loss)                                (0.16)                1.08                2.07
                                                                 -------------     ----------------       -------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.15                 1.37                2.33
                                                                 -------------     ----------------       -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (0.31)               (0.29)              (0.26)
  Net realized gain                                                      (1.47)               (2.58)              (1.50)
                                                                 -------------     ----------------       -------------
TOTAL DISTRIBUTIONS                                                      (1.78)               (2.87)              (1.76)
                                                                 -------------     ----------------       -------------
NET ASSET VALUE, END OF PERIOD                                   $       10.94     $          12.57       $       14.07
                                                                 =============     ================       =============
TOTAL RETURN                                                              1.11%                9.95%/(2)/         17.83%
                                                                 =============     ================       =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $     409,918     $        562,523       $     599,093
  Ratio of expenses to average net assets/(3)/                            0.75%                0.75%               0.75%
  Ratio of net investment income to average net assets/(3)/               2.43%                2.36%               1.84%
  Portfolio turnover rate/(4)/                                              53%                  39%                 33%

                                                                                                      BOND INDEX FUND
                                                                 ----------------------------------------------------
                                                                    YEAR ENDED           YEAR ENDED        YEAR ENDED
                                                                 DEC. 31, 2003        DEC. 31, 2002     DEC. 31, 2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $       10.14     $           9.76     $        9.54
                                                                 -------------     ----------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.52                 0.58              0.53/(5)/
  Net realized and unrealized gain (loss)                                (0.13)                0.36              0.29/(5)/
                                                                 -------------     ----------------     -------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.39                 0.94              0.82
                                                                 -------------     ----------------     -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (0.51)               (0.56)            (0.60)
                                                                 -------------     ----------------     -------------
TOTAL DISTRIBUTIONS                                                      (0.51)               (0.56)            (0.60)
                                                                 -------------     ----------------     -------------
NET ASSET VALUE, END OF PERIOD                                   $       10.02     $          10.14     $        9.76
                                                                 =============     ================     =============
TOTAL RETURN                                                              3.92%                9.90%             8.80%
                                                                 =============     ================     =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $     178,217     $         96,281     $      82,923
  Ratio of expenses to average net assets/(3)/                            0.23%                0.23%             0.23%
  Ratio of net investment income to average net assets/(3)/               4.09%                5.12%             5.85%/(5)/
  Portfolio turnover rate/(4)/                                              67%                 118%               53%

                                                                                                         BOND INDEX FUND
                                                                 -------------------------------------------------------
                                                                    YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                                                 DEC. 31, 2000   DEC. 31, 1999/(1)/        FEB. 28, 1999
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $        9.15     $           9.73        $        9.73
                                                                 -------------     ----------------        -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.63                 0.50                 0.60
  Net realized and unrealized gain (loss)                                 0.40                (0.58)                  --
                                                                 -------------     ----------------        -------------
TOTAL FROM INVESTMENT OPERATIONS                                          1.03                (0.08)                0.60
                                                                 -------------     ----------------        -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (0.64)               (0.50)               (0.60)
                                                                 -------------     ----------------        -------------
TOTAL DISTRIBUTIONS                                                      (0.64)               (0.50)               (0.60)
                                                                 -------------     ----------------        -------------
NET ASSET VALUE, END OF PERIOD                                   $        9.54     $           9.15        $        9.73
                                                                 =============     ================        =============
TOTAL RETURN                                                             11.76%               (0.82)%/(2)/          6.24%
                                                                 =============     ================        =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $      69,051     $        133,385        $     126,733
  Ratio of expenses to average net assets/(3)/                            0.23%                0.23%                0.23%
  Ratio of net investment income to average net assets/(3)/               6.59%                6.30%                6.10%
  Portfolio turnover rate/(4)/                                              52%                  25%                  28%

/(1)/ FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE FUND CHANGED ITS FISCAL
      YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.

/(2)/ NOT ANNUALIZED.

/(3)/ ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE THE
      FUND'S SHARE OF EXPENSES CHARGED TO THE CORRESPONDING MASTER PORTFOLIO.

/(4)/ REPRESENTS THE PORTFOLIO TURNOVER RATE OF THE FUND'S CORRESPONDING MASTER
      PORTFOLIO.

/(5)/ EFFECTIVE JANUARY 1, 2001, THE ASSET ALLOCATION AND BOND INDEX MASTER
      PORTFOLIOS ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE ON THE ASSET ALLOCATION FUND FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.0033, INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS) PER SHARE BY $0.0033 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 1.94% TO 1.91%. THE EFFECT OF THIS CHANGE ON THE BOND INDEX FUND FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.04, INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS) PER SHARE BY $0.04 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 6.23% TO 5.85%. PER SHARE AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                        MONEY MARKET FUND
                                                                 --------------------------------------------------------
                                                                    YEAR ENDED             YEAR ENDED          YEAR ENDED
                                                                 DEC. 31, 2003          DEC. 31, 2002       DEC. 31, 2001
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $        1.00       $           1.00       $        1.00
                                                                 -------------       ----------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.01                   0.01                0.04
  Net realized and unrealized gain (loss)                                 0.00/(7)/              0.00/(7)/           0.00/(7)/
                                                                 -------------       ----------------       -------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.01                   0.01                0.04
                                                                 -------------       ----------------       -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (0.01)                 (0.01)              (0.04)
  Net realized gain                                                      (0.00)/(7)/               --                  --
                                                                 -------------       ----------------       -------------
TOTAL DISTRIBUTIONS                                                      (0.01)                 (0.01)              (0.04)
                                                                 -------------       ----------------       -------------
NET ASSET VALUE, END OF PERIOD                                   $        1.00       $           1.00       $        1.00
                                                                 =============       ================       =============
TOTAL RETURN                                                              0.81%                  1.49%/(8)/          3.88%
                                                                 =============       ================       =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $       2,953       $         54,370       $      80,918
  Ratio of expenses to average net assets/(3)/                            0.45%                  0.45%               0.45%
  Ratio of net investment income to average net assets/(3)/               0.90%                  1.51%               3.80%

                                                                                                        MONEY MARKET FUND
                                                                 --------------------------------------------------------
                                                                    YEAR ENDED           PERIOD ENDED          YEAR ENDED
                                                                 DEC. 31, 2000     DEC. 31, 1999/(1)/       FEB. 28, 1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $        1.00       $           1.00       $        1.00
                                                                 -------------       ----------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.06                   0.04                0.05
  Net realized and unrealized gain (loss)                                (0.00)/(7)/               --                  --
                                                                 -------------       ----------------       -------------
TOTAL FROM INVESTMENT OPERATIONS                                          0.06                   0.04                0.05
                                                                 -------------       ----------------       -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (0.06)                 (0.04)              (0.05)
  Net realized gain                                                         --                     --                  --
                                                                 -------------       ----------------       -------------
TOTAL DISTRIBUTIONS                                                      (0.06)                 (0.04)              (0.05)
                                                                 -------------       ----------------       -------------
NET ASSET VALUE, END OF PERIOD                                   $        1.00       $           1.00       $        1.00
                                                                 =============       ================       =============
TOTAL RETURN                                                              6.17%                  4.14%/(2)/          5.15%
                                                                 =============       ================       =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $      73,435       $        143,258       $     205,317
  Ratio of expenses to average net assets/(3)/                            0.45%                  0.45%               0.45%
  Ratio of net investment income to average net assets/(3)/               5.94%                  4.86%               4.62%

                                                                                                       S&P 500 STOCK FUND
                                                                 --------------------------------------------------------
                                                                    YEAR ENDED             YEAR ENDED          YEAR ENDED
                                                                 DEC. 31, 2003          DEC. 31, 2002  DEC. 31, 2001/(5)/
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $      106.71       $         139.28       $      170.64
                                                                 -------------       ----------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   1.86                   0.48                1.76
  Net realized and unrealized gain (loss)                                28.06                 (32.63)             (22.96)
                                                                 -------------       ----------------       -------------
TOTAL FROM INVESTMENT OPERATIONS                                         29.92                 (32.15)             (21.20)
                                                                 -------------       ----------------       -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (1.89)                 (0.40)              (1.76)
  Net realized gain                                                         --                  (0.02)              (8.40)
                                                                 -------------       ----------------       -------------
TOTAL DISTRIBUTIONS                                                      (1.89)                 (0.42)             (10.16)
                                                                 -------------       ----------------       -------------
NET ASSET VALUE, END OF PERIOD                                   $      134.74       $         106.71       $      139.28
                                                                 =============       ================       =============
TOTAL RETURN                                                             28.37%                (22.20)%            (12.11)%
                                                                 =============       ================       =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $   1,394,613       $        945,499       $   1,420,520
  Ratio of expenses to average net assets/(3)/                            0.20%                  0.20%               0.20%
  Ratio of net investment income to average net assets/(3)/               1.59%                  1.41%               1.15%
  Portfolio turnover rate/(4)/                                               8%/(6)/               12%                  9%

                                                                                                       S&P 500 STOCK FUND
                                                            -------------------------------------------------------------
                                                                    YEAR ENDED           PERIOD ENDED          YEAR ENDED
                                                            DEC. 31, 2000/(5)/ DEC. 31, 1999/(1)//(5)/  FEB. 28, 1999/(5)/
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $      216.24       $         198.40       $      176.64
                                                                 -------------       ----------------       -------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   2.32                   2.32                2.72
  Net realized and unrealized gain (loss)                               (22.08)                 35.76               30.96
                                                                 -------------       ----------------       -------------
TOTAL FROM INVESTMENT OPERATIONS                                        (19.76)                 38.08               33.68
                                                                 -------------       ----------------       -------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                  (2.32)                 (2.72)              (2.72)
  Net realized gain                                                     (23.52)                (17.52)              (9.20)
                                                                 -------------       ----------------       -------------
TOTAL DISTRIBUTIONS                                                     (25.84)                (20.24)             (11.92)
                                                                 -------------       ----------------       -------------
NET ASSET VALUE, END OF PERIOD                                   $      170.64       $         216.24       $      198.40
                                                                 =============       ================       =============
TOTAL RETURN                                                             (9.34)%                19.67%/(2)/         19.50%
                                                                 =============       ================       =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $   1,871,741       $      2,844,438       $   2,543,456
  Ratio of expenses to average net assets/(3)/                            0.20%                  0.20%               0.20%
  Ratio of net investment income to average net assets/(3)/               1.07%                  1.29%               1.45%
  Portfolio turnover rate/(4)/                                              10%                     7%                 11%

/(1)/ FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE FUND CHANGED ITS FISCAL
      YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.

/(2)/ NOT ANNUALIZED.

/(3)/ ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE THE
      FUND'S SHARE OF EXPENSES CHARGED TO THE CORRESPONDING MASTER PORTFOLIO.

/(4)/ REPRESENTS THE PORTFOLIO TURNOVER RATE OF THE FUND'S CORRESPONDING MASTER
      PORTFOLIO.

/(5)/ PER SHARE AMOUNTS HAVE BEEN RESTATED TO REFLECT A 0.125 REVERSE STOCK
      SPLIT.

/(6)/ PORTFOLIO TURNOVER RATE EXCLUDING IN-KIND TRANSACTIONS WAS 4%.

/(7)/ ROUNDS TO LESS THAN $0.01.

/(8)/ THE VOLUNTARY REIMBURSEMENTS MADE BY THE INVESTMENT ADVISOR HAD NO
      MATERIAL IMPACT ON THE TOTAL RETURN FOR THE YEAR.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

     Barclays Global Investors Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2003, the Trust offered the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market and S&P 500 Stock Funds, and the LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

     These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds (each, a "Fund", collectively, the "Funds").

     Under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT POLICY AND SECURITY VALUATION

     Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (100.00%, 10.59%, 0.06% and 38.38% for the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of December 31, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Money Market Fund will meet this objective.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Asset Allocation and Bond Index Funds are declared and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund are declared and distributed quarterly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. For each Fund, distributions to shareholders from any net realized capital gains are declared and distributed at least annually.

     Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     At December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                      TOTAL DISTRIBUTABLE
                                                                      UNREALIZED                                 EARNINGS
                                               UNDISTRIBUTED       APPRECIATION/         CAPITAL AND         (ACCUMULATED
            FUND                             ORDINARY INCOME      (DEPRECIATION)        OTHER LOSSES              LOSSES)
            -------------------------------------------------------------------------------------------------------------
            Asset Allocation Fund          $         384,470   $         898,165   $     (48,497,776)   $     (47,215,141)
            Bond Index Fund                              341             739,342          (2,083,289)          (1,289,606)
            Money Market Fund                             --                  --             (26,128)             (24,771)
            S&P 500 Stock Fund                     2,059,310          82,770,382         (72,553,457)          12,276,235

     The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

            FUND                                         2003            2002
            -----------------------------------------------------------------
            ASSET ALLOCATION FUND
            Distributions paid from:
              Ordinary income                   $   3,793,962   $   5,104,128
              Long-term capital gain                       --              --
                                                -------------   -------------
            Total distributions                 $   3,793,962   $   5,104,128
                                                =============   =============

            BOND INDEX FUND
            Distributions paid from:
              Ordinary income                   $   3,787,131   $   5,073,236
              Long-term capital gain                       --              --
                                                -------------   -------------
            Total distributions                 $   3,787,131   $   5,073,236
                                                =============   =============

            MONEY MARKET FUND
            Distributions paid from:
              Ordinary income                   $      94,182   $     949,987
              Long-term capital gain                       --              --
                                                -------------   -------------
            Total distributions                 $      94,182   $     949,987
                                                =============   =============

            S&P  500 STOCK FUND
            Distributions paid from:
              Ordinary income                   $  17,044,260   $  16,129,602
              Long-term capital gain                       --       1,151,314
                                                -------------   -------------
            Total distributions                 $  17,044,260   $  17,280,916
                                                =============   =============

     FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

     The Funds had tax basis net capital loss carryforwards at December 31, 2003, the tax year-end of the Funds, as follows:

                                      EXPIRING        EXPIRING        EXPIRING        EXPIRING        EXPIRING
     FUND                                 2005            2008            2009            2010            2011           TOTAL
     -------------------------------------------------------------------------------------------------------------------------
     Asset Allocation Fund         $        --     $        --   $   5,141,108   $   9,096,269   $  33,855,346   $  48,092,723
     Bond Index Fund                        --       1,921,297              --              --         159,923       2,081,220
     Money Market Fund                  26,128              --              --              --              --          26,128
     S&P 500 Stock Fund                     --              --              --      72,553,457              --      72,553,457

     Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

     From November 1, 2003 to December 31, 2003, certain of the Funds incurred net realized capital losses or net foreign currency losses. As permitted by tax regulations, the Asset Allocation Fund and the Bond Index Fund have elected to defer these losses of $405,053 and $2,069, respectively, and treat them as arising in the year ending December 31, 2004.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Bank & Trust Company ("IBT") serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

     SEI Investments Distribution Company ("SEI") is the Funds' distributor. SEI does not receive a fee from the Funds for its distribution services. Prior to April 1, 2003, Stephens Inc. served as the Funds' distributor.

     The Trust has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services a fee of 0.40%, 0.15%, 0.35% and 0.15% of the average daily net assets from the Asset Allocation, Bond Index, Money Market and S&P 500 Stock Funds, respectively. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Funds.

     Certain officers and trustees of the Trust are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3.     CAPITAL SHARE TRANSACTIONS

     As of December 31, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Funds' Statements of Changes in Net Assets.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Asset Allocation Fund, Bond Index Fund, Money Market Fund and S&P 500 Stock Fund, each a series of Barclays Global Investors Funds (collectively the "Funds"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Funds for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

TAX INFORMATION -- UNAUDITED

     For corporate shareholders, 46.59% and 100.00% of the income dividends paid by the Asset Allocation Fund and the S&P 500 Stock Fund, respectively, during the year ended December 31, 2003 qualified for the dividends received deduction.

     The following are estimates of qualified dividend income received by the Funds through December 31, 2003 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003:

                                            ESTIMATED
                                            QUALIFIED
                                             DIVIDEND
            FUND                               INCOME
            ------------------------------------------
            Asset Allocation Fund               45.03%
            S&P 500 Stock Fund                  99.55%

BARCLAYS GLOBAL INVESTORS FUNDS
TRUSTEES INFORMATION -- UNAUDITED

     The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

     Barclays Global Investors Funds ("BGIF"), Master Investment Portfolio ("MIP"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

     Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds' Trustees may be found in the Funds' Statements of Additional Information, which are available without charge upon request by calling toll-free 1-877-244-1544.

                        INTERESTED TRUSTEES AND OFFICERS

                                                                                                         OTHER PUBLIC COMPANY AND
                                    POSITION(s),                                                            INVESTMENT COMPANY
  NAME, ADDRESS AND AGE         LENGTH OF SERVICE       PRINCIPAL OCCUPATION DURING PAST FIVE YEARS            DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
*Lee T. Kranefuss, 42       Trustee since             Chief Executive Officer of the Intermediary     Director, iShares Inc. (since
                            November 16, 2001,        Investor and Exchange Traded Products           June 18, 2003); Trustee,
                            President and Chief       Business of Barclays Global Investors, N.A.     iShares Trust (since
                            Executive Officer         ("BGI")                                         June 18, 2003).

Michael A. Latham, 38       Secretary, Treasurer and  Chief Operating Officer of the Intermediary     None
                            Chief Financial Officer   Investor and Exchange Traded Products
                                                      Business of BGI (since 2003); Director of
                                                      Mutual Fund Delivery in the U.S. Individual
                                                      Investor Business of BGI (2000-2003); Head of
                                                      Operations, BGI Europe (1997-2000)

* LEE T. KRANEFUSS IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE INTERMEDIARY INVESTOR AND EXCHANGE TRADED PRODUCTS BUSINESS OF BGI, THE ADMINISTRATOR OF THE FUNDS AND THE PARENT COMPANY OF BGFA, THE INVESTMENT ADVISOR OF THE MASTER PORTFOLIOS.

                              INDEPENDENT TRUSTEES

                                                                                                         OTHER PUBLIC COMPANY AND
                                  POSITION(s),                                                               INVESTMENT COMPANY
  NAME, ADDRESS AND AGE        LENGTH OF SERVICE       PRINCIPAL OCCUPATION DURING PAST FIVE YEARS             DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Mary G. F. Bitterman, 59    Trustee since             Director, Osher Lifelong Learning Institutes,   Director, Pacific Century
                            November 16, 2001         the Bernard Osher Foundation; President and     Financial Corporation/Bank of
                                                      Chief Executive Officer of The James Irvine     Hawaii.
                                                      Foundation (non-profit foundation); President
                                                      and Chief Executive Officer of KQED, Inc.
                                                      (public television and radio) from 1993-2002.

Jack S. Euphrat, 81         Trustee since             Private Investor                                None
                            October 20, 1993

W. Rodney Hughes, 77        Trustee since             Private Investor                                None
                            October 20, 1993

Richard K. Lyons, 42        Trustee since             Professor, University of California,            Director, Matthews Asian Funds
                            November 16, 2001         Berkeley: Haas School of Business; Member,      (oversees 6 portfolios);
                                                      Council of Foreign Relations                    Director, iShares Inc. (since
                                                                                                      2001); Trustee, iShares Trust
                                                                                                      (since 2001).

Leo Soong, 57               Trustee since             President of Trinity Products LLC               Chairman of the California
                            February 9, 2000          (beverages); Managing Director of CG Roxane     Automobile Association
                                                      LLC (water company); Co-Founder of Crystal
                                                      Geyser Water Co. (President through 1999).

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS - 42.93%

ADVERTISING - 0.10%

Interpublic Group of Companies Inc./(1)/               2,565   $         40,014
Omnicom Group Inc.                                     1,145             99,993
-------------------------------------------------------------------------------
                                                                        140,007
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.67%

Boeing Co. (The)                                       5,064            213,397
General Dynamics Corp.                                 1,190            107,564
Goodrich (B.F.) Co.                                      766             22,743
Lockheed Martin Corp.                                  2,729            140,271
Northrop Grumman Corp.                                 1,103            105,447
Raytheon Co.                                           2,482             74,559
Rockwell Collins Inc.                                  1,131             33,964
United Technologies Corp.                              2,835            268,673
-------------------------------------------------------------------------------
                                                                        966,618
-------------------------------------------------------------------------------

AIRLINES - 0.06%

Delta Air Lines Inc.                                     644              7,606
Southwest Airlines Co.                                 4,714             76,084
-------------------------------------------------------------------------------
                                                                         83,690
-------------------------------------------------------------------------------

APPAREL - 0.14%

Jones Apparel Group Inc.                                 797             28,078
Liz Claiborne Inc.                                       711             25,212
Nike Inc. Class B                                      1,592            108,988
Reebok International Ltd.                                383             15,060
VF Corp.                                                 678             29,317
-------------------------------------------------------------------------------
                                                                        206,655
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.30%

Ford Motor Company                                    11,010            176,160
General Motors Corp.                                   3,372            180,065
Navistar International Corp./(1)/                        445             21,311
PACCAR Inc.                                              695             59,158
-------------------------------------------------------------------------------
                                                                        436,694
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.05%

Cooper Tire & Rubber Co.                                 367              7,846
Dana Corp.                                               966             17,726
Delphi Corp.                                           3,561             36,358
Goodyear Tire & Rubber Co. (The)/(1)/                    858              6,744
Visteon Corp.                                            982             10,223
-------------------------------------------------------------------------------
                                                                         78,897
-------------------------------------------------------------------------------

BANKS - 3.20%

AmSouth Bancorp                                        2,081             50,985
Bank of America Corp.                                  8,991            723,146
Bank of New York Co. Inc. (The)                        4,649            153,975
Bank One Corp.                                         6,788            309,465
BB&T Corp.                                             3,282            126,816
Charter One Financial Inc.                             1,313             45,364
Comerica Inc.                                          1,042             58,415
Fifth Third Bancorp                                    3,412            201,649
First Tennessee National Corp.                           799             35,236
FleetBoston Financial Corp.                            6,354            277,352
Golden West Financial Corp.                              917             94,625
Huntington Bancshares Inc.                             1,450             32,625
KeyCorp                                                2,520             73,886
Marshall & Ilsley Corp.                                1,328             50,796
Mellon Financial Corp.                                 2,592             83,229
National City Corp.                                    3,714            126,053
North Fork Bancorp Inc.                                  963             38,973
Northern Trust Corp.                                   1,320             61,274
PNC Financial Services Group                           1,686             92,275
Regions Financial Corp.                                1,323             49,216
SouthTrust Corp.                                       2,018             66,049
State Street Corp.                                     2,010            104,681
SunTrust Banks Inc.                                    1,677            119,906
Synovus Financial Corp.                                1,790             51,767
U.S. Bancorp                                          11,627            346,252
Union Planters Corp.                                   1,136             35,773
Wachovia Corp.                                         8,009            373,139
Washington Mutual Inc.                                 5,480            219,858
Wells Fargo & Company                                 10,211            601,326
Zions Bancorporation                                     571             35,019
-------------------------------------------------------------------------------
                                                                      4,639,125
-------------------------------------------------------------------------------

BEVERAGES - 1.14%

Anheuser-Busch Companies Inc.                          4,941            260,292
Brown-Forman Corp. Class B                               385             35,978
Coca-Cola Co. (The)                                   14,808            751,506
Coca-Cola Enterprises Inc.                             2,694             58,918
Coors (Adolf) Company Class B                            236             13,240
Pepsi Bottling Group Inc.                              1,664             40,236
PepsiCo Inc.                                          10,386            484,195
-------------------------------------------------------------------------------
                                                                      1,644,365
-------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.47%

Amgen Inc./(1)/                                        7,768            480,062
Biogen Idec Inc./(1)/                                  1,958             72,015
Chiron Corp./(1)/                                      1,114             63,487
Genzyme Corp. - General Division/(1)/                  1,329             65,573
-------------------------------------------------------------------------------
                                                                        681,137
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.10%

American Standard Companies Inc./(1)/                    432             43,502
Masco Corp.                                            2,820             77,296
Vulcan Materials Co.                                     642             30,540
-------------------------------------------------------------------------------
                                                                        151,338
-------------------------------------------------------------------------------

CHEMICALS - 0.66%

Air Products & Chemicals Inc.                          1,361             71,902
Ashland Inc.                                             443             19,519
Dow Chemical Co. (The)                                 5,543            230,423
Du Pont (E.I.) de Nemours and Co.                      6,005            275,569

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

CHEMICALS (CONTINUED)

Eastman Chemical Co.                                     503             19,884
Engelhard Corp.                                          817             24,469
Great Lakes Chemical Corp.                               238              6,471
Hercules Inc./(1)/                                       534              6,515
Monsanto Co.                                           1,518             43,688
PPG Industries Inc.                                    1,012             64,788
Praxair Inc.                                           1,952             74,566
Rohm & Haas Co.                                        1,326             56,633
Sherwin-Williams Co. (The)                               925             32,135
Sigma-Aldrich Corp.                                      444             25,388
-------------------------------------------------------------------------------
                                                                        951,950
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.46%

Apollo Group Inc. Class A/(1)/                         1,053             71,604
Block (H & R) Inc.                                     1,066             59,024
Cendant Corp./(1)/                                     6,045            134,622
Concord EFS Inc./(1)/                                  2,942             43,659
Convergys Corp./(1)/                                     929             16,220
Deluxe Corp.                                             345             14,259
Donnelley (R.R.) & Sons Co.                              738             22,251
Ecolab Inc.                                            1,507             41,247
Equifax Inc.                                             916             22,442
McKesson Corp.                                         1,733             55,733
Monster Worldwide Inc./(1)/                              731             16,053
Moody's Corp.                                            887             53,708
Paychex Inc.                                           2,268             84,370
Robert Half International Inc./(1)/                    1,112             25,954
-------------------------------------------------------------------------------
                                                                        661,146
-------------------------------------------------------------------------------

COMPUTERS - 2.54%

Apple Computer Inc./(1)/                               2,159             46,138
Cisco Systems Inc./(1)/                               41,794          1,015,176
Computer Sciences Corp./(1)/                           1,094             48,388
Dell Inc./(1)/                                        15,466            525,225
Electronic Data Systems Corp.                          2,869             70,405
EMC Corp./(1)/                                        14,458            186,797
Gateway Inc./(1)/                                      2,097              9,646
Hewlett-Packard Co.                                   18,363            421,798
International Business Machines Corp.                 10,416            965,355
Lexmark International Inc./(1)/                          762             59,924
NCR Corp./(1)/                                           618             23,978
Network Appliance Inc./(1)/                            2,035             41,779
Sun Microsystems Inc./(1)/                            19,362             86,935
SunGard Data Systems Inc./(1)/                         1,696             46,996
Unisys Corp./(1)/                                      2,084             30,947
Veritas Software Corp./(1)/                            2,564             95,278
-------------------------------------------------------------------------------
                                                                      3,674,765
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.03%

Alberto-Culver Co. Class B                               384             24,223
Avon Products Inc.                                     1,424             96,106
Colgate-Palmolive Co.                                  3,218            161,061
Gillette Co. (The)                                     6,112            224,494
International Flavors & Fragrances Inc.                  614   $         21,441
Kimberly-Clark Corp.                                   3,029            178,984
Procter & Gamble Co.                                   7,828            781,861
-------------------------------------------------------------------------------
                                                                      1,488,170
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.12%

Costco Wholesale Corp./(1)/                            2,754            102,394
Genuine Parts Co.                                      1,106             36,719
Grainger (W.W.) Inc.                                     574             27,202
-------------------------------------------------------------------------------
                                                                        166,315
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.13%

American Express Co.                                   7,736            373,107
American International Group Inc.                     15,747          1,043,711
Bear Stearns Companies Inc. (The)                        580             46,371
Capital One Financial Corp.                            1,368             83,845
Citigroup Inc.                                        31,158          1,512,409
Countrywide Financial Corp.                            1,091             82,727
Fannie Mae                                             5,857            439,626
Federated Investors Inc. Class B                         708             20,787
Franklin Resources Inc.                                1,506             78,402
Freddie Mac                                            4,190            244,361
Goldman Sachs Group Inc. (The)                         2,846            280,986
Janus Capital Group Inc.                               1,561             25,616
JP Morgan Chase & Co.                                 12,307            452,036
Lehman Brothers Holdings Inc.                          1,665            128,571
MBNA Corp.                                             7,650            190,103
Merrill Lynch & Co. Inc.                               5,698            334,188
Morgan Stanley                                         6,540            378,470
Providian Financial Corp./(1)/                         1,895             22,058
Schwab (Charles) Corp. (The)                           8,187             96,934
SLM Corp.                                              2,722            102,565
T. Rowe Price Group Inc.                                 785             37,217
-------------------------------------------------------------------------------
                                                                      5,974,090
-------------------------------------------------------------------------------

ELECTRIC - 1.07%

AES Corp. (The)/(1)/                                   3,936             37,156
Allegheny Energy Inc./(1)/                               621              7,924
Ameren Corp.                                             964             44,344
American Electric Power Co. Inc.                       2,368             72,248
Calpine Corp./(1)/                                     2,459             11,828
CenterPoint Energy Inc.                                1,992             19,302
Cinergy Corp.                                          1,028             39,897
CMS Energy Corp./(1)/                                    872              7,429
Consolidated Edison Inc.                               1,340             57,633
Constellation Energy Group Inc.                        1,059             41,470
Dominion Resources Inc.                                1,956            124,851
DTE Energy Co.                                         1,063             41,882
Duke Energy Corp.                                      5,458            111,616
Edison International/(1)/                              2,053             45,022
Entergy Corp.                                          1,368             78,154
Exelon Corp.                                           1,973            130,928
FirstEnergy Corp.                                      1,949             68,605

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

ELECTRIC (CONTINUED)

FPL Group Inc.                                         1,101   $         72,027
NiSource Inc.                                          1,672             36,684
PG&E Corp./(1)/                                        2,461             68,342
Pinnacle West Capital Corp.                              595             23,812
PPL Corp.                                              1,052             46,025
Progress Energy Inc.                                   1,456             65,899
Public Service Enterprise Group Inc.                   1,402             61,408
Southern Company                                       4,398            133,040
TECO Energy Inc.                                       1,220             17,580
TXU Corp.                                              1,922             45,590
Xcel Energy Inc.                                       2,309             39,207
-------------------------------------------------------------------------------
                                                                      1,549,903
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.06%

American Power Conversion Corp.                        1,245             30,440
Molex Inc.                                             1,206             42,077
Power-One Inc./(1)/                                      675              7,310
-------------------------------------------------------------------------------
                                                                         79,827
-------------------------------------------------------------------------------

ELECTRONICS - 0.31%

Agilent Technologies Inc./(1)/                         2,824             82,574
Applera Corp. - Applied
 Biosystems Group                                      1,319             27,317
Jabil Circuit Inc./(1)/                                1,264             35,771
Johnson Controls Inc.                                    534             62,008
Millipore Corp./(1)/                                     316             13,604
Parker Hannifin Corp.                                    747             44,447
PerkinElmer Inc.                                         821             14,014
Sanmina-SCI Corp./(1)/                                 3,255             41,046
Solectron Corp./(1)/                                   5,265             31,116
Symbol Technologies Inc.                               1,501             25,352
Tektronix Inc.                                           550             17,380
Thermo Electron Corp./(1)/                             1,059             26,687
Thomas & Betts Corp.                                     272              6,226
Waters Corp./(1)/                                        770             25,533
-------------------------------------------------------------------------------
                                                                        453,075
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.01%

Fluor Corp.                                              532             21,088
-------------------------------------------------------------------------------
                                                                         21,088
-------------------------------------------------------------------------------

ENTERTAINMENT - 0.05%

International Game Technology Inc.                     2,063             73,649
-------------------------------------------------------------------------------
                                                                         73,649
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.09%

Allied Waste Industries Inc./(1)/                      1,871             25,969
Waste Management Inc.                                  3,569            105,642
-------------------------------------------------------------------------------
                                                                        131,611
-------------------------------------------------------------------------------

FOOD - 0.77%

Albertson's Inc.                                       2,135             48,358
Archer-Daniels-Midland Co.                             3,838             58,414
Campbell Soup Co.                                      2,458             65,874
ConAgra Foods Inc.                                     3,223             85,055
General Mills Inc.                                     2,249            101,880
Heinz (H.J.) Co.                                       2,111             76,904
Hershey Foods Corp.                                      779             59,975
Kellogg Co.                                            2,456             93,524
Kroger Co./(1)/                                        4,523             83,721
McCormick & Co. Inc.                                     877             26,398
Safeway Inc./(1)/                                      2,640             57,842
Sara Lee Corp.                                         4,737            102,840
SUPERVALU Inc.                                           873             24,959
Sysco Corp.                                            3,876            144,304
Winn-Dixie Stores Inc.                                   680              6,766
Wrigley (William Jr.) Co.                              1,351             75,940
-------------------------------------------------------------------------------
                                                                      1,112,754
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.26%

Boise Cascade Corp.                                      515             16,923
Georgia-Pacific Corp.                                  1,508             46,250
International Paper Co.                                2,899            124,976
Louisiana-Pacific Corp./(1)/                             548              9,798
MeadWestvaco Corp.                                     1,274             37,902
Plum Creek Timber Co. Inc.                             1,162             35,383
Temple-Inland Inc.                                       352             22,060
Weyerhaeuser Co.                                       1,317             84,288
-------------------------------------------------------------------------------
                                                                        377,580
-------------------------------------------------------------------------------

GAS - 0.06%

KeySpan Corp.                                          1,010             37,168
Nicor Inc.                                               227              7,727
Peoples Energy Corp.                                     187              7,861
Sempra Energy                                          1,357             40,791
-------------------------------------------------------------------------------
                                                                         93,547
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.15%

Black & Decker Corp.                                     507             25,005
Emerson Electric Co.                                   2,515            162,846
Snap-On Inc.                                             305              9,833
Stanley Works (The)                                      524             19,844
-------------------------------------------------------------------------------
                                                                        217,528
-------------------------------------------------------------------------------

HEALTH CARE - 2.02%

Aetna Inc.                                               918             62,038
Anthem Inc./(1)/                                         828             62,100
Bard (C.R.) Inc.                                         326             26,488
Bausch & Lomb Inc.                                       346             17,957
Baxter International Inc.                              3,679            112,283
Becton, Dickinson & Co.                                1,515             62,327
Biomet Inc.                                            1,525             55,525
Boston Scientific Corp./(1)/                           4,925            181,043
Express Scripts Inc./(1)/                                498             33,082
Guidant Corp.                                          1,853            111,551
HCA Inc.                                               2,976            127,849

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Health Management Associates Inc.
  Class A                                              1,526   $         36,624
Humana Inc./(1)/                                       1,053             24,061
Johnson & Johnson                                     17,920            925,747
Manor Care Inc.                                          580             20,051
Medco Health Solutions Inc./(1)/                       1,587             53,942
Medtronic Inc.                                         7,312            355,436
Quest Diagnostics Inc./(1)/                              611             44,670
St. Jude Medical Inc./(1)/                             1,024             62,822
Stryker Corp.                                          1,200            102,012
Tenet Healthcare Corp./(1)/                            2,931             47,043
UnitedHealth Group Inc.                                3,568            207,586
WellPoint Health Networks Inc./(1)/                      910             88,261
Zimmer Holdings Inc./(1)/                              1,450            102,080
-------------------------------------------------------------------------------
                                                                      2,922,578
-------------------------------------------------------------------------------

HOME BUILDERS - 0.07%

Centex Corp.                                             392             42,199
KB Home                                                  306             22,191
Pulte Homes Inc.                                         391             36,605
-------------------------------------------------------------------------------
                                                                        100,995
-------------------------------------------------------------------------------

HOME FURNISHINGS - 0.05%

Leggett & Platt Inc.                                   1,209             26,151
Maytag Corp.                                             509             14,176
Whirlpool Corp.                                          435             31,603
-------------------------------------------------------------------------------
                                                                         71,930
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.15%

American Greetings Corp. Class A/(1)/                    330              7,217
Avery Dennison Corp.                                     700             39,214
Clorox Co.                                             1,295             62,885
Fortune Brands Inc.                                      864             61,767
Newell Rubbermaid Inc.                                 1,740             39,620
Tupperware Corp.                                         470              8,150
-------------------------------------------------------------------------------
                                                                        218,853
-------------------------------------------------------------------------------

INSURANCE - 1.34%

ACE Ltd.                                               1,661             68,799
AFLAC Inc.                                             3,106            112,375
Allstate Corp. (The)                                   4,209            181,071
Ambac Financial Group Inc.                               621             43,091
AON Corp.                                              1,859             44,504
Chubb Corp.                                            1,127             76,749
CIGNA Corp.                                              818             47,035
Cincinnati Financial Corp.                               929             38,907
Hancock (John) Financial Services Inc.                 1,726             64,725
Hartford Financial Services Group Inc.                 1,702            100,469
Jefferson-Pilot Corp.                                    822             41,634
Lincoln National Corp.                                 1,030             41,581
Loews Corp.                                            1,100             54,395
Marsh & McLennan Companies Inc.                        3,180            152,290
MBIA Inc.                                                862             51,056
MetLife Inc.                                           4,569            153,838
MGIC Investment Corp.                                    625             35,588
Principal Financial Group Inc.                         1,936             64,024
Progressive Corp. (The)                                1,311            109,587
Prudential Financial Inc.                              3,303            137,966
SAFECO Corp.                                             879             34,219
St. Paul Companies Inc.                                1,354             53,686
Torchmark Corp.                                          724             32,971
Travelers Property Casualty Corp.
  Class B                                              6,072            103,042
UNUMProvident Corp.                                    1,868             29,458
XL Capital Ltd. Class A                                  817             63,358
-------------------------------------------------------------------------------
                                                                      1,936,418
-------------------------------------------------------------------------------

IRON / STEEL - 0.04%

Allegheny Technologies Inc.                              655              8,659
Nucor Corp.                                              492             27,552
United States Steel Corp.                                670             23,463
-------------------------------------------------------------------------------
                                                                         59,674
-------------------------------------------------------------------------------

LEISURE TIME - 0.19%

Brunswick Corp.                                          589             18,748
Carnival Corp.                                         3,785            150,378
Harley-Davidson Inc.                                   1,825             86,742
Sabre Holdings Corp.                                     810             17,488
-------------------------------------------------------------------------------
                                                                        273,356
-------------------------------------------------------------------------------

LODGING - 0.13%

Harrah's Entertainment Inc.                              699             34,789
Hilton Hotels Corp.                                    2,402             41,146
Marriott International Inc. Class A                    1,392             64,310
Starwood Hotels & Resorts Worldwide Inc.               1,199             43,128
-------------------------------------------------------------------------------
                                                                        183,373
-------------------------------------------------------------------------------

MACHINERY - 0.30%

Caterpillar Inc.                                       2,089            173,429
Cummins Inc.                                             268             13,116
Deere & Co.                                            1,440             93,672
Dover Corp.                                            1,181             46,945
Ingersoll-Rand Co. Class A                             1,024             69,509
Rockwell Automation Inc.                               1,177             41,901
-------------------------------------------------------------------------------
                                                                        438,572
-------------------------------------------------------------------------------

MANUFACTURERS - 2.25%

Cooper Industries Ltd.                                   584             33,831
Crane Co.                                                303              9,314
Danaher Corp.                                            919             84,318
Eastman Kodak Co.                                      1,664             42,715
Eaton Corp.                                              452             48,807
General Electric Co.                                  60,652          1,878,999
Honeywell International Inc.                           5,183            173,268
Illinois Tool Works Inc.                               1,852            155,401
ITT Industries Inc.                                      583             43,264
Pall Corp.                                               809             21,705

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

MANUFACTURERS (CONTINUED)

Textron Inc.                                             808   $         46,105
3M Co.                                                 4,733            402,447
Tyco International Ltd.                               12,048            319,272
-------------------------------------------------------------------------------
                                                                      3,259,446
-------------------------------------------------------------------------------

MEDIA - 1.65%

Clear Channel Communications Inc.                      3,702             173,365
Comcast Corp. Class A/(1)/                            13,577             446,276
Dow Jones & Co. Inc.                                     511              25,473
Gannett Co. Inc.                                       1,629             145,242
Knight Ridder Inc.                                       507              39,227
McGraw-Hill Companies Inc. (The)                       1,148              80,268
Meredith Corp.                                           323              15,766
New York Times Co. Class A                               868              41,482
Time Warner Inc./(1)/                                 27,279             490,749
Tribune Co.                                            1,890              97,524
Univision Communications Inc. Class A/(1)/             1,928              76,522
Viacom Inc. Class B                                   10,556             468,475
Walt Disney Co. (The)                                 12,325             287,542
-------------------------------------------------------------------------------
                                                                      2,387,911
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%

Worthington Industries Inc.                              418              7,537
-------------------------------------------------------------------------------
                                                                          7,537
-------------------------------------------------------------------------------

MINING - 0.28%

Alcoa Inc.                                             5,207            197,866
Freeport-McMoRan Copper & Gold Inc.                    1,015             42,762
Newmont Mining Corp.                                   2,647            128,671
Phelps Dodge Corp./(1)/                                  565             42,991
-------------------------------------------------------------------------------
                                                                        412,290
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.08%

Pitney Bowes Inc.                                      1,397             56,746
Xerox Corp./(1)/                                       4,705             64,929
-------------------------------------------------------------------------------
                                                                        121,675
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.26%

Amerada Hess Corp.                                       568             30,201
Anadarko Petroleum Corp.                               1,493             76,158
Apache Corp.                                             970             78,667
Burlington Resources Inc.                              1,198             66,345
ChevronTexaco Corp.                                    6,450            557,216
ConocoPhillips                                         4,101            268,903
Devon Energy Corp.                                     1,388             79,477
EOG Resources Inc.                                       729             33,658
Exxon Mobil Corp.                                     39,990          1,639,590
Kerr-McGee Corp.                                         637             29,614
Kinder Morgan Inc.                                       714             42,197
Marathon Oil Corp.                                     1,850             61,217
Nabors Industries Ltd./(1)/                              930             38,595
Noble Corp./(1)/                                         845             30,234
Occidental Petroleum Corp.                             2,303             97,279
Rowan Companies Inc./(1)/                                609             14,111
Sunoco Inc.                                              502             25,677
Transocean Inc./(1)/                                   2,010             48,260
Unocal Corp.                                           1,535             56,534
-------------------------------------------------------------------------------
                                                                      3,273,933
-------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.25%

Baker Hughes Inc.                                      2,000             64,320
BJ Services Co./(1)/                                   1,007             36,151
Halliburton Co.                                        2,620             68,120
Schlumberger Ltd.                                      3,522            192,724
-------------------------------------------------------------------------------
                                                                        361,315
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.06%

Ball Corp.                                               368             21,922
Bemis Co.                                                345             17,250
Pactiv Corp./(1)/                                        985             23,542
Sealed Air Corp./(1)/                                    535             28,965
-------------------------------------------------------------------------------
                                                                         91,679
-------------------------------------------------------------------------------

PHARMACEUTICALS - 3.10%

Abbott Laboratories                                    9,430            439,438
Allergan Inc.                                            780             59,912
AmerisourceBergen Corp.                                  651             36,554
Bristol-Myers Squibb Co.                              11,689            334,305
Cardinal Health Inc.                                   2,645            161,768
Forest Laboratories Inc./(1)/                          2,204            136,207
King Pharmaceuticals Inc./(1)/                         1,574             24,019
Lilly (Eli) & Co.                                      6,775            476,486
MedImmune Inc./(1)/                                    1,483             37,668
Merck & Co. Inc.                                      13,484            622,961
Pfizer Inc.                                           46,170          1,631,186
Schering-Plough Corp.                                  8,832            153,589
Watson Pharmaceuticals Inc./(1)/                         681             31,326
Wyeth                                                  8,028            340,789
-------------------------------------------------------------------------------
                                                                      4,486,208
-------------------------------------------------------------------------------

PIPELINES - 0.05%

Dynegy Inc. Class A/(1)/                               1,897              8,119
El Paso Corp.                                          3,795             31,081
Williams Companies Inc.                                3,290             32,308
-------------------------------------------------------------------------------
                                                                         71,508
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.16%

Apartment Investment & Management Co.
 Class A                                                 615             21,218
Equity Office Properties Trust                         2,391             68,502
Equity Residential                                     1,625             47,954
ProLogis                                               1,143             36,679
Simon Property Group Inc.                              1,144             53,013
-------------------------------------------------------------------------------
                                                                        227,366
-------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                              SHARES              VALUE
-------------------------------------------------------------------------------

RETAIL - 3.07%

AutoNation Inc./(1)/                                   1,743   $         32,019
AutoZone Inc./(1)/                                       532             45,332
Bed Bath & Beyond Inc./(1)/                            1,775             76,946
Best Buy Co. Inc.                                      1,947            101,711
Big Lots Inc./(1)/                                       756             10,743
Circuit City Stores Inc.                               1,354             13,716
CVS Corp.                                              2,374             85,749
Darden Restaurants Inc.                                1,071             22,534
Dillards Inc. Class A                                    419              6,897
Dollar General Corp.                                   1,997             41,917
eBay Inc./(1)/                                         3,890            251,255
Family Dollar Stores Inc.                                997             35,772
Federated Department Stores Inc.                       1,103             51,984
Gap Inc. (The)                                         5,377            124,800
Home Depot Inc.                                       13,800            489,762
Kohls Corp./(1)/                                       2,051             92,172
Limited Brands Inc.                                    3,106             56,001
Lowe's Companies Inc.                                  4,737            262,382
May Department Stores Co. (The)                        1,686             49,012
McDonald's Corp.                                       7,621            189,229
Nordstrom Inc.                                           886             30,390
Office Depot Inc./(1)/                                 1,965             32,835
Penney (J.C.) Co. Inc. (Holding Co.)                   1,724             45,307
RadioShack Corp.                                       1,049             32,183
Sears, Roebuck and Co.                                 1,533             69,736
Staples Inc./(1)/                                      2,943             80,344
Starbucks Corp./(1)/                                   2,345             77,526
Target Corp.                                           5,487            210,701
Tiffany & Co.                                            927             41,900
TJX Companies Inc.                                     3,056             67,385
Toys R Us Inc./(1)/                                    1,388             17,544
Walgreen Co.                                           6,173            224,574
Wal-Mart Stores Inc.                                  26,188          1,389,273
Wendy's International Inc.                               713             27,978
Yum! Brands Inc./(1)/                                  1,751             60,234
-------------------------------------------------------------------------------
                                                                      4,447,843
-------------------------------------------------------------------------------

SEMICONDUCTORS - 1.82%

Advanced Micro Devices Inc./(1)/                       2,196             32,720
Altera Corp./(1)/                                      2,236             50,757
Analog Devices Inc.                                    2,203            100,567
Applied Materials Inc./(1)/                           10,012            224,769
Applied Micro Circuits Corp./(1)/                      1,600              9,568
Broadcom Corp. Class A/(1)/                            1,805             61,532
Intel Corp.                                           39,447          1,270,193
KLA-Tencor Corp./(1)/                                  1,162             68,175
Linear Technology Corp.                                1,881             79,134
LSI Logic Corp./(1)/                                   2,471             21,918
Maxim Integrated Products Inc.                         1,955             97,359
Micron Technology Inc./(1)/                            3,558             47,926
National Semiconductor Corp./(1)/                      1,099             43,312
Novellus Systems Inc./(1)/                               877             36,878
NVIDIA Corp./(1)/                                        940             21,855
PMC-Sierra Inc./(1)/                                   1,106             22,286
QLogic Corp./(1)/                                        596             30,754
Teradyne Inc./(1)/                                     1,233             31,380
Texas Instruments Inc.                                10,400            305,552
Xilinx Inc./(1)/                                       2,037             78,913
-------------------------------------------------------------------------------
                                                                      2,635,548
-------------------------------------------------------------------------------

SOFTWARE - 2.34%

Adobe Systems Inc.                                     1,393             54,745
Autodesk Inc.                                            725             17,821
Automatic Data Processing Inc.                         3,570            141,408
BMC Software Inc./(1)/                                 1,426             26,595
Citrix Systems Inc./(1)/                               1,075             22,801
Computer Associates International Inc.                 3,484             95,253
Compuware Corp./(1)/                                   2,482             14,991
Electronic Arts Inc./(1)/                              1,774             84,762
First Data Corp.                                       4,426            181,864
Fiserv Inc./(1)/                                       1,125             44,449
IMS Health Inc.                                        1,521             37,812
Intuit Inc./(1)/                                       1,226             64,868
Mercury Interactive Corp./(1)/                           564             27,433
Microsoft Corp.                                       65,311          1,798,665
Novell Inc./(1)/                                       2,407             25,322
Oracle Corp./(1)/                                     31,476            415,483
Parametric Technology Corp./(1)/                       2,064              8,132
PeopleSoft Inc./(1)/                                   2,228             50,798
Siebel Systems Inc./(1)/                               2,938             40,750
Symantec Corp./(1)/                                    1,813             62,820
Yahoo! Inc./(1)/                                       3,952            178,512
-------------------------------------------------------------------------------
                                                                      3,395,284
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.49%

ADC Telecommunications Inc./(1)/                       5,207             15,465
Andrew Corp./(1)/                                        828              9,530
Avaya Inc./(1)/                                        2,636             34,110
CIENA Corp./(1)/                                       3,068             20,372
Comverse Technology Inc./(1)/                          1,226             21,565
JDS Uniphase Corp./(1)/                                9,068             33,098
Lucent Technologies Inc./(1)/                         24,835             70,531
Motorola Inc.                                         13,930            195,995
QUALCOMM Inc.                                          4,818            259,835
Scientific-Atlanta Inc.                                  976             26,645
Tellabs Inc./(1)/                                      2,689             22,668
-------------------------------------------------------------------------------
                                                                        709,814
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.76%

AT&T Wireless Services Inc./(1)/                      16,437            131,332
Citizens Communications Co./(1)/                       1,854             23,027
Corning Inc./(1)/                                      8,017             83,617
Nextel Communications Inc. Class A/(1)/                6,640            186,318
Qwest Communications International Inc./(1)/          11,109             47,991
Sprint Corp. (PCS Group)/(1)/                          6,565             36,895
Verizon Communications Inc.                           16,665            584,608
-------------------------------------------------------------------------------
                                                                      1,093,788
-------------------------------------------------------------------------------

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

                                                   SHARES OR
SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

TELEPHONE - 0.79%

Alltel Corp.                                           1,878   $         87,477
AT&T Corp.                                             4,751             96,445
BellSouth Corp.                                       11,139            315,234
CenturyTel Inc.                                          909             29,652
SBC Communications Inc.                               20,000            521,400
Sprint Corp. (FON Group)                               5,435             89,243
-------------------------------------------------------------------------------
                                                                      1,139,451
-------------------------------------------------------------------------------

TEXTILES - 0.03%

Cintas Corp.                                             993             49,779
-------------------------------------------------------------------------------
                                                                         49,779
-------------------------------------------------------------------------------

TOBACCO - 0.51%

Altria Group Inc.                                     12,260            667,189
R.J. Reynolds Tobacco Holdings Inc.                      532             30,936
UST Inc.                                               1,054             37,617
-------------------------------------------------------------------------------
                                                                        735,742
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%

Hasbro Inc.                                            1,133             24,110
Mattel Inc.                                            2,614             50,372
-------------------------------------------------------------------------------
                                                                         74,482
-------------------------------------------------------------------------------

TRANSPORTATION - 0.62%

Burlington Northern Santa Fe Corp.                     2,230             72,141
CSX Corp.                                              1,243             44,673
FedEx Corp.                                            1,782            120,285
Norfolk Southern Corp.                                 2,325             54,986
Union Pacific Corp.                                    1,533            106,513
United Parcel Service Inc. Class B                     6,774            505,002
-------------------------------------------------------------------------------
                                                                        903,600
-------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%

Ryder System Inc.                                        340             11,611
-------------------------------------------------------------------------------
                                                                         11,611
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $46,919,543)                                                  62,159,083
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 53.66%

U.S. Treasury Bonds
   5.25%,   11/15/28                         $     2,874,000          2,894,770
   5.25%,   02/15/29                               5,660,000          5,709,967
   5.38%,   02/15/31                               5,061,000          5,277,874
   5.50%,   08/15/28                               5,746,000          5,985,045
   6.00%,   02/15/26                               2,247,000          2,491,799
   6.13%,   11/15/27                               2,456,000          2,768,948
   6.25%,   05/15/30                               8,975,000         10,357,006
   6.38%,   08/15/27                               7,885,000          9,157,686
   6.50%,   11/15/26                              10,260,000         12,069,926
   6.63%,   02/15/27                               4,600,000          5,494,304
   6.75%,   08/15/26                               1,685,000          2,039,244
   6.88%,   08/15/25                               3,271,000          4,001,480
   7.50%,   11/15/24                               5,440,000          7,095,164
   7.63%,   02/15/25                               1,790,000          2,363,989
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $78,342,488)                                                  77,707,202
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 14.87%

MONEY MARKET FUNDS - 8.56%

Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(2)//(4)/                  9,562,228          9,562,228
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(2)//(4)/                  2,259,471          2,259,471
BlackRock Temp Cash Money
   Market Fund/(2)/                                   81,013             81,013
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(2)/                488,181            488,181
-------------------------------------------------------------------------------
                                                                     12,390,893
-------------------------------------------------------------------------------

FLOATING RATE NOTES - 2.75%

Beta Finance Inc.
   1.11%,   05/20/04/(2)//(3)/               $       102,703            102,697
   1.12%,   09/15/04/(2)//(3)/                       205,406            205,392
   1.13%,   10/12/04/(2)//(3)/                       102,703            102,695
   1.20%,   08/23/04/(2)//(3)/                       102,703            102,760
CC USA Inc.
   1.06%,   05/24/04/(2)//(3)/                       205,406            205,399
   1.11%,   04/19/04/(2)//(3)/                        90,379             90,378
   1.16%,   07/15/04/(2)//(3)/                       102,703            102,723
Dorada Finance Inc.
   1.11%,   05/20/04/(2)//(3)/                       205,406            205,395
   1.24%,   08/09/04/(2)/                             51,352             51,347
Five Finance Inc.
   1.13%,   04/15/04/(2)//(3)/                       102,703            102,703
HBOS Treasury Services PLC
   1.16%,   01/24/05/(2)/                            205,406            205,406
Holmes Financing PLC
   1.12%,   04/15/04/(2)/                             41,081             41,081
K2 USA LLC
   1.10%,   09/27/04/(2)//(3)/                       221,839            221,815
   1.12%,   08/16/04/(2)//(3)/                        51,352             51,347
   1.13%,   05/17/04/(2)/                            102,703            102,701
   1.14%,   04/13/04/(2)/                            102,703            102,702
Links Finance LLC
   1.10%,   06/28/04/(2)/                            102,703            102,693
   1.10%,   07/20/04/(2)/                             82,163             82,154
   1.11%,   03/29/04/(2)/                            102,703            102,703
   1.14%,   05/04/04/(2)/                            102,703            102,702
Nationwide Building Society
   1.14%,   07/23/04/(2)//(3)/                       154,055            154,055
   1.17%,   12/28/04/(2)//(3)/                       205,406            205,406

ASSET ALLOCATION MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

FLOATING RATE NOTES (CONTINUED)

Permanent Financing PLC
   1.13%,   12/10/04/(2)/                    $       102,703   $        102,703
Sigma Finance Inc.
   1.09%,   10/07/04/(2)/                            205,406            205,375
   1.10%,   07/20/04/(2)/                            102,703            102,692
   1.13%,   07/01/04/(2)/                            102,703            102,691
   1.24%,   08/06/04/(2)/                             51,352             51,349
Tango Finance Corp.
   1.09%,   07/15/04/(2)//(3)/                        61,622             61,611
   1.10%,   07/06/04/(2)//(3)/                        61,622             61,619
WhistleJacket Capital LLC
   1.12%,   09/15/04/(2)//(3)/                       102,703            102,689
White Pine Finance LLC
   1.10%,   08/26/04/(2)//(3)/                       102,703            102,693
   1.12%,   04/20/04/(2)//(3)/                       102,703            102,703
   1.12%,   11/15/04/(2)//(3)/                       123,244            123,244
   1.13%,   07/06/04/(2)//(3)/                       123,244            123,238
-------------------------------------------------------------------------------
                                                                      3,988,861
-------------------------------------------------------------------------------

TIME DEPOSITS - 1.03%

Abbey National Treasury Services PLC
   1.40%,   10/25/04/(2)/                            205,406            205,386
Bank of New York
   1.39%,   11/01/04/(2)/                            205,406            205,389
Bank of Nova Scotia
   1.24%,   10/07/04/(2)/                            154,055            154,043
   1.42%,   10/29/04/(2)/                            154,055            154,064
Canadian Imperial Bank of Commerce
   1.24%,   10/07/04/(2)/                            154,055            154,037
   1.40%,   10/29/04/(2)/                            205,406            205,402
SunTrust Bank
   0.81%,   01/02/04/(2)/                            256,758            256,758
Toronto-Dominion Bank
   1.41%,   11/01/04/(2)/                            154,055            154,042
-------------------------------------------------------------------------------
                                                                      1,489,121
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.99%

Goldman, Sachs & Co.
   1.02%,   01/02/04/(2)/                            616,219            616,219
Merrill Lynch
   0.98%,   01/02/04/(2)/                            205,406            205,406
   0.98%,   01/02/04/(2)/                            205,406            205,406
   1.00%,   01/02/04/(2)/                            410,813            410,813
-------------------------------------------------------------------------------
                                                                      1,437,844
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 0.98%

Alpine Securitization Corp.
   1.09%,   01/07/04/(2)/                            102,703            102,688
   1.09%,   01/09/04/(2)/                            102,703            102,681
   1.10%,   01/20/04/(2)/                            102,703            102,647
Amsterdam Funding Corp.
   1.09%,   01/07/04/(2)/                            102,703            102,688
   1.09%,   01/20/04/(2)/                            102,703            102,647
Barton Capital Corp.
   1.09%,   01/13/04/(2)/                             61,622             61,601
Edison Asset Securitization
   1.09%,   01/23/04/(2)/                            102,703            102,638
Falcon Asset Securitization
   1.09%,   01/16/04/(2)/                            205,406            205,319
Jupiter Securitization Corp.
   1.09%,   01/14/04/(2)/                            225,947            225,865
Preferred Receivables Funding Corp.
   1.09%,   01/12/04/(2)/                            184,866            184,810
Receivables Capital Corp.
   1.02%,   01/06/04/(2)/                            129,347            129,332
-------------------------------------------------------------------------------
                                                                      1,422,916
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.35%

Federal Home Loan Mortgage Corporation
   1.15%,   05/12/04/(2)/                            154,055            153,410
   1.28%,   08/19/04/(2)/                             82,163             81,491
Federal National Mortgage Association
   1.28%,   08/20/04/(2)/                            267,028            264,835
-------------------------------------------------------------------------------
                                                                        499,736
-------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 0.21%

U.S. Treasury Bill
   0.89%,/(5)/ 03/25/04/(6)/                         300,000            299,384
-------------------------------------------------------------------------------
                                                                        299,384
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $21,528,755)                                                  21,528,755
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 111.46%
(Cost $146,790,786)                                                 161,395,040
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.46%)                           (16,588,527)
-------------------------------------------------------------------------------

NET ASSETS -- 100.00%                                          $    144,806,513
-------------------------------------------------------------------------------

/(1)/ NON-INCOME EARNING SECURITIES.

/(2)/ ALL OR A PORTION OF THIS SECURITY REPRESENTS INVESTMENTS OF SECURITIES
      LENDING COLLATERAL.

/(3)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

/(4)/ ISSUER IS AN AFFILIATE OF THE MASTER PORTFOLIO'S INVESTMENT ADVISOR. SEE
      NOTE 2.

/(5)/ YIELD TO MATURITY.

/(6)/ THIS U.S. TREASURY BILL IS HELD IN A SEGREGATED ACCOUNT IN CONNECTION WITH
      THE MASTER PORTFOLIO'S HOLDINGS OF INDEX FUTURES CONTRACTS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES - 30.53%

AEROSPACE / DEFENSE - 0.51%

Boeing Co. (The)
   6.13%,   02/15/33                         $       200,000     $      200,661
General Dynamics Corp.
   2.13%,   05/15/06                                 200,000            198,840
Goodrich (B.F.) Co.
   6.45%,   12/15/07                                 100,000            108,355
Lockheed Martin Corp.
   8.20%,   12/01/09                               1,000,000          1,214,353
Northrop Grumman Corp.
   7.75%,   02/15/31                                 250,000            303,999
Raytheon Co.
   7.38%,   07/15/25                               1,000,000          1,044,505
United Technologies Corp.
   6.10%,   05/15/12                                 150,000            164,734
   6.70%,   08/01/28                                 150,000            168,619
-------------------------------------------------------------------------------
                                                                      3,404,066
-------------------------------------------------------------------------------

AIRLINES - 0.23%

American Airlines Inc.
   7.02%,   10/15/09                                 157,000            156,698
Continental Airlines Inc.
   6.65%,   09/15/17                                 866,838            846,895
Delta Air Lines Inc.
   7.57%,   11/18/10                                 500,000            517,972
-------------------------------------------------------------------------------
                                                                      1,521,565
-------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.65%

DaimlerChrysler NA Holding Corp.
   7.20%,   09/01/09                                 500,000            558,388
   8.50%,   01/18/31                                 500,000            597,392
Ford Motor Company
   6.63%,   10/01/28                               1,125,000          1,034,864
General Motors Corp.
   6.25%,   05/01/05                                  75,000             78,398
   7.20%,   01/15/11                               1,250,000          1,374,357
   8.25%,   07/15/23                                 100,000            113,541
   8.38%,   07/15/33                                 500,000            580,406
-------------------------------------------------------------------------------
                                                                      4,337,346
-------------------------------------------------------------------------------

BANKS - 7.87%

Abbey National PLC
   7.95%,   10/26/29                                 350,000            434,543
ABN Amro Bank NV
   7.13%,   06/18/07                                 250,000            282,035
Anthem Inc.
   6.80%,   08/01/12                                 250,000            282,370
Banco Santander
   Central Hispano Issuances
   7.63%,   09/14/10                                 500,000            592,711
Bank of America Corp.
   6.25%,   04/01/08                               1,000,000          1,105,028
   7.88%,   05/16/05                                 500,000            541,406
Bank of New York Co. Inc. (The)
   5.50%,   12/01/17                                 250,000            254,547
Bank of Tokyo-Mitsubishi Ltd.
   8.40%,   04/15/10                                 250,000            304,088
Bank One Corp.
   3.70%,   01/15/08                                 500,000            505,865
   5.90%,   11/15/11                               1,000,000          1,080,248
BankBoston Corp.
   6.50%,   12/19/07                                 500,000            555,478
Bayerische Landesbank
   2.88%,   10/15/08                                 250,000            241,298
BB&T Corp.
   5.20%,   12/23/15                                 150,000            148,697
Corp. Andina de Fomento
   6.88%,   03/15/12                                 150,000            166,434
Credit Suisse First Boston
   5.50%,   08/15/13                                 250,000            257,629
   5.75%,   04/15/07                               1,000,000          1,083,675
   6.38%,   12/16/35                               1,000,000          1,107,392
   6.50%,   01/15/12                                 500,000            556,510
European Investment Bank
   4.00%,   03/15/05                                 500,000            515,512
   4.00%,   08/30/05                                 500,000            520,191
   4.63%,   03/01/07                               1,000,000          1,062,344
First Union Capital Corp.
   8.04%,   12/01/26                               1,000,000          1,145,121
First Union Corp.
   6.63%,   07/15/05                                 500,000            535,992
First Union National Bank
   7.74%,   05/17/32                               1,414,454          1,580,312
Fleet Credit Card Master Trust II
   3.86%,   03/15/07                               6,870,000          6,985,849
FleetBoston Financial Corp.
   6.88%,   01/15/28                                 250,000            279,688
GE Global Insurance Holdings
   7.50%,   06/15/10                                 150,000            172,979
HSBC Holdings PLC
   5.25%,   12/12/12                                 250,000            256,015
HSBC USA Inc.
   7.00%,   11/01/06                                 250,000            280,195
Inter-American Development Bank
   5.38%,   01/18/06                               1,000,000          1,087,132
International Bank for
 Reconstruction & Development
   3.63%,   05/21/13                                 150,000            142,176
   4.13%,   08/12/09                                 500,000            515,088
   6.38%,   07/21/05                               1,000,000          1,072,349
   7.00%,   01/27/05                               1,500,000          1,590,298
John Deere Capital Corp.
   7.00%,   03/15/12                                 500,000            575,994

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

BANKS (CONTINUED)

KeyCorp
   6.75%,   03/15/06                         $     1,500,000   $      1,638,013
KFW International Finance Inc.
   2.50%,   10/17/05                                 500,000            506,145
   4.25%,   04/18/05                               1,500,000          1,551,517
   4.75%,   01/24/07                                 500,000            536,371
   8.00%,   02/15/10                                 250,000            300,223
Korea Development Bank
   5.25%,   11/16/06                                 500,000            529,759
Landwirtschaftliche Rentenbank
   3.25%,   06/19/08                                 400,000            394,696
LB Commercial Conduit Mortgage Trust
   6.78%,   06/15/31                               6,000,000          6,769,060
Mellon Funding Corp.
   6.38%,   02/15/10                                 500,000            556,617
National City Bank of Indiana
   2.38%,   08/15/06                                 250,000            250,452
National City Bank of Ohio
   3.30%,   05/15/08                                 500,000            496,077
NationsBank Corp.
   7.75%,   08/15/15                               1,000,000          1,210,958
NiSource Finance Corp.
   7.88%,   11/15/10                                 150,000            178,409
Oesterreichische Kontrollbank AG
   5.50%,   01/20/06                                 500,000            532,294
PNC Funding Corp.
   5.75%,   08/01/06                                 250,000            268,402
Popular North America Inc.
   4.25%,   04/01/08                                 100,000            101,808
Royal Bank of Scotland Group PLC
   5.00%,   10/01/14                               1,000,000            990,908
Sanwa Bank Ltd.
   7.40%,   06/15/11                                 250,000            286,477
SLM Corp.
   3.95%,   08/15/08                                 150,000            151,483
   5.13%,   08/27/12                                 500,000            507,485
Sprint Capital Corp.
   8.38%,   03/15/12                                 500,000            583,900
SunTrust Banks Inc.
   5.05%,   07/01/07                                 500,000            539,032
Swiss Bank Corp.
   7.00%,   10/15/15                                 250,000            292,082
   7.38%,   06/15/17                                 100,000            120,057
Tyco Capital Corp.
   7.63%,   08/16/05                               1,045,000          1,135,165
Union Bank of Switzerland
   7.25%,   07/15/06                                 250,000            278,424
US Bank NA Minnesota
   6.38%,   08/01/11                               1,000,000          1,114,966
Wells Fargo & Company
   5.13%,   02/15/07                               1,000,000          1,066,858
Wells Fargo Bank NA
   7.55%,   06/21/10                               1,000,000          1,185,250
Zions Bancorporation
   6.00%,   09/15/15                                 200,000            209,701
-------------------------------------------------------------------------------
                                                                     52,099,778
-------------------------------------------------------------------------------

BEVERAGES - 0.41%

Anheuser-Busch Companies Inc.
   6.80%,   01/15/31                                 500,000            570,808
Bottling Group LLC
   4.63%,   11/15/12                                 100,000             99,456
Brown-Forman Corp.
   2.13%,   03/15/06                                 250,000            249,303
Coca-Cola Enterprises Inc.
   6.13%,   08/15/11                                 250,000            276,473
   8.50%,   02/01/22                                 250,000            323,609
Diageo Capital PLC
   6.13%,   08/15/05                               1,000,000          1,064,269
PepsiAmericas Inc.
   3.88%,   09/12/07                                 100,000            101,947
-------------------------------------------------------------------------------
                                                                      2,685,865
-------------------------------------------------------------------------------

BUILDING MATERIALS - 0.06%

Hanson Australia Funding Ltd.
   5.25%,   03/15/13                                 100,000             99,538
Masco Corp.
   5.88%,   07/15/12                                 250,000            265,949
-------------------------------------------------------------------------------
                                                                        365,487
-------------------------------------------------------------------------------

CHEMICALS - 0.21%

Chevron Phillips Chemical Co.
   5.38%,   06/15/07                                 500,000            532,335
Dow Chemical Co. (The)
   6.00%,   10/01/12                                 250,000            263,159
Du Pont (E.I.) de Nemours and Co.
   6.88%,   10/15/09                                 250,000            289,165
Praxair Inc.
   3.95%,   06/01/13                                 150,000            140,545
Rohm & Hass Co.
   7.85%,   07/15/29                                 150,000            184,423
-------------------------------------------------------------------------------
                                                                      1,409,627
-------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.10%

Cendant Corp.
   6.25%,   03/15/10                                 250,000            271,860
Hertz Corp.
   8.25%,   06/01/05                                 250,000            266,466
PHH Corp.
   7.13%,   03/01/13                                 100,000            111,989
-------------------------------------------------------------------------------
                                                                        650,315
-------------------------------------------------------------------------------

COMPUTER SYSTEMS - 0.02%

Computer Sciences Corp.
   7.38%,   06/15/11                                 100,000            117,602
-------------------------------------------------------------------------------
                                                                        117,602
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

COMPUTERS - 0.32%

Hewlett-Packard Co.
   5.50%,   07/01/07                         $       500,000   $        540,400
International Business Machines
 Corp.
   4.75%,   11/29/12                                 500,000            501,057
   4.88%,   10/01/06                               1,000,000          1,062,644
-------------------------------------------------------------------------------
                                                                      2,104,101
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.17%

Procter & Gamble Co.
   6.88%,   09/15/09                               1,000,000          1,155,200
-------------------------------------------------------------------------------
                                                                      1,155,200
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.04%

Costco Wholesale Corp.
   5.50%,   03/15/07                                 250,000            269,686
-------------------------------------------------------------------------------
                                                                        269,686
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 8.55%

American Express Co.
   3.75%,   11/20/07                                 250,000            254,661
American Express Credit Corp.
   3.00%,   05/16/08                                 250,000            244,668
American General Finance Corp.
   5.38%,   10/01/12                                 250,000            257,795
   5.88%,   07/14/06                               1,000,000          1,079,129
American International Group Inc.
   4.25%,   05/15/13/(1)/                            250,000            237,127
Ameriquest Mortgage Securities Inc.
   4.84%,   09/25/25                                   9,758              9,749
AMVESCAP PLC
   5.38%,   02/27/13                                 100,000             97,310
Associates Corp. NA
   6.88%,   11/15/08                                 410,000            465,859
   6.95%,   11/01/18                                 250,000            287,298
AXA Financial Inc.
   7.75%,   08/01/10                                 250,000            296,129
Bear Stearns Companies Inc.
   5.70%,   01/15/07                               1,000,000          1,084,450
   5.70%,   11/15/14                                 250,000            260,596
Boeing Capital Corp.
   5.65%,   05/15/06                                 500,000            533,822
Burlington Resources Finance
   7.20%,   08/15/31                                 250,000            287,959
Capital One Bank
   6.88%,   02/01/06                               1,000,000          1,081,798
CIT Group Inc.
   7.75%,   04/02/12                                 500,000            590,720
Citigroup Inc.
   5.63%,   08/27/12                                 250,000            263,910
   6.00%,   02/21/12                                 500,000            546,374
   6.63%,   06/15/32                                 250,000            270,822
   6.75%,   12/01/05                               2,500,000          2,715,965
   7.25%,   10/01/10                                 500,000            582,779
Countrywide Home Loans Inc.
   3.50%,   12/19/05                                 250,000            256,964
   5.63%,   05/15/07                                 500,000            539,799
Credit Suisse First Boston
   Mortgage Securities Corp.
   Series 1999-C1 Class A2
   7.29%,   09/15/41                                 800,000            919,545
Detroit Edison Securitization
   Funding LLC Series 2001-1
   Class A6
   6.62%,   03/01/16                               1,000,000          1,135,882
Ford Credit Auto Owner Trust
   3.62%,   01/15/06                                 573,651            579,120
   4.36%,   09/15/36                               2,000,000          2,061,749
Ford Motor Credit Co.
   6.88%,   02/01/06                                 850,000            907,212
   7.25%,   10/25/11                               1,500,000          1,626,846
   7.50%,   03/15/05                                 850,000            897,101
   7.60%,   08/01/05                                 300,000            320,644
   7.88%,   06/15/10                               1,000,000          1,117,365
FPL Group Capital Inc.
   7.38%,   06/01/09                                 100,000            116,459
General Electric Capital Corp.
   3.50%,   05/01/08                                 250,000            250,254
   5.38%,   03/15/07                               2,100,000          2,258,808
   6.50%,   12/10/07                               1,000,000          1,118,946
   6.75%,   03/15/32                               1,000,000          1,107,121
General Motors Acceptance Corp.
   5.71%,   10/15/38                               1,000,000          1,069,220
   6.13%,   09/15/06                                 500,000            535,125
   6.75%,   01/15/06                               1,000,000          1,073,549
   6.88%,   09/15/11                                 850,000            915,558
   7.25%,   03/02/11                                 500,000            548,554
   7.72%,   12/15/09                               1,707,000          2,004,842
   8.00%,   11/01/31                                 250,000            280,742
Goldman Sachs Group Inc.
   4.13%,   01/15/08                               1,000,000          1,025,302
   5.70%,   09/01/12                                 250,000            262,738
   6.13%,   02/15/33                                 400,000            402,818
   6.60%,   01/15/12                                 250,000            279,382
   6.88%,   01/15/11                                 250,000            283,902
   7.63%,   08/17/05                                 500,000            546,478
Household Finance Corp.
   5.75%,   01/30/07                               1,250,000          1,351,379
   6.40%,   06/17/08                                 250,000            277,178
   6.50%,   01/24/06                                 250,000            270,369
   6.50%,   11/15/08                                 500,000            557,373
   8.00%,   07/15/10                               1,000,000          1,197,583
JP Morgan & Co. Inc.
   6.00%,   01/15/09                                 250,000            273,011
JP Morgan Chase & Co.
   5.25%,   05/30/07                                 500,000            533,711
   6.75%,   02/01/11                               1,000,000          1,127,591
LB-UBS Commercial Mortgage Trust
   4.85%,   09/15/31                               1,500,000          1,517,245

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)

Lehman Brothers Holdings Inc.
   4.00%,   01/22/08                         $       500,000   $        509,972
   6.63%,   01/18/12                                 250,000            282,129
   7.63%,   06/01/06                               1,000,000          1,121,448
MBNA America Bank NA
   5.38%,   01/15/08                                 500,000            531,625
Merrill Lynch & Co. Inc.
   3.70%,   04/21/08                                 600,000            603,917
   6.00%,   02/17/09                               1,000,000          1,099,312
Morgan Stanley
   5.80%,   04/01/07                                 500,000            543,491
   6.02%,   02/15/33                                 435,736            457,355
   7.25%,   04/01/32                                 100,000            117,201
   7.69%,   02/15/20                               1,000,000          1,118,367
   7.75%,   06/15/05                               1,000,000          1,085,405
   8.00%,   06/15/10                               1,000,000          1,201,993
National Rural Utilities
 Cooperative Finance Corp.
   3.88%,   02/15/08                                 400,000            405,031
   7.25%,   03/01/12                                 350,000            407,815
Pemex Project Funding Master
 Trust
   7.38%,   12/15/14                                 500,000            533,750
   8.63%,   02/01/22                                 250,000            276,875
Rio Tinto Finance USA Ltd.
   2.63%,   09/30/08                                 100,000             95,389
Saxon Asset Securities Trust
   5.53%,   07/25/31                                 400,000            398,365
Textron Finance Corp.
   6.00%,   11/20/09                                 200,000            219,471
Toyota Motor Credit Corp.
   2.80%,   01/18/06                                 100,000            101,810
Unilever Capital Corp.
   6.88%,   11/01/05                               1,000,000          1,084,369
Verizon Global Funding Corp.
   7.75%,   12/01/30                                 250,000            293,677
Washington Mutual Inc.
   7.50%,   08/15/06                               1,000,000          1,117,142
-------------------------------------------------------------------------------
                                                                     56,602,294
-------------------------------------------------------------------------------

ELECTRIC - 1.46%

AEP Texas Central Co.
   6.65%,   02/15/33                                 250,000            263,962
Alabama Power Co. Series Q
   5.50%,   10/15/17                                 250,000            258,454
Alabama Power Co. Series X
   3.13%,   05/01/08                                 250,000            246,066
American Electric Power Inc.
   6.13%,   05/15/06                                 100,000            107,759
Arizona Public Service Co.
   6.50%,   03/01/12                                 250,000            275,657
Cincinnati Gas & Electric Co.
   5.70%,   09/15/12                                 250,000            263,019
Columbus Southern Power Co.
   5.50%,   03/01/13                                 150,000            155,332
Commonwealth Edison
   7.00%,   07/01/05                                 500,000            536,957
Consolidated Edison Inc.
   4.88%,   02/01/13                                 200,000            201,378
Constellation Energy Group
   7.60%,   04/01/32                                 250,000            292,598
Consumers Energy Co.
   6.00%,   03/15/05                                 500,000            520,823
Dominion Resources Inc.
   7.63%,   07/15/05                                 500,000            540,133
   8.13%,   06/15/10                                 500,000            599,775
DTE Energy Co.
   7.05%,   06/01/11                                 500,000            560,670
Entergy Gulf States Inc.
   3.60%,   06/01/08/(1)/                            100,000             96,392
Florida Power & Light Co.
   4.85%,   02/01/13                                 150,000            151,601
   5.63%,   04/01/34                                 150,000            146,628
KN Energy Inc.
   7.25%,   03/01/28                                 250,000            278,128
MidAmerican Energy Co.
   6.75%,   12/30/31                                 250,000            270,615
Niagara Mohawk Power Corp.
   7.63%,   10/01/05                                 529,268            574,183
Northern States Power Co.
   8.00%,   08/28/12                                 250,000            304,808
Oncor Electric Delivery Co.
   6.38%,   05/01/12                                 500,000            549,493
Ontario Hydro Canada
   7.45%,   03/31/13                                 500,000            602,698
PECO Energy Co.
   3.50%,   05/01/08                                 250,000            249,329
Pepco Holdings Inc.
   6.45%,   08/15/12                                 250,000            272,671
Progress Energy Inc.
   7.10%,   03/01/11                                 400,000            450,650
   7.75%,   03/01/31                                 100,000            116,517
Public Service Company of Colorado
   4.88%,   03/01/13                                 200,000            199,914
Public Service Electric & Gas Co.
   5.13%,   09/01/12                                 250,000            255,444
South Carolina Electric & Gas Co.
   5.30%,   05/15/33                                 150,000            138,718
Wisconsin Energy Corp.
   5.88%,   04/01/06                                 100,000            106,928
   6.50%,   04/01/11                                 100,000            110,196
-------------------------------------------------------------------------------
                                                                      9,697,496
-------------------------------------------------------------------------------

ENERGY & RELATED - 0.02%

MidAmerican Energy Holdings Co.
   3.50%,   05/15/08                                 150,000            147,469
-------------------------------------------------------------------------------
                                                                        147,469
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%

USA Waste Services Inc.
   7.00%,   07/15/28                         $       150,000   $        161,449
Waste Management Inc.
   6.50%,   11/15/08                                 150,000            165,079
-------------------------------------------------------------------------------
                                                                        326,528
-------------------------------------------------------------------------------

FOOD - 1.06%

Albertson's Inc.
   7.45%,   08/01/29                                 100,000            109,111
   7.50%,   02/15/11                                 250,000            286,589
Archer-Daniels-Midland Co.
   8.38%,   04/15/17                                 500,000            642,376
Campbell Soup Co.
   4.88%,   10/01/13                                 250,000            250,265
ConAgra Foods Inc.
   6.00%,   09/15/06                                 500,000            540,444
General Mills Inc.
   5.13%,   02/15/07                                 500,000            531,129
Heinz (H.J.) Co.
   6.63%,   07/15/11                                 250,000            282,960
Kellogg Co.
   6.60%,   04/01/11                               1,000,000          1,120,692
Kraft Foods Inc.
   5.63%,   11/01/11                                 500,000            526,823
   6.50%,   11/01/31                                 100,000            104,487
McDonald's Corp.
   3.88%,   08/15/07                                 250,000            256,852
Safeway Inc.
   7.50%,   09/15/09                               1,085,000          1,247,377
Sara Lee Corp.
   2.75%,   06/15/08                                 250,000            241,671
SUPERVALU Inc.
   7.88%,   08/01/09                                 500,000            583,222
Tyson Foods Inc.
   8.25%,   10/01/11                                 250,000            289,891
-------------------------------------------------------------------------------
                                                                      7,013,889
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.25%

International Paper Co.
   6.75%,   09/01/11                                 500,000            555,887
MeadWestvaco Corp.
   6.85%,   04/01/12                                 250,000            274,995
Weyerhaeuser Co.
   6.00%,   08/01/06                                 250,000            267,699
   6.75%,   03/15/12                                 250,000            272,735
   7.38%,   03/15/32                                 250,000            271,826
-------------------------------------------------------------------------------
                                                                      1,643,142
-------------------------------------------------------------------------------

GAS - 0.10%

KeySpan Corp.
   7.63%,   11/15/10                                 500,000            595,545
Southern California Gas Co.
   4.80%,   10/01/12                                 100,000            100,612
-------------------------------------------------------------------------------
                                                                        696,157
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.02%

Emerson Electric Co.
   5.00%,   12/15/14                                 150,000            151,128
-------------------------------------------------------------------------------
                                                                        151,128
-------------------------------------------------------------------------------

HEALTH CARE - 0.03%

Johnson & Johnson
   4.95%,   05/15/33                                 200,000            181,893
-------------------------------------------------------------------------------
                                                                        181,893
-------------------------------------------------------------------------------

HOME BUILDERS - 0.03%

Centex Corp.
   4.75%,   01/15/08                                 100,000            103,175
Pulte Homes Inc.
   7.88%,   08/01/11                                 100,000            117,863
-------------------------------------------------------------------------------
                                                                        221,038
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.03%

Fortune Brands Inc.
   2.88%,   12/01/06                                 100,000            100,619
Newell Rubbermaid Inc.
   4.63%,   12/15/09                                 100,000            100,577
-------------------------------------------------------------------------------
                                                                        201,196
-------------------------------------------------------------------------------

INSURANCE - 0.35%

Allstate Corp.
   7.20%,   12/01/09                               1,000,000          1,166,397
Chubb Corp.
   3.95%,   04/01/08                                 100,000            101,064
CNA Financial Corp.
   6.75%,   11/15/06                                 100,000            106,607
Hartford Life Inc.
   7.38%,   03/01/31                                 250,000            293,121
Lion Connecticut Holdings Inc.
   7.63%,   08/15/26                                 100,000            114,131
MetLife Inc.
   6.50%,   12/15/32                                 100,000            106,037
Prudential Financial Inc.
   3.75%,   05/01/08                                 100,000            100,049
Radian Group Inc.
   5.63%,   02/15/13                                 100,000            103,404
SAFECO Corp.
   4.88%,   02/01/10                                 150,000            154,644
Travelers Property Casualty Corp.
   6.38%,   03/15/33                                 100,000            104,277
-------------------------------------------------------------------------------
                                                                      2,349,731
-------------------------------------------------------------------------------

MACHINERY - 0.04%

Deere & Co.
   6.95%,   04/25/14                                 250,000            290,829
-------------------------------------------------------------------------------
                                                                        290,829
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING - 0.18%

Caterpillar Inc.
   7.25%,   09/15/09                         $     1,000,000   $      1,169,969
-------------------------------------------------------------------------------
                                                                      1,169,969
-------------------------------------------------------------------------------

MANUFACTURERS - 0.04%

Honeywell International Inc.
   6.13%,   11/01/11                                 250,000            274,902
-------------------------------------------------------------------------------
                                                                        274,902
-------------------------------------------------------------------------------

MANUFACTURING - 0.18%

Cooper Industries Inc.
   5.50%,   11/01/09                                 100,000            107,539
General Electric Co.
   5.00%,   02/01/13                                 400,000            404,534
Norsk Hydro ASA
   6.36%,   01/15/09                                 590,000            655,219
-------------------------------------------------------------------------------
                                                                      1,167,292
-------------------------------------------------------------------------------

MEDIA - 0.95%

AOL Time Warner Inc.
   6.88%,   05/01/12                                 500,000            562,653
Clear Channel Communications Inc.
   4.25%,   05/15/09                                 400,000            401,028
Comcast Cable Communications
   8.38%,   05/01/07                                 500,000            579,690
Liberty Media Corp.
   7.88%,   07/15/09                                 500,000            579,190
TCI Communications Inc.
   8.75%,   08/01/15                               1,000,000          1,265,524
Time Warner Entertainment Co.
   8.38%,   03/15/23                               1,000,000          1,239,115
Viacom Inc.
   5.63%,   08/15/12                                 250,000            266,022
   7.75%,   06/01/05                                 250,000            270,317
   7.88%,   07/30/30                                 250,000            310,983
Walt Disney Co. (The)
   6.38%,   03/01/12                                 250,000            274,902
   6.75%,   03/30/06                                 500,000            543,823
-------------------------------------------------------------------------------
                                                                      6,293,247
-------------------------------------------------------------------------------

MINING - 0.29%

Alcan Inc.
   4.88%,   09/15/12                                 500,000            498,739
Alcoa Inc.
   7.38%,   08/01/10                               1,000,000          1,172,220
BHP Finance (USA) Ltd.
   4.80%,   04/15/13                                 250,000            250,637
-------------------------------------------------------------------------------
                                                                      1,921,596
-------------------------------------------------------------------------------

MULTI-NATIONAL - 0.44%

Asian Development Bank
   6.75%,   06/11/07                               1,000,000          1,126,400
Inter-American Development Bank
   7.38%,   01/15/10                               1,000,000          1,198,062
   8.50%,   03/15/11                                 450,000            565,809
-------------------------------------------------------------------------------
                                                                      2,890,271
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.02%

Pitney Bowes Inc.
   5.95%,   02/01/05                                 150,000            156,071
-------------------------------------------------------------------------------
                                                                        156,071
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.37%

Alberta Energy Co. Ltd.
   7.38%,   11/01/31                                 250,000            296,890
Amerada Hess Corp.
   7.30%,   08/15/31                                 500,000            516,299
Anadarko Petroleum Corp.
   7.15%,   05/15/28                                 500,000            563,341
Apache Finance Canada
   7.75%,   12/15/29                                 250,000            309,881
BP Capital Markets PLC
   2.35%,   06/15/06                                 500,000            501,339
   4.00%,   04/29/05                                 250,000            258,026
Conoco Funding Co.
   6.35%,   10/15/11                                 750,000            840,869
Devon Financing Corp. ULC
   6.88%,   09/30/11                               1,000,000          1,133,925
Enterprise Products Partners LP
   6.88%,   03/01/33                                 100,000             99,925
Kerr-McGee Corp.
   6.88%,   09/15/11                                 200,000            222,507
Lasmo (USA) Inc.
   6.75%,   12/15/07                                 100,000            112,160
Marathon Oil Corp.
   6.13%,   03/15/12                                 500,000            540,724
Occidental Petroleum Corp.
   7.20%,   04/01/28                                 250,000            286,980
   7.38%,   11/15/08                                 500,000            576,788
Petroleos Mexicanos
   9.38%,   12/02/08                                 500,000            595,000
Phillips 66 Capital Trust II
   8.00%,   01/15/37                               1,000,000          1,123,577
Texaco Capital Inc.
   5.50%,   01/15/09                                 500,000            545,597
Transocean Inc.
   6.75%,   04/15/05                                 250,000            263,967
Union Oil Co. of California
   5.05%,   10/01/12                                 100,000            101,085
Valero Energy Corp.
   4.75%,   06/15/13                                 200,000            189,521
-------------------------------------------------------------------------------
                                                                      9,078,401
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

PHARMACEUTICALS - 0.34%

American Home Products Corp.
   6.25%,   03/15/06                         $       500,000   $        539,332
Bristol-Myers Squibb Co.
   5.75%,   10/01/11                                 500,000            540,311
Lilly (Eli) & Co.
   2.90%,   03/15/08                                 150,000            147,653
Merck & Co. Inc.
   4.38%,   02/15/13                                 200,000            196,872
Pharmacia Corp.
   6.50%,   12/01/18                                 500,000            580,987
Wyeth
   5.50%,   03/15/13                                 250,000            254,490
-------------------------------------------------------------------------------
                                                                      2,259,645
-------------------------------------------------------------------------------

PIPELINES - 0.29%

Duke Energy Field Services Corp.
   7.50%,   08/16/05                                 500,000            537,231
   7.88%,   08/16/10                                 500,000            585,779
Kinder Morgan Energy Partners LP
   5.35%,   08/15/07                                 500,000            535,705
TransCanada PipeLines Ltd.
   4.00%,   06/15/13                                 250,000            233,094
-------------------------------------------------------------------------------
                                                                      1,891,809
-------------------------------------------------------------------------------

PUBLISHING - 0.09%

News America Holdings Inc.
   7.60%,   10/11/15                                 500,000            589,156
-------------------------------------------------------------------------------
                                                                        589,156
-------------------------------------------------------------------------------

REAL ESTATE - 0.12%

EOP Operating LP
   7.00%,   07/15/11                                 500,000            564,206
ERP Operating LP
   5.20%,   04/01/13                                 250,000            251,570
-------------------------------------------------------------------------------
                                                                        815,776
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.10%

Archstone-Smith Trust
   5.00%,   08/15/07                                 100,000            104,925
Boston Properties Inc.
   6.25%,   01/15/13                                 250,000            268,261
Simon Property Group Inc.
   6.35%,   08/28/12                                 250,000            271,667
-------------------------------------------------------------------------------
                                                                        644,853
-------------------------------------------------------------------------------

RETAIL - 0.53%

Federated Department Stores Inc.
   6.30%,   04/01/09                                 253,000            277,563
Fred Meyer Inc.
   7.45%,   03/01/08                               1,000,000          1,138,932
May Department Stores Co.
   7.90%,   10/15/07                                 250,000            286,895
Target Corp.
   7.00%,   07/15/31                                 500,000            566,893
Wal-Mart Stores Inc.
   7.55%,   02/15/30                               1,000,000          1,230,687
-------------------------------------------------------------------------------
                                                                      3,500,970
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.08%

Motorola Inc.
   6.75%,   02/01/06                                 250,000            269,321
   7.63%,   11/15/10                                 250,000            287,325
-------------------------------------------------------------------------------
                                                                        556,646
-------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.75%

Alltel Corp.
   7.00%,   07/01/12                                 250,000            283,863
AT&T Wireless Services Inc.
   7.88%,   03/01/11                                 750,000            867,860
British Telecom PLC
   7.88%,   12/15/05                                 500,000            551,007
   8.38%,   12/15/10                                 500,000            608,438
Cingular Wireless LLC
   6.50%,   12/15/11                                 250,000            273,395
Citizens Communications
   8.50%,   05/15/06                                 500,000            545,931
Cox Communications Inc.
   4.63%,   06/01/13                                 250,000            241,025
Cox Communications Inc. Class A
   5.50%,   10/01/15                                 175,000            176,034
Verizon Wireless Inc.
   5.38%,   12/15/06                                 500,000            533,551
Vodafone Group PLC
   7.75%,   02/15/10                                 750,000            888,896
-------------------------------------------------------------------------------
                                                                      4,970,000
-------------------------------------------------------------------------------

TELEPHONE - 1.40%

AT&T Corp.
   7.25%,   11/15/06                                 250,000            276,459
   8.75%,   11/15/31                                 500,000            584,282
BellSouth Corp.
   6.00%,   10/15/11                                 250,000            271,060
   6.88%,   10/15/31                                 500,000            547,069
Deutsche Telekom International
   Finance AG
   8.50%,   06/15/10                               1,000,000          1,209,116
France Telecom SA
   8.70%,   03/01/06                                 200,000            223,399
   9.00%,   03/01/11                                 250,000            300,271
   9.75%,   03/01/31                                 250,000            332,169
GTE Corp.
   7.51%,   04/01/09                                 500,000            575,121
Koninklijke KPN NV
   8.00%,   10/01/10                                 500,000            598,134

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

TELEPHONE (CONTINUED)

Pacific Bell
   7.13%,   03/15/26                         $       250,000   $        280,235
SBC Communications Inc.
   5.75%,   05/02/06                                 250,000            268,257
   6.25%,   03/15/11                                 250,000            273,666
Sprint Capital Corp.
   6.13%,   11/15/08                               1,000,000          1,065,876
Telecom Italia Capital
   5.25%,   11/15/13/(1)/                            500,000            500,996
Telefonica Europe BV
   8.25%,   09/15/30                                 500,000            631,138
Verizon New York Inc.
   7.38%,   04/01/32                                 500,000            550,489
Verizon Pennsylvania Inc.
   5.65%,   11/15/11                                 500,000            524,414
Verizon Virginia Inc.
   4.63%,   03/15/13                                 250,000            240,946
-------------------------------------------------------------------------------
                                                                      9,253,097
-------------------------------------------------------------------------------

TOBACCO - 0.12%

Altria Group Inc.
   7.00%,   11/04/13                                 500,000            533,398
Philip Morris
   7.00%,   07/15/05                                 250,000            263,276
-------------------------------------------------------------------------------
                                                                        796,674
-------------------------------------------------------------------------------

TRANSPORTATION - 0.66%

Burlington Northern Santa Fe Corp.
   7.13%,   12/15/10                               1,000,000          1,157,697
Canadian National Railway Co.
   6.45%,   07/15/06                                 800,000            866,526
CSX Corp.
   7.95%,   05/01/27                                 330,000            400,204
FedEx Corp.
   9.65%,   06/15/12                                 150,000            196,215
Norfolk Southern Corp.
   7.70%,   05/15/17                                 500,000            602,532
Union Pacific Corp.
   6.79%,   11/09/07                               1,000,000          1,117,170
-------------------------------------------------------------------------------
                                                                      4,340,344
-------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
(Cost: $191,277,990)                                                202,214,147
-------------------------------------------------------------------------------

MUNICIPAL DEBT OBLIGATIONS - 0.25%

ILLINOIS - 0.11%

Illinois State, Pension Funding
   5.10%,   06/01/33                                 800,000            735,576
-------------------------------------------------------------------------------
                                                                        735,576
-------------------------------------------------------------------------------

NEW JERSEY - 0.11%

New Jersey State Turnpike Authority,
 Turnpike Revenue
   4.25%,   01/01/16                                 750,000            716,820
-------------------------------------------------------------------------------
                                                                        716,820
-------------------------------------------------------------------------------

OREGON - 0.03%

Oregon State, General Obligations
   5.76%,   06/01/23                                 200,000            207,502
-------------------------------------------------------------------------------
                                                                        207,502
-------------------------------------------------------------------------------

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,648,659)                                                    1,659,898
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS & NOTES/(5)/ - 2.26%

British Columbia (Province of)
   6.50%,   01/15/26                                 250,000            282,312
Canada (Government of)
   5.25%,   11/05/08                                 250,000            270,953
Chile (Republic of)
   5.50%,   01/15/13                                 150,000            154,275
Finland (Republic Of)
   6.95%,   02/15/26                                 250,000            293,109
Hydro-Quebec
   6.30%,   05/11/11                                 500,000            563,903
Israel (State of)
   4.63%,   06/15/13                                 100,000             95,369
Italy (Republic of)
   4.38%,   10/25/06                               1,000,000          1,047,510
   6.00%,   02/22/11                               2,000,000          2,229,434
   6.88%,   09/27/23                                 250,000            295,334
Korea (Republic of)
   8.88%,   04/15/08                                 250,000            301,093
Lombardy (Region of)
   5.80%,   10/25/32                                 100,000            102,428
Malaysia (Government of)
   7.50%,   07/15/11                                 250,000            295,740
Manitoba (Province of)
   4.25%,   11/20/06                               1,000,000          1,040,986
Mexico Government International Bond
   9.88%,   01/15/07                                 250,000            297,500
New Brunswick (Province of)
   3.50%,   10/23/07                                 150,000            152,592
Nova Scotia (Province of)
   5.75%,   02/27/12                                 500,000            537,139
Ontario (Province of)
   3.28%,   03/28/08                                 250,000            247,334
People's Republic Of China
   4.75%,   10/29/13                                 250,000            246,515
Poland (Republic of)
   5.25%,   01/15/14                                 200,000            200,000
Quebec (Province of)
   5.75%,   02/15/09                               1,000,000          1,093,365
   6.13%,   01/22/11                               1,000,000          1,114,701

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------
Saskatchewan (Province of)
   7.38%,   07/15/13                         $       230,000   $        277,924
South Africa (Republic of)
   7.38%,   04/25/12                                 250,000            280,625
United Mexican States
   6.38%,   01/16/13                               1,500,000          1,556,250
   8.13%,   12/30/19                               1,000,000          1,117,500
   8.30%,   08/15/31                                 250,000            281,875
   8.50%,   02/01/06                                 500,000            559,500
-------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $14,318,038)                                                  14,935,266
-------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS - 81.64%

U.S. GOVERNMENT SECURITIES - 29.30%

U.S. Treasury Bonds
   5.25%,   02/15/29                               1,700,000          1,715,008
   5.38%,   02/15/31                                 600,000            625,711
   6.00%,   02/15/26                               1,800,000          1,996,101
   6.13%,   11/15/27                               2,600,000          2,931,297
   6.25%,   05/15/30                              10,400,000         12,001,434
   6.50%,   11/15/26                               1,950,000          2,293,992
   7.13%,   02/15/23                               2,700,000          3,369,832
   7.25%,   05/15/16                               1,800,000          2,245,430
   7.50%,   11/15/24                                 400,000            521,703
   7.63%,   02/15/25                               3,200,000          4,226,125
   8.00%,   11/15/21                               4,250,000          5,739,825
   8.13%,   08/15/19                               4,030,000          5,443,647
   8.75%,   05/15/17                               1,600,000          2,242,250
   8.75%,   05/15/20                               1,800,000          2,570,344
   9.13%,   05/15/18                               1,500,000          2,175,528
   9.25%,   02/15/16                                 600,000            861,211
   9.38%,   02/15/06                                 800,000            924,031
   9.88%,   11/15/15                                 400,000            596,406
   10.38%,  11/15/09                               3,100,000          3,339,404
   10.38%,  11/15/12                               1,300,000          1,658,566
   11.25%,  02/15/15                                 650,000          1,040,356
   11.75%,  11/15/14                                 500,000            717,090
   12.50%,  08/15/14                                 400,000            585,141
   12.75%,  11/15/10                                 200,000            239,695
   13.25%,  05/15/14                                 850,000          1,263,379
   13.88%,  05/15/11                                 600,000            762,117
U.S. Treasury Notes
   1.50%,   02/28/05                               6,700,000          6,715,443
   1.75%,   12/31/04                                 750,000            753,779
   1.88%,   11/30/05                              20,000,000         20,037,500
   3.00%,   11/15/07                              10,270,000         10,358,260
   3.38%,   12/15/08                              15,000,000         15,101,955
   3.50%,   11/15/06                               3,750,000          3,876,124
   3.88%,   02/15/13                              11,060,000         10,826,700
   4.00%,   11/15/12                               2,550,000          2,525,497
   4.25%,   08/15/13                              11,000,000         11,013,750
   4.38%,   05/15/07                               2,000,000          2,117,890
   4.38%,   08/15/12                                 550,000            560,914
   4.63%,   05/15/06                               5,550,000          5,882,134
   4.75%,   11/15/08                                 900,000            963,492
   5.50%,   05/15/09                                 800,000            889,656
   5.63%,   02/15/06                               1,000,000          1,077,695
   5.63%,   05/15/08                               7,900,000          8,751,099
   5.75%,   11/15/05                               8,250,000          8,857,794
   5.88%,   11/15/04                               1,800,000          1,872,140
   6.00%,   08/15/09                               1,000,000          1,132,695
   6.13%,   08/15/07                               3,100,000          3,469,458
   6.25%,   02/15/07                               1,200,000          1,337,626
   6.50%,   05/15/05                               1,000,000          1,068,750
   6.50%,   08/15/05                               2,400,000          2,589,187
   6.50%,   02/15/10                               1,800,000          2,091,656
   6.75%,   05/15/05                               4,000,000          4,288,124
   6.88%,   05/15/06                               1,100,000          1,222,848
   7.00%,   07/15/06                               1,400,000          1,568,164
   7.88%,   11/15/04                               1,000,000          1,057,227
-------------------------------------------------------------------------------
                                                                    194,093,180
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 40.97%

Federal Home Loan Mortgage
 Corporation
   4.00%,   01/20/19/(2)/                          4,000,000          3,906,248
   4.50%,   08/01/18                               4,895,248          4,900,362
   4.50%,   10/01/18                               3,963,625          3,967,765
   4.50%,   11/01/18                                 995,962            997,003
   4.50%,   01/01/19/(2)/                         10,000,000          9,996,880
   5.00%,   01/01/18/(2)/                          5,000,000          5,092,190
   5.00%,   05/01/18                               5,364,494          5,471,593
   5.00%,   08/01/18                                 981,467          1,001,061
   5.00%,   08/01/33                               1,981,022          1,956,441
   5.00%,   09/01/33                               4,966,063          4,904,443
   5.00%,   10/01/33                               3,989,747          3,940,242
   5.50%,   02/01/18                               3,612,146          3,746,605
   5.50%,   01/01/19/(2)/                          4,000,000          4,143,752
   5.50%,   01/01/33/(2)/                         14,000,000         14,166,250
   5.50%,   04/01/33                               2,861,057          2,897,084
   5.50%,   07/01/33                               9,533,192          9,653,233
   5.50%,   11/01/33                                 998,975          1,011,554
   6.00%,   11/01/16                                 332,782            349,179
   6.00%,   05/01/17                                 322,809            338,744
   6.00%,   06/01/17                                 427,067            448,147
   6.00%,   01/01/19/(2)/                          1,000,000          1,047,500
   6.00%,   01/01/34/(2)/                         11,000,000         11,364,375
   6.50%,   01/01/17                               1,564,083          1,656,833
   6.50%,   06/01/31                                 785,820            823,095
   6.50%,   09/01/31                                 245,056            256,680
   6.50%,   01/01/34/(2)/                         16,000,000         16,755,008
   7.00%,   02/01/16                                 858,467            916,628
   7.00%,   12/01/31                               1,497,400          1,584,318
   7.00%,   01/01/32                               1,643,392          1,738,784
   7.50%,   06/01/27                                 516,293            555,412
   7.50%,   01/01/28                                 958,515          1,031,140
   7.50%,   10/01/29                                 806,518            868,757
   8.00%,   12/01/24                               2,292,336          2,503,084

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (CONTINUED)

Federal National Mortgage
 Association
   4.00%,   11/01/18                         $       999,901   $        975,636
   4.00%,   12/01/18                                 999,901            975,636
   4.50%,   11/01/18                               6,971,722          6,987,719
   4.50%,   12/01/18                                 995,910            998,195
   5.00%,   03/01/18                                 933,612            953,418
   5.00%,   05/01/18                              10,198,249         10,414,598
   5.00%,   06/01/18                                 974,122            994,787
   5.00%,   07/01/18                                 954,107            974,348
   5.00%,   06/01/33                               2,968,598          2,939,184
   5.00%,   10/01/33                                 995,987            986,119
   5.00%,   11/01/33                               8,978,607          8,889,646
   5.00%,   12/01/33                               1,997,855          1,978,060
   5.00%,   01/01/34/(2)/                          5,000,000          4,946,875
   5.50%,   01/01/18                               2,749,901          2,852,835
   5.50%,   02/01/18                               3,386,426          3,513,062
   5.50%,   04/01/18                                 892,021            925,440
   5.50%,   06/01/33                               9,304,960          9,430,851
   5.50%,   07/01/33                              14,706,130         14,905,096
   6.00%,   06/01/16                                 289,716            304,209
   6.00%,   07/01/16                                 354,795            372,544
   6.00%,   01/01/17                                 448,580            471,020
   6.00%,   07/01/17                               3,964,291          4,162,997
   6.00%,   12/01/32                               7,377,355          7,629,010
   6.00%,   07/01/33                               1,826,680          1,889,069
   6.00%,   01/01/34/(2)/                          8,000,000          8,267,504
   6.50%,   02/01/17                               1,179,664          1,251,650
   6.50%,   01/01/29                               9,118,074          9,547,242
   6.50%,   08/01/32                               8,464,044          8,853,298
   6.50%,   09/01/32                               1,501,602          1,570,659
   7.00%,   03/01/30                               1,593,857          1,688,959
   7.00%,   02/01/32                               2,026,148          2,145,496
   7.50%,   06/01/30                                 123,099            131,551
   7.50%,   07/01/31                                 179,119            191,469
Government National Mortgage Association
   5.00%,   05/15/33                                 990,634            981,283
   5.00%,   08/15/33                                 998,668            990,616
   5.00%,   09/15/33                                 993,595            985,584
   5.50%,   05/15/33                                 956,609            973,529
   5.50%,   06/15/33                               3,838,085          3,905,972
   6.00%,   02/15/33                               5,234,365          5,444,721
   6.50%,   03/15/32                                 412,925            435,344
   6.50%,   05/15/32                               3,345,359          3,526,988
   6.50%,   10/15/32                                  23,442             24,715
   7.00%,   09/15/31                               3,135,897          3,343,974
   7.50%,   12/15/23                               3,376,694          3,645,247
-------------------------------------------------------------------------------
                                                                    271,366,545
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.37%

Federal Home Loan Bank
   5.38%,   05/15/06                               3,000,000          3,213,639
   5.75%,   05/15/12                               1,800,000          1,960,481
   5.95%,   07/28/08                               3,500,000          3,874,622
   6.09%,   06/02/06                               1,500,000          1,632,706
   6.75%,   08/15/07                                 700,000            788,509
Federal Home Loan Mortgage Corporation
   2.88%,   09/15/05                               6,460,000          6,578,108
   3.50%,   09/15/07                               6,400,000          6,510,522
   4.75%,   10/11/12                               2,000,000          1,969,006
   5.50%,   07/15/06                               1,600,000          1,723,917
   5.75%,   03/15/09                                 500,000            549,728
   5.75%,   01/15/12                               2,200,000          2,396,662
   6.25%,   07/15/32                               1,720,000          1,870,521
   6.75%,   09/15/29                                  70,000             80,545
   6.88%,   01/15/05                               3,500,000          3,697,645
   6.88%,   09/15/10                                 200,000            232,284
   7.00%,   07/15/05                               1,000,000          1,080,429
Federal National Mortgage Association
   0.00%,   06/01/17                               1,000,000            471,101
   2.25%,   05/15/06                               1,970,000          1,969,990
   3.88%,   03/15/05                               6,000,000          6,175,344
   5.25%,   03/22/07                               2,000,000          2,017,702
   5.25%,   01/15/09                               1,000,000          1,076,242
   5.50%,   03/15/11                               3,300,000          3,558,750
   5.88%,   02/02/06                               1,700,000          1,831,769
   6.00%,   05/15/11                               1,500,000          1,662,510
   6.25%,   02/01/11                               1,000,000          1,105,454
   6.25%,   05/15/29                               1,100,000          1,191,608
   6.38%,   06/15/09                                 394,000            445,536
   6.63%,   10/15/07                               1,000,000          1,127,608
   6.63%,   11/15/10                               3,600,000          4,136,314
   7.00%,   07/15/05                               3,500,000          3,781,116
   7.25%,   01/15/10                                 800,000            943,229
Financing Corp.
   8.60%,   09/26/19                               1,150,000          1,555,697
   9.65%,   11/02/18                                 500,000            730,269
Tennessee Valley Authority
   6.25%,   12/15/17                               1,600,000          1,762,899
   6.88%,   12/15/43                               1,000,000          1,043,109
   7.13%,   05/01/30                                 450,000            539,476
-------------------------------------------------------------------------------
                                                                     75,285,047
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND
 AGENCY OBLIGATIONS
(Cost: $532,296,225)                                                540,744,772
-------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 25.24%

MONEY MARKET FUNDS - 15.99%

Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(3)//(4)/                   86,299,378         86,299,378
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(3)//(4)/                   15,666,498         15,666,498

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

                                                   SHARES OR
SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS (CONTINUED)

BlackRock Temp Cash
 Money Market Fund/(3)/                              561,723   $        561,723
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(3)/                3,384,901          3,384,901
-------------------------------------------------------------------------------
                                                                    105,912,500
-------------------------------------------------------------------------------

FLOATING RATE NOTES - 4.18%

Beta Finance Inc.
   1.11%,   05/20/04/(1)//(3)/               $       712,114            712,073
   1.12%,   09/15/04/(1)//(3)/                     1,424,227          1,424,127
   1.13%,   10/12/04/(1)//(3)/                       712,114            712,059
   1.20%,   08/23/04/(1)//(3)/                       712,114            712,505
CC USA Inc.
   1.06%,   05/24/04/(1)//(3)/                     1,424,227          1,424,172
   1.11%,   04/19/04/(1)//(3)/                       626,660            626,651
   1.16%,   07/15/04/(1)//(3)/                       712,114            712,251
Dorada Finance Inc.
   1.11%,   05/20/04/(1)//(3)/                     1,424,227          1,424,146
   1.24%,   08/09/04/(1)//(3)/                       356,057            356,025
Five Finance Inc.
   1.13%,   04/15/04/(1)//(3)/                       712,114            712,114
HBOS Treasury Services PLC
   1.16%,   01/24/05/(1)//(3)/                     1,424,227          1,424,227
Holmes Financing PLC
   1.12%,   04/15/04/(1)//(3)/                       284,845            284,845
K2 USA LLC
   1.10%,   09/27/04/(1)//(3)/                     1,538,165          1,537,996
   1.12%,   08/16/04/(1)//(3)/                       356,057            356,024
   1.13%,   05/17/04/(3)/                            712,114            712,100
   1.14%,   04/13/04/(3)/                            712,114            712,104
Links Finance LLC
   1.10%,   06/28/04/(3)/                            712,114            712,044
   1.10%,   07/20/04/(3)/                            569,691            569,628
   1.11%,   03/29/04/(3)/                            712,114            712,114
   1.14%,   05/04/04/(3)/                            712,114            712,102
Nationwide Building Society
   1.14%,   07/23/04/(1)//(3)/                     1,068,170          1,068,170
   1.17%,   12/28/04/(1)//(3)/                     1,424,227          1,424,227
Permanent Financing PLC
   1.13%,   12/10/04/(3)/                            712,114            712,114
Sigma Finance Inc.
   1.09%,   10/07/04/(3)/                          1,424,227          1,424,010
   1.10%,   07/20/04/(3)/                            712,114            712,036
   1.13%,   07/01/04/(3)/                            712,114            712,026
   1.24%,   08/06/04/(3)/                            356,057            356,036
Tango Finance Corp.
   1.09%,   07/15/04/(1)//(3)/                       427,268            427,193
   1.10%,   07/06/04/(1)//(3)/                       427,268            427,246
WhistleJacket Capital LLC
   1.12%,   09/15/04/(1)//(3)/                       712,114            712,014
White Pine Finance LLC
   1.10%,   08/26/04/(1)//(3)/                       712,114            712,042
   1.12%,   04/20/04/(1)//(3)/                       712,114            712,114
   1.12%,   11/15/04/(1)//(3)/                       854,536            854,536


   1.13%,   07/06/04/(1)//(3)/                       854,536            854,495
-------------------------------------------------------------------------------
                                                                     27,657,566
-------------------------------------------------------------------------------

TIME DEPOSITS - 1.56%

Abbey National Treasury Services PLC
   1.40%,   10/25/04/(3)/                          1,424,227          1,424,049
Bank of New York
   1.39%,   11/01/04/(3)/                          1,424,227          1,424,109
Bank of Nova Scotia
   1.24%,   10/07/04/(3)/                          1,068,170          1,068,089
   1.42%,   10/29/04/(3)/                          1,068,170          1,068,236
Canadian Imperial
   Bank of Commerce
   1.24%,   10/07/04/(3)/                          1,068,170          1,068,048
   1.40%,   10/29/04/(3)/                          1,424,227          1,424,198
SunTrust Bank
   0.81%,   01/02/04/(3)/                          1,780,284          1,780,284
Toronto-Dominion Bank
   1.41%,   11/01/04/(3)/                          1,068,170          1,068,081
-------------------------------------------------------------------------------
                                                                     10,325,094
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.50%

Goldman, Sachs & Co.
   1.02%,     01/02/04/(3)/                        4,272,681          4,272,681
Merrill Lynch
   0.98%,     01/02/04/(3)/                        1,424,227          1,424,227
   0.98%,     01/02/04/(3)/                        1,424,227          1,424,227
   1.00%,     01/02/04/(3)/                        2,848,454          2,848,454
-------------------------------------------------------------------------------
                                                                      9,969,589
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.49%

Alpine Securitization Corp.
   1.09%,   01/07/04/(3)/                            712,114            712,006
   1.09%,   01/09/04/(3)/                            712,114            711,963
   1.10%,   01/20/04/(3)/                            712,114            711,722
Amsterdam Funding Corp.
   1.09%,   01/07/04/(3)/                            712,114            712,006
   1.09%,   01/20/04/(3)/                            712,114            711,725
Barton Capital Corp.
   1.09%,   01/13/04/(3)/                            427,268            427,126
Edison Asset Securitization
   1.09%,   01/23/04/(3)/                            712,114            711,661
Falcon Asset Securitization
   1.09%,   01/16/04/(3)/                          1,424,227          1,423,623
Jupiter Securitization Corp.
   1.09%,   01/14/04/(3)/                          1,566,650          1,566,083
Preferred Receivables Funding Corp.
   1.09%,   01/12/04/(3)/                          1,281,804          1,281,417
Receivables Capital Corp.
   1.02%,   01/06/04/(3)/                            896,850            896,748
-------------------------------------------------------------------------------
                                                                      9,866,080
-------------------------------------------------------------------------------

BOND INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                           PRINCIPAL              VALUE
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.52%

Federal Home Loan
   Mortgage Corporation
   1.15%,   05/12/04/(3)/                    $     1,068,170   $      1,063,700
   1.28%,   08/19/04/(3)/                            569,691            565,032
Federal National
   Mortgage Association
   1.28%,   08/20/04/(3)/                          1,851,496          1,836,288
-------------------------------------------------------------------------------
                                                                      3,465,020
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $167,195,849)                                                167,195,849
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 139.92%
(Cost $906,736,761)                                                 926,749,932
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (39.92%)                          (264,398,511)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                           $    662,351,421
-------------------------------------------------------------------------------

/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/ TBA.
/(3)/ ALL OR A PORTION OF THIS SECURITY REPRESENTS INVESTMENTS OF SECURITIES
      LENDING COLLATERAL.
/(4)/ ISSUER IS AN AFFILIATE OF THE MASTER PORTFOLIO'S INVESTMENT ADVISOR. SEE
      NOTE 2.
/(5)/ INVESTMENTS ARE DENOMINATED IN U.S. DOLLARS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                         FACE AMOUNT              VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 15.12%

ABN Amro Bank NV
   1.40%,   10/21/04                         $    25,000,000   $     24,997,987
Bank of America NA
   1.10%,   03/15/04                             100,000,000        100,000,000
BNP Paribas (New York)
   1.10%,   01/20/04                              50,000,000         50,000,000
   1.25%,   10/07/04                              65,000,000         64,997,504
Canadian Imperial Bank of Commerce
   1.31%,   08/13/04                              50,000,000         49,996,901
Citibank NA
   1.09%,   02/23/04                             100,000,000        100,000,000
   1.10%,   01/22/04                              25,000,000         25,000,000
Fortis Bank
   1.39%,   09/08/04                              20,000,000         19,998,625
Societe Generale
   1.34%,   09/03/04                              50,000,000         49,994,621
World Savings Bank FSB
   1.05%,   03/18/04                              80,000,000         79,994,843
   1.06%,   02/12/04                             100,000,000         99,996,771
   1.07%,   02/25/04                              50,000,000         49,997,716
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $714,974,968)                                                714,974,968
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.80%

Amstel Funding Corp.
   1.10%,   02/17/04                              26,368,000         26,330,133
   1.11%,   02/17/04                             100,000,000         99,855,083
   1.16%,   04/22/04                              45,000,000         44,837,600
Banque Generale du Luxembourg
   1.10%,   02/04/04                              13,750,000         13,735,715
Citigroup Global Markets Holdings Inc.
   1.07%,   01/06/04                              30,000,000         29,995,542
Corporate Asset Funding Co. Inc.
   1.09%,   02/04/04                              27,000,000         26,972,205
   1.10%,   01/08/04                              50,000,000         49,989,306
   1.10%,   01/09/04                              25,000,000         24,993,889
   1.10%,   01/20/04                              50,000,000         49,970,972
   1.11%,   01/08/04                              50,000,000         49,989,209
CRC Funding LLC
   1.09%,   01/06/04                              50,000,000         49,992,431
   1.11%,   01/12/04                              50,000,000         49,983,042
DEPFA Bank PLC
   1.11%,   02/11/04                             100,000,000         99,874,153
Edison Asset Securitization Corp.
   1.10%,   01/15/04                              50,000,000         49,978,611
   1.10%,   02/17/04                              18,000,000         17,974,150
K2 USA LLC
   1.13%,   06/07/04                              30,000,000         29,851,217
Kitty Hawk Funding Corp.
   1.10%,   01/20/04                              33,000,000         32,980,841
Liberty Street Funding Corp.
   1.10%,   02/17/04                              17,938,000         17,912,239
   1.11%,   01/29/04                              17,887,000         17,871,558
   1.11%,   02/11/04                              14,559,000         14,540,595
Moat Funding LLC
   1.09%,   01/08/04                             100,000,000         99,978,806
   1.10%,   01/07/04                              50,000,000         49,990,833
Morgan Stanley
   1.08%,   02/25/04                             100,000,000         99,835,000
Nationwide Building Society
   1.10%,   02/06/04                              22,000,000         21,975,800
   1.10%,   02/13/04                              28,000,000         27,963,211
Ness LLC
   1.05%,   01/15/04                              22,254,000         22,244,914
Prudential Funding Corp.
   1.10%,   01/15/04                              50,000,000         49,978,611
Receivables Capital Co. LLC
   1.08%,   01/05/04                              70,230,000         70,221,572
Special Purpose Accounts
Receivable Corp.
   1.11%,   01/13/04                              50,000,000         49,981,500
Ticonderoga Funding LLC
   1.10%,   01/05/04                              25,000,000         24,996,945
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,314,795,683)                                            1,314,795,683
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 8.50%

Associates Corp. NA
   6.20%,   01/26/04                               7,000,000          7,023,094
Beta Finance Inc.
   1.40%,   09/13/04/(1)/                         40,000,000         40,000,000
   1.41%,   11/03/04/(1)/                         65,000,000         65,000,000
Citigroup Inc.
   5.70%,   02/06/04                              30,000,000         30,126,780
Daimler Chrysler Auto Trust
   1.10%,   08/09/04/(1)/                         22,847,233         22,847,233
General Electric Capital Corp.
   5.38%,   04/23/04                              19,250,000         19,506,971
Hyundai Auto Receivables Trust
   1.11%,   11/15/04                              33,383,576         33,383,576
K2 USA LLC
   1.21%,   08/09/04/(1)/                         24,000,000         23,972,279
Links Finance LLC
   1.44%,   11/01/04                              45,000,000         45,000,000
Merrill Lynch & Co. Inc.
   5.35%,   06/15/04                              17,914,000         18,259,050
Morgan Stanley
   5.63%,   01/20/04                               9,900,000          9,921,400
Nissan Auto Receivables Owner Trust
   1.15%,   11/15/04                              45,070,546         45,070,545
Sigma Finance Inc.
   1.24%,   08/06/04/(1)/                         10,000,000          9,999,403
WFS Financial Owner Trust
   1.13%,   08/20/04                              32,019,814         32,019,814
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $402,130,145)                                                402,130,145
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                         FACE AMOUNT              VALUE
-------------------------------------------------------------------------------

TIME DEPOSITS - 4.76%

ABN Amro Bank NV
   1.14%,   07/06/04                         $    25,000,000   $     25,000,000
ING Bank NV
   0.99%,   01/02/04                             200,000,000        200,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $225,000,000)                                                225,000,000
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 39.11%

American Express Centurion Bank
   1.11%,   10/20/04                              50,000,000         50,000,000
   1.15%,   03/12/04                              50,000,000         50,000,000
Associates Corp. NA
   1.27%,   06/15/04                              15,000,000         14,996,791
Beta Finance Inc.
   1.09%,   01/23/04/(1)/                         20,000,000         20,000,000
   1.13%,   11/08/04/(1)/                         30,000,000         29,995,500
Chase Manhattan Bank USA
   1.10%,   06/30/04                              20,000,000         20,000,000
Citigroup Global Markets Holdings Inc.
   1.29%,   06/17/04                               8,000,000          8,006,487
Dorada Finance Inc.
   1.06%,   05/14/04/(1)/                         30,000,000         29,999,451
   1.09%,   01/27/04/(1)/                         25,000,000         25,000,000
   1.09%,   06/30/04/(1)/                         25,000,000         24,992,500
   1.12%,   03/15/04/(1)/                         20,000,000         19,999,592
   1.24%,   08/09/04/(1)/                         35,000,000         34,994,750
First USA Bank
   1.35%,   07/21/04                              54,600,000         54,665,310
GE Commercial Equipment
 Financing LLC
   1.11%,   09/20/04                              43,386,246         43,386,247
General Electric Capital Corp.
   1.14%,   01/28/04                              40,000,000         40,001,282
   1.24%,   03/25/04/(1)/                         43,500,000         43,511,449
   1.27%,   04/22/04                              38,000,000         38,015,796
Goldman Sachs Group Inc.
   1.32%,   01/22/04                              45,000,000         45,004,825
   1.82%,   02/11/04                              20,000,000         20,014,477
Granite Mortgages PLC
   1.14%,   01/20/04                              21,875,000         21,874,884
HBOS Treasury Services PLC
   1.16%,   01/24/05/(1)/                         50,000,000         50,000,000
Holmes Financing PLC
   1.12%,   04/15/04                              50,000,000         50,000,000
JP Morgan Securities Inc.
   1.20%,   06/15/04/(1)/                        100,000,000        100,000,000
K2 USA LLC
   1.08%,   03/15/04/(1)/                         15,000,000         15,000,000
   1.10%,   02/06/04/(1)/                         20,000,000         20,000,000
   1.10%,   09/30/04/(1)/                         30,000,000         29,996,599
   1.13%,   11/08/04/(1)/                         25,000,000         24,996,786
   1.41%,   11/01/04/(1)/                         35,000,000         34,998,534
Links Finance LLC
   1.06%,   05/24/04/(1)/                         20,000,000         19,998,000
   1.07%,   03/18/04/(1)/                         40,000,000         40,000,000
   1.10%,   07/20/04/(1)/                         40,000,000         39,995,595
   1.11%,   06/21/04/(1)/                         25,000,000         24,998,828
   1.14%,   03/08/04/(1)/                         25,000,000         25,000,000
Merrill Lynch & Co. Inc.
   1.33%,   01/14/04                              17,000,000         17,001,302
Metropolitan Life Insurance Co.
 Funding Agreement
   1.24%,   07/16/04/(1)/                         25,000,000         25,000,000
   1.27%,   07/23/04/(1)/                         50,000,000         50,000,000
Nationwide Building Society
   1.17%,   12/28/04/(1)/                         50,000,000         50,000,000
   1.18%,   08/06/04                              25,000,000         25,005,620
   1.19%,   08/13/04                              25,000,000         25,006,245
Permanent Financing PLC
   1.13%,   03/10/04                              78,000,000         78,000,000
   1.13%,   12/10/04                              60,000,000         60,000,000
Residential Mortgage Securities
   1.21%,   06/09/04/(1)/                         47,314,153         47,314,152
Sigma Finance Inc.
   1.10%,   07/20/04/(1)/                         65,000,000         64,991,867
   1.12%,   11/15/04/(1)/                         50,000,000         49,995,618
   1.13%,   09/07/04/(1)/                         50,000,000         49,993,132
Societe Generale
   1.08%,   09/24/04                              50,000,000         49,988,250
Strips III LLC
   1.17%,   07/30/04/(1)/                         27,985,413         27,985,413
Travelers Insurance Co. Funding Agreement
   1.25%,   02/05/04/(1)/                         50,000,000         50,000,000
   1.27%,   08/19/04/(1)/                         25,000,000         25,000,000
Winston Funding Ltd.
   1.21%,   04/23/04/(1)/                         45,000,000         45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,849,725,282)                                            1,849,725,282
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.13%

Goldman Sachs Tri-Party
 Repurchase Agreement, dated
 12/31/03, due 01/02/04, with
 a maturity value of
 $17,475,951 and an effective
 yield of 0.98%./(2)/                             17,475,000         17,475,000
Goldman Sachs Tri-Party
 Repurchase Agreement, dated
 12/31/03, due 01/02/04, with
 a maturity value of
 $25,001,417 and an effective
 yield of 1.02%./(2)/                             25,000,000         25,000,000
Lehman Brothers Tri-Party
 Repurchase Agreement, dated
 12/31/03, due 01/02/04,
 with a maturity value of
 $75,003,750 and an effective
 yield of 0.90%./(2)/                             75,000,000         75,000,000

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                         FACE AMOUNT              VALUE
-------------------------------------------------------------------------------

Merrill Lynch Tri-Party
 Repurchase Agreement, dated 12/31/03,
 due 01/02/04, with a maturity value of
 $100,005,444 and an  effective yield
 of 0.98%./(2)/                              $   100,000,000   $    100,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,389
 and an effective yield of 1.00%./(2)/            25,000,000         25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $242,475,000)                                                242,475,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN
 SECURITIES - 100.42%
(Cost $4,749,101,078)                                             4,749,101,078
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -
 (0.42)%                                                            (20,091,885)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                           $  4,729,009,193
-------------------------------------------------------------------------------

----------
/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
      OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/ SEE NOTE 1 FOR COLLATERAL INFORMATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

COMMON STOCKS - 98.63%

ADVERTISING - 0.22%

Interpublic Group of Companies Inc./(1)/           144,347   $     2,251,813
Omnicom Group Inc.                                  66,159         5,777,665
----------------------------------------------------------------------------
                                                                   8,029,478
----------------------------------------------------------------------------

AEROSPACE / DEFENSE - 1.53%

Boeing Co. (The)                                   292,914        12,343,396
General Dynamics Corp.                              68,846         6,222,990
Goodrich (B.F.) Co.                                 40,960         1,216,102
Lockheed Martin Corp.                              156,994         8,069,492
Northrop Grumman Corp.                              63,766         6,096,030
Raytheon Co.                                       144,913         4,353,187
Rockwell Collins Inc.                               61,645         1,851,199
United Technologies Corp.                          163,839        15,527,022
----------------------------------------------------------------------------
                                                                  55,679,418
----------------------------------------------------------------------------

AIRLINES - 0.14%

Delta Air Lines Inc.                                43,017           508,031
Southwest Airlines Co.                             274,067         4,423,441
----------------------------------------------------------------------------
                                                                   4,931,472
----------------------------------------------------------------------------

APPAREL - 0.32%

Jones Apparel Group Inc.                            43,978         1,549,345
Liz Claiborne Inc.                                  38,006         1,347,693
Nike Inc. Class B                                   91,375         6,255,532
Reebok International Ltd.                           20,496           805,903
VF Corp.                                            37,633         1,627,251
----------------------------------------------------------------------------
                                                                  11,585,724
----------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.69%

Ford Motor Company                                 637,519        10,200,304
General Motors Corp.                               195,252        10,426,457
Navistar International Corp./(1)/                   23,926         1,145,816
PACCAR Inc.                                         40,623         3,457,830
----------------------------------------------------------------------------
                                                                  25,230,407
----------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.12%

Cooper Tire & Rubber Co.                            25,727           550,043
Dana Corp.                                          51,766           949,906
Delphi Corp.                                       195,123         1,992,206
Goodyear Tire & Rubber Co. (The)/(1)/               61,096           480,215
Visteon Corp.                                       45,557           474,248
----------------------------------------------------------------------------
                                                                   4,446,618
----------------------------------------------------------------------------

BANKS - 7.36%

AmSouth Bancorp                                    122,251         2,995,149
Bank of America Corp.                              517,339        41,609,576
Bank of New York Co. Inc. (The)                    269,339         8,920,508
Bank One Corp.                                     389,252        17,745,999
BB&T Corp.                                         190,312         7,353,656
Charter One Financial Inc.                          77,526         2,678,523
Comerica Inc.                                       61,063         3,423,192
Fifth Third Bancorp                                198,129        11,709,424
First Tennessee National Corp.                      43,692         1,926,817
FleetBoston Financial Corp.                        367,175        16,027,189
Golden West Financial Corp.                         52,902         5,458,957
Huntington Bancshares Inc.                          79,691         1,793,048
KeyCorp                                            145,951         4,279,283
Marshall & Ilsley Corp.                             78,834         3,015,400
Mellon Financial Corp.                             149,790         4,809,757
National City Corp.                                211,676         7,184,283
North Fork Bancorp Inc.                             52,802         2,136,897
Northern Trust Corp.                                76,717         3,561,203
PNC Financial Services Group                        96,545         5,283,908
Regions Financial Corp.                             77,346         2,877,271
SouthTrust Corp.                                   115,543         3,781,722
State Street Corp.                                 116,362         6,060,133
SunTrust Banks Inc.                                 98,024         7,008,716
Synovus Financial Corp.                            105,056         3,038,220
U.S. Bancorp                                       671,549        19,998,729
Union Planters Corp.                                65,665         2,067,791
Wachovia Corp.                                     460,920        21,474,263
Washington Mutual Inc.                             313,144        12,563,337
Wells Fargo & Company                              589,134        34,694,101
Zions Bancorporation                                31,293         1,919,200
----------------------------------------------------------------------------
                                                                 267,396,252
----------------------------------------------------------------------------

BEVERAGES - 2.60%

Anheuser-Busch Companies Inc.                      283,694        14,945,000
Brown-Forman Corp. Class B                          21,130         1,974,598
Coca-Cola Co. (The)                                853,587        43,319,540
Coca-Cola Enterprises Inc.                         158,375         3,463,661
Coors (Adolf) Company Class B                       12,680           711,348
Pepsi Bottling Group Inc.                           91,509         2,212,688
PepsiCo Inc.                                       597,753        27,867,245
----------------------------------------------------------------------------
                                                                  94,494,080
----------------------------------------------------------------------------

BIOTECHNOLOGY - 1.09%

Amgen Inc./(1)/                                    449,136        27,756,605
Biogen Idec Inc./(1)/                              114,072         4,195,568
Chiron Corp./(1)/                                   65,354         3,724,524
Genzyme Corp. - General Division/(1)/               78,036         3,850,296
----------------------------------------------------------------------------
                                                                  39,526,993
----------------------------------------------------------------------------

BUILDING MATERIALS - 0.24%

American Standard Companies Inc./(1)/               25,347         2,552,443
Masco Corp.                                        161,275         4,420,548
Vulcan Materials Co.                                35,417         1,684,787
----------------------------------------------------------------------------
                                                                   8,657,778
----------------------------------------------------------------------------

CHEMICALS - 1.51%

Air Products & Chemicals Inc.                       79,124         4,180,121
Ashland Inc.                                        23,894         1,052,770
Dow Chemical Co. (The)                             320,509        13,323,559
Du Pont (E.I.) de Nemours and Co.                  347,056        15,926,400

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

CHEMICALS (CONTINUED)

Eastman Chemical Co.                                26,947   $     1,065,215
Engelhard Corp.                                     43,671         1,307,946
Great Lakes Chemical Corp.                          17,630           479,360
Hercules Inc./(1)/                                  38,647           471,493
Monsanto Co.                                        91,236         2,625,772
PPG Industries Inc.                                 59,171         3,788,127
Praxair Inc.                                       113,213         4,324,737
Rohm & Haas Co.                                     77,536         3,311,563
Sherwin-Williams Co. (The)                          50,748         1,762,986
Sigma-Aldrich Corp.                                 24,148         1,380,783
----------------------------------------------------------------------------
                                                                  55,000,832
----------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.04%

Apollo Group Inc. Class A/(1)/                      61,402         4,175,336
Block (H & R) Inc.                                  62,080         3,437,370
Cendant Corp./(1)/                                 352,769         7,856,166
Concord EFS Inc./(1)/                              161,974         2,403,694
Convergys Corp./(1)/                                49,786           869,264
Deluxe Corp.                                        17,607           727,697
Donnelley (R.R.) & Sons Co.                         39,573         1,193,126
Ecolab Inc.                                         89,723         2,455,719
Equifax Inc.                                        48,438         1,186,731
McKesson Corp.                                     101,456         3,262,825
Monster Worldwide Inc./(1)/                         39,279           862,567
Moody's Corp.                                       51,804         3,136,732
Paychex Inc.                                       131,271         4,883,281
Robert Half International Inc./(1)/                 59,632         1,391,811
----------------------------------------------------------------------------
                                                                  37,842,319
----------------------------------------------------------------------------

COMPUTERS - 5.84%

Apple Computer Inc./(1)/                           126,201         2,696,915
Cisco Systems Inc./(1)/                          2,403,655        58,384,780
Computer Sciences Corp./(1)/                        65,229         2,885,079
Dell Inc./(1)/                                     891,513        30,275,781
Electronic Data Systems Corp.                      167,269         4,104,781
EMC Corp./(1)/                                     836,730        10,810,552
Gateway Inc./(1)/                                  113,029           519,933
Hewlett-Packard Co.                              1,061,681        24,386,813
International Business Machines Corp.              599,029        55,518,008
Lexmark International Inc./(1)/                     44,730         3,517,567
NCR Corp./(1)/                                      32,929         1,277,645
Network Appliance Inc./(1)/                        120,118         2,466,023
Sun Microsystems Inc./(1)/                       1,137,356         5,106,728
SunGard Data Systems Inc./(1)/                     100,018         2,771,499
Unisys Corp./(1)/                                  115,070         1,708,789
Veritas Software Corp./(1)/                        148,867         5,531,898
----------------------------------------------------------------------------
                                                                 211,962,791
----------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 2.36%

Alberto-Culver Co. Class B                          20,469         1,291,185
Avon Products Inc.                                  82,344         5,557,397
Colgate-Palmolive Co.                              187,065         9,362,603
Gillette Co. (The)                                 352,275        12,939,061
International Flavors & Fragrances Inc.             32,601         1,138,427
Kimberly-Clark Corp.                               175,651        10,379,218
Procter & Gamble Co.                               451,498        45,095,620
----------------------------------------------------------------------------
                                                                  85,763,511
----------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.26%

Costco Wholesale Corp./(1)/                        159,374         5,925,525
Genuine Parts Co.                                   60,583         2,011,356
Grainger (W.W.) Inc.                                31,766         1,505,391
----------------------------------------------------------------------------
                                                                   9,442,272
----------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 9.49%

American Express Co.                               447,858        21,600,191
American International Group Inc.                  908,053        60,185,753
Bear Stearns Companies Inc. (The)                   34,133         2,728,933
Capital One Financial Corp.                         80,398         4,927,593
Citigroup Inc.                                   1,796,169        87,186,043
Countrywide Financial Corp.                         64,104         4,862,313
Fannie Mae                                         338,325        25,394,674
Federated Investors Inc. Class B                    37,823         1,110,483
Franklin Resources Inc.                             87,383         4,549,159
Freddie Mac                                        242,240        14,127,437
Goldman Sachs Group Inc. (The)                     164,857        16,276,332
Janus Capital Group Inc.                            83,822         1,375,519
JP Morgan Chase & Co.                              710,383        26,092,368
Lehman Brothers Holdings Inc.                       94,546         7,300,842
MBNA Corp.                                         444,881        11,055,293
Merrill Lynch & Co. Inc.                           329,134        19,303,709
Morgan Stanley                                     377,105        21,823,066
Providian Financial Corp./(1)/                     101,084         1,176,618
Schwab (Charles) Corp. (The)                       472,315         5,592,210
SLM Corp.                                          156,980         5,915,006
T. Rowe Price Group Inc.                            43,349         2,055,176
----------------------------------------------------------------------------
                                                                 344,638,718
----------------------------------------------------------------------------

ELECTRIC - 2.47%

AES Corp. (The)/(1)/                               216,771         2,046,318
Allegheny Energy Inc./(1)/                          44,243           564,541
Ameren Corp.                                        56,538         2,600,748
American Electric Power Co. Inc.                   137,547         4,196,559
Calpine Corp./(1)/                                 143,767           691,519
CenterPoint Energy Inc.                            106,608         1,033,032
Cinergy Corp.                                       61,992         2,405,910
CMS Energy Corp./(1)/                               56,061           477,640
Consolidated Edison Inc.                            78,493         3,375,984
Constellation Energy Group Inc.                     58,250         2,281,070
Dominion Resources Inc.                            112,951         7,209,662
DTE Energy Co.                                      58,608         2,309,155
Duke Energy Corp.                                  315,972         6,461,627
Edison International/(1)/                          113,458         2,488,134
Entergy Corp.                                       79,661         4,551,033
Exelon Corp.                                       113,859         7,555,683
FirstEnergy Corp.                                  114,835         4,042,192

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

ELECTRIC (CONTINUED)

FPL Group Inc.                                      64,043   $     4,189,693
NiSource Inc.                                       91,403         2,005,382
PG&E Corp./(1)/                                    144,400         4,009,988
Pinnacle West Capital Corp.                         31,789         1,272,196
PPL Corp.                                           61,735         2,700,906
Progress Energy Inc.                                85,321         3,861,628
Public Service Enterprise Group Inc.                81,872         3,585,994
Southern Company                                   254,930         7,711,632
TECO Energy Inc.                                    65,421           942,717
TXU Corp.                                          112,759         2,674,643
Xcel Energy Inc.                                   138,885         2,358,267
----------------------------------------------------------------------------
                                                                  89,603,853
----------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.12%

American Power Conversion Corp.                     69,118         1,689,935
Molex Inc.                                          66,279         2,312,474
Power-One Inc./(1)/                                 29,028           314,373
----------------------------------------------------------------------------
                                                                   4,316,782
----------------------------------------------------------------------------

ELECTRONICS - 0.70%

Agilent Technologies Inc./(1)/                     165,553         4,840,770
Applera Corp. - Applied Biosystems Group            72,416         1,499,735
Jabil Circuit Inc./(1)/                             69,535         1,967,840
Johnson Controls Inc.                               31,444         3,651,277
Millipore Corp./(1)/                                17,001           731,893
Parker Hannifin Corp.                               41,291         2,456,814
PerkinElmer Inc.                                    44,189           754,306
Sanmina-SCI Corp./(1)/                             180,096         2,271,011
Solectron Corp./(1)/                               291,026         1,719,964
Symbol Technologies Inc.                            80,300         1,356,267
Tektronix Inc.                                      29,426           929,862
Thermo Electron Corp./(1)/                          56,706         1,428,991
Thomas & Betts Corp.                                20,372           466,315
Waters Corp./(1)/                                   42,288         1,402,270
----------------------------------------------------------------------------
                                                                  25,477,315
----------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.03%

Fluor Corp.                                         28,575         1,132,713
----------------------------------------------------------------------------
                                                                   1,132,713
----------------------------------------------------------------------------

ENTERTAINMENT - 0.12%

International Game Technology Inc.                 120,538         4,303,207
----------------------------------------------------------------------------
                                                                   4,303,207
----------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.21%

Allied Waste Industries Inc./(1)/                  111,468         1,547,176
Waste Management Inc.                              202,816         6,003,354
----------------------------------------------------------------------------
                                                                   7,550,530
----------------------------------------------------------------------------

FOOD - 1.78%

Albertson's Inc.                                   127,740         2,893,311
Archer-Daniels-Midland Co.                         225,181         3,427,255
Campbell Soup Co.                                  142,864         3,828,755
ConAgra Foods Inc.                                 186,937         4,933,267
General Mills Inc.                                 129,994         5,888,728
Heinz (H.J.) Co.                                   122,524         4,463,549
Hershey Foods Corp.                                 45,309         3,488,340
Kellogg Co.                                        142,117         5,411,815
Kroger Co./(1)/                                    259,451         4,802,438
McCormick & Co. Inc.                                48,325         1,454,582
Safeway Inc./(1)/                                  154,019         3,374,556
Sara Lee Corp.                                     275,157         5,973,658
SUPERVALU Inc.                                      46,701         1,335,182
Sysco Corp.                                        225,338         8,389,334
Winn-Dixie Stores Inc.                              49,350           491,032
Wrigley (William Jr.) Co.                           78,251         4,398,489
----------------------------------------------------------------------------
                                                                  64,554,291
----------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.60%

Boise Cascade Corp.                                 30,097           988,987
Georgia-Pacific Corp.                               88,496         2,714,172
International Paper Co.                            167,284         7,211,613
Louisiana-Pacific Corp./(1)/                        36,888           659,557
MeadWestvaco Corp.                                  69,846         2,077,919
Plum Creek Timber Co. Inc.                          63,705         1,939,817
Temple-Inland Inc.                                  18,901         1,184,526
Weyerhaeuser Co.                                    76,531         4,897,984
----------------------------------------------------------------------------
                                                                  21,674,575
----------------------------------------------------------------------------

GAS - 0.15%

KeySpan Corp.                                       55,374         2,037,763
Nicor Inc.                                          15,342           522,242
Peoples Energy Corp.                                12,821           538,995
Sempra Energy                                       78,760         2,367,526
----------------------------------------------------------------------------
                                                                   5,466,526
----------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.35%

Black & Decker Corp.                                27,061         1,334,649
Emerson Electric Co.                               146,521         9,487,235
Snap-On Inc.                                        20,298           654,408
Stanley Works (The)                                 28,231         1,069,108
----------------------------------------------------------------------------
                                                                  12,545,400
----------------------------------------------------------------------------

HEALTH CARE - 4.64%

Aetna Inc.                                          53,127         3,590,323
Anthem Inc./(1)/                                    48,143         3,610,725
Bard (C.R.) Inc.                                    18,060         1,467,375
Bausch & Lomb Inc.                                  18,262           947,798
Baxter International Inc.                          212,487         6,485,103
Becton, Dickinson & Co.                             88,410         3,637,187
Biomet Inc.                                         89,011         3,240,891
Boston Scientific Corp./(1)/                       285,227        10,484,945
Express Scripts Inc./(1)/                           27,342         1,816,329
Guidant Corp.                                      108,280         6,518,456
HCA Inc.                                           172,535         7,412,104
Health Management Associates Inc. Class A           83,515         2,004,360

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Humana Inc./(1)/                                    56,076   $     1,281,337
Johnson & Johnson                                1,033,457        53,388,389
Manor Care Inc.                                     31,027         1,072,603
Medco Health Solutions Inc./(1)/                    94,107         3,198,697
Medtronic Inc.                                     422,030        20,514,878
Quest Diagnostics Inc./(1)/                         36,199         2,646,509
St. Jude Medical Inc./(1)/                          60,067         3,685,110
Stryker Corp.                                       69,454         5,904,285
Tenet Healthcare Corp./(1)/                        161,853         2,597,741
UnitedHealth Group Inc.                            204,266        11,884,196
WellPoint Health Networks Inc./(1)/                 52,900         5,130,771
Zimmer Holdings Inc./(1)/                           84,195         5,927,328
----------------------------------------------------------------------------
                                                                 168,447,440
----------------------------------------------------------------------------

HOME BUILDERS - 0.15%

Centex Corp.                                        21,645         2,330,084
KB Home                                             16,144         1,170,763
Pulte Homes Inc.                                    21,602         2,022,379
----------------------------------------------------------------------------
                                                                   5,523,226
----------------------------------------------------------------------------

HOME FURNISHINGS - 0.11%

Leggett & Platt Inc.                                66,814         1,445,187
Maytag Corp.                                        27,362           762,032
Whirlpool Corp.                                     24,249         1,761,690
----------------------------------------------------------------------------
                                                                   3,968,909
----------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.34%

American Greetings Corp. Class A/(1)/               23,157           506,444
Avery Dennison Corp.                                38,470         2,155,089
Clorox Co.                                          73,484         3,568,383
Fortune Brands Inc.                                 50,785         3,630,620
Newell Rubbermaid Inc.                              95,557         2,175,833
Tupperware Corp.                                    20,369           353,198
----------------------------------------------------------------------------
                                                                  12,389,567
----------------------------------------------------------------------------

INSURANCE - 3.09%

ACE Ltd.                                            97,162         4,024,450
AFLAC Inc.                                         178,569         6,460,626
Allstate Corp. (The)                               244,965        10,538,394
Ambac Financial Group Inc.                          37,210         2,582,002
AON Corp.                                          109,183         2,613,841
Chubb Corp.                                         65,386         4,452,787
CIGNA Corp.                                         48,922         2,813,015
Cincinnati Financial Corp.                          55,868         2,339,752
Hancock (John) Financial Services Inc.             100,743         3,777,862
Hartford Financial Services Group Inc.              98,497         5,814,278
Jefferson-Pilot Corp.                               49,120         2,487,928
Lincoln National Corp.                              61,980         2,502,133
Loews Corp.                                         64,577         3,193,333
Marsh & McLennan Companies Inc.                    184,629         8,841,883
MBIA Inc.                                           50,189         2,972,694
MetLife Inc.                                       264,688         8,912,045
MGIC Investment Corp.                               34,272         1,951,448
Principal Financial Group Inc.                     112,443         3,718,490
Progressive Corp. (The)                             75,211         6,286,887
Prudential Financial Inc.                          188,202         7,861,198
SAFECO Corp.                                        48,254         1,878,528
St. Paul Companies Inc.                             79,449         3,150,153
Torchmark Corp.                                     39,413         1,794,868
Travelers Property Casualty Corp.
   Class B                                         349,845         5,936,870
UNUMProvident Corp.                                103,107         1,625,997
XL Capital Ltd. Class A                             47,791         3,706,192
----------------------------------------------------------------------------
                                                                 112,237,654
----------------------------------------------------------------------------

IRON / STEEL - 0.09%

Allegheny Technologies Inc.                         28,110           371,614
Nucor Corp.                                         27,266         1,526,896
United States Steel Corp.                           35,970         1,259,669
----------------------------------------------------------------------------
                                                                   3,158,179
----------------------------------------------------------------------------

LEISURE TIME - 0.44%

Brunswick Corp.                                     31,856         1,013,976
Carnival Corp.                                     219,318         8,713,504
Harley-Davidson Inc.                               105,497         5,014,272
Sabre Holdings Corp.                                49,969         1,078,831
----------------------------------------------------------------------------
                                                                  15,820,583
----------------------------------------------------------------------------

LODGING - 0.29%

Harrah's Entertainment Inc.                         38,456         1,913,955
Hilton Hotels Corp.                                132,077         2,262,479
Marriott International Inc. Class A                 80,520         3,720,024
Starwood Hotels & Resorts
 Worldwide Inc.                                     70,409         2,532,612
----------------------------------------------------------------------------
                                                                  10,429,070
----------------------------------------------------------------------------

MACHINERY - 0.70%

Caterpillar Inc.                                   120,900        10,037,118
Cummins Inc.                                        14,722           720,495
Deere & Co.                                         83,560         5,435,578
Dover Corp.                                         70,522         2,803,249
Ingersoll-Rand Co. Class A                          60,398         4,099,816
Rockwell Automation Inc.                            64,903         2,310,547
----------------------------------------------------------------------------
                                                                  25,406,803
----------------------------------------------------------------------------

MANUFACTURERS - 5.18%

Cooper Industries Ltd.                              32,498         1,882,609
Crane Co.                                           20,701           636,349
Danaher Corp.                                       53,463         4,905,230
Eastman Kodak Co.                                   99,793         2,561,686
Eaton Corp.                                         26,459         2,857,043
General Electric Co.                             3,496,069       108,308,218
Honeywell International Inc.                       300,143        10,033,781
Illinois Tool Works Inc.                           107,280         9,001,865
ITT Industries Inc.                                 32,123         2,383,848
Pall Corp.                                          43,516         1,167,534

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

MANUFACTURERS (CONTINUED)

Textron Inc.                                        47,353   $     2,701,962
3M Co.                                             273,281        23,237,083
Tyco International Ltd.                            696,041        18,445,087
----------------------------------------------------------------------------
                                                                 188,122,295
----------------------------------------------------------------------------

MEDIA - 3.79%

Clear Channel Communications Inc.                  214,329        10,037,027
Comcast Corp. Class A/(1)/                         783,731        25,761,238
Dow Jones & Co. Inc.                                28,394         1,415,441
Gannett Co. Inc.                                    94,376         8,414,564
Knight Ridder Inc.                                  27,823         2,152,666
McGraw-Hill Companies Inc. (The)                    66,708         4,664,223
Meredith Corp.                                      17,474           852,906
New York Times Co. Class A                          51,870         2,478,867
Time Warner Inc./(1)/                            1,574,386        28,323,204
Tribune Co.                                        108,727         5,610,313
Univision Communications Inc. Class A/(1)/         112,282         4,456,473
Viacom Inc. Class B                                609,068        27,030,438
Walt Disney Co. (The)                              712,151        16,614,483
----------------------------------------------------------------------------
                                                                 137,811,843
----------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.01%

Worthington Industries Inc.                         29,999           540,882
----------------------------------------------------------------------------
                                                                     540,882
----------------------------------------------------------------------------

MINING - 0.66%

Alcoa Inc.                                         301,295        11,449,210
Freeport-McMoRan Copper & Gold Inc.                 63,544         2,677,109
Newmont Mining Corp.                               150,446         7,313,180
Phelps Dodge Corp./(1)/                             31,113         2,367,388
----------------------------------------------------------------------------
                                                                  23,806,887
----------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.20%

Pitney Bowes Inc.                                   81,326         3,303,462
Xerox Corp./(1)/                                   275,740         3,805,212
----------------------------------------------------------------------------
                                                                   7,108,674
----------------------------------------------------------------------------

OIL & GAS PRODUCERS - 5.19%

Amerada Hess Corp.                                  31,300         1,664,221
Anadarko Petroleum Corp.                            87,352         4,455,826
Apache Corp.                                        56,423         4,575,905
Burlington Resources Inc.                           69,169         3,830,579
ChevronTexaco Corp.                                372,192        32,153,667
ConocoPhillips                                     237,031        15,542,123
Devon Energy Corp.                                  80,967         4,636,170
EOG Resources Inc.                                  40,078         1,850,401
Exxon Mobil Corp.                                2,301,444        94,359,204
Kerr-McGee Corp.                                    35,121         1,632,775
Kinder Morgan Inc.                                  42,913         2,536,158
Marathon Oil Corp.                                 108,019         3,574,349
Nabors Industries Ltd./(1)/                         51,048         2,118,492
Noble Corp./(1)/                                    46,587         1,666,883
Occidental Petroleum Corp.                         134,087         5,663,835
Rowan Companies Inc./(1)/                           32,766           759,188
Sunoco Inc.                                         26,902         1,376,037
Transocean Inc./(1)/                               111,396         2,674,618
Unocal Corp.                                        90,154         3,320,372
----------------------------------------------------------------------------
                                                                 188,390,803
----------------------------------------------------------------------------

OIL & GAS SERVICES - 0.57%

Baker Hughes Inc.                                  116,586         3,749,406
BJ Services Co./(1)/                                55,122         1,978,880
Halliburton Co.                                    152,540         3,966,040
Schlumberger Ltd.                                  203,837        11,153,961
----------------------------------------------------------------------------
                                                                  20,848,287
----------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.14%

Ball Corp.                                          19,617         1,168,585
Bemis Co.                                           18,502           925,100
Pactiv Corp./(1)/                                   54,735         1,308,167
Sealed Air Corp./(1)/                               29,594         1,602,219
----------------------------------------------------------------------------
                                                                   5,004,071
----------------------------------------------------------------------------

PHARMACEUTICALS - 7.12%

Abbott Laboratories                                544,329        25,365,731
Allergan Inc.                                       45,413         3,488,173
AmerisourceBergen Corp.                             38,967         2,187,997
Bristol-Myers Squibb Co.                           675,219        19,311,263
Cardinal Health Inc.                               150,749         9,219,809
Forest Laboratories Inc./(1)/                      127,302         7,867,264
King Pharmaceuticals Inc./(1)/                      83,986         1,281,626
Lilly (Eli) & Co.                                  390,974        27,497,201
MedImmune Inc./(1)/                                 86,202         2,189,531
Merck & Co. Inc.                                   774,719        35,792,018
Pfizer Inc.                                      2,657,194        93,878,664
Schering-Plough Corp.                              511,651         8,897,611
Watson Pharmaceuticals Inc./(1)/                    37,595         1,729,370
Wyeth                                              463,707        19,684,362
----------------------------------------------------------------------------
                                                                 258,390,620
----------------------------------------------------------------------------

PIPELINES - 0.11%

Dynegy Inc. Class A/(1)/                           131,351           562,182
El Paso Corp.                                      211,726         1,734,036
Williams Companies Inc.                            180,459         1,772,107
----------------------------------------------------------------------------
                                                                   4,068,325
----------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.36%

Apartment Investment &
 Management Co. Class A                             32,812         1,132,014
Equity Office Properties Trust                     139,203         3,988,166
Equity Residential                                  95,900         2,830,009
ProLogis                                            62,649         2,010,406
Simon Property Group Inc.                           66,617         3,087,032
----------------------------------------------------------------------------
                                                                  13,047,627
----------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

RETAIL - 7.05%

AutoNation Inc./(1)/                                95,758   $     1,759,074
AutoZone Inc./(1)/                                  30,909         2,633,756
Bed Bath & Beyond Inc./(1)/                        103,110         4,469,819
Best Buy Co. Inc.                                  112,676         5,886,194
Big Lots Inc./(1)/                                  40,725           578,702
Circuit City Stores Inc.                            72,965           739,135
CVS Corp.                                          137,521         4,967,259
Darden Restaurants Inc.                             57,420         1,208,117
Dillards Inc. Class A                               28,979           476,994
Dollar General Corp.                               117,326         2,462,673
eBay Inc./(1)/                                     224,917        14,527,389
Family Dollar Stores Inc.                           60,044         2,154,379
Federated Department Stores Inc.                    62,956         2,967,116
Gap Inc. (The)                                     311,901         7,239,222
Home Depot Inc.                                    792,206        28,115,391
Kohls Corp./(1)/                                   118,380         5,319,997
Limited Brands Inc.                                179,923         3,244,012
Lowe's Companies Inc.                              273,791        15,165,283
May Department Stores Co. (The)                    100,492         2,921,302
McDonald's Corp.                                   441,918        10,972,824
Nordstrom Inc.                                      47,843         1,641,015
Office Depot Inc./(1)/                             109,010         1,821,557
Penney (J.C.) Co. Inc. (Holding Co.)                95,049         2,497,888
RadioShack Corp.                                    57,152         1,753,423
Sears, Roebuck and Co.                              88,385         4,020,634
Staples Inc./(1)/                                  172,390         4,706,247
Starbucks Corp./(1)/                               136,181         4,502,144
Target Corp.                                       317,349        12,186,202
Tiffany & Co.                                       51,049         2,307,415
TJX Companies Inc.                                 175,249         3,864,240
Toys R Us Inc./(1)/                                 74,359           939,898
Walgreen Co.                                       356,969        12,986,532
Wal-Mart Stores Inc.                             1,506,876        79,939,772
Wendy's International Inc.                          39,679         1,557,004
Yum! Brands Inc./(1)/                              102,410         3,522,904
----------------------------------------------------------------------------
                                                                 256,055,513
----------------------------------------------------------------------------

SEMICONDUCTORS - 4.20%

Advanced Micro Devices Inc./(1)/                   121,350         1,808,115
Altera Corp./(1)/                                  131,891         2,993,926
Analog Devices Inc.                                127,884         5,837,905
Applied Materials Inc./(1)/                        579,066        13,000,032
Applied Micro Circuits Corp./(1)/                  106,951           639,567
Broadcom Corp. Class A/(1)/                        105,431         3,594,143
Intel Corp.                                      2,274,335        73,233,587
KLA-Tencor Corp./(1)/                               67,790         3,977,239
Linear Technology Corp.                            108,767         4,575,828
LSI Logic Corp./(1)/                               132,023         1,171,044
Maxim Integrated Products Inc.                     114,406         5,697,419
Micron Technology Inc./(1)/                        212,634         2,864,180
National Semiconductor Corp./(1)/                   64,539         2,543,482
Novellus Systems Inc./(1)/                          53,033         2,230,038
NVIDIA Corp./(1)/                                   56,450         1,312,463
PMC-Sierra Inc./(1)/                                60,137         1,211,761
QLogic Corp./(1)/                                   32,897         1,697,485
Teradyne Inc./(1)/                                  66,607         1,695,148
Texas Instruments Inc.                             602,590        17,704,094
Xilinx Inc./(1)/                                   119,188         4,617,343
----------------------------------------------------------------------------
                                                                 152,404,799
----------------------------------------------------------------------------

SOFTWARE - 5.38%

Adobe Systems Inc.                                  81,471         3,201,810
Autodesk Inc.                                       38,844           954,786
Automatic Data Processing Inc.                     206,983         8,198,597
BMC Software Inc./(1)/                              78,797         1,469,564
Citrix Systems Inc./(1)/                            57,129         1,211,706
Computer Associates International Inc.             201,642         5,512,892
Compuware Corp./(1)/                               133,789           808,086
Electronic Arts Inc./(1)/                          103,707         4,955,120
First Data Corp.                                   253,770        10,427,409
Fiserv Inc./(1)/                                    67,492         2,666,609
IMS Health Inc.                                     83,371         2,072,603
Intuit Inc./(1)/                                    69,119         3,657,086
Mercury Interactive Corp./(1)/                      31,341         1,524,426
Microsoft Corp.                                  3,764,730       103,680,664
Novell Inc./(1)/                                   129,985         1,367,442
Oracle Corp./(1)/                                1,819,867        24,022,244
Parametric Technology Corp./(1)/                    92,796           365,616
PeopleSoft Inc./(1)/                               130,532         2,976,130
Siebel Systems Inc./(1)/                           172,633         2,394,420
Symantec Corp./(1)/                                107,253         3,716,316
Yahoo! Inc./(1)/                                   228,866        10,337,877
----------------------------------------------------------------------------
                                                                 195,521,403
----------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 1.12%

ADC Telecommunications Inc./(1)/                   280,370           832,697
Andrew Corp./(1)/                                   53,498           615,762
Avaya Inc./(1)/                                    145,114         1,877,775
CIENA Corp./(1)/                                   165,027         1,095,779
Comverse Technology Inc./(1)/                       67,119         1,180,623
JDS Uniphase Corp./(1)/                            499,722         1,823,985
Lucent Technologies Inc./(1)/                    1,460,012         4,146,434
Motorola Inc.                                      810,468        11,403,285
QUALCOMM Inc.                                      278,566        15,023,064
Scientific-Atlanta Inc.                             52,858         1,443,023
Tellabs Inc./(1)/                                  145,230         1,224,289
----------------------------------------------------------------------------
                                                                  40,666,716
----------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.73%

AT&T Wireless Services Inc./(1)/                   945,189         7,552,060
Citizens Communications Co./(1)/                    99,064         1,230,375
Corning Inc./(1)/                                  463,033         4,829,434
Nextel Communications Inc. Class A/(1)/            382,852        10,742,827
Qwest Communications
 International Inc./(1)/                           615,599         2,659,388
Sprint Corp. (PCS Group)/(1)/                      360,472         2,025,853
Verizon Communications Inc.                        961,521        33,730,157
----------------------------------------------------------------------------
                                                                  62,770,094
----------------------------------------------------------------------------

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                            SHARES             VALUE
----------------------------------------------------------------------------

TELEPHONE - 1.81%

Alltel Corp.                                       108,665   $     5,061,616
AT&T Corp.                                         275,004         5,582,581
BellSouth Corp.                                    643,475        18,210,343
CenturyTel Inc.                                     50,221         1,638,209
SBC Communications Inc.                          1,152,740        30,051,932
Sprint Corp. (FON Group)                           314,764         5,168,425
----------------------------------------------------------------------------
                                                                  65,713,106
----------------------------------------------------------------------------

TEXTILES - 0.08%

Cintas Corp.                                        59,468         2,981,131
----------------------------------------------------------------------------
                                                                   2,981,131
----------------------------------------------------------------------------

TOBACCO - 1.16%

Altria Group Inc.                                  707,218        38,486,804
R.J. Reynolds Tobacco Holdings Inc.                 29,472         1,713,797
UST Inc.                                            57,737         2,060,634
----------------------------------------------------------------------------
                                                                  42,261,235
----------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.12%

Hasbro Inc.                                         60,769         1,293,164
Mattel Inc.                                        149,697         2,884,661
----------------------------------------------------------------------------
                                                                   4,177,825
----------------------------------------------------------------------------

TRANSPORTATION - 1.44%

Burlington Northern Santa Fe Corp.                 129,264         4,181,690
CSX Corp.                                           74,528         2,678,536
FedEx Corp.                                        103,864         7,010,820
Norfolk Southern Corp.                             135,952         3,215,265
Union Pacific Corp.                                 88,846         6,173,020
United Parcel Service Inc. Class B                 391,449        29,182,523
----------------------------------------------------------------------------
                                                                  52,441,854
----------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%

Ryder System Inc.                                   22,321           762,262
----------------------------------------------------------------------------
                                                                     762,262
----------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,301,259,237)                                         3,581,531,538
----------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 8.35%

MONEY MARKET FUNDS - 4.73%

Barclays Global Investors Funds
 Institutional Money Market Fund,
 Institutional Shares/(2)//(4)/                130,825,620       130,825,620
Barclays Global Investors Funds
 Prime Money Market Fund,
 Institutional Shares/(2)//(4)/                 32,815,719        32,815,719
BlackRock Temp Cash Money
 Market Fund/(2)/                                1,176,608         1,176,608
Short Term Investment Co. - Liquid
 Assets Money Market Portfolio/(2)/              7,090,158         7,090,158
----------------------------------------------------------------------------
                                                                 171,908,105
----------------------------------------------------------------------------

SECURITY                                         PRINCIPAL           VALUE
----------------------------------------------------------------------------

FLOATING RATE NOTES - 1.60%

Beta Finance Inc.
     1.11%,  05/20/04/(2)//(3)/            $     1,491,624   $     1,491,539
     1.12%,  09/15/04/(2)//(3)/                  2,983,247         2,983,038
     1.13%,  10/12/04/(2)//(3)/                  1,491,624         1,491,509
     1.20%,  08/23/04/(2)//(3)/                  1,491,624         1,492,443
CC USA Inc.
     1.06%,  05/24/04/(2)//(3)/                  2,983,247         2,983,131
     1.11%,  04/19/04/(2)//(3)/                  1,312,629         1,312,610
     1.16%,  07/15/04/(2)//(3)/                  1,491,624         1,491,911
Dorada Finance Inc.
     1.11%,  05/20/04/(2)//(3)/                  2,983,247         2,983,077
     1.24%,  08/09/04/(2)/                         745,812           745,744
Five Finance Inc.
     1.13%,  04/15/04/(2)//(3)/                  1,491,624         1,491,624
HBOS Treasury Services PLC
     1.16%,  01/24/05/(2)/                       2,983,247         2,983,247
Holmes Financing PLC
     1.12%,  04/15/04/(2)/                         596,649           596,649
K2 USA LLC
     1.10%,  09/27/04/(2)//(3)/                  3,221,907         3,221,553
     1.12%,  08/16/04/(2)//(3)/                    745,812           745,743
     1.13%,  05/17/04/(2)/                       1,491,624         1,491,596
     1.14%,  04/13/04/(2)/                       1,491,624         1,491,603
Links Finance LLC
     1.10%,  06/28/04/(2)/                       1,491,624         1,491,479
     1.10%,  07/20/04/(2)/                       1,193,299         1,193,168
     1.11%,  03/29/04/(2)/                       1,491,624         1,491,624
     1.14%,  05/04/04/(2)/                       1,491,624         1,491,599
Nationwide Building Society
     1.14%,  07/23/04/(2)//(3)/                  2,237,435         2,237,435
     1.17%,  12/28/04/(2)//(3)/                  2,983,247         2,983,247
Permanent Financing PLC
     1.13%,  12/10/04/(2)/                       1,491,624         1,491,624
Sigma Finance Inc.
     1.09%,  10/07/04/(2)/                       2,983,247         2,982,792
     1.10%,  07/20/04/(2)/                       1,491,624         1,491,460
     1.13%,  07/01/04/(2)/                       1,491,624         1,491,439
     1.24%,  08/06/04/(2)/                         745,812           745,767
Tango Finance Corp.
     1.09%,  07/15/04/(2)//(3)/                    894,974           894,816
     1.10%,  07/06/04/(2)//(3)/                    894,974           894,928
WhistleJacket Capital LLC

     1.12%,  09/15/04/(2)//(3)/                  1,491,624         1,491,414
White Pine Finance LLC
     1.10%,  08/26/04/(2)//(3)/                  1,491,624         1,491,475
     1.12%,  04/20/04/(2)//(3)/                  1,491,624         1,491,624
     1.12%,  11/15/04/(2)//(3)/                  1,789,948         1,789,948
     1.13%,  07/06/04/(2)//(3)/                  1,789,948         1,789,861
----------------------------------------------------------------------------
                                                                  57,932,717
----------------------------------------------------------------------------

TIME DEPOSITS - 0.60%

Abbey National Treasury Services PLC
     1.40%,  10/25/04/(2)/                       2,983,247         2,982,883

S&P 500 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2003

SECURITY                                         PRINCIPAL             VALUE
----------------------------------------------------------------------------

TIME DEPOSITS (CONTINUED)

Bank of New York
   1.39%,   11/01/04/(2)/                  $     2,983,247   $     2,982,999
Bank of Nova Scotia
   1.24%,   10/07/04/(2)/                        2,237,435         2,237,264
   1.42%,   10/29/04/(2)/                        2,237,435         2,237,574
Canadian Imperial Bank of Commerce
   1.24%,   10/07/04/(2)/                        2,237,435         2,237,179
   1.40%,   10/29/04/(2)/                        2,983,247         2,983,186
SunTrust Bank
   0.81%,   01/02/04/(2)/                        3,729,059         3,729,060
Toronto-Dominion Bank
   1.41%,   11/01/04/(2)/                        2,237,435         2,237,249
----------------------------------------------------------------------------
                                                                  21,627,394
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.57%

Goldman, Sachs & Co.
   1.02%,   01/02/04/(2)/                        8,949,742         8,949,742
Merrill Lynch
   0.98%,   01/02/04/(2)/                        2,983,247         2,983,247
   0.98%,   01/02/04/(2)/                        2,983,247         2,983,247
   1.00%,   01/02/04/(2)/                        5,966,494         5,966,494
----------------------------------------------------------------------------
                                                                  20,882,730
----------------------------------------------------------------------------

COMMERCIAL PAPER - 0.57%

Alpine Securitization Corp.
   1.09%,   01/07/04/(2)/                        1,491,624         1,491,398
   1.09%,   01/09/04/(2)/                        1,491,624         1,491,307
   1.10%,   01/20/04/(2)/                        1,491,624         1,490,803
Amsterdam Funding Corp.
   1.09%,   01/07/04/(2)/                        1,491,624         1,491,398
   1.09%,   01/20/04/(2)/                        1,491,624         1,490,811
Barton Capital Corp.
   1.09%,   01/13/04/(2)/                          894,974           894,676
Edison Asset Securitization
   1.09%,   01/23/04/(2)/                        1,491,624         1,490,675
Falcon Asset Securitization
   1.09%,   01/16/04/(2)/                        2,983,247         2,981,983
Jupiter Securitization Corp.
   1.09%,   01/14/04/(2)/                        3,281,572         3,280,385
Preferred Receivables Funding Corp.
   1.09%,   01/12/04/(2)/                        2,684,923         2,684,111
Receivables Capital Corp.
   1.02%,   01/06/04/(2)/                        1,878,581         1,878,368
----------------------------------------------------------------------------
                                                                  20,665,915
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.20%

Federal Home Loan Mortgage
 Corporation
   1.15%,   05/12/04/(2)/                        2,237,435         2,228,072
   1.28%,   08/19/04/(2)/                        1,193,299         1,183,540
Federal National Mortgage Association
   1.28%,   08/20/04/(2)/                        3,878,223         3,846,368
----------------------------------------------------------------------------
                                                                   7,257,980
----------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 0.08%

U.S. Treasury Bill
   0.89%,/(5)/ 03/25/04/(6)/                     2,900,000         2,894,044
----------------------------------------------------------------------------
                                                                   2,894,044
----------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $303,168,931)                                             303,168,885
----------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 106.98%
(Cost $3,604,428,168)                                          3,884,700,423
----------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.98%)                        (253,307,826)
----------------------------------------------------------------------------

NET ASSETS - 100.00%                                         $ 3,631,392,597
----------------------------------------------------------------------------

/(1)/ NON-INCOME EARNING SECURITIES.
/(2)/ ALL OR A PORTION OF THIS SECURITY REPRESENTS INVESTMENTS OF SECURITIES
      LENDING COLLATERAL.
/(3)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF
      1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(4)/ ISSUER IS AN AFFILIATE OF THE MASTER PORTFOLIO'S INVESTMENT ADVISOR. SEE
      NOTE 2.
/(5)/ YIELD TO MATURITY.
/(6)/ THIS U.S. TREASURY BILL IS HELD IN A SEGREGATED ACCOUNT IN CONNECTION WITH
      THE MASTER PORTFOLIO'S HOLDINGS OF INDEX FUTURES CONTRACTS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                                ASSET ALLOCATION           BOND INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                           $      146,790,786   $      906,736,761
                                                                              ------------------   ------------------
  Investments in securities, at value
   (including securities on loan/(a)/) (Note 1)                               $      161,395,040   $      926,749,932
  Repurchase agreements, at value and cost (Note 1)                                           --                   --
                                                                              ------------------   ------------------
Total investments in securities                                                      161,395,040          926,749,932
Cash                                                                                          --                   --
Receivables:
  Investment securities sold                                                                  --            3,810,573
  Dividends and interest                                                               1,210,761            7,241,687
  Due from broker - variation margin                                                       7,615                   --
                                                                              ------------------   ------------------
Total Assets                                                                         162,613,416          937,802,192
                                                                              ------------------   ------------------

LIABILITIES
Payables:
  Investment securities purchased                                                             --          118,757,439
  Collateral for securities loaned (Note 4)                                           17,723,456          122,889,134
  When-issued securities purchased                                                            --           33,716,802
  Due to custodian                                                                            --                   --
  Advisory fees (Note 2)                                                                  83,447               87,396
                                                                              ------------------   ------------------
Total Liabilities                                                                     17,806,903          275,450,771
                                                                              ------------------   ------------------
NET ASSETS                                                                    $      144,806,513   $      662,351,421
                                                                              ==================   ==================

                                                                                    MONEY MARKET        S&P 500 INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                           $    4,749,101,078   $    3,604,428,168
                                                                              ------------------   ------------------
  Investments in securities, at value
   (including securities on loan/(a)/) (Note 1)                               $    4,506,626,078   $    3,884,700,423
  Repurchase agreements, at value and cost (Note 1)                                  242,475,000                   --
                                                                              ------------------   ------------------
Total investments in securities                                                    4,749,101,078        3,884,700,423
Cash                                                                                         713                   --
Receivables:
  Investment securities sold                                                                  --                   --
  Dividends and interest                                                               5,673,196            4,862,145
  Due from broker - variation margin                                                          --              127,888
                                                                              ------------------   ------------------
Total Assets                                                                       4,754,774,987        3,889,690,456
                                                                              ------------------   ------------------
LIABILITIES
Payables:
  Investment securities purchased                                                     25,000,000                   --
  Collateral for securities loaned (Note 4)                                                   --          257,408,856
  When-issued securities purchased                                                            --                   --
  Due to custodian                                                                            --              598,768
  Advisory fees (Note 2)                                                                 765,794              290,235
                                                                              ------------------   ------------------
Total Liabilities                                                                     25,765,794          258,297,859
                                                                              ------------------   ------------------
NET ASSETS                                                                    $    4,729,009,193   $    3,631,392,597
                                                                              ==================   ==================

/(a)/ SECURITIES ON LOAN WITH MARKET VALUES OF $17,361,149, $120,381,648, $--
      AND $249,879,960, RESPECTIVELY. SEE NOTE 4.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                ASSET ALLOCATION           BOND INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(b)/                                                              $        1,825,990   $               --
  Interest                                                                             3,137,279           27,559,505
  Securities lending income                                                               10,911               71,679
                                                                              ------------------   ------------------
Total investment income                                                                4,974,180           27,631,184
                                                                              ------------------   ------------------
EXPENSES (NOTE 2)
  Advisory fees                                                                          594,401              511,325
                                                                              ------------------   ------------------
Total expenses                                                                           594,401              511,325
                                                                              ------------------   ------------------
Net investment income                                                                  4,379,779           27,119,859
                                                                              ------------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments                                       (555,720)           7,061,998
  Net realized gain from in-kind redemptions                                                  --                   --
  Net realized gain on futures contracts                                                 755,294                   --
  Net change in unrealized appreciation (depreciation) of
   investments                                                                        19,449,448           (9,218,441)
  Net change in unrealized appreciation (depreciation) of futures
   contracts                                                                             270,307                   --
                                                                              ------------------   ------------------
  Net gain (loss) on investments                                                      19,919,329           (2,156,443)
                                                                              ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $       24,299,108   $       24,963,416
                                                                              ==================   ==================

                                                                                    MONEY MARKET        S&P 500 INDEX
                                                                                MASTER PORTFOLIO     MASTER PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends/(b)/                                                              $               --   $       50,028,738
  Interest                                                                            52,983,614            1,179,840
  Securities lending income                                                                   --              127,821
                                                                              ------------------   ------------------
Total investment income                                                               52,983,614           51,336,399
                                                                              ------------------   ------------------
EXPENSES (NOTE 2)
  Advisory fees                                                                        4,247,387            1,436,333
                                                                              ------------------   ------------------
Total expenses                                                                         4,247,387            1,436,333
                                                                              ------------------   ------------------
Net investment income                                                                 48,736,227           49,900,066
                                                                              ------------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments                                        120,352          (57,935,276)
  Net realized gain from in-kind redemptions                                                  --           59,216,552
  Net realized gain on futures contracts                                                      --           14,788,212
  Net change in unrealized appreciation (depreciation) of
   investments                                                                                --          682,477,422
  Net change in unrealized appreciation (depreciation) of futures
   contracts                                                                                  --            3,600,828
                                                                              ------------------   ------------------
  Net gain (loss) on investments                                                         120,352          702,147,738
                                                                              ------------------   ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $       48,856,579   $      752,047,804
                                                                              ==================   ==================

/(b)/ NET OF FOREIGN WITHHOLDING TAX OF $2,249, $--, $-- AND $18,238,
      RESPECTIVELY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      ASSET ALLOCATION
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE               FOR THE
                                                                                      YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $        4,379,779    $        6,445,663
  Net realized gain (loss)                                                               199,574           (45,576,526)
  Net change in unrealized appreciation (depreciation)                                19,719,755              (464,135)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                       24,299,108           (39,594,998)
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                       25,204,474            34,189,822
  Withdrawals                                                                       (124,314,945)         (119,988,263)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from interestholder
 transactions                                                                        (99,110,471)          (85,798,441)
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                    (74,811,363)         (125,393,439)

NET ASSETS:
Beginning of year                                                                    219,617,876           345,011,315
                                                                              ------------------    ------------------
End of year                                                                   $      144,806,513    $      219,617,876
                                                                              ==================    ==================

                                                                                                            BOND INDEX
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE                FOR THE
                                                                                      YEAR ENDED             YEAR ENDED
                                                                               DECEMBER 31, 2003      DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $       27,119,859    $       30,232,332
  Net realized gain (loss)                                                             7,061,998             9,762,741
  Net change in unrealized appreciation (depreciation)                                (9,218,441)           16,148,940
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                       24,963,416            56,144,013
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                      167,635,199           235,474,677
  Withdrawals                                                                       (160,731,769)         (204,797,701)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from interestholder
 transactions                                                                          6,903,430            30,676,976
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                     31,866,846            86,820,989

NET ASSETS:
Beginning of year                                                                    630,484,575           543,663,586
                                                                              ------------------    ------------------
End of year                                                                   $      662,351,421    $      630,484,575
                                                                              ==================    ==================

                                                                                                          MONEY MARKET
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE               FOR THE
                                                                                      YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $       48,736,227    $       45,475,626
  Net realized gain (loss)                                                               120,352                 8,083
  Net change in unrealized appreciation (depreciation)                                        --                    --
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                       48,856,579            45,483,709
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                   13,745,249,528        11,212,874,658
  Withdrawals                                                                    (12,953,858,697)       (9,134,078,695)
                                                                              ------------------    ------------------
Net increase in net assets resulting from interestholder
 transactions                                                                        791,390,831         2,078,795,963
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                    840,247,410         2,124,279,672

NET ASSETS:
Beginning of year                                                                  3,888,761,783         1,764,482,111
                                                                              ------------------    ------------------
End of year                                                                   $    4,729,009,193    $    3,888,761,783
                                                                              ==================    ==================

                                                                                                         S&P 500 INDEX
                                                                                                      MASTER PORTFOLIO
                                                                              ----------------------------------------
                                                                                         FOR THE               FOR THE
                                                                                      YEAR ENDED            YEAR ENDED
                                                                               DECEMBER 31, 2003     DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                                       $       49,900,066    $       40,577,166
  Net realized gain (loss)                                                            16,069,488          (255,819,289)
  Net change in unrealized appreciation (depreciation)                               686,078,250          (457,092,164)
                                                                              ------------------    ------------------
Net increase (decrease) in net assets resulting from operations                      752,047,804          (672,334,287)
                                                                              ------------------    ------------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                                    1,247,904,502         1,124,925,648
  Withdrawals                                                                       (708,478,794)         (904,586,226)
                                                                              ------------------    ------------------
Net increase in net assets resulting from interestholder
 transactions                                                                        539,425,708           220,339,422
                                                                              ------------------    ------------------
Increase (decrease) in net assets                                                  1,291,473,512          (451,994,865)

NET ASSETS:
Beginning of year                                                                  2,339,919,085         2,791,913,950
                                                                              ------------------    ------------------
End of year                                                                   $    3,631,392,597    $    2,339,919,085
                                                                              ==================    ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     In general, MIP believes that each Master Portfolio with two or more interestholders has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     In the case of a Master Portfolio with only one interestholder, such as the Asset Allocation Master Portfolio, MIP believes that such a Master Portfolio will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on its income and gain (if any). Rather, such a Master Portfolio's assets and interest, dividends, and gains or losses will be treated as assets and interest, dividends, and gains or losses of the interestholder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (E.G., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables on the Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of December 31, 2003, the open futures contracts held by the Master Portfolios were as follows:

                                            NUMBER OF      FUTURES    EXPIRATION         NOTIONAL   NET UNREALIZED
      MASTER PORTFOLIO                      CONTRACTS        INDEX          DATE   CONTRACT VALUE     APPRECIATION
      ------------------------------------------------------------------------------------------------------------
      Asset Allocation Master Portfolio            11      S&P 500      03/18/04   $    3,054,150   $      118,057
      S&P 500 Index Master Portfolio              179      S&P 500      03/18/04       49,699,350        1,202,533

     The Asset Allocation and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $300,000 and $2,900,000, respectively, for initial margin requirements.

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

     The repurchase agreements held by the Money Market Master Portfolio at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                              AGGREGATE
          REPURCHASE AGREEMENT                INTEREST RATE(s)    MATURITY DATE(s)         MARKET VALUE
          ---------------------------------------------------------------------------------------------
          Goldman Sachs Tri-Party                5.00% - 7.00%   11/01/16 - 07/01/33      $  17,823,670
          Goldman Sachs Tri-Party                5.00  - 7.00    11/01/16 - 07/01/33         25,500,831
          Lehman Brothers Tri-Party              3.60  - 5.75    01/01/23 - 01/01/34         76,499,092
          Merrill Lynch Tri-Party                3.16  - 5.74    08/01/22 - 02/01/35        101,993,875
          Merrill Lynch Tri-Party                3.21  - 7.38    07/01/23 - 07/01/34         25,500,663

     The repurchase agreements held by the Asset Allocation, Bond Index and S&P 500 Index Master Portfolios at December 31, 2003 represent collateral from securities on loan. For further information, see Note 4 below.

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35%, 0.08%, 0.10% and 0.05% of the average daily net assets of the Asset Allocation, Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the SEC. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

                                                     SECURITIES LENDING
                  MASTER PORTFOLIO                           AGENT FEES
                  -----------------------------------------------------
                  Asset Allocation Master Portfolio         $    10,868
                  Bond Index Master Portfolio                    71,203
                  S&P 500 Index Master Portfolio                118,408

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the year ended December 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the year were in compliance with the requirements and restrictions set forth by Rule 17a-7.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the MIP's outstanding beneficial interests.

3.    INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2003 were as follows:

                                                  U.S. GOVERNMENT OBLIGATIONS             OTHER SECURITIES
                                                -------------------------------   -------------------------------
          MASTER PORTFOLIO                           PURCHASES            SALES        PURCHASES            SALES
          -------------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio     $  105,275,689   $   52,169,635   $   21,850,718   $  166,821,547
          Bond Index Master Portfolio              458,072,831      387,521,853       64,476,959       32,966,447
          S&P 500 Index Master Portfolio                    --               --      882,802,151      229,970,874

     For the year ended December 31, 2003, the S&P 500 Index Master Portfolio received in-kind contributions of portfolio securities in the amount of $205,309,742 and paid in-kind redemption proceeds of portfolio securities in the amount of $117,327,790. In-kind purchases are transactions in which an interestholder in the Master Portfolio purchases interests in the Master Portfolio by contributing portfolio securities, rather than paying cash, to the Master Portfolio. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the year ended December 31, 2003 are disclosed in the S&P 500 Index Master Portfolio's Statement of Operations.

     At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

                                                            TAX        UNREALIZED        UNREALIZED     NET UNREALIZED
          MASTER PORTFOLIO                                 COST      APPRECIATION      DEPRECIATION       APPRECIATION
          ------------------------------------------------------------------------------------------------------------
          Asset Allocation Master Portfolio     $   160,496,890   $     2,397,508   $    (1,499,358)   $       898,150
          Bond Index Master Portfolio               910,919,532        18,704,261        (2,873,861)        15,830,400
          S&P 500 Index Master Portfolio          3,738,889,279       463,170,996      (317,359,852)       145,811,144

     At December 31, 2003, the Money Market Master Portfolio's cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.    PORTFOLIO SECURITIES LOANED

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2003, certain of the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5.    FINANCIAL HIGHLIGHTS

     Financial highlights for each of the Master Portfolios were as follows:

                                                    YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                  DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                          2003                   2002                   2001
------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.35%                  0.35%                  0.35%
  Ratio of net investment income to average
   net assets/(3)/                                        2.58%                  2.28%                  2.31%/(5)/
  Portfolio turnover rate                                   76%                    92%                    35%
  Total return                                           16.73%                (11.83)%                (6.52)%
BOND INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.08%                  0.08%                  0.08%
  Ratio of net investment income to average
   net assets/(3)/                                        4.24%                  5.27%                  5.98%/(5)/
  Portfolio turnover rate                                   67%                   118%                    53%
  Total return                                            4.07%                 10.05%                  8.94%
MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.10%                  0.10%                  0.10%
  Ratio of net investment income to average
   net assets/(3)/                                        1.15%                  1.80%                  3.66%
  Total return                                            1.16%                  1.84%                  4.23%
S&P 500 INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.05%                  0.05%                  0.05%
  Ratio of net investment income to average
   net assets/(3)/                                        1.74%                  1.57%                  1.31%
  Portfolio turnover rate                                    8%/(6)/               12%                     9%
  Total return                                           28.52%                (22.05)%               (11.96)%

                                                    YEAR ENDED           PERIOD ENDED             YEAR ENDED
                                                  DECEMBER 31,           DECEMBER 31,           FEBRUARY 28,
                                                          2000              1999/(1)/                   1999
------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.35%                  0.35%                  0.35%
  Ratio of net investment income to average
   net assets/(3)/                                        2.82%                  2.75%                  2.24%
  Portfolio turnover rate                                   53%                    39%                    33%
  Total return                                            1.51%                 10.35%/(2)/            18.23%
BOND INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.08%                  0.08%                  0.08%
  Ratio of net investment income to average
   net assets/(3)/                                        6.73%                  6.44%                  6.31%
  Portfolio turnover rate                                   52%                    25%                    28%
  Total return                                           11.91%                 (0.67)%/(2)/            6.39%
MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.10%                  0.10%                  0.10%/(4)/
  Ratio of net investment income to average
   net assets/(3)/                                        6.43%                  5.23%                  5.17%/(4)/
  Total return                                            6.52%                  4.44%/(2)/             2.61%/(2)//(4)/
S&P 500 INDEX MASTER PORTFOLIO
  Ratio of expenses to average net assets/(3)/            0.05%                  0.05%                  0.05%
  Ratio of net investment income to average
   net assets/(3)/                                        1.22%                  1.44%                  1.61%
  Portfolio turnover rate                                   10%                     7%                    11%
  Total return                                           (9.19)%                19.82%/(2)/            19.65%

/(1)/ FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIOS CHANGED
      THEIR FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.
/(2)/ NOT ANNUALIZED.
/(3)/ ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
/(4)/ FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO
      FEBRUARY 28, 1999.
/(5)/ EFFECTIVE JANUARY 1, 2001, THE ASSET ALLOCATION AND BOND INDEX MASTER
      PORTFOLIOS ADOPTED THE PROVISIONS OF THE REVISED AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 FOR THE ASSET ALLOCATION AND BOND INDEX MASTER PORTFOLIOS WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 2.34% TO 2.31% AND 6.37% TO 5.98%, RESPECTIVELY. RATIOS AND SUPPLEMENTAL DATA FOR THE PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN POLICY.
/(6)/ PORTFOLIO TURNOVER RATE EXCLUDING IN-KIND TRANSACTIONS WAS 4%.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Asset Allocation Master Portfolio, Bond Index Master Portfolio, Money Market Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION -- UNAUDITED

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

                                                               ANNUAL REPORT
                                                               DECEMBER 31, 2003

                                   [GRAPHIC]

LIFEPATH(R) RETIREMENT PORTFOLIO
LIFEPATH(R) 2010 PORTFOLIO
LIFEPATH(R) 2020 PORTFOLIO
LIFEPATH(R) 2030 PORTFOLIO
LIFEPATH(R) 2040 PORTFOLIO

                                                 BARCLAYS GLOBAL INVESTORS funds

Table of Contents

To Our Shareholders ......................................................     1
Managers' Discussion and Analysis ........................................     2

Barclays Global Investors Funds

   Financial Statements ..................................................     6
   Financial Highlights ..................................................    10
   Notes to the Financial Statements .....................................    15
   Report of Independent Auditors ........................................    20
   Tax Information (Unaudited) ...........................................    21
   Trustees Information (Unaudited) ......................................    22

Master Investment Portfolio

   Schedules of Investments ..............................................    23

      LifePath Retirement Master Portfolio ...............................    23
      LifePath 2010 Master Portfolio .....................................    35
      LifePath 2020 Master Portfolio .....................................    50
      LifePath 2030 Master Portfolio .....................................    65
      LifePath 2040 Master Portfolio .....................................    80

   Financial Statements ..................................................    95

   Notes to the Financial Statements .....................................    98

   Report of Independent Auditors ........................................   102

   Trustees Information (Unaudited) ......................................   103

To Our Shareholders:

     Equities delivered positive results in 2003, a welcome relief for many investors who had endured three consecutive years of stock market declines. As the year opened, investors were faced with weak economic signals and the prospect of a war in Iraq. During the course of the year, however, an initially sluggish economy began to gather momentum, and data increasingly revealed signs of economic recovery. Against this backdrop, corporate earnings levels improved throughout the year, and equity prices rose.

     The LifePath Portfolios offer investors comprehensive asset allocation investment strategies tailored to the time when they expect to begin withdrawing assets. Each LifePath Portfolio currently invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own asset allocation strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio that is already in its most conservative phase.

     At its September 11, 2003 meeting, the LifePath Portfolios' Board of Trustees approved the conversion of each LifePath Portfolio's corresponding LifePath Master Portfolio to a fund-of-funds structure, whereby each LifePath Master Portfolio would invest in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment advisor, rather than directly in a portfolio of securities. This conversion is expected to take place in the first quarter of 2004.

     As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. While one Fund may outperform another, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

     The Barclays Global Investors Funds offer a simple, cost-effective way to invest in your future. We appreciate your confidence and look forward to continuing to help you meet your investment goals.


/s/ Lee T. Kranefuss

Lee T. Kranefuss
President and Chief Executive Officer
Barclays Global Investors Funds

Managers' Discussion & Analysis

                             LifePath(R) Portfolios
                           Performance as of 12/31/03

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

                                                                           Since
                                              One Year   Five Year     Inception
                                              --------   ---------   -----------
Class I Shares
   LifePath Retirement Portfolio                11.95%      4.38%     6.50%/(1)/
   LifePath 2010 Portfolio                      15.66%      3.02%     7.95%/(1)/
   LifePath 2020 Portfolio                      20.61%      1.62%     8.61%/(1)/
   LifePath 2030 Portfolio                      23.86%      0.71%     9.15%/(1)/
   LifePath 2040 Portfolio                      27.64%     (0.31)%    9.56%/(1)/
Class R Shares
   LifePath Retirement Portfolio                   --         --     15.60%/(2)/
   LifePath 2010 Portfolio                      14.28%        --      1.75%/(2)/
   LifePath 2020 Portfolio                      19.13%        --      1.31%/(2)/
   LifePath 2030 Portfolio                         --         --     22.67%/(2)/
   LifePath 2040 Portfolio                         --         --     26.36%/(2)/

--------------------------------------------------------------------------------

/(1)/ Total returns are calculated from an inception date of March 1, 1994. The Class I shares of the LifePath Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.

/(2)/ Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective Portfolios. To establish the new share class, the Portfolios' distributor privately seeded each Portfolio's Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 3.43%, 1.12%, (0.59)%, (1.72)% and (2.27)%, respectively.

                                    [CHART]

                                  [Line Chart]

                  LifePath(R) Retirement Portfolio (Class I)
                         Growth of $10,000 Investment
                          Since Inception (3/1/94)/(1)/

                                 Citigroup
                                   Salomon      Lehman
             LifePath(R)           3-Month    Brothers                  Russell               Wilshire
              Retirement          Treasury   Aggregate   MSCI EAFE         3000   S&P 500         5000
               Portfolio   Bill Index/(3)/       Index       Index   Index/(2)/     Index   Index/(2)/
             -----------   ---------------   ---------   ---------   ----------   -------   ----------
  3/1/1994     $10,000             $10,000     $10,000     $10,000      $10,000   $10,000      $10,000
12/31/1994     $ 9,825             $10,372     $ 9,748     $ 9,965      $ 9,962   $10,072      $ 9,910
12/31/1995     $11,533             $10,974     $11,548     $11,082      $13,629   $13,853      $13,524
12/31/1996     $12,263             $11,554     $11,968     $11,753      $16,602   $17,031      $16,391
12/31/1997     $13,576             $12,165     $13,123     $11,962      $21,879   $22,711      $21,519
12/31/1998     $15,000             $12,787     $14,263     $14,354      $27,161   $29,201      $26,565
12/31/1999     $15,728             $13,393     $14,146     $18,224      $32,838   $35,345      $32,823
12/31/2000     $16,471             $14,191     $15,791     $15,642      $30,388   $32,129      $29,245
12/31/2001     $17,064             $14,772     $17,124     $12,288      $26,906   $28,312      $26,037
12/31/2002     $16,604             $15,023     $18,881     $10,329      $21,110   $22,058      $20,606
12/31/2003     $18,588             $15,184     $19,655     $14,315      $27,667   $28,384      $27,128

                        Yearly periods ended December 31

LifePath(R) Portfolios
Managers' Discussion & Analysis (Contiuned)

                                    [CHART]

                                  [Line Chart]

                      LifePath(R) 2010 Portfolio (Class I)
                          Growth of $10,000 Investment
                          Since Inception (3/1/94)/(1)/

                                 Citigroup
                                   Salomon      Lehman
             LifePath(R)           3-Month    Brothers                  Russell               Wilshire
                    2010          Treasury   Aggregate   MSCI EAFE         3000   S&P 500         5000
               Portfolio   Bill Index/(3)/       Index       Index   Index/(2)/     Index   Index/(2)/
             -----------   ---------------   ---------   ---------   ----------   -------   ----------
  3/1/1994       $10,000           $10,000     $10,000     $10,000      $10,000   $10,000      $10,000
12/31/1994       $ 9,847           $10,372     $ 9,748     $ 9,965      $ 9,962   $10,072      $ 9,910
12/31/1995       $12,208           $10,974     $11,548     $11,082      $13,629   $13,853      $13,524
12/31/1996       $13,521           $11,554     $11,968     $11,753      $16,602   $17,031      $16,391
12/31/1997       $15,765           $12,165     $13,123     $11,962      $21,879   $22,711      $21,519
12/31/1998       $18,294           $12,787     $14,263     $14,354      $27,161   $29,201      $26,565
12/31/1999       $20,028           $13,393     $14,146     $18,224      $32,838   $35,345      $32,823
12/31/2000       $20,170           $14,191     $15,791     $15,642      $30,388   $32,129      $29,245
12/31/2001       $20,019           $14,772     $17,124     $12,288      $26,906   $28,312      $26,037
12/31/2002       $18,353           $15,023     $18,881     $10,329      $21,110   $22,058      $20,606
12/31/2003       $21,228           $15,184     $19,655     $14,315      $27,667   $28,384      $27,128

                        Yearly periods ended December 31

                                    [CHART]

                                  [Line Chart]

                     LifePath(R) 2020 Portfolio (Class I)
                         Growth of $10,000 Investment
                          Since Inception (3/1/94)/(1)/

                                 Citigroup
                                   Salomon      Lehman
             LifePath(R)           3-Month    Brothers                  Russell               Wilshire
                    2020          Treasury   Aggregate   MSCI EAFE         3000   S&P 500         5000
               Portfolio   Bill Index/(3)/       Index       Index   Index/(2)/     Index   Index/(2)/
             -----------   ---------------   ---------   ---------   ----------   -------   ----------
  3/1/1994       $10,000           $10,000     $10,000     $10,000      $10,000   $10,000      $10,000
12/31/1994       $ 9,874           $10,372     $ 9,748     $ 9,965      $ 9,962   $10,072      $ 9,910
12/31/1995       $12,590           $10,974     $11,548     $11,082      $13,629   $13,853      $13,524
12/31/1996       $14,299           $11,554     $11,968     $11,753      $16,602   $17,031      $16,391
12/31/1997       $17,330           $12,165     $13,123     $11,962      $21,879   $22,711      $21,519
12/31/1998       $20,791           $12,787     $14,263     $14,354      $27,161   $29,201      $26,565
12/31/1999       $23,727           $13,393     $14,146     $18,224      $32,838   $35,345      $32,823
12/31/2000       $22,839           $14,191     $15,791     $15,642      $30,388   $32,129      $29,245
12/31/2001       $21,373           $14,772     $17,124     $12,288      $26,906   $28,312      $26,037
12/31/2002       $18,682           $15,023     $18,881     $10,329      $21,110   $22,058      $20,606
12/31/2003       $22,533           $15,184     $19,655     $14,315      $27,667   $28,384      $27,128

                        Yearly periods ended December 31

LifePath(R) Portfolios
Managers' Discussion & Analysis (Contiuned)

                                    [CHART]

                                  [Line Chart]

                     LifePath(R) 2030 Portfolio (Class I)
                         Growth of $10,000 Investment
                          Since Inception (3/1/94)/(1)/

                                 Citigroup
                                   Salomon      Lehman
             LifePath(R)           3-Month    Brothers                  Russell               Wilshire
                    2030          Treasury   Aggregate   MSCI EAFE         3000   S&P 500         5000
               Portfolio   Bill Index/(3)/       Index       Index   Index/(2)/     Index   Index/(2)/
             -----------   ---------------   ---------   ---------   ----------   -------   ----------
  3/1/1994       $10,000           $10,000     $10,000     $10,000      $10,000   $10,000      $10,000
12/31/1994       $ 9,857           $10,372     $ 9,748     $ 9,965      $ 9,962   $10,072      $ 9,910
12/31/1995       $12,927           $10,974     $11,548     $11,082      $13,629   $13,853      $13,524
12/31/1996       $14,947           $11,554     $11,968     $11,753      $16,602   $17,031      $16,391
12/31/1997       $18,609           $12,165     $13,123     $11,962      $21,879   $22,711      $21,519
12/31/1998       $22,837           $12,787     $14,263     $14,354      $27,161   $29,201      $26,565
12/31/1999       $26,685           $13,393     $14,146     $18,224      $32,838   $35,345      $32,823
12/31/2000       $25,174           $14,191     $15,791     $15,642      $30,388   $32,129      $29,245
12/31/2001       $22,672           $14,772     $17,124     $12,288      $26,906   $28,312      $26,037
12/31/2002       $19,106           $15,023     $18,881     $10,329      $21,110   $22,058      $20,606
12/31/2003       $23,664           $15,184     $19,655     $14,315      $27,667   $28,384      $27,128

                        Yearly periods ended December 31

                                    [CHART]

                                  [Line Chart]

                     LifePath(R) 2040 Portfolio (Class I)
                         Growth of $10,000 Investment
                          Since Inception (3/1/94)/(1)/

                                 Citigroup
                                   Salomon      Lehman
             LifePath(R)           3-Month    Brothers                  Russell               Wilshire
                    2040          Treasury   Aggregate   MSCI EAFE         3000   S&P 500         5000
               Portfolio   Bill Index/(3)/       Index       Index   Index/(2)/     Index   Index/(2)/
             -----------   ---------------   ---------   ---------   ----------   -------   ----------
  3/1/1994       $10,000           $10,000     $10,000     $10,000      $10,000   $10,000      $10,000
12/31/1994       $ 9,955           $10,372     $ 9,748     $ 9,965      $ 9,962   $10,072      $ 9,910
12/31/1995       $13,194           $10,974     $11,548     $11,082      $13,629   $13,853      $13,524
12/31/1996       $15,655           $11,554     $11,968     $11,753      $16,602   $17,031      $16,391
12/31/1997       $19,860           $12,165     $13,123     $11,962      $21,879   $22,711      $21,519
12/31/1998       $24,940           $12,787     $14,263     $14,354      $27,161   $29,201      $26,565
12/31/1999       $30,273           $13,393     $14,146     $18,224      $32,838   $35,345      $32,823
12/31/2000       $27,333           $14,191     $15,791     $15,642      $30,388   $32,129      $29,245
12/31/2001       $23,668           $14,772     $17,124     $12,288      $26,906   $28,312      $26,037
12/31/2002       $19,235           $15,023     $18,881     $10,329      $21,110   $22,058      $20,606
12/31/2003       $24,551           $15,184     $19,655     $14,315      $27,667   $28,384      $27,128

                        Yearly periods ended December 31

/(1)/ The returns for the Citigroup Salomon 3-Month Treasury Bill Index, Lehman Brothers Aggregate Index, MSCI EAFE Index, Russell 3000 Index, S&P 500 Index and Wilshire 5000 Index are calculated from February 28, 1994.

/(2)/ The LifePath Portfolios are presenting the Russell 3000 Index as a comparison index to replace the Wilshire 5000 Index, as the Russell 3000 Index is more representative of the domestic equity securities held in the LifePath Portfolios' investment portfolios.

/(3)/ Formerly known as the Salomon Brothers 3-Month Treasury Bill Index.

LifePath(R) Portfolios
Manager's Discussion & Analysis(Continued)

Average annual total return represents each LifePath Portfolio's average annual increase or decrease in value during the time periods noted above. The total returns for the Class R shares reflect sales charges.

Performance figures assume that dividends and capital gain distributions have been reinvested in the LifePath Portfolio at net asset value. A portfolio's "net asset value" is the value of one share of a portfolio. The performance shown in the table and charts above do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the LifePath Portfolios, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Portfolios. These expenses negatively impact the performance of the LifePath Portfolios. Each LifePath Portfolio's past performance is no guarantee of future results.

     Equity markets, as represented by the Russell 3000 Index, delivered solid gains for the twelve months ended December 31, 2003, returning 31.06%. International equities, as represented by the MSCI EAFE Index, gained 38.59% for the year, and bond prices, as represented by the Lehman Brothers Aggregate Bond Index, rose 4.10% for the year. Cash, as represented by the Citigroup Salomon 3-Month Treasury Bill Index (formerly known as the Salomon Brothers 3-Month Treasury Bill Index), returned 1.07% for the year.

     The year ended December 31, 2003 got off to a slow start, marked by concern over the looming threat of war in Iraq and modest economic growth. By the second half of the year, however, the nature of our engagement in Iraq changed and economic activity had picked up. Third quarter GDP annual growth was reported at 8.2%, well ahead of analysts' expectations. Business confidence in the manufacturing sector climbed to its highest level in twenty years, retail sales levels climbed at their highest rate since the collapse of the internet bubble in 2000, and orders for information technology goods began rising at their fastest rate since 1997.

     The improving economy had strong effects on the capital markets, driving corporate profits and equity prices higher. Not surprisingly, equities significantly outperformed bonds for the year. A weakening U.S. dollar helped international equities generally outperform U.S. equities during the year.

     The LifePath Portfolios with a longer time horizon, such as the LifePath 2040 Portfolio, because they were positioned with a higher equity mix, had higher returns than LifePath Portfolios with a shorter time horizon, such as the LifePath Retirement Portfolio. The LifePath Portfolios are managed to seek the highest expected return in exchange for the various levels of risk most investors that share the Portfolios' time horizons are willing to take. The LifePath Portfolios' total returns during the year and since-inception are consistent with this investment discipline, with the LifePath 2040 Portfolio having the highest since-inception return.

     Investment allocations within the LifePath Portfolios were very stable during the year ended December 31, 2003. The allocation to international equities helped performance for each LifePath Portfolio during the year, as a result of the weakening U.S. dollar. The weakening U.S. dollar, all else being equal, causes the value of international investments to rise in value in U.S. dollar terms. In addition, while the LifePath Portfolios do not make sector or style bets, portfolio allocations in sectors that usually respond quickly to changes in the economic environments, such as technology sector securities, helped portfolio performance across the LifePath Portfolios, as the U.S. economy recovered during 2003.

The LifePath Portfolios are currently organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Effective the first quarter of 2004, the LifePath Master Portfolios are expected to convert to a fund-of-funds structure, whereby each Master Portfolio would invest in a combination of stock, bond and money market funds rather than directly in a portfolio of securities. References to a LifePath Portfolio also refer to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                        LifePath       LifePath       LifePath       LifePath       LifePath
                                                      Retirement           2010           2020           2030           2040
                                                       Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   In corresponding Master Portfolio, at value
      (Note 1)                                       $63,569,543   $182,263,486   $398,755,082   $183,366,960   $141,769,548
Receivables:
   Capital shares sold                                   407,992        318,138      5,306,014        386,937        569,245
                                                     -----------   ------------   ------------   ------------   ------------
Total Assets                                          63,977,535    182,581,624    404,061,096    183,753,897    142,338,793
                                                     -----------   ------------   ------------   ------------   ------------
LIABILITIES
Payables:
   Capital shares redeemed                               177,486         98,344         55,728        185,393          9,723
   Administration fees (Note 2)                           48,591        144,954        312,857        142,678        106,992
   Distribution fees (Note 2)                                167          4,736          6,514          2,678          5,071
                                                     -----------   ------------   ------------   ------------   ------------
Total Liabilities                                        226,244        248,034        375,099        330,749        121,786
                                                     -----------   ------------   ------------   ------------   ------------
NET ASSETS                                           $63,751,291   $182,333,590   $403,685,997   $183,423,148   $142,217,007
                                                     ===========   ============   ============   ============   ============
Net assets consist of:
   Paid-in capital                                   $61,112,533   $176,066,047   $418,836,783   $177,549,595   $146,799,927
   Undistributed net investment income                     4,794        329,826         72,718        597,478        393,200
   Accumulated net realized loss on investments         (561,990)    (5,957,465)   (41,271,810)    (8,963,734)   (23,400,657)
   Net unrealized appreciation of investments          3,195,954     11,895,182     26,048,306     14,239,809     18,424,537
                                                     -----------   ------------   ------------   ------------   ------------
NET ASSETS                                           $63,751,291   $182,333,590   $403,685,997   $183,423,148   $142,217,007
                                                     ===========   ============   ============   ============   ============
Class I shares
   Net Assets                                        $60,943,793   $172,075,128   $386,386,641   $176,646,742   $127,356,551
                                                     ===========   ============   ============   ============   ============
   Shares outstanding                                  5,526,097     13,992,331     27,340,346     12,501,679      8,231,637
                                                     ===========   ============   ============   ============   ============
   Net asset value and offering price per share      $     11.03   $      12.30   $      14.13   $      14.13   $      15.47
                                                     ===========   ============   ============   ============   ============
Class R Shares
   Net Assets                                        $ 2,807,498   $ 10,258,462   $ 17,299,356   $  6,776,406   $ 14,860,456
                                                     ===========   ============   ============   ============   ============
   Shares outstanding                                    268,922        845,510      1,272,709        486,015        998,154
                                                     ===========   ============   ============   ============   ============
   Net asset value per share                         $     10.44   $      12.13   $      13.59   $      13.94   $      14.89
                                                     ===========   ============   ============   ============   ============
   Maximum offering price per share
      (net asset value per share / 99.0%)            $     10.55   $      12.26   $      13.73   $      14.08   $      15.04
                                                     ===========   ============   ============   ============   ============
----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                         LifePath      LifePath       LifePath      LifePath       LifePath
                                                       Retirement          2010           2020          2030           2040
                                                        Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM
   CORRESPONDING MASTER PORTFOLIO
   Dividends                                           $  323,390   $ 1,357,628   $  3,951,344   $ 1,878,868   $  1,468,895
   Interest                                               960,834     2,212,360      3,536,523     1,193,674        581,711
   Expenses                                              (168,644)     (501,779)    (1,096,160)     (462,305)      (324,447)
                                                       ----------   -----------   ------------   -----------   ------------
Net investment income allocated from corresponding
   Master Portfolio                                     1,115,580     3,068,209      6,391,707     2,610,237      1,726,159
                                                       ----------   -----------   ------------   -----------   ------------
FUND EXPENSES (Note 2)
   Administration fees                                    241,216       717,135      1,565,996       660,573        463,514
   Distribution fees -- Class R                               225         7,993          9,829         3,447          5,577
                                                       ----------   -----------   ------------   -----------   ------------
Total fund expenses                                       241,441       725,128      1,575,825       664,020        469,091
                                                       ----------   -----------   ------------   -----------   ------------
Net investment income                                     874,139     2,343,081      4,815,882     1,946,217      1,257,068
                                                       ----------   -----------   ------------   -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ALLOCATED FROM CORRESPONDING
   MASTER PORTFOLIO
   Net realized loss                                     (219,708)   (2,107,691)   (10,514,416)   (3,576,246)   (10,407,197)
   Net change in unrealized appreciation
      (depreciation)                                    4,869,576    21,359,078     66,608,501    31,302,249     33,051,080
                                                       ----------   -----------   ------------   -----------   ------------
Net gain on investments                                 4,649,868    19,251,387     56,094,085    27,726,003     22,643,883
                                                       ----------   -----------   ------------   -----------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $5,524,007   $21,594,468   $ 60,909,967   $29,672,220   $ 23,900,951
                                                       ==========   ===========   ============   ===========   ============
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Lifepath Retirement Portfolio                              LifePath 2010 Portfolio
                                  -------------------------------------------------------------------------------------------------
                                       For the         For the         For the           For the           For the          For the
                                    Year Ended    Period Ended      Year Ended        Year Ended      Period Ended       Year Ended
                                  December 31,    December 31,    February 28,      December 31,      December 31,     February 28,
                                          2003      2002 /(1)/            2002              2003        2002 /(1)/             2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income          $   874,139     $   790,193     $ 1,112,388      $  2,343,081      $  1,846,946     $  2,747,148
   Net realized gain (loss)          (219,708)        (38,822)        879,800        (2,107,691)       (3,826,476)       7,333,013
   Net change in unrealized
      appreciation
      (depreciation)                4,869,576      (1,447,181)     (1,224,199)       21,359,078        (6,342,700)     (10,532,849)
                                  -----------     -----------     -----------      ------------      ------------     ------------
Net increase (decrease) in
   net assets resulting from
   operations                       5,524,007        (695,810)        767,989        21,594,468        (8,322,230)        (452,688)
                                  -----------     -----------     -----------      ------------      ------------     ------------
Distributions to shareholders:
   From net investment
      income:
      Class I Shares                 (873,184)     (1,024,395)     (1,122,275)       (2,326,841)       (1,915,771)      (2,788,806)
      Class R Shares                   (1,723)             --              --           (35,032)             (320)              --
                                  -----------     -----------     -----------      ------------      ------------     ------------
                                     (874,907)     (1,024,395)     (1,122,275)       (2,361,873)       (1,916,091)      (2,788,806)
                                  -----------     -----------     -----------      ------------      ------------     ------------
   From net realized gain:
      Class I Shares                   (7,740)       (363,173)       (231,518)               --          (284,734)      (1,181,330)
      Class R Shares                      (46)             --              --                --               (73)              --
                                  -----------     -----------     -----------      ------------      ------------     ------------
                                       (7,786)       (363,173)       (231,518)               --          (284,807)      (1,181,330)
                                  -----------     -----------     -----------      ------------      ------------     ------------
Total distributions to
   shareholders                      (882,693)     (1,387,568)     (1,353,793)       (2,361,873)       (2,200,898)      (3,970,136)
                                  -----------     -----------     -----------      ------------      -------------    -------------
Capital share transactions
   (Note 3):
   Class I Shares                  15,807,908       5,656,119       4,758,812        31,828,282        23,545,748       23,036,471
   Class R Shares                   2,792,922              --              --         9,617,609            31,085               --
                                  -----------     -----------     -----------      ------------      ------------     ------------
Net increase in net assets
   resulting from capital
   share transactions              18,600,830       5,656,119       4,758,812        41,445,891        23,576,833       23,036,471
                                  -----------     -----------     -----------      ------------      ------------     ------------
Increase in net assets             23,242,144       3,572,741       4,173,008        60,678,486        13,053,705       18,613,647

NET ASSETS:
Beginning of period                40,509,147      36,936,406      32,763,398        21,655,104       108,601,399       89,987,752
                                  -----------     -----------     -----------      ------------      ------------     ------------
End of period                     $63,751,291     $40,509,147     $36,936,406      $182,333,590      $121,655,104     $108,601,399
                                  ===========     ===========     ===========      ============      ============     ============
Undistributed net investment
   income included in net
   assets at end of period        $     4,794     $       810     $   188,349      $    329,826      $    329,156     $    398,627
                                  ===========     ===========     ===========      ============      ============     ============


/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                         LifePath 2020 Portfolio
                                 ---------------------------------------------------------------
                                           For the                 For the               For the
                                        Year Ended            Period Ended            Year Ended
                                 December 31, 2003   December 31, 2002 /(1)/   February 28, 2002
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income           $  4,815,882          $  3,861,830            $  5,698,013
   Net realized gain (loss)         (10,514,416)          (26,662,017)             21,881,975
   Net change in unrealized
     appreciation
     (depreciation)                  66,608,501            (9,492,393)            (42,810,225)
                                   ------------          ------------            ------------
Net increase (decrease) in
   net assets resulting from
   operations                        60,909,967           (32,292,580)            (15,230,237)
                                   ------------          ------------            ------------
Distributions to shareholders:
   From net investment
     income:
     Class I Shares                  (4,635,562)           (4,690,518)             (5,456,953)
     Class R Shares                     (62,744)               (2,001)                     --
                                   ------------          ------------            ------------
                                     (4,698,306)           (4,692,519)             (5,456,953)
                                   ------------          ------------            ------------
   From net realized gain:
     Class I Shares                          --                    --                 (59,612)
                                   ------------          ------------            ------------
Total distributions to
   shareholders                      (4,698,306)           (4,692,519)             (5,516,565)
                                   ------------          ------------            ------------
Capital share transactions
   (Note 3):
   Class I Shares                    60,520,269           (12,283,671)            157,875,252
   Class R Shares                    16,055,607               231,829                      --
                                   ------------          ------------            ------------
Net increase (decrease) in
   net assets resulting from
   capital share transactions        76,575,876           (12,051,842)            157,875,252
                                   ------------          ------------            ------------
Increase (decrease) in net
  assets                            132,787,537           (49,036,941)            137,128,450

NET ASSETS:
Beginning of period                 270,898,460           319,935,401             182,806,951
                                   ------------          ------------            ------------
End of period                      $403,685,997          $270,898,460            $319,935,401
                                   ============          ============            ============
Undistributed net investment
   income included in net
   assets at end of period         $     72,718          $      9,755            $    861,868
                                   ============          ============            ============

                                                                         LifePath 2030 Portfolio
                                 ---------------------------------------------------------------
                                           For the                 For the               For the
                                        Year Ended            Period Ended            Year Ended
                                 December 31, 2003   December 31, 2002 /(1)/   February 28, 2002
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income           $  1,946,217          $  1,113,127            $  1,335,234
   Net realized gain (loss)          (3,576,246)           (4,913,629)             11,130,277
   Net change in unrealized
     appreciation
     (depreciation)                  31,302,249           (10,986,188)            (20,961,737)
                                   ------------          ------------            ------------
Net increase (decrease) in
   net assets resulting from
   operations                        29,672,220           (14,786,690)             (8,496,226)
                                   ------------          ------------            ------------
Distributions to shareholders:
   From net investment
     income:
     Class I Shares                  (1,608,772)           (1,057,629)             (1,284,503)
     Class R Shares                      (7,426)                   --                      --
                                   ------------          ------------            ------------
                                     (1,616,198)           (1,057,629)             (1,284,503)
                                   ------------          ------------            ------------
   From net realized gain:
     Class I Shares                          --            (1,362,990)             (4,510,194)
                                   ------------          ------------            ------------
Total distributions to
   shareholders                      (1,616,198)           (2,420,619)             (5,794,697)
                                   ------------          ------------            ------------
Capital share transactions
   (Note 3):
   Class I Shares                    45,566,855            12,154,689              43,163,082
   Class R Shares                     6,315,368                    --                      --
                                   ------------          ------------            ------------
Net increase (decrease) in
   net assets resulting from
   capital share transactions        51,882,223            12,154,689              43,163,082
                                   ------------          ------------            ------------
Increase (decrease) in net
  assets                             79,938,245            (5,052,620)             28,872,159

NET ASSETS:
Beginning of period                 103,484,903           108,537,523              79,665,364
                                   ------------          ------------            ------------
End of period                      $183,423,148          $103,484,903            $108,537,523
                                   ============          ============            ============
Undistributed net investment
   income included in net
   assets at end of period         $    597,478          $    273,180            $    216,545
                                   ============          ============            ============
---------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                       LifePath 2040 Portfolio
                                               ---------------------------------------------------------------
                                                         For the                 For the               For the
                                                      Year Ended            Period Ended            Year Ended
                                               December 31, 2003   December 31, 2002 /(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                         $  1,257,068           $    688,311           $    575,896
   Net realized gain (loss)                       (10,407,197)            (9,919,179)            17,326,803
   Net change in unrealized appreciation
      (depreciation)                               33,051,080             (4,604,773)           (28,612,667)
                                                 ------------           ------------           ------------
Net increase (decrease) in net assets
   resulting from operations                       23,900,951            (13,835,641)           (10,709,968)
                                                 ------------           ------------           ------------
Distributions to Shareholders:
   From net investment income:
      Class I Shares                               (1,006,023)              (607,593)              (576,425)
      Class R Shares                                   (7,794)                    --                     --
                                                 ------------           ------------           ------------
                                                   (1,013,817)              (607,593)              (576,425)
                                                 ------------           ------------           ------------
   From net realized gain:
      Class I Shares                                       --                     --               (475,967)
                                                 ------------           ------------           ------------
Total distributions to shareholders                (1,013,817)              (607,593)            (1,052,392)
                                                 ------------           ------------           ------------
Capital share transactions (Note 3):
   Class I Shares                                  31,019,217              3,834,796             (1,139,477)
   Class R Shares                                  13,958,368                     --                     --
                                                 ------------           ------------           ------------
Net increase (decrease) in net assets
   resulting from capital share transactions       44,977,585              3,834,796             (1,139,477)
                                                 ------------           ------------           ------------
Increase (decrease) in net assets                  67,864,719            (10,608,438)           (12,901,837)

NET ASSETS:
Beginning of period                                74,352,288             84,960,726             97,862,563
                                                 ------------           ------------           ------------
End of period                                    $142,217,007           $ 74,352,288           $ 84,960,726
                                                 ============           ============           ============
Undistributed net investment income
   included in net assets at end of period       $    393,200           $    168,615           $     94,266
                                                 ============           ============           ============
-----------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                                   LifePath Retirement Portfolio Class I Shares
                                                  -------------------------------------------------------------
                                                     Year Ended              Period Ended            Year Ended
                                                  Dec. 31, 2003        Dec. 31, 2002/(1)/         Feb. 28, 2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.03                   $ 10.59               $ 10.77
                                                        -------                   -------               -------
Income from investment operations:
   Net investment income                                   0.19                      0.21                  0.34/(5)/
   Net realized and unrealized gain (loss)                 1.00                     (0.40)                (0.10)/(5)/
                                                        -------                   -------               -------
Total from investment operations                           1.19                     (0.19)                 0.24
                                                        -------                   -------               -------
Less distributions from:
   Net investment income                                  (0.19)                    (0.28)                (0.35)
   Net realized gain                                      (0.00)/(7)/               (0.09)                (0.07)
                                                        -------                   -------               -------
Total distributions                                       (0.19)                    (0.37)                (0.42)
                                                        -------                   -------               -------
Net asset value, end of period                          $ 11.03                   $ 10.03               $ 10.59
                                                        =======                   =======               =======
Total return                                              11.95%                    (1.78)%/(2)/           2.25%
                                                        =======                   =======               =======
Ratios/Supplemental data:
   Net assets, end of period (000s)                     $60,944                   $40,509               $36,936
   Ratio of expenses to average net assets/(3)/            0.85%                     0.85%                 0.89%
   Ratio of net investment income to average
      net assets/(3)/                                      1.81%                     2.47%                 3.19%/(5)/
   Portfolio turnover rate/(4)/                              29%                       56%                  116%/(6)/
---------------------------------------------------------------------------------------------------------------

                                                   LifePath Retirement Portfolio Class I Shares
                                                  ---------------------------------------------
                                                     Year Ended      Year Ended      Year Ended
                                                  Feb. 28, 2001   Feb. 29, 2000   Feb. 28, 1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 11.18         $ 11.53         $ 11.56
                                                        -------         -------         -------
Income from investment operations:
   Net investment income                                   0.44            0.43            0.42
   Net realized and unrealized gain (loss)                 0.23            0.12            0.34
                                                        -------         -------         -------
Total from Investment operations                           0.67            0.55            0.76
                                                        -------         -------         -------
Less distributions from:
   Net investment income                                  (0.44)          (0.43)          (0.42)
   Net realized gain                                      (0.64)          (0.47)          (0.37)
                                                        -------         -------         -------
Total distributions                                       (1.08)          (0.90)          (0.79)
                                                        -------         -------         -------
Net asset value, end of period                          $ 10.77         $ 11.18         $ 11.53
                                                        =======         =======         =======
Total return                                               6.16%           4.82%           6.70%
                                                        =======         =======         =======
Ratios/Supplemental data:
   Net assets, end of period (000s)                     $32,763         $28,772         $51,281
   Ratio of expenses to average net assets/(3)/            0.95%           0.95%           0.95%
   Ratio of net investment income to average
      net assets/(3)/                                      4.00%           3.63%           3.55%
   Portfolio turnover rate/(4)/                              58%             55%             66%
-----------------------------------------------------------------------------------------------

                                      LifePath Retirement Portfolio Class R Shares
                                      --------------------------------------------
                                                                       Period From
                                                                Apr. 11, 2003/(8)/
                                                                  to Dec. 31, 2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                                        $ 9.05
                                                                            ------
Income from investment operations:
   Net investment income                                                      0.17
   Net realized and unrealized gain (loss)                                    1.39
                                                                            ------
Total from investment operations                                              1.56
                                                                            ------
Less distributions from:
   Net investment income                                                     (0.17)
   Net realized gain                                                         (0.00)/(7)/
                                                                            ------
Total distributions                                                          (0.17)
                                                                            ------
Net asset value, end of period                                              $10.44
                                                                            ======
Total return/(10)/                                                           16.75%/(2)/
                                                                            ======
Ratios/Supplemental data:
   Net assets, end of period (000s)                                         $2,807
   Ratio of expenses to average net assets/(3)/                               1.10%
   Ratio of net investment income to average net assets/(3)/                  1.52%
   Portfolio turnover rate/(4)/                                                 29%/(9)/
----------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/ Portfolio turnover rate excluding in-kind transactions was 52%.
/(7)/ Rounds to less than $0.01.
/(8)/ Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.
/(9)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio for the year ended December 31, 2003.
/(10)/Total return does not reflect the effect of any sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

                                                                    LifePath 2010 Portfolio Class I Shares
                                                  --------------------------------------------------------
                                                     Year Ended         Period Ended            Year Ended
                                                  Dec. 31, 2003   Dec. 31, 2002/(1)/         Feb. 28, 2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.82             $  11.85              $  12.46
                                                       --------             --------              --------
Income From Investment Operations:
   Net investment income                                   0.18                 0.19                  0.31/(5)/
   Net realized and unrealized gain (loss)                 1.49                (1.00)                (0.46)/(5)/
                                                       --------             --------              --------
Total from investment operations                           1.67                (0.81)                (0.15)
                                                       --------             --------              --------
Less distributions from:
   Net investment income                                  (0.19)               (0.20)                (0.33)
   Net realized gain                                         --                (0.02)                (0.13)
                                                       --------             --------              --------
Total distributions                                       (0.19)               (0.22)                (0.46)
                                                       --------             --------              --------
Net asset value, end of period                         $  12.30             $  10.82              $  11.85
                                                       ========             ========              ========
Total return                                              15.66%               (6.85)%/(2)/          (1.13)%
                                                       ========             ========              ========
Ratios/Supplemental data:
   Net assets, end of period (000s)                    $172,075             $121,627              $108,601
   Ratio of expenses to average net assets/(3)/            0.85%                0.86%                 0.89%
   Ratio of net investment income to average
      net assets/(3)/                                      1.64%                1.98%                 2.59%/(5)/
   Portfolio turnover rate/(4)/                              23%                  72%                   86%/(6)/
----------------------------------------------------------------------------------------------------------

                                                         LifePath 2010 Portfolio Class I Shares
                                                  ---------------------------------------------
                                                     Year Ended      Year Ended      Year Ended
                                                  Feb. 28, 2001   Feb. 29, 2000   Feb. 28, 1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $ 13.49         $ 14.29        $  13.90
                                                        -------         -------        --------
Income From Investment Operations:
   Net investment income                                   0.41            0.42            0.38
   Net realized and unrealized gain (loss)                (0.16)           0.71            1.01
                                                        -------         -------        --------
Total from investment operations                           0.25            1.13            1.39
                                                        -------         -------        --------
Less distributions from:
   Net investment income                                  (0.41)          (0.42)          (0.38)
   Net realized gain                                      (0.87)          (1.51)          (0.62)
                                                        -------         -------        --------
Total distributions                                       (1.28)          (1.93)          (1.00)
                                                        -------         -------        --------
Net asset value, end of period                          $ 12.46         $ 13.49        $  14.29
                                                        =======         =======        ========
Total return                                               1.73%           7.92%          10.19%
                                                        =======         =======        ========
Ratios/Supplemental data:
   Net assets, end of period (000s)                     $89,988         $88,715        $132,798
   Ratio of expenses to average net assets/(3)/            0.95%           0.95%           0.95%
   Ratio of net investment income to average
      net assets/(3)/                                      3.09%           2.80%           2.73%
   Portfolio turnover rate/(4)/                              54%             49%             38%
-----------------------------------------------------------------------------------------------

                                                           LifePath 2010 Portfolio Class R Shares
                                                           --------------------------------------
                                                                                      Period From
                                                                   Year Ended   Mar. 7, 2002/(7)/
                                                               Dec. 31, 2003     to Dec. 31, 2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 10.67               $11.98
                                                                     -------               ------
Income from investment operations:
   Net investment income                                                0.16                 0.13
   Net realized and unrealized gain (loss)                              1.47                (1.30)
                                                                     -------               ------
Total from investment operations                                        1.63                (1.17)
                                                                     -------               ------
Less distributions from:
   Net investment income                                               (0.17)               (0.12)
   Net realized gain                                                      --                (0.02)
                                                                     -------               ------
Total distributions                                                    (0.17)               (0.14)
                                                                     -------               ------
Net asset value, end of period                                       $ 12.13               $10.67
                                                                     =======               ======
Total return/(9)/                                                      15.45%               (9.72)%/(2)/
                                                                     =======               ======
Ratios/Supplemental data:
   Net assets, end of period (000s)                                  $10,258               $   28
   Ratio of expenses to average net assets/(3)/                         1.10%                1.58%
   Ratio of net investment income to average net assets/(3)/            1.21%                1.84%
   Portfolio turnover rate/(4)/                                           23%                  72%/(8)/
-------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio.
/(5)/ Effective March 1, 2001 the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/ Portfolio turnover rate excluding in-kind transactions was 48%.
/(7)/ Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
/(8)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio for the ten months ended December 31, 2002.
/(9)/ Total return does not reflect the effect of any sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

                                                                    LifePath 2020 Portfolio Class I Shares
                                                  --------------------------------------------------------
                                                     Year Ended         Period Ended            Year Ended
                                                  Dec. 31, 2003   Dec. 31, 2002/(1)/         Feb. 28, 2002
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  11.89             $  13.52              $  14.55
                                                       --------             --------              --------

Income from investment operations:
   Net investment income                                   0.19                 0.17                  0.23/(5)/
   Net realized and unrealized gain (loss)                 2.24                (1.59)                (1.02)/(5)/
                                                       --------             --------              --------
Total from investment operations                           2.43                (1.42)                (0.79)
                                                       --------             --------              --------
Less distributions from:
   Net investment income                                  (0.19)               (0.21)                (0.24)
   Net realized gain                                         --                   --                 (0.00)/(6)/
                                                       --------             --------              --------
Total distributions                                       (0.19)               (0.21)                (0.24)
                                                       --------             --------              --------
Net asset value, end of period                         $  14.13             $  11.89              $  13.52
                                                       ========             ========              ========
Total return                                              20.61%              (10.58)%/(2)/          (5.44)%
                                                       ========             ========              ========
Ratios/Supplemental data:
   Net assets, end of period (000s)                    $386,387             $270,696              $319,935
   Ratio of expenses to average net assets/(3)/            0.85%                0.83%                 0.89%
   Ratio of net investment income to average
      net assets/(3)/                                      1.54%                1.59%                 1.74%/(5)/
   Portfolio turnover rate/(4)/                              23%                  67%                   86%/(7)/
----------------------------------------------------------------------------------------------------------

                                                         LifePath 2020 Portfolio Class I Shares
                                                  ---------------------------------------------
                                                     Year Ended      Year Ended      Year Ended
                                                  Feb. 28, 2001   Feb. 29, 2000   Feb. 28, 1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  16.18        $  16.38        $  15.73
                                                       --------        --------        --------

Income from investment operations:
   Net investment income                                   0.31            0.32            0.31
   Net realized and unrealized gain (loss)                (0.83)           1.47            1.58
                                                       --------        --------        --------
Total from investment operations                          (0.52)           1.79            1.89
                                                       --------        --------        --------
Less distributions from:
   Net investment income                                  (0.31)          (0.32)          (0.31)
   Net realized gain                                      (0.80)          (1.67)          (0.93)
                                                       --------        --------        --------
Total distributions                                       (1.11)          (1.99)          (1.24)
                                                       --------        --------        --------
Net asset value, end of period                         $  14.55        $  16.18        $  16.38
                                                       ========        ========        ========
Total return                                              (3.54)%         10.84%          12.42%
                                                       ========        ========        ========
Ratios/Supplemental data:
   Net assets, end of period (000s)                    $182,807        $143,052        $166,130
   Ratio of expenses to average net assets/(3)/            0.95%           0.95%           0.95%
   Ratio of net investment income to average
      net assets/(3)/                                      1.99%           1.87%           1.91%
   Portfolio turnover rate/(4)/                              39%             43%             36%
-----------------------------------------------------------------------------------------------

                                                           LifePath 2020 Portfolio Class R Shares
                                                           --------------------------------------
                                                                                      Period From
                                                                  Year Ended   March 7, 2002/(8)/
                                                               Dec. 31, 2003     to Dec. 31, 2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 11.44              $ 13.45
                                                                     -------              -------
Income from investment operations:
   Net investment income                                                0.17                 0.11
   Net realized and unrealized gain (loss)                              2.14                (1.99)
                                                                     -------              -------
Total from investment operations                                        2.31                (1.88)
                                                                     -------              -------
Less distributions from:
   Net investment income                                               (0.16)               (0.13)
                                                                     -------              -------
Total distributions                                                    (0.16)               (0.13)
                                                                     -------              -------
Net asset value, end of period                                       $ 13.59              $ 11.44
                                                                     =======              =======
Total return/(10)/                                                     20.37%              (14.05)%/(2)/
                                                                     =======              =======
Ratios/supplemental data:
   Net assets, end of period (000s)                                  $17,299              $   202
   Ratio of expenses to average net assets/(3)/                         1.10%                1.59%
   Ratio of net investment income to average net assets/(3)/            1.26%                1.42%
   Portfolio turnover rate/(4)/                                           23%                  67%/(9)/
-------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio.
/(5)/ Effective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/ Rounds to less than $0.01.
/(7)/ Portfolio turnover rate excluding in-kind transactions was 35%.
/(8)/ Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the Portfolio. To establish the new share class, the Portfolio's distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
/(9)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio for the ten months ended December 31, 2002.
/(10)/Total return does not reflect the effect of any sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

                                                         LifePath 2030 Portfolio Class I Shares
                                       --------------------------------------------------------
                                          Year Ended         Period Ended            Year Ended
                                       Dec. 31, 2003   Dec. 31, 2002/(1)/         Feb. 28, 2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  11.56             $  13.69              $  15.77
Income from investment operations:
   Net investment income                        0.18                 0.13                  0.18/(5)/
   Net realized and unrealized gain
      (loss)                                    2.55                (1.97)                (1.48)/(5)/
                                            --------             --------              --------
Total from investment operations                2.73                (1.84)                (1.30)
                                            --------             --------              --------
Less distributions from:
   Net investment income                       (0.16)               (0.13)                (0.19)
   Net realized gain                              --                (0.16)                (0.59)
                                            --------             --------              --------
Total distributions                            (0.16)               (0.29)                (0.78)
                                            --------             --------              --------
Net asset value, end of period              $  14.13             $  11.56              $  13.69
                                            ========             ========              ========
Total return                                   23.86%              (13.46)%/(2)/          (8.25)%
                                            ========             ========              ========
Ratios/supplemental data:
   Net assets, end of period (000s)         $176,647             $103,485              $108,538
   Ratio of expenses to average net
      assets/(3)/                               0.85%                0.84%                 0.89%
   Ratio of net investment income to
      average net assets/(3)/                   1.48%                1.28%                 1.25%/(5)/
   Portfolio turnover rate/(4)/                   32%                  68%                   53%/(6)/
-----------------------------------------------------------------------------------------------

                                              LifePath 2030 Portfolio Class I Shares
                                       ---------------------------------------------
                                          Year Ended      Year Ended      Year Ended
                                       Feb. 28, 2001   Feb. 29, 2000   Feb. 28, 1999
------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 17.84         $ 18.57        $  17.39
Income from investment operations:
   Net investment income                        0.23            0.26            0.24
   Net realized and unrealized gain
      (loss)                                   (1.22)           2.22            2.06
                                             -------         -------        --------
Total from investment operations               (0.99)           2.48            2.30
                                             -------         -------        --------
Less distributions from:
   Net investment income                       (0.23)          (0.26)          (0.24)
   Net realized gain                           (0.85)          (2.95)          (0.88)
                                             -------         -------        --------
Total distributions                            (1.08)          (3.21)          (1.12)
                                             -------         -------        --------
Net asset value, end of period               $ 15.77         $ 17.84        $  18.57
                                             =======         =======        ========
Total return                                   (5.99)%         13.04%          13.55%
                                             =======         =======        ========
Ratios/supplemental data:
   Net assets, end of period (000s)          $79,665         $84,016        $116,729
   Ratio of expenses to average net
      assets/(3)/                               0.95%           0.95%           0.95%
   Ratio of net investment income to
      average net assets/(3)/                   1.32%           1.32%           1.35%
   Portfolio turnover rate/(4)/                   27%             26%             19%
------------------------------------------------------------------------------------

                                    LifePath 2030 Portfolio Class R Shares
                                    --------------------------------------
                                                               Period From
                                                        Apr. 8, 2003 /(7)/
                                                          to Dec. 31, 2003
--------------------------------------------------------------------------
Net asset value, beginning of period                                $11.33
                                                                    ------
Income from investment operations:
   Net investment income                                              0.17
   Net realized and unrealized gain                                   2.59
                                                                    ------
Total from investment operations                                      2.76
                                                                    ------
Less distributions from:
   Net investment income                                             (0.15)
                                                                    ------
Total distributions                                                  (0.15)
                                                                    ------
Net asset value, end of period                                      $13.94
                                                                    ======
Total return/(9)/                                                    23.85%/(2)/
                                                                    ======
Ratios/Supplemental data:
   Net assets, end of period (000s)                                 $6,776
   Ratio of expenses to average net assets/(3)/                       1.10%
   Ratio of net investment income to average net assets/(3)/          1.27%
   Portfolio turnover rate/(4)/                                         32%/(8)/
--------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio.
/(5)/ EFfective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended Feburary 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/ Portfolio turnover rate excluding in-kind transactions was 25%.
/(7)/ Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the Portfolio. To establish the new share class, the portfolio's distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
/(8)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio for the year ended December 31, 2003.
/(9)/ Total return does not reflect the effect of any sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout each period

                                                         LifePath 2040 Portfolio Class I Shares
                                       --------------------------------------------------------
                                          Year Ended         Period Ended            Year Ended
                                       Dec. 31, 2003   Dec. 31, 2002/(1)/         Feb. 28, 2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  12.27              $ 14.73               $ 16.74
                                            --------              -------               -------
Income from investment operations:
   Net investment income                        0.18                 0.12                  0.10/(5)/
   Net realized and unrealized gain
      (loss)                                    3.18                (2.48)                (1.93)/(5)/
                                            --------              -------               -------
Total from investment operations                3.36                (2.36)                (1.83)
                                            --------              -------               -------
Less distributions from:
   Net investment income                       (0.16)               (0.10)                (0.10)
   Net realized gain                              --                   --                 (0.08)
                                            --------              -------               -------
Total distributions                            (0.16)               (0.10)                (0.18)
                                            --------              -------               -------
Net asset value, end of period              $  15.47              $ 12.27               $ 14.73
                                            ========              =======               =======
Total return                                   27.64%              (16.03)%/(2)/         (10.89)%
                                            ========              =======               =======
Ratios/supplemental data:
   Net assets, end of period (000s)         $127,357              $74,352               $84,961
   Ratio of expenses to average net
      assets/(3)/                               0.85%                0.83%                 0.90%
   Ratio of net investment income to
      average net assets/(3)/                   1.36%                1.05%                 0.64%/(5)/
   Portfolio turnover rate/(4)/                   29%                  62%                   15%/(6)/
-----------------------------------------------------------------------------------------------

                                              LifePath 2040 Portfolio Class I Shares
                                       ---------------------------------------------
                                          Year Ended      Year Ended      Year Ended
                                       Feb. 28, 2001   Feb. 29, 2000   Feb. 28, 1999
------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 20.64        $  20.25        $  18.77
                                             -------        --------        --------
Income from investment operations:
   Net investment income                        0.11            0.13            0.14
   Net realized and unrealized gain
      (loss)                                   (2.20)           3.18            2.67
                                             -------        --------        --------
Total from investment operations               (2.09)           3.31            2.81
                                             -------        --------        --------
Less distributions from:
   Net investment income                       (0.10)          (0.13)          (0.14)
   Net realized gain                           (1.71)          (2.79)          (1.19)
                                             -------        --------        --------
Total distributions                            (1.81)          (2.92)          (1.33)
                                             -------        --------        --------
Net asset value, end of period               $ 16.74        $  20.64        $  20.25
                                             =======        ========        ========
Total return                                  (10.81)%         16.01%          15.35%
                                             =======        ========        ========
Ratios/supplemental data:
   Net assets, end of period (000s)          $97,863        $122,683        $163,883
   Ratio of expenses to average net
      assets/(3)/                               0.95%           0.95%           0.95%
   Ratio of net investment income to
      average net assets/(3)/                   0.50%           0.59%           0.72%
   Portfolio turnover rate/(4)/                   20%             29%             19%
------------------------------------------------------------------------------------

                                    LifePath 2040 Portfolio Class R Shares
                                    --------------------------------------
                                                               Period From
                                                        Apr. 8, 2003 /(7)/
                                                          to Dec. 31, 2003
--------------------------------------------------------------------------
Net asset value, beginning of period                               $ 11.74
                                                                   -------
Income from investment operations:
   Net investment income                                              0.17
   Net realized and unrealized gain                                   3.13
                                                                   -------
Total from investment operations                                      3.30
                                                                   -------
Less distributions from:
   Net investment income                                             (0.15)
                                                                   -------
Total distributions                                                  (0.15)
                                                                   -------
Net asset value, end of period                                     $ 14.89
                                                                   =======
Total return/(9)/                                                    27.65%/(2)/
                                                                   =======
Ratios/Supplemental data:
   Net assets, end of period (000s)                                $14,860
   Ratio of expenses to average net assets/(3)/                       1.10%
   Ratio of net investment income to average net assets/(3)/          1.07%
   Portfolio turnover rate/(4)/                                         29%/(8)/
--------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
/(4)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio.
/(5)/ EFfective March 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended Feburary 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(6)/ Portfolio turnover rate excluding in-kind transactions was 15%.
/(7)/ Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the Portfolio. To establish the new share class, the portfolio's distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
/(8)/ Represents the portfolio turnover rate of the Portfolio's corresponding
     Master Portfolio for the year ended December 31, 2003.
/(9)/ Total return does not reflect the effect of any sales charges.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     Barclays Global Investors Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2003, the Trust offered the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market and S&P 500 Stock Funds, and the LifePath Retirement (formerly the LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

     These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a "Portfolio", collectively, the "Portfolios").

     The Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees.

     Under the Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     Each Portfolio invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Portfolio bearing the corresponding name. The value of each Portfolio's investment in its corresponding Master Portfolio reflects that Portfolio's interest in the net assets of that Master Portfolio (62.71%, 76.44%, 84.58%, 81.70% and 87.58% for
the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of December 31, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of each Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

     Security Transactions and Income Recognition

     Each Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Portfolio based on the relative net assets of each class.

     Distributions to Shareholders

     Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Dividends are determined separately for each class based on income and expenses allocable to each class.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Portfolios.

     As of December 31, 2003, the components of distributable earnings or (accumulated losses) on a tax basis were as follows:

-----------------------------------------------------------------------------------------------------
                                                                                  Total Distributable
                                                                 Capital Gains/              Earnings
                                  Undistributed     Unrealized    (Losses) and           (Accumulated
Portfolio                       Ordinary Income   Appreciation    Other Losses                Losses)
-----------------------------------------------------------------------------------------------------
Lifepath Retirement Portfolio         $   4,337    $ 2,575,570    $     58,851           $ 2,638,758
LifePath 2010 Portfolio                 313,528      9,655,946      (3,701,931)            6,267,543
LifePath 2020 Portfolio                  51,934     14,583,948     (29,786,668)          (15,150,786)
LifePath 2030 Portfolio                 584,458     11,781,406      (6,492,311)            5,873,553
LifePath 2040 Portfolio                 380,013     15,014,964     (19,977,897)           (4,582,920)
-----------------------------------------------------------------------------------------------------

     The tax character of distributions paid for the year ended December 31, 2003 and the ten months ended December 31, 2002, were as follows:

--------------------------------------------------------------------------------
                                                  Year Ended        Period Ended
Portfolio                                  December 31, 2003   December 31, 2002
--------------------------------------------------------------------------------
Lifepath Retirement Portfolio
Distributions paid from:
  Ordinary income                                 $  882,693          $1,058,772
  Long-term capital gain                                  --             328,796
                                                  ----------          ----------
Total Distributions                               $  882,693          $1,387,568
                                                  ==========          ==========

Lifepath 2010 Portfolio
Distributions paid from:
  Ordinary income                                 $2,361,873          $1,993,674
  Long-term capital gain                                  --             207,224
                                                  ----------          ----------
Total Distributions                               $2,361,873          $2,200,898
                                                  ==========          ==========

Lifepath 2020 Portfolio
Distributions paid from:
  Ordinary income                                 $4,698,306          $4,692,519
  Long-term capital gain                                  --                  --
                                                  ----------          ----------
Total Distributions                               $4,698,306          $4,692,519
                                                  ==========          ==========

Lifepath 2030 Portfolio
Distributions paid from:
  Ordinary income                                 $1,616,198          $1,181,166
  Long-term capital gain                                  --           1,239,453
                                                  ----------          ----------
Total Distributions                               $1,616,198          $2,420,619
                                                  ==========          ==========

Lifepath 2040 Portfolio
Distributions paid from:
  Ordinary income                                 $1,013,817          $  607,593
  Long-term capital gain                                  --                  --
                                                  ----------          ----------
Total Distributions                               $1,013,817          $  607,593
                                                  ==========          ==========
--------------------------------------------------------------------------------

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Federal Income Taxes

     Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

     The Portfolios had tax basis net capital loss carryforwards at December 31, 2003, the tax year-end of the Portfolios as follows:

--------------------------------------------------------------------------------
                              Expiring      Expiring      Expiring
Portfolio                         2009          2010          2011         Total
--------------------------------------------------------------------------------
LifePath 2010 Portfolio     $       --   $ 1,034,757   $ 2,667,174   $ 3,701,931
LifePath 2020 Portfolio      1,928,602    14,611,471    13,246,595    29,786,668
LifePath 2030 Portfolio             --     3,605,709     2,767,071     6,372,780
LifePath 2040 Portfolio      1,504,393     9,610,384     8,863,120    19,977,897
--------------------------------------------------------------------------------

     Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

     From November 1, 2003 to December 31, 2003, the LifePath 2030 Portfolio incurred net realized capital losses. As permitted by tax regulations, this Portfolio has elected to defer a loss of $119,531 and treat it as arising in the year ending December 31, 2004.

2.   Agreements and other Transactions with Affiliates

     Investors Bank & Trust Company ("IBT") serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Portfolios. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Portfolios.

     SEI Investments Distribution Company ("SEI") is the Portfolios' distributor. The Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes the Portfolios to pay expenses relating to the distribution of its Class R shares. Under the plan, SEI is entitled to receive a fee for these services of 0.25% of the average daily net assets of each Portfolio's Class R shares. Prior to April 1, 2003, Stephens Inc. ("Stephens") served as the Portfolios' distributor and was entitled to receive a fee of 0.25% of the average daily net assets of each Portfolio's Class R shares. Class I shareholders do not pay any fees for distribution services. The Portfolios paid distribution fees for the year ended December 31, 2003 as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
Portfolio                                                                   Fees
--------------------------------------------------------------------------------
LifePath Retirement Portfolio                                             $  225
LifePath 2010 Portfolio                                                    7,993
LifePath 2020 Portfolio                                                    9,829
LifePath 2030 Portfolio                                                    3,447
LifePath 2040 Portfolio                                                    5,577

     The Trust has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Portfolios for which BGI receives a fee paid by each Portfolio. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Portfolios' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services a fee of 0.50% from each Portfolio. Prior to April 1, 2003, BGI and Stephens jointly served as co-administrators for the Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Certain officers and trustees of the Trust are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3.   Capital Share Transactions

     As of December 31, 2003, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Portfolios were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                        For the                     For the                     For the
                                                     Year Ended                Period Ended                  Year Ended
                                              December 31, 2003      December 31, 2002/(1)/           February 28, 2002
                                      -------------------------   -------------------------   -------------------------
Portfolio                                 Shares         Amount       Shares         Amount       Shares         Amount
-------------------------------------------------------------------------------------------   -------------------------
Lifepath Retirement Portfolio
Class I Shares:
   Shares sold                         3,427,752   $ 35,933,684    1,994,747   $ 20,476,529    1,847,700   $ 19,731,124
   Shares issued in reinvestment
     of dividends and distributions       82,730        865,422      136,572      1,386,799      127,274      1,350,246
   Shares redeemed                    (2,022,072)   (20,991,198)  (1,581,067)   (16,207,209)  (1,530,208)   (16,322,558)
                                      ----------   ------------   ----------   ------------   ----------   ------------
Net increase                           1,488,410   $ 15,807,908      550,252   $  5,656,119      444,766   $  4,758,812
                                      ==========   ============   ==========   ============   ==========   ============
Class R Shares:
   Shares sold                           288,036   $  2,991,563           --   $         --           --   $         --
   Shares issued in reinvestment
     of dividends and distributions          173          1,769           --             --           --             --
   Shares redeemed                       (19,287)      (200,410)          --             --           --             --
                                      ----------   ------------   ----------   ------------   ----------   ------------
Net increase                             268,922   $  2,792,922           --   $         --           --   $         --
                                      ==========   ============   ==========   ============   ==========   ============
Lifepath 2010 Portfolio
Class I Shares:
   Shares sold                         5,768,098   $ 65,740,495    4,699,916   $ 52,770,878    4,921,447   $ 59,184,328
   Shares issued in reinvestment
     of dividends and distributions      205,444      2,297,962      196,688      2,192,420      329,114      3,943,544
   Shares redeemed                    (3,227,171)   (36,210,175)  (2,814,927)   (31,417,550)  (3,307,156)   (40,091,401)
                                      ----------   ------------   ----------   ------------   ----------   ------------
Net increase                           2,746,371   $ 31,828,282    2,081,677   $ 23,545,748    1,943,405   $ 23,036,471
                                      ==========   ============   ==========   ============   ==========   ============
Class R Shares:
   Shares sold                           897,399   $ 10,255,964        2,569   $     30,692           --   $         --
   Shares issued in reinvestment
     of dividends and distributions        3,029         35,022           35            393           --             --
   Shares redeemed                       (57,524)      (673,377)          --             --           --             --
                                      ----------   ------------   ----------   ------------   ----------   ------------
Net increase                             842,904   $  9,617,609        2,604   $     31,085           --   $         --
                                      ==========   ============   ==========   ============   ==========   ============
Lifepath 2020 Portfolio
Class I Shares:
   Shares sold                         8,753,756   $112,719,270    5,619,219   $ 72,216,055   16,503,097   $232,961,306
   Shares issued in reinvestment
     of dividends and distributions      359,274      4,595,497      376,644      4,681,452      401,414      5,503,683
   Shares redeemed                    (4,543,429)   (56,794,498)  (6,890,127)   (89,181,178)  (5,800,325)   (80,589,737)
                                      ----------   ------------   ----------   ------------   ----------   ------------
Net increase (decrease)                4,569,601   $ 60,520,269     (894,264)  $(12,283,671)  11,104,186   $157,875,252
                                      ==========   ============   ==========   ============   ==========   ============
Class R Shares:
   Shares sold                         1,318,173   $ 16,876,422       17,525   $    229,828           --   $         --
   Shares issued in reinvestment
     of dividends and distributions        4,836         62,743          164          2,001           --             --
   Shares redeemed                       (67,991)      (883,558)          --             --           --             --
                                      ----------   ------------   ----------   ------------   ----------   ------------
Net increase                           1,255,018   $ 16,055,607       17,689   $    231,829           --   $         --
                                      ==========   ============   ==========   ============   ==========   ============
-----------------------------------------------------------------------------------------------------------------------

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

------------------------------------------------------------------------------------------------------------------------
                                                         For the                     For the                     For the
                                                      Year Ended                Period Ended                  Year Ended
                                               December 31, 2003      December 31, 2002/(1)/           February 28, 2002
                                       -------------------------   -------------------------   -------------------------
Portfolio                                  Shares         Amount       Shares         Amount       Shares         Amount
------------------------------------------------------------------------------------------------------------------------
LifePath 2030 Portfolio
Class I Shares:
   Shares sold                          5,834,479   $ 73,276,756    2,810,244   $ 34,441,727    4,714,637   $ 70,559,568
   Shares issued in reinvestment
      of dividends and distributions      131,393      1,590,692      202,338      2,407,488      412,574      5,760,350
   Shares redeemed                     (2,414,007)   (29,300,593)  (1,992,628)   (24,694,526)  (2,249,154)   (33,156,836)
                                       ----------   ------------   ----------   ------------   ----------   ------------
Net increase                            3,551,865   $ 45,566,855    1,019,954   $ 12,154,689    2,878,057   $ 43,163,082
                                       ==========   ============   ==========   ============   ==========   ============
Class R Shares:
   Shares sold                            503,094   $  6,543,212           --   $         --           --   $         --
   Shares issued in reinvestment
      of dividends and distributions          584          7,424           --             --           --             --
   Shares redeemed                        (17,663)      (235,268)          --             --           --             --
                                       ----------   ------------   ----------   ------------   ----------   ------------
Net increase                              486,015   $  6,315,368           --   $         --           --   $         --
                                       ==========   ============   ==========   ============   ==========   ============
LifePath 2040 Portfolio
Class I Shares:
   Shares sold                          4,353,309   $ 59,136,352    2,157,732   $ 28,089,623    2,047,219   $ 31,978,773
   Shares issued in reinvestment
      of dividends and distributions       76,801        990,734       46,306        603,931       71,926      1,045,497
   Shares redeemed                     (2,258,532)   (29,107,869)  (1,913,257)   (24,858,758)  (2,195,606)   (34,163,747)
                                       ----------   ------------   ----------   ------------   ----------   ------------
Net increase (decrease)                 2,171,578   $ 31,019,217      290,781   $  3,834,796      (76,461)  $ (1,139,477)
                                       ==========   ============   ==========   ============   ==========   ============
Class R Shares:
   Shares sold                          1,057,657   $ 14,805,507           --   $         --           --   $         --
   Shares issued in reinvestment
      of dividends and distributions          582          7,793           --             --           --             --
   Shares redeemed                        (60,085)      (854,932)          --             --           --             --
                                       ----------   ------------   ----------   ------------   ----------   ------------
Net increase                              998,154   $ 13,958,368           --   $         --           --   $         --
                                       ==========   ============   ==========   ============   ==========   ============
------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Portfolios changed their fiscal year-end from February 28 to December 31.

Report of Independent Auditors

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Retirement (formerly LifePath Income) Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio, each a series of Barclays Global Investors Funds (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods ended from February 28, 2002 through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through February 28, 2001 were audited by other auditors, whose report dated April 13, 2001 expressed an unqualified opinion on those highlights.


PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

Barclays Global Investors Funds
Tax Information -- Unaudited

     For corporate shareholders, the following percentages of the income dividends paid by the Portfolios during the tax year ended December 31, 2003 qualified for the dividends received deduction:

--------------------------------------------------------------------------------
                                                                       Dividends
                                                                        Received
Portfolio                                                              Deduction
--------------------------------------------------------------------------------
LifePath Retirement Portfolio                                             22.37%
LifePath 2010 Portfolio                                                   39.21%
LifePath 2020 Portfolio                                                   53.38%
LifePath 2030 Portfolio                                                   64.79%
LifePath 2040 Portfolio                                                   82.57%
--------------------------------------------------------------------------------

     The following are estimates of qualified dividend income received by the Portfolios through December 31, 2003 that qualified for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003:

--------------------------------------------------------------------------------
                                                                       Estimated
                                                                       Qualified
                                                                        Dividend
Portfolio                                                                 Income
--------------------------------------------------------------------------------
LifePath Retirement Portfolio                                             30.34%
LifePath 2010 Portfolio                                                   48.88%
LifePath 2020 Portfolio                                                   66.87%
LifePath 2030 Portfolio                                                   95.25%
LifePath 2040 Portfolio                                                  100.00%
--------------------------------------------------------------------------------

Barclays Global Investors Funds
Trustees Information -- Unaudited

     The Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

     Barclays Global Investors Funds ("BGIF"), Master Investment Portfolio ("MIP"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

     Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Portfolios' Trustees may be found in the Portfolios' Statements of Additional Information, which are available without charge upon request by calling toll-free 1-877-244-1544.

                                                 Interested trustees and officers
----------------------------------------------------------------------------------------------------------------------------
                                                                                                    Other Public Company and
                               Position(s),                                                            Investment Company
Name, Address and Age        Length of Service       Principal Occupation During Past Five Years          Directorships
----------------------------------------------------------------------------------------------------------------------------
*Lee T. Kranefuss, 42     Trustee since            Chief Executive Officer of the Intermediary      Director, iShares Inc.
                          November 16, 2001,       Investor and Exchange Traded Products Business   (since June 18, 2003);
                          President and Chief      of Barclays Global Investors, N.A. ("BGI")       Trustee, iShares Trust
                          Executive Officer                                                         (since June 18, 2003).

Michael A. Latham, 38     Secretary, Treasurer     Chief Operating Officer of the Intermediary      None
                          and Chief Financial      Investor and Exchange Traded Products Business
                          Officer                  of BGI (since 2003); Director of Mutual Fund
                                                   Delivery in the U.S. Individual Investor
                                                   Business of BGI (2000-2003); Head of
                                                   Operations, BGI Europe (1997-2000)
----------------------------------------------------------------------------------------------------------------------------

* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Portfolios and the parent company of BGFA, the investment advisor of the Master Portfolios.

                                                 Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     Other Public Company and
                                 Position(s),                                                            Investment Company
Name, Address and Age         Length of Service       Principal Occupation During Past Five Years          Directorships
-----------------------------------------------------------------------------------------------------------------------------
Mary G. F. Bitterman, 59   Trustee since            Director, Osher Lifelong Learning Institutes,    Director, Pacific
                           November 16, 2001        the Bernard Osher Foundation; President and      Century Financial
                                                    Chief Executive Officer of The James Irvine      Corporation/Bank of
                                                    Foundation (non-profit foundation); President    Hawaii.
                                                    and Chief Executive Officer of KQED, Inc.
                                                    (public television and radio) from 1993-2002.

Jack S. Euphrat, 81        Trustee since            Private Investor                                 None
                           October 20, 1993

W. Rodney Hughes, 77       Trustee since            Private Investor                                 None
                           October 20, 1993

Richard K. Lyons, 42       Trustee since            Professor, University of California, Berkeley:   Director, Matthews Asian
                           November 16, 2001        Haas School of Business; Member, Council of      Funds (oversees 6
                                                    Foreign Relations                                portfolios); Director,
                                                                                                     iShares Inc. (since
                                                                                                     2001); Trustee, iShares
                                                                                                     Trust (since 2001).

Leo Soong, 57              Trustee since            President of Trinity Products LLC (beverages);   Chairman of the
                           February 9, 2000         Managing Director of CG Roxane LLC (water        California Automobile
                                                    company); Co-Founder of Crystal Geyser Water     Association
                                                    Co. (President through 1999).
-----------------------------------------------------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS--34.77%

U.S. COMMON STOCKS--25.91%

ADVERTISING - 0.07%
--------------------------------------------------------------------------------
Getty Images Inc./(1)/                                          252   $   12,633
Interpublic Group of Companies Inc./(1)/                      1,469       22,916
Omnicom Group Inc.                                              393       34,321
--------------------------------------------------------------------------------
                                                                          69,870
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.38%
--------------------------------------------------------------------------------
Boeing Co. (The)                                              1,889       79,602
General Dynamics Corp.                                          460       41,579
Goodrich (B.F.) Co.                                             643       19,091
Lockheed Martin Corp.                                         1,173       60,292
Northrop Grumman Corp.                                          444       42,446
Raytheon Co.                                                  1,104       33,164
Sequa Corp. Class A/(1)/                                        329       16,121
Titan Corp. (The)/(1)/                                          774       16,881
United Technologies Corp.                                       794       75,247
--------------------------------------------------------------------------------
                                                                         384,423
--------------------------------------------------------------------------------

AIRLINES - 0.05%
--------------------------------------------------------------------------------
Delta Air Lines Inc.                                            844        9,968
Southwest Airlines Co.                                        2,629       42,432
--------------------------------------------------------------------------------
                                                                          52,400
--------------------------------------------------------------------------------

APPAREL - 0.10%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                        565       19,905
Liz Claiborne Inc.                                              417       14,787
Nike Inc. Class B                                               570       39,022
Oxford Industries Inc.                                          634       21,480
Unifi Inc./(1)/                                               1,276        8,230
--------------------------------------------------------------------------------
                                                                         103,424
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.18%
--------------------------------------------------------------------------------
Ford Motor Company                                            4,179       66,864
General Motors Corp.                                          1,207       64,454
Navistar International Corp./(1)/                               344       16,474
PACCAR Inc.                                                     456       38,815
--------------------------------------------------------------------------------
                                                                         186,607
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT -- 0.02%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                      1,052       22,492
--------------------------------------------------------------------------------
                                                                          22,492
--------------------------------------------------------------------------------

BANKS - 2.27%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               1,438       35,231
Bank of America Corp.                                         3,851      309,736
Bank of New York Co. Inc. (The)                               2,116       70,082
Bank One Corp.                                                2,847      129,795
BankUnited Financial Corp. Class A/(1)/                         831       21,431
BB&T Corp.                                                    1,602       61,901
Central Coast Bancorp/(1)/                                      953       17,287
Comerica Inc.                                                   616   $   34,533
Fifth Third Bancorp                                           1,013       59,868
FIRSTFED AMERICA BANCORP INC.                                 1,574       40,971
Flagstar Bancorp Inc.                                           532       11,395
FleetBoston Financial Corp.                                   2,548      111,220
Golden West Financial Corp.                                     402       41,482
Huntington Bancshares Inc.                                    1,417       31,882
ITLA Capital Corp./(1)/                                         347       17,385
Marshall & Ilsley Corp.                                       1,113       42,572
Mellon Financial Corp.                                        1,142       36,670
National City Corp.                                           1,628       55,254
Northern Trust Corp.                                            804       37,322
Old Point Financial Corp.                                     1,400       44,450
PNC Financial Services Group                                    760       41,595
Regions Financial Corp.                                         707       26,300
SoundView Technology Group Inc./(1)/                          1,322       20,478
SouthTrust Corp.                                              1,289       42,189
State Street Corp.                                              875       45,570
Sun Bancorp Inc. (New Jersey)/(1)/                            1,100       29,040
SunTrust Banks Inc.                                             676       48,334
Synovus Financial Corp.                                       1,530       44,248
Troy Financial Corp.                                            899       31,465
U.S. Bancorp                                                  4,564      135,916
Union Planters Corp.                                            946       29,790
USB Holding Co. Inc.                                          1,549       30,035
Wachovia Corp.                                                3,041      141,680
Washington Mutual Inc.                                        1,805       72,417
Wells Fargo & Company                                         4,115      242,332
Wintrust Financial Corp.                                      1,005       45,325
WSFS Financial Corp.                                            728       32,651
Yardville National Bancorp                                    1,102       28,365
--------------------------------------------------------------------------------
                                                                       2,298,197
--------------------------------------------------------------------------------

BEVERAGES - 0.52%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                 1,509       79,494
Brown-Forman Corp. Class B                                      146       13,644
Coca-Cola Co. (The)                                           4,698      238,424
Coca-Cola Enterprises Inc.                                    1,206       26,375
Coors (Adolf) Company Class B                                   190       10,659
Pepsi Bottling Group Inc.                                       844       20,408
PepsiCo Inc.                                                  2,971      138,508
--------------------------------------------------------------------------------
                                                                         527,512
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.28%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                               2,265      139,977
Biogen Idec Inc./(1)/                                           693       25,489
Chiron Corp./(1)/                                               465       26,500
Genentech Inc./(1)/                                             283       26,480
Genzyme Corp. - General Division/(1)/                           523       25,805
Integra LifeSciences Holdings Corp./(1)/                        452       12,941
Regeneron Pharmaceuticals Inc./(1)/                             291        4,281
TECHNE Corp./(1)/                                               592       22,366
--------------------------------------------------------------------------------
                                                                         283,839
--------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.05%
--------------------------------------------------------------------------------
Masco Corp.                                                   1,166   $   31,960
Vulcan Materials Co.                                            444       21,121
--------------------------------------------------------------------------------
                                                                          53,081
--------------------------------------------------------------------------------

CHEMICALS - 0.35%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                   459       24,249
Dow Chemical Co. (The)                                        1,572       65,348
Du Pont (E.I.) de Nemours and Co.                             1,727       79,252
Engelhard Corp.                                                 721       21,594
Georgia Gulf Corp.                                              496       14,324
Grace (W.R.) & Co./(1)/                                       1,337        3,436
Great Lakes Chemical Corp.                                      817       22,214
Hercules Inc./(1)/                                            1,537       18,751
Monsanto Co.                                                    750       21,585
PPG Industries Inc.                                             402       25,736
Schulman (A.) Inc.                                              975       20,787
Sherwin-Williams Co. (The)                                      501       17,405
Sigma-Aldrich Corp.                                             271       15,496
--------------------------------------------------------------------------------
                                                                         350,177
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.46%
--------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                                  495       33,660
Atrix Laboratories Inc./(1)/                                    407        9,784
Block (H & R) Inc.                                              371       20,542
Bowne & Co. Inc.                                              1,324       17,953
Cendant Corp./(1)/                                            2,726       60,708
Charles River Associates Inc./(1)/                              361       11,548
Concord EFS Inc./(1)/                                         1,279       18,980
Consolidated Graphics Inc./(1)/                                 529       16,706
Deluxe Corp.                                                    317       13,102
DeVry Inc./(1)/                                                 702       17,641
Donnelley (R.R.) & Sons Co.                                     618       18,633
Ecolab Inc.                                                     687       18,803
Electro Rent Corp./(1)/                                         744        9,925
Equifax Inc.                                                    581       14,235
First Consulting Group Inc./(1)/                                993        5,591
FTI Consulting Inc./(1)/                                        684       15,985
GSI Commerce Inc./(1)/                                          924        9,019
InterActiveCorp/(1)/                                             58        1,968
Kroll Inc./(1)/                                                 664       17,264
McKesson Corp.                                                  770       24,763
Moody's Corp.                                                   465       28,156
Paychex Inc.                                                    815       30,318
Stewart Enterprises Inc. Class A/(1)/                         2,536       14,404
Strayer Education Inc.                                          188       20,460
United Rentals Inc./(1)/                                        854       16,448
--------------------------------------------------------------------------------
                                                                         466,596
--------------------------------------------------------------------------------

COMPUTERS - 1.38%
--------------------------------------------------------------------------------
Apple Computer Inc./(1)/                                      1,023       21,862
Brocade Communications Systems Inc./(1)/                      1,000        5,780
CACI International Inc. Class A/(1)/                            422       20,518
Cisco Systems Inc./(1)/                                      12,028      292,160
Cognizant Technology Solutions Corp./(1)/                       269   $   12,277
Computer Network Technology Corp./(1)/                          942        8,987
Computer Sciences Corp./(1)/                                    604       26,715
Datastream Systems Inc./(1)/                                  1,037        8,140
Dell Inc./(1)/                                                4,323      146,809
Digimarc Corp./(1)/                                             507        6,743
Electronic Data Systems Corp.                                 1,438       35,289
EMC Corp./(1)/                                                6,215       80,291
Enterasys Networks Inc./(1)/                                  2,246        8,423
FalconStor Software Inc./(1)/                                 1,081        9,448
Gateway Inc./(1)/                                             2,604       11,978
Hewlett-Packard Co.                                           6,902      158,539
Hyperion Solutions Corp./(1)/                                   302        9,102
International Business Machines Corp.                         3,111      288,327
Juniper Networks Inc./(1)/                                      583       10,890
Lexmark International Inc./(1)/                                 215       16,908
Mentor Graphics Corp./(1)/                                      618        8,986
NCR Corp./(1)/                                                  453       17,576
Network Appliance Inc./(1)/                                     932       19,134
PalmOne Inc./(1)/                                             1,390       16,333
RadiSys Corp./(1)/                                              543        9,155
Seagate Technology Inc./(2)/                                    317           --
Secure Computing Corp./(1)/                                     842       15,080
Silicon Graphics Inc./(1)/                                    6,006        8,228
Sun Microsystems Inc./(1)/                                    6,462       29,014
SunGard Data Systems Inc./(1)/                                  941       26,075
Synopsys Inc./(1)/                                              272        9,183
Unisys Corp./(1)/                                             1,129       16,766
Veritas Software Corp./(1)/                                     910       33,816
Verso Technologies Inc./(1)/                                  2,169        7,006
--------------------------------------------------------------------------------
                                                                       1,395,538
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.44%
--------------------------------------------------------------------------------
Avon Products Inc.                                              551       37,187
Colgate-Palmolive Co.                                           850       42,543
Gillette Co. (The)                                            1,748       64,204
International Flavors & Fragrances Inc.                         411       14,352
Kimberly-Clark Corp.                                            762       45,027
Procter & Gamble Co.                                          2,414      241,110
--------------------------------------------------------------------------------
                                                                         444,423
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.11%
--------------------------------------------------------------------------------
Advanced Marketing Services Inc.                                961       10,955
Costco Wholesale Corp./(1)/                                   1,183       43,984
Grainger (W.W.) Inc.                                            269       12,748
Hughes Supply Inc.                                              507       25,157
Watsco Inc.                                                   1,057       24,026
--------------------------------------------------------------------------------
                                                                         116,870
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.35%
--------------------------------------------------------------------------------
American Express Co.                                          2,345      113,099
American International Group Inc.                             6,682      442,883
Capital One Financial Corp.                                     635       38,919

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
--------------------------------------------------------------------------------
Citigroup Inc.                                               12,832   $  622,865
Citigroup Inc. Warrants
   (Expires 12/31/50)/(1)/                                      200          212
Countrywide Financial Corp.                                     472       35,801
Fannie Mae                                                    1,864      139,912
Financial Federal Corp./(1)/                                    518       15,825
Franklin Resources Inc.                                         710       36,963
Freddie Mac                                                   1,760      102,643
Goldman Sachs Group Inc. (The)                                1,058      104,456
Investment Technology Group Inc./(1)/                           647       10,449
Janus Capital Group Inc.                                        802       13,161
JP Morgan Chase & Co.                                         4,701      172,668
Lehman Brothers Holdings Inc.                                   606       46,795
MBNA Corp.                                                    3,083       76,613
Merrill Lynch & Co. Inc.                                      2,209      129,558
Morgan Stanley                                                2,537      146,816
Providian Financial Corp./(1)/                                1,368       15,924
Schwab (Charles) Corp. (The)                                  3,449       40,836
SLM Corp.                                                       756       28,486
T. Rowe Price Group Inc.                                        495       23,468
WFS Financial Inc./(1)/                                         307       13,035
World Acceptance Corp./(1)/                                     501        9,975
--------------------------------------------------------------------------------
                                                                       2,381,362
--------------------------------------------------------------------------------

ELECTRIC - 0.63%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                          1,735       16,378
Ameren Corp.                                                    463       21,298
American Electric Power Co. Inc.                              1,089       33,225
CenterPoint Energy Inc.                                       1,330       12,888
Cinergy Corp.                                                   567       22,005
CMS Energy Corp./(1)/                                         1,183       10,079
Consolidated Edison Inc.                                        312       13,419
Constellation Energy Group Inc.                                 724       28,352
Dominion Resources Inc.                                         628       40,085
DTE Energy Co.                                                  365       14,381
Duke Energy Corp.                                             2,034       41,595
Edison International/(1)/                                     1,135       24,891
Entergy Corp.                                                   564       32,221
Exelon Corp.                                                    760       50,434
FirstEnergy Corp.                                               773       27,210
FPL Group Inc.                                                  350       22,897
NiSource Inc.                                                   959       21,040
PG&E Corp./(1)/                                               1,244       34,546
Pinnacle West Capital Corp.                                     533       21,331
PPL Corp.                                                       612       26,775
Progress Energy Inc.                                            659       29,826
Public Service Enterprise Group Inc.                            568       24,878
Southern Company                                              1,398       42,290
Texas Genco Holdings Inc.                                        40        1,300
Xcel Energy Inc.                                              1,743       29,596
--------------------------------------------------------------------------------
                                                                         642,940
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.03%
--------------------------------------------------------------------------------
Medis Technologies Ltd./(1)/                                    330   $    3,531
Molex Inc.                                                      802       27,982
--------------------------------------------------------------------------------
                                                                          31,513
--------------------------------------------------------------------------------

ELECTRONICS - 0.31%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                                1,335       39,035
Analogic Corp.                                                  368       15,088
Applera Corp. - Applied Biosystems Group                        919       19,032
Benchmark Electronics Inc./(1)/                                 492       17,127
Cabot Microelectronics Corp./(1)/                               257       12,593
Cubic Corp.                                                     706       16,238
Johnson Controls Inc.                                           310       35,997
Millipore Corp./(1)/                                            383       16,488
Photon Dynamics Inc./(1)/                                       372       14,969
REMEC Inc./(1)/                                               1,340       11,269
Solectron Corp./(1)/                                          2,123       12,547
Symbol Technologies Inc.                                      1,037       17,515
Thermo Electron Corp./(1)/                                      850       21,420
Thomas & Betts Corp.                                            909       20,807
Trimble Navigation Ltd./(1)/                                    404       15,045
Watts Industries Inc. Class A                                   818       18,160
X-Rite Inc.                                                     999       11,309
--------------------------------------------------------------------------------
                                                                         314,639
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                     464       18,393
--------------------------------------------------------------------------------
                                                                          18,393
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.06%
--------------------------------------------------------------------------------
International Game Technology Inc.                              871       31,095
Macrovision Corp./(1)/                                          611       13,802
Penn National Gaming Inc./(1)/                                  652       15,048
--------------------------------------------------------------------------------
                                                                          59,945
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.05%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                               644        8,939
Waste Management Inc.                                         1,535       45,436
--------------------------------------------------------------------------------
                                                                          54,375
--------------------------------------------------------------------------------

FOOD - 0.38%
--------------------------------------------------------------------------------
Albertson's Inc.                                                933       21,132
Archer-Daniels-Midland Co.                                    1,823       27,746
Campbell Soup Co.                                               955       25,594
ConAgra Foods Inc.                                            1,129       29,794
Del Monte Foods Co./(1)/                                        106        1,102
General Mills Inc.                                              607       27,497
Great Atlantic & Pacific Tea Co./(1)/                           673        5,653
Heinz (H.J.) Co.                                                770       28,051
Kellogg Co.                                                     770       29,322
Kroger Co./(1)/                                               1,755       32,485
Safeway Inc./(1)/                                             1,347       29,513

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
FOOD (Continued)
--------------------------------------------------------------------------------
Sara Lee Corp.                                                1,327   $   28,809
SUPERVALU Inc.                                                  733       20,956
Sysco Corp.                                                   1,321       49,181
Winn-Dixie Stores Inc.                                          603        6,000
Wrigley (William Jr.) Co.                                       423       23,777
--------------------------------------------------------------------------------
                                                                         386,612
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.18%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                             610       20,045
Chesapeake Corp.                                              1,040       27,539
Glatfelter Co.                                                1,304       16,235
International Paper Co.                                         940       40,523
MeadWestvaco Corp.                                              848       25,228
Temple-Inland Inc.                                              286       17,924
Weyerhaeuser Co.                                                599       38,336
--------------------------------------------------------------------------------
                                                                         185,830
--------------------------------------------------------------------------------

GAS--0.08%
--------------------------------------------------------------------------------
Nicor Inc.                                                      511       17,394
Peoples Energy Corp.                                            612       25,728
Sempra Energy                                                   575       17,285
Southwestern Energy Co./(1)/                                  1,049       25,071
--------------------------------------------------------------------------------
                                                                          85,478
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.10%
--------------------------------------------------------------------------------
Black & Decker Corp.                                            233       11,492
Emerson Electric Co.                                            742       48,045
Snap-On Inc.                                                    625       20,150
Stanley Works (The)                                             455       17,231
--------------------------------------------------------------------------------
                                                                          96,918
--------------------------------------------------------------------------------

HEALTH CARE - 1.25%
--------------------------------------------------------------------------------
Advanced Neuromodulation Systems Inc./(1)/                      375       17,243
Aetna Inc.                                                      419       28,316
Aksys Ltd./(1)/                                                 856        7,558
Anthem Inc./(1)/                                                397       29,775
Apria Healthcare Group Inc./(1)/                                511       14,548
Bard (C.R.) Inc.                                                200       16,250
Bausch & Lomb Inc.                                              353       18,321
Baxter International Inc.                                     1,138       34,732
Becton, Dickinson & Co.                                         509       20,940
Biomet Inc.                                                     661       24,067
Boston Scientific Corp./(1)/                                  1,522       55,949
CONMED Corp./(1)/                                               669       15,922
Cyberonics Inc./(1)/                                            329       10,531
Flir Systems Inc./(1)/                                          480       17,520
Gen-Probe Inc./(1)/                                             536       19,548
Guidant Corp.                                                   614       36,963
HCA Inc.                                                      1,252       53,786
Health Management Associates Inc.
   Class A                                                    1,020       24,480
Humana Inc./(1)/                                              1,037       23,695
Johnson & Johnson                                             5,681      293,480
Manor Care Inc.                                                 668   $   23,093
Matria Healthcare Inc./(1)/                                     597       12,615
Medco Health Solutions Inc./(1)/                                330       11,217
Medtronic Inc.                                                2,195      106,699
Ocular Sciences Inc./(1)/                                       640       18,374
OraSure Technologies Inc./(1)/                                1,193        9,496
PolyMedica Corp.                                                414       10,892
Quest Diagnostics Inc./(1)/                                     389       28,440
Select Medical Corp.                                          1,018       16,573
Sierra Health Services Inc./(1)/                                409       11,227
St. Jude Medical Inc./(1)/                                      385       23,620
Stryker Corp.                                                   437       37,149
Tenet Healthcare Corp./(1)/                                   1,175       18,859
UnitedHealth Group Inc.                                       1,197       69,641
Viasys Healthcare Inc./(1)/                                     478        9,847
WellPoint Health Networks Inc./(1)/                             412       39,960
West Pharmaceutical Services Inc.                               559       18,950
Zimmer Holdings Inc./(1)/                                       499       35,130
--------------------------------------------------------------------------------
                                                                       1,265,406
--------------------------------------------------------------------------------

HOME BUILDERS - 0.11%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       10          240
Centex Corp.                                                    217       23,360
Champion Enterprises Inc./(1)/                                1,347        9,429
KB Home                                                         171       12,401
Pulte Homes Inc.                                                226       21,158
Thor Industries Inc.                                            327       18,384
Winnebago Industries Inc.                                       342       23,513
--------------------------------------------------------------------------------
                                                                         108,485
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.06%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                            975       21,089
Maytag Corp.                                                    648       18,047
Whirlpool Corp.                                                 288       20,923
--------------------------------------------------------------------------------
                                                                          60,059
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.13%
--------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                           676       14,784
Avery Dennison Corp.                                            204       11,428
Central Garden & Pet Co./(1)/                                   596       16,706
Clorox Co.                                                      461       22,386
Fortune Brands Inc.                                             506       36,174
Newell Rubbermaid Inc.                                          802       18,262
Tupperware Corp.                                                998       17,305
--------------------------------------------------------------------------------
                                                                         137,045
--------------------------------------------------------------------------------

INSURANCE - 0.82%
--------------------------------------------------------------------------------
ACE Ltd.                                                        812       33,633
AFLAC Inc.                                                    1,343       48,590
Allstate Corp. (The)                                          1,851       79,630
AON Corp.                                                       904       21,642
Chubb Corp.                                                     451       30,713
CIGNA Corp.                                                     384       22,080

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
INSURANCE (Continued)
--------------------------------------------------------------------------------
Cincinnati Financial Corp.                                      490   $   20,521
Hancock (John) Financial Services Inc.                          711       26,663
Hartford Financial Services Group Inc.                          625       36,894
LandAmerica Financial Group Inc.                                434       22,681
Lincoln National Corp.                                          666       26,886
Loews Corp.                                                     507       25,071
Marsh & McLennan Companies Inc.                                 991       47,459
MBIA Inc.                                                       368       21,797
MetLife Inc.                                                  1,836       61,818
MGIC Investment Corp.                                           305       17,367
Principal Financial Group Inc.                                  875       28,936
ProAssurance Corp./(1)/                                         780       25,077
Progressive Corp. (The)                                         445       37,198
Prudential Financial Inc.                                     1,306       54,552
SAFECO Corp.                                                    538       20,944
St. Paul Companies Inc.                                         609       24,147
Torchmark Corp.                                                 471       21,449
Travelers Property Casualty Corp.
   Class B                                                    2,640       44,801
XL Capital Ltd. Class A                                         342       26,522
--------------------------------------------------------------------------------
                                                                         827,071
--------------------------------------------------------------------------------

IRON / STEEL - 0.03%
--------------------------------------------------------------------------------
United States Steel Corp.                                       752       26,335
--------------------------------------------------------------------------------
                                                                          26,335
--------------------------------------------------------------------------------

LEISURE TIME - 0.08%
--------------------------------------------------------------------------------
Brunswick Corp.                                                 748       23,809
Harley-Davidson Inc.                                            621       29,516
K2 Inc./(1)/                                                    782       11,894
Sabre Holdings Corp.                                            716       15,458
--------------------------------------------------------------------------------
                                                                          80,677
--------------------------------------------------------------------------------

LODGING - 0.08%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                     442       21,998
Hilton Hotels Corp.                                           1,286       22,029
Marriott International Inc. Class A                             801       37,006
--------------------------------------------------------------------------------
                                                                          81,033
--------------------------------------------------------------------------------

MACHINERY - 0.22%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                         343       23,118
Caterpillar Inc.                                                788       65,420
Deere & Co.                                                     600       39,030
Dover Corp.                                                     669       26,593
Gardner Denver Inc./(1)/                                        734       17,521
Ingersoll-Rand Co. Class A                                      483       32,786
Kadant Inc./(1)/                                                796       17,233
--------------------------------------------------------------------------------
                                                                         221,701
--------------------------------------------------------------------------------

MANUFACTURERS - 1.12%
--------------------------------------------------------------------------------
Crane Co.                                                       754   $   23,178
Danaher Corp.                                                   437       40,095
Eastman Kodak Co.                                               777       19,946
Eaton Corp.                                                     240       25,915
General Electric Co.                                         19,444      602,375
Honeywell International Inc.                                  2,081       69,568
Illinois Tool Works Inc.                                        670       56,220
ITT Industries Inc.                                             251       18,627
Pall Corp.                                                      764       20,498
Textron Inc.                                                    451       25,734
3M Co.                                                        1,258      106,968
Tyco International Ltd.                                       4,799      127,174
--------------------------------------------------------------------------------
                                                                       1,136,298
--------------------------------------------------------------------------------

MANUFACTURING - 0.05%
--------------------------------------------------------------------------------
Acuity Brands Inc.                                            1,216       31,373
ESCO Technologies Inc./(1)/                                     375       16,369
--------------------------------------------------------------------------------
                                                                          47,742
--------------------------------------------------------------------------------

MEDIA - 1.02%
--------------------------------------------------------------------------------
Beasley Broadcast Group Inc.
   Class A/(1)/                                                 791       12,996
Clear Channel Communications Inc.                             1,591       74,507
Comcast Corp. Class A/(1)/                                    7,067      232,292
Dow Jones & Co. Inc.                                            360       17,946
Gannett Co. Inc.                                                428       38,160
Knight Ridder Inc.                                              105        8,124
McGraw-Hill Companies Inc. (The)                                318       22,235
Meredith Corp.                                                  384       18,743
New York Times Co. Class A                                      208        9,940
Pulitzer Inc.                                                   473       25,542
Time Warner Inc./(1)/                                        10,686      192,241
TiVo Inc./(1)/                                                  778        5,757
Tribune Co.                                                     728       37,565
Univision Communications Inc.
   Class A/(1)/                                                 842       33,419
Viacom Inc. Class B                                           4,280      189,946
Walt Disney Co. (The)                                         4,729      110,328
--------------------------------------------------------------------------------
                                                                       1,029,741
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
--------------------------------------------------------------------------------
Worthington Industries Inc.                                   1,081       19,490
--------------------------------------------------------------------------------
                                                                          19,490
--------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.06%
--------------------------------------------------------------------------------
Griffon Corp./(1)/                                              729       14,770
Gulf Island Fabrication Inc./(1)/                             1,533       26,107
Maverick Tube Corp./(1)/                                        973       18,730
--------------------------------------------------------------------------------
                                                                          59,607
--------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

MINING - 0.18%
--------------------------------------------------------------------------------
Alcoa Inc.                                                    2,264   $   86,032
Newmont Mining Corp.                                          1,440       69,998
Phelps Dodge Corp./(1)/                                         368       28,001
--------------------------------------------------------------------------------
                                                                         184,031
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.08%
--------------------------------------------------------------------------------
General Binding Corp./(1)/                                      393        7,074
Global Imaging Systems Inc./(1)/                                391       12,414
Imagistics International Inc./(1)/                              552       20,700
Pitney Bowes Inc.                                               567       23,032
Xerox Corp./(1)/                                              1,618       22,328
--------------------------------------------------------------------------------
                                                                          85,548
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.45%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              346       18,397
Anadarko Petroleum Corp.                                        600       30,606
Apache Corp.                                                    499       40,469
Burlington Resources Inc.                                       550       30,459
ChevronTexaco Corp.                                           2,283      197,228
ConocoPhillips                                                1,541      101,043
Devon Energy Corp.                                              634       36,303
Exxon Mobil Corp.                                            16,573      679,493
Kerr-McGee Corp.                                                471       21,897
Kinder Morgan Inc.                                              392       23,167
Magnum Hunter Resources Inc./(1)/                             1,930       18,354
Marathon Oil Corp.                                            1,195       39,543
Occidental Petroleum Corp.                                    1,029       43,465
Plains Exploration & Production Co./(1)/                        615        9,465
Plains Resource Inc./(1)/                                     1,353       21,716
Rowan Companies Inc./(1)/                                       744       17,238
South Jersey Industries Inc.                                    998       40,419
Sunoco Inc.                                                     501       25,626
Transocean Inc./(1)/                                          1,697       40,745
Unocal Corp.                                                    936       34,473
--------------------------------------------------------------------------------
                                                                       1,470,106
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.16%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             1,136       36,534
Halliburton Co.                                               1,441       37,466
Lufkin Industries Inc.                                          742       21,362
Schlumberger Ltd.                                             1,171       64,077
--------------------------------------------------------------------------------
                                                                         159,439
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.06%
--------------------------------------------------------------------------------
Ball Corp.                                                      278       16,560
Bemis Co.                                                       370       18,500
Pactiv Corp./(1)/                                               645       15,416
Sealed Air Corp./(1)/                                           268       14,510
--------------------------------------------------------------------------------
                                                                          64,986
--------------------------------------------------------------------------------

PHARMACEUTICALS - 1.58%
--------------------------------------------------------------------------------
Abbott Laboratories                                           2,740      127,684
Abgenix Inc./(1)/                                             1,030       12,834
Allergan Inc.                                                   294   $   22,582
AmerisourceBergen Corp.                                         362       20,326
Antigenics Inc./(1)/                                            818        9,260
Barr Laboratories Inc./(1)/                                     177       13,620
Bristol-Myers Squibb Co.                                      3,470       99,242
Cardinal Health Inc.                                          1,055       64,524
Corixa Corp./(1)/                                             1,457        8,800
CV Therapeutics Inc./(1)/                                       584        8,561
Discovery Laboratories Inc./(1)/                              1,661       17,424
Forest Laboratories Inc./(1)/                                   696       43,013
Genta Inc./(1)/                                                 606        6,308
Gilead Sciences Inc./(1)/                                       315       18,314
King Pharmaceuticals Inc./(1)/                                  925       14,116
La Jolla Pharmaceutical Co./(1)/                              1,365        5,856
Lilly (Eli) & Co.                                             1,989      139,886
MedImmune Inc./(1)/                                             643       16,332
Merck & Co. Inc.                                              4,328      199,954
MGI Pharma Inc./(1)/                                            338       13,909
NBTY Inc./(1)/                                                  573       15,391
NPS Pharmaceuticals Inc./(1)/                                   446       13,710
Penwest Pharmaceuticals Co./(1)/                                684       11,820
Peregrine Pharmaceuticals Inc./(1)/                           3,783        8,360
Pfizer Inc.                                                  14,159      500,237
Schering-Plough Corp.                                         3,529       61,369
Vertex Pharmaceuticals Inc./(1)/                              1,342       13,729
Watson Pharmaceuticals Inc./(1)/                                436       20,056
Wyeth                                                         2,346       99,588
--------------------------------------------------------------------------------
                                                                       1,606,805
--------------------------------------------------------------------------------

PIPELINES - 0.04%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      1,917        8,205
El Paso Corp.                                                 1,865       15,274
Williams Companies Inc.                                       1,808       17,755
--------------------------------------------------------------------------------
                                                                          41,234
--------------------------------------------------------------------------------

REAL ESTATE - 0.18%
--------------------------------------------------------------------------------
Boykin Lodging Co.                                            4,091       37,433
Entertainment Properties Trust                                1,317       45,713
Glimcher Realty Trust                                         2,184       48,878
PS Business Parks Inc.                                        1,285       53,019
--------------------------------------------------------------------------------
                                                                         185,043
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.18%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities Inc.                          1,162       67,280
Capital Automotive                                              296        9,472
Equity Office Properties Trust                                1,017       29,137
Equity Residential                                            1,034       30,513
Mid-America Apartment Communities
   Inc.                                                       1,485       49,866
--------------------------------------------------------------------------------
                                                                         186,268
--------------------------------------------------------------------------------

RETAIL - 1.81%
--------------------------------------------------------------------------------
Amazon.com Inc./(1)/                                            303       15,950

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

RETAIL (Continued)
--------------------------------------------------------------------------------
AutoZone Inc./(1)/                                              191   $   16,275
Bed Bath & Beyond Inc./(1)/                                     625       27,094
Best Buy Co. Inc.                                               615       32,128
Big Lots Inc./(1)/                                              840       11,936
Brookstone Inc./(1)/                                          1,203       25,636
CarMax Inc./(1)/                                                326       10,083
Christopher & Banks Corp.                                       472        9,218
Circuit City Stores Inc.                                      1,143       11,579
Cost Plus Inc./(1)/                                             425       17,425
CVS Corp.                                                     1,036       37,420
Darden Restaurants Inc.                                         953       20,051
Dillards Inc. Class A                                         1,027       16,904
Dollar General Corp.                                            884       18,555
eBay Inc./(1)/                                                1,166       75,312
Fred's Inc.                                                     481       14,901
Gap Inc. (The)                                                1,665       38,645
Hancock Fabrics Inc.                                            801       11,598
Home Depot Inc.                                               5,260      186,677
Hot Topic Inc./(1)/                                             489       14,406
Jill (J.) Group Inc. (The)/(1)/                                 417        5,300
Kohls Corp./(1)/                                                709       31,862
Limited Brands Inc.                                           1,285       23,169
Linens 'n Things Inc./(1)/                                      408       12,273
Longs Drug Stores Corp.                                         609       15,067
Lowe's Companies Inc.                                         1,394       77,214
MarineMax Inc./(1)/                                             725       14,087
May Department Stores Co. (The)                                 872       25,349
McDonald's Corp.                                              3,099       76,948
Men's Wearhouse Inc. (The)/(1)/                                 489       12,230
Movie Gallery Inc./(1)/                                         562       10,498
Nordstrom Inc.                                                  548       18,796
Office Depot Inc./(1)/                                          811       13,552
1-800 CONTACTS INC./(1)/                                        588       12,348
1-800-FLOWERS.COM Inc./(1)/                                     678        7,499
Pacific Sunwear of California Inc./(1)/                         727       15,354
PC Connection Inc./(1)/                                         384        3,214
Priceline.com Inc./(1)/                                         206        3,687
RadioShack Corp.                                                422       12,947
Sears, Roebuck and Co.                                          760       34,572
ShopKo Stores Inc./(1)/                                       1,043       15,906
Sports Authority Inc. (The)/(1)/                                430       16,512
Staples Inc./(1)/                                             1,327       36,227
Starbucks Corp./(1)/                                          1,149       37,986
Target Corp.                                                  2,102       80,717
TJX Companies Inc.                                            1,118       24,652
Too Inc./(1)/                                                   412        6,955
Ultimate Electronics Inc./(1)/                                  936        7,142
United Auto Group Inc.                                          451       14,116
Walgreen Co.                                                  1,765       64,211
Wal-Mart Stores Inc.                                          8,079      428,591
Wendy's International Inc.                                      540       21,190
Whitehall Jewellers Inc./(1)/                                   770        7,600
Yum! Brands Inc./(1)/                                           928       31,923
--------------------------------------------------------------------------------
                                                                       1,831,487
--------------------------------------------------------------------------------

SEMICONDUCTORS - 1.02%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              1,208   $   17,999
Agere Systems Inc. Class B/(1)/                               5,405       15,675
Altera Corp./(1)/                                             1,003       22,768
Analog Devices Inc.                                             806       36,794
Applied Materials Inc./(1)/                                   3,782       84,906
Applied Micro Circuits Corp./(1)/                             1,776       10,620
Broadcom Corp. Class A/(1)/                                     689       23,488
GlobespanVirata Inc./(1)/                                     1,640        9,643
Integrated Device Technology Inc./(1)/                          600       10,302
Intel Corp.                                                  11,685      376,257
KLA-Tencor Corp./(1)/                                           455       26,695
Linear Technology Corp.                                         734       30,879
LSI Logic Corp./(1)/                                          1,227       10,883
Maxim Integrated Products Inc.                                  708       35,258
Micron Technology Inc./(1)/                                   1,669       22,481
Mykrolis Corp./(1)/                                           1,015       16,321
Novellus Systems Inc./(1)/                                      487       20,478
OmniVision Technologies Inc./(1)/                               339       18,730
ON Semiconductor Corp./(1)/                                   1,852       11,945
PMC-Sierra Inc./(1)/                                            700       14,105
QLogic Corp./(1)/                                               380       19,608
Teradyne Inc./(1)/                                              819       20,844
Texas Instruments Inc.                                        4,134      121,457
Varian Semiconductor Equipment
   Associates Inc./(1)/                                         489       21,364
Xilinx Inc./(1)/                                                883       34,207
--------------------------------------------------------------------------------
                                                                       1,033,707
--------------------------------------------------------------------------------

SOFTWARE - 1.28%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                              477       18,746
Akamai Technologies Inc./(1)/                                 1,533       16,480
Alico Inc.                                                      419       14,564
Ascential Software Corp./(1)/                                   812       21,055
Automatic Data Processing Inc.                                1,366       54,107
Avid Technology Inc./(1)/                                       313       15,024
BMC Software Inc./(1)/                                          673       12,551
Certegy Inc.                                                    420       13,776
Citrix Systems Inc./(1)/                                        472       10,011
Computer Associates International Inc.                        1,630       44,564
Compuware Corp./(1)/                                          1,111        6,710
Electronic Arts Inc./(1)/                                       550       26,279
F5 Networks Inc./(1)/                                           500       12,550
First Data Corp.                                              1,340       55,061
Fiserv Inc./(1)/                                                626       24,733
HomeStore Inc./(1)/                                           3,790       17,927
IMS Health Inc.                                                 718       17,849
Intuit Inc./(1)/                                                458       24,233
Manhattan Associates Inc./(1)/                                  443       12,245
Microsoft Corp.                                              19,963      549,781
Novell Inc./(1)/                                              3,479       36,599
Oracle Corp./(1)/                                             8,956      118,219
PalmSource Inc./(1)/                                            196        4,271
PeopleSoft Inc./(1)/                                            972       22,162
Per-Se Technologies Inc./(1)/                                   748       11,414

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

SOFTWARE (Continued)
--------------------------------------------------------------------------------
SAFLINK Corp./(1)/                                           3,067   $     8,220
Siebel Systems Inc./(1)/                                     1,700        23,579
Sohu.com Inc./(1)/                                             332         9,963
Symantec Corp./(1)/                                            702        24,324
Vastera Inc./(1)/                                            1,541         6,164
Websense Inc./(1)/                                             333         9,737
Yahoo! Inc./(1)/                                             1,229        55,514
--------------------------------------------------------------------------------
                                                                       1,298,412
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.31%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                               682         2,026
Andrew Corp./(1)/                                            1,385        15,941
Avaya Inc./(1)/                                              1,221        15,800
CIENA Corp./(1)/                                             1,800        11,952
Comverse Technology Inc./(1)/                                  729        12,823
Corvis Corp./(1)/                                            8,383        14,251
JDS Uniphase Corp./(1)/                                      3,570        13,031
Lucent Technologies Inc./(1)/                                9,917        28,164
Motorola Inc.                                                5,432        76,428
QUALCOMM Inc.                                                1,430        77,120
Sonus Networks Inc./(1)/                                     1,692        12,792
Tellabs Inc./(1)/                                            1,528        12,881
Terayon Communication Systems Inc./(1)/                      2,231        10,040
Tollgrade Communications Inc./(1)/                             443         7,766
--------------------------------------------------------------------------------
                                                                         311,015
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.53%
--------------------------------------------------------------------------------
Anaren Inc./(1)/                                               871        12,299
AT&T Wireless Services Inc./(1)/                             6,290        50,257
Catapult Communications Corp./(1)/                             679         9,846
Citizens Communications Co./(1)/                             1,399        17,376
Corning Inc./(1)/                                            3,514        36,651
Dobson Communications Corp. Class A/(1)/                     1,546        10,157
EchoStar Communications Corp./(1)/                             547        18,598
Finisar Corp./(1)/                                           2,303         7,208
InterDigital Communications Corp./(1)/                         562        11,600
Nextel Communications Inc. Class A/(1)/                      2,160        60,610
Qwest Communications International Inc./(1)/                 3,516        15,189
RCN Corp./(1)/                                               4,177         2,840
Sprint Corp. (PCS Group)/(1)/                                2,849        16,011
United Online Inc./(1)/                                        348         5,843
Verizon Communications Inc.                                  7,176       251,734
WebEx Communications Inc./(1)/                                 373         7,497
--------------------------------------------------------------------------------
                                                                         533,716
--------------------------------------------------------------------------------

TELEPHONE - 0.47%
--------------------------------------------------------------------------------
Alltel Corp.                                                   817        38,056
AT&T Corp.                                                   1,795        36,439
BellSouth Corp.                                              4,521       127,944
CenturyTel Inc.                                                627        20,453
SBC Communications Inc.                                      8,096       211,063
Sprint Corp. (FON Group)                                     2,490        40,886
--------------------------------------------------------------------------------
                                                                         474,841
--------------------------------------------------------------------------------

TEXTILES - 0.04%
--------------------------------------------------------------------------------
Cintas Corp.                                                   592   $    29,677
Interface Inc. Class A/(1)/                                  1,342         7,421
--------------------------------------------------------------------------------
                                                                          37,098
--------------------------------------------------------------------------------

TOBACCO - 0.24%
--------------------------------------------------------------------------------
Altria Group Inc.                                            3,715       202,170
UST Inc.                                                       614        21,914
Vector Group Ltd.                                            1,056        17,234
--------------------------------------------------------------------------------
                                                                         241,318
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------------------------
Hasbro Inc.                                                    932        19,833
Mattel Inc.                                                    777        14,973
Topps Co. (The)                                              1,123        11,522
--------------------------------------------------------------------------------
                                                                          46,328
--------------------------------------------------------------------------------

TRANSPORTATION - 0.31%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                             837        27,077
CSX Corp.                                                      763        27,422
FedEx Corp.                                                    844        56,970
Norfolk Southern Corp.                                         921        21,782
Union Pacific Corp.                                            439        30,502
United Parcel Service Inc. Class B                           2,051       152,902
--------------------------------------------------------------------------------
                                                                         316,655
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
Ryder System Inc.                                              740        25,271
--------------------------------------------------------------------------------
                                                                          25,271
--------------------------------------------------------------------------------

WATER - 0.02%
--------------------------------------------------------------------------------
American States Water Co.                                      740        18,500
--------------------------------------------------------------------------------
                                                                          18,500
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $23,243,645)                                                   26,265,952
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 8.86%

AUSTRALIA - 0.52%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                            8,123        74,606
Coles Myer Ltd.                                              6,942        39,542
Coles Myer Ltd. ADR                                            384        17,434
Commonwealth Property Office Fund                          224,425       194,457
National Australia Bank Ltd.                                   448        10,109
National Australia Bank Ltd. ADR                               416        46,613
News Corp. Ltd.                                              3,007        27,165
News Corp. Ltd. ADR                                            348        12,563
Rio Tinto PLC ADR                                              368        40,962
Westpac Banking Corp.                                        4,165        50,179
Westpac Banking Corp. ADR                                      240        14,501
--------------------------------------------------------------------------------
                                                                         528,131
--------------------------------------------------------------------------------

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                       Shares      Value
--------------------------------------------------------------------------------

BELGIUM - 0.06%
--------------------------------------------------------------------------------
Fortis                                                          3,143   $ 63,193
--------------------------------------------------------------------------------
                                                                          63,193
--------------------------------------------------------------------------------

DENMARK - 0.08%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                            1,477     60,498
TDC A/S ADR                                                     1,244     22,591
--------------------------------------------------------------------------------
                                                                          83,089
--------------------------------------------------------------------------------

FINLAND - 0.19%
--------------------------------------------------------------------------------
Nokia OYJ                                                       7,007    121,173
Rautaruukki OYJ/(1)/                                            9,665     71,195
--------------------------------------------------------------------------------
                                                                         192,368
--------------------------------------------------------------------------------

FRANCE - 0.86%
--------------------------------------------------------------------------------
Alcatel SA/(1)/                                                   770      9,916
Alcatel SA ADR/(1)/                                             1,516     19,481
Autoroutes du Sud de la France SA                               2,899     97,267
Aventis SA                                                        390     25,777
Aventis SA ADR                                                    766     50,755
AXA                                                             1,092     23,374
AXA ADR                                                         1,699     36,478
BNP Paribas SA                                                  1,436     90,420
France Telecom SA/(1)/                                          1,380     39,443
France Telecom SA ADR/(1)/                                        258      7,376
Groupe Wanadoo SA/(1)/                                          4,546     37,272
LVMH Moet Hennessy Louis
   Vuitton SA                                                     690     50,218
Renault SA                                                      1,366     94,248
Societe Generale Class A                                          735     64,896
Total SA                                                          399     74,183
Total SA ADR                                                      989     91,492
Vivendi Universal SA/(1)/                                       2,220     53,960
Vivendi Universal SA ADR/(1)/                                     270      6,556
--------------------------------------------------------------------------------
                                                                         873,112
--------------------------------------------------------------------------------

GERMANY - 0.65%
--------------------------------------------------------------------------------
Allianz AG                                                        519     65,516
DaimlerChrysler AG                                              1,120     51,766
DaimlerChrysler AG - Registered                                   574     26,789
Deutsche Bank AG                                                  986     81,710
Deutsche Telekom AG/(1)/                                        2,367     43,321
Deutsche Telekom AG ADR/(1)/                                    1,426     25,853
E.ON AG                                                         1,680    109,641
RWE AG                                                          2,000     79,137
SAP AG                                                            251     42,155
SAP AG ADR                                                        451     18,744
Siemens AG                                                      1,449    116,059
--------------------------------------------------------------------------------
                                                                         660,691
--------------------------------------------------------------------------------

HONG KONG - 0.19%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                                     6,000     47,723
Hutchison Whampoa Ltd.                                          9,000   $ 66,367
New World Development Co. Ltd.                                 48,000     38,642
Sun Hung Kai Properties Ltd.                                    5,000     41,379
--------------------------------------------------------------------------------
                                                                         194,111
--------------------------------------------------------------------------------

IRELAND - 0.05%
--------------------------------------------------------------------------------
Allied Irish Banks PLC                                            662     10,605
Allied Irish Banks PLC ADR                                      1,380     43,815
--------------------------------------------------------------------------------
                                                                          54,420
--------------------------------------------------------------------------------

ITALY - 0.37%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                      2,471     65,453
Benetton Group SpA                                              1,891     21,729
Benetton Group SpA ADR                                            865     19,956
ENI-Ente Nazionale Idrocarburi SpA                              4,273     80,631
ENI-Ente Nazionale Idrocarburi SpA ADR                            154     14,627
Fiat SpA/(1)/                                                   5,048     38,713
Fiat SpA ADR                                                      819      6,339
Sanpaolo IMI SpA                                                1,896     24,728
Sanpaolo IMI SpA ADR                                            1,098     28,471
Seat Pagine Gaille SpA/(1)/                                    44,016     41,917
Telecom Italia Media SpA/(1)/                                  67,725     33,657
--------------------------------------------------------------------------------
                                                                         376,221
--------------------------------------------------------------------------------

JAPAN - 1.86%
--------------------------------------------------------------------------------
Canon Inc.                                                      2,000     93,123
Canon Inc. ADR                                                    372     17,722
Casio Computer Co. Ltd.                                        15,000    158,720
Dai Nippon Printing Co. Ltd.                                    4,000     56,172
Fuji Photo Film Co. Ltd.                                        1,000     32,285
Fuji Photo Film Co. Ltd. ADR                                      281      9,217
Fujitsu Ltd./(1)/                                               7,000     41,280
Honda Motor Co. Ltd.                                              900     39,974
Honda Motor Co. Ltd. ADR                                          764     17,190
Ito-Yokado Co. Ltd.                                             1,325     41,665
Ito-Yokado Co. Ltd. ADR/(2)/                                       18        430
Japan Airlines System Corp.                                    13,000     34,329
Japan Airlines System Corp. ADR                                   868     11,284
Kinki Nippon Railway Co. Ltd./(1)/                             29,000     87,133
Kirin Brewery Co. Ltd.                                          4,000     34,114
Kirin Brewery Co. Ltd. ADR                                      2,740     23,537
Kubota Corp.                                                    8,000     32,994
Kubota Corp. ADR                                                1,264     26,481
Kyocera Corp.                                                     400     26,649
Kyocera Corp. ADR                                                 118      7,906
Makita Corp.                                                    4,000     40,049
Makita Corp. ADR                                                  347      3,457
Matsushita Electric Industrial Co. Ltd.                         4,000     55,314
Millea Holdings Inc.                                                1     13,063
Millea Holdings Inc. ADR                                          754     50,820
Mitsubishi Corp.                                                3,000     31,800
Mitsubishi Corp. ADR                                              992     21,179

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Mitsui & Co. Ltd.                                             6,000   $   48,316
Mitsui & Co. Ltd. ADR                                           136       21,624
Mizuho Financial Group Inc./(1)/                                 12       36,391
Murata Manufacturing Co. Ltd.                                   800       43,221
NEC Corp.                                                     4,000       29,449
NEC Corp. ADR                                                 3,107       23,330
Nippon Telegraph & Telephone
   Corp.                                                          5       24,121
Nippon Telegraph & Telephone
   Corp. ADR                                                    685       16,824
Nissan Motor Co. Ltd.                                         2,000       22,842
Nissan Motor Co. Ltd. ADR                                     1,182       26,548
Nomura Holdings Inc.                                          4,000       68,116
NTT DoCoMo Inc.                                                  22       49,883
Pioneer Corp.                                                   900       24,858
Pioneer Corp. ADR                                               480       13,522
Ricoh Corp. Ltd.                                              3,000       59,205
Ricoh Corp. Ltd. ADR                                            146       14,418
Secom Co. Ltd.                                                1,000       37,324
Sony Corp.                                                    1,600       55,389
Sony Corp. ADR                                                    1           35
Takeda Chemical Industries Ltd.                               1,600       63,451
Tokyo Electric Power Co. Inc. (The)                           3,600       78,940
Toyota Motor Corp.                                            3,400      114,846
--------------------------------------------------------------------------------
                                                                       1,880,540
--------------------------------------------------------------------------------

NETHERLANDS - 0.62%
--------------------------------------------------------------------------------

ABN AMRO Holding NV                                           1,280       29,950
ABN AMRO Holding NV ADR                                       1,681       39,470
Aegon NV                                                      1,644       24,324
Aegon NV ADR                                                    880       13,024
Akzo Nobel NV                                                 1,443       55,696
Akzo Nobel NV ADR                                               472       18,030
ING Groep NV                                                  2,416       56,347
ING Groep NV ADR                                                616       14,421
Koninklijke Ahold NV/(1)/                                     3,366       25,644
Koninklijke Ahold NV ADR/(1)/                                 1,162        9,017
Koninklijke Philips Electronics NV                            1,014       29,609
Koninklijke Philips Electronics NV NY                           850       24,727
Reed Elsevier NV                                                864       10,735
Reed Elsevier NV ADR                                          1,491       36,902
Royal Dutch Petroleum Co.                                     2,953      155,695
Unilever NV CVA                                               1,303       85,218
--------------------------------------------------------------------------------
                                                                         628,809
--------------------------------------------------------------------------------

PANAMA - 0.07%
--------------------------------------------------------------------------------
Carnival Corp.                                                1,630       64,760
--------------------------------------------------------------------------------
                                                                          64,760
--------------------------------------------------------------------------------

PORTUGAL - 0.05%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                         23,150       51,684
--------------------------------------------------------------------------------
                                                                          51,684
--------------------------------------------------------------------------------

SINGAPORE - 0.01%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd./(1)/                                    9,000   $    9,168
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                                  193        1,944
--------------------------------------------------------------------------------
                                                                          11,112
--------------------------------------------------------------------------------

SPAIN - 0.38%
--------------------------------------------------------------------------------
Antena 3 Television SA/(1)/                                     900       39,643
Banco Bilbao Vizcaya Argentaria
   SA                                                         4,736       65,413
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                     1,578       21,855
Banco Santander Central Hispano
   SA                                                         3,014       35,698
Banco Santander Central Hispano
   SA ADR                                                     4,523       54,321
Repsol YPF SA                                                 1,887       36,797
Repsol YPF SA ADR                                               945       18,475
Telefonica SA                                                 7,839      115,093
--------------------------------------------------------------------------------
                                                                         387,295
--------------------------------------------------------------------------------

SWEDEN - 0.09%
--------------------------------------------------------------------------------
Hoganas AB Class B                                            4,069       87,088
--------------------------------------------------------------------------------
                                                                          87,088
--------------------------------------------------------------------------------

SWITZERLAND - 0.69%
--------------------------------------------------------------------------------
Adecco SA                                                       352       22,627
Adecco SA ADR                                                 1,038       16,722
Credit Suisse Group                                           2,169       79,359
Nestle SA                                                       641      160,153
Novartis AG                                                   3,457      156,952
Roche Holding AG - Genusschein                                1,216      122,657
UBS AG - Registered                                           2,045      140,054
--------------------------------------------------------------------------------
                                                                         698,524
--------------------------------------------------------------------------------

UNITED KINGDOM - 2.12%
--------------------------------------------------------------------------------
AstraZeneca PLC                                               2,550      122,339
Barclays PLC/(3)/                                             7,122       63,524
Barclays PLC ADR/(3)/                                         1,232       44,783
BP PLC                                                       25,496      206,757
BP PLC ADR                                                      696       34,348
British American Tobacco PLC                                  6,353       87,571
British Sky Broadcasting Group PLC/(1)/                       1,972       24,817
British Sky Broadcasting Group
   PLC ADR/(1)/                                                 363       18,491
British Telecom PLC ADR                                         552       18,889
BT Group PLC                                                 11,896       40,089
Cadbury Schweppes PLC                                         5,669       41,634
Cadbury Schweppes PLC ADR                                     1,107       33,088
Diageo PLC ADR                                                1,519       80,294
GlaxoSmithKline PLC                                           7,836      179,553
Hanson PLC                                                    3,901       28,649

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                         Shares or
Security                                                 Principal         Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Hanson PLC ADR                                                 937   $    34,201
HBOS PLC                                                    11,212       145,215
Hong Kong & Shanghai Banking ADR                               362        28,533
HSBC Holdings PLC                                           12,805       201,263
Lloyds TSB Group PLC                                        10,295        82,565
Reuters Group PLC                                            5,354        22,523
Reuters Group PLC ADR                                          273         6,929
Rio Tinto PLC                                                1,989        54,940
Royal Bank of Scotland Group PLC                             4,139       121,959
Shell Transport & Trading Co. PLC                           14,726       109,533
Tesco PLC                                                   21,161        97,639
Vodafone Group PLC                                          58,803       145,794
Vodafone Group PLC ADR                                       2,697        67,533
--------------------------------------------------------------------------------
                                                                       2,143,453
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL
COMMON STOCKS
(Cost: $7,904,100)                                                     8,978,601
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $31,147,745)                                                   35,244,553
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 63.92%
--------------------------------------------------------------------------------
U.S. Treasury Notes
   1.50%, 02/28/05                                     $ 3,510,000     3,518,091
   1.63%, 01/31/05                                       2,090,000     2,098,082
   1.63%, 04/30/05                                       3,020,000     3,029,084
   1.88%, 11/30/05                                       1,050,000     1,051,969
   2.00%, 08/31/05                                       2,375,000     2,390,307
   2.00%, 05/15/06                                       4,295,000     4,295,838
   3.25%, 08/15/07                                       2,585,000     2,636,801
   3.25%, 08/15/08                                       4,425,000     4,451,966
   3.50%, 11/15/06                                       2,110,000     2,180,966
   3.63%, 05/15/13                                       1,425,000     1,369,726
   3.88%, 02/15/13                                       2,005,000     1,962,706
   4.00%, 11/15/12                                       2,155,000     2,134,293
   4.25%, 08/15/13                                         435,000       435,544
   4.38%, 05/15/07                                       4,140,000     4,384,032
   4.75%, 11/15/08                                       1,830,000     1,959,101
   4.88%, 02/15/12                                       1,120,000     1,186,149
   5.00%, 08/15/11                                       4,695,000     5,024,382
   5.50%, 05/15/09                                         800,000       889,656
   5.63%, 05/15/08                                       2,435,000     2,697,332
   5.75%, 11/15/05                                       5,530,000     5,937,406
   5.75%, 08/15/10                                       1,010,000     1,132,462
   6.13%, 08/15/07                                         795,000       889,748
   6.50%, 10/15/06                                       4,225,000     4,706,088
   6.75%, 05/15/05                                       1,275,000     1,366,840
   7.00%, 07/15/06                                       1,575,000     1,764,185
   7.50%, 02/15/05                                       1,220,000     1,304,208
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $64,138,391)                                                   64,796,962
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 46.57%

MONEY MARKET FUNDS - 25.05%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                         18,408,089   $18,408,089
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                          5,578,027     5,578,027
BlackRock Temp Cash
   Money Market Fund/(4)/                                  200,000       200,000
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                    1,205,187     1,205,187
--------------------------------------------------------------------------------
                                                                      25,391,303
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 9.71%
--------------------------------------------------------------------------------

Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                             $   253,547       253,532
   1.12%, 09/15/04/(4)(5)/                                 507,093       507,058
   1.13%, 10/12/04/(4)(5)/                                 253,547       253,527
   1.20%, 08/23/04/(4)(5)/                                 253,547       253,686
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                 507,093       507,074
   1.11%, 04/19/04/(4)(5)/                                 223,121       223,118
   1.16%, 07/15/04/(4)(5)/                                 253,547       253,595
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                 507,093       507,064
   1.24%, 08/09/04/(4)/                                    126,773       126,762
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                 253,547       253,547
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                    507,093       507,093
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                    101,419       101,419
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                 547,661       547,601
   1.12%, 08/16/04/(4)(5)/                                 126,773       126,762
   1.13%, 05/17/04/(4)/                                    253,547       253,542
   1.14%, 04/13/04/(4)/                                    253,547       253,543
Links Finance LLC
   1.10%, 06/28/04/(4)/                                    253,547       253,522
   1.10%, 07/20/04/(4)/                                    202,837       202,815
   1.11%, 03/29/04/(4)/                                    253,547       253,547
   1.14%, 05/04/04/(4)/                                    253,547       253,542
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                 380,320       380,321
   1.17%, 12/28/04/(4)(5)/                                 507,093       507,093
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                    253,547       253,547
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                    507,093       507,016
   1.10%, 07/20/04/(4)/                                    253,547       253,519
   1.13%, 07/01/04/(4)/                                    253,547       253,515
   1.24%, 08/06/04/(4)/                                    126,773       126,766

LIFEPATH RETIREMENT MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal          Value
-------------------------------------------------------------------------------

FLOATING RATE NOTES (Continued)
-------------------------------------------------------------------------------
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                            $  152,128   $    152,101
   1.10%, 07/06/04/(4)(5)/                               152,128        152,120
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                               253,547        253,511
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                               253,547        253,521
   1.12%, 04/20/04/(4)(5)/                               253,547        253,547
   1.12%, 11/15/04/(4)(5)/                               304,256        304,257
   1.13%, 07/06/04/(4)(5)/                               304,256        304,241
-------------------------------------------------------------------------------
                                                                      9,847,424
-------------------------------------------------------------------------------

TIME DEPOSITS - 3.63%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                                  507,093        507,031
Bank of New York
   1.39%, 11/01/04/(4)/                                  507,093        507,051
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                  380,320        380,291
   1.42%, 10/29/04/(4)/                                  380,320        380,344
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04/(4)/                                  380,320        380,276
   1.40%, 10/29/04/(4)/                                  507,093        507,083
SunTrust Bank
   0.81%, 01/02/04/(4)/                                  633,867        633,867
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                  380,320        380,288
-------------------------------------------------------------------------------
                                                                      3,676,231
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 3.50%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                1,521,280      1,521,280
Merrill Lynch
   0.98%, 01/02/04/(4)/                                  507,093        507,093
   0.98%, 01/02/04/(4)/                                  507,093        507,093
   1.00%, 01/02/04/(4)/                                1,014,187      1,014,187
-------------------------------------------------------------------------------
                                                                      3,549,653
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 3.46%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                  253,547        253,508
   1.09%, 01/09/04/(4)/                                  253,547        253,493
   1.10%, 01/20/04/(4)/                                  253,547        253,407
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                  253,547        253,508
   1.09%, 01/20/04/(4)/                                  253,547        253,408
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                  152,128        152,077
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                  253,547        253,385
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                  507,093        506,878
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                               $  557,803   $    557,601
Preferred Receivables Funding
   Corp.
   1.09%, 01/12/04/(4)/                                  456,384        456,246
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                  319,322        319,286
-------------------------------------------------------------------------------
                                                                      3,512,797
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 1.22%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Corporation
   1.15%, 05/12/04/(4)/                                  380,320        378,728
   1.28%, 08/19/04/(4)/                                  202,837        201,179
Federal National Mortgage
   Association
   1.28%, 08/20/04/(4)/                                  659,221        653,807
-------------------------------------------------------------------------------
                                                                      1,233,714
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $47,211,122)                                                  47,211,122
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 145.26%
(Cost $142,497,258)                                                 147,252,637
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (45.26%)                           (45,882,461)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $101,370,176
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 48.78%

U.S. COMMON STOCKS - 36.63%

ADVERTISING - 0.09%
--------------------------------------------------------------------------------
ADVO Inc.                                                     1,057   $   33,569
Interpublic Group of Companies Inc./(1)/                      3,659       57,080
Omnicom Group Inc.                                            1,490      130,122
--------------------------------------------------------------------------------
                                                                         220,771
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.51%
--------------------------------------------------------------------------------
Boeing Co. (The)                                              6,497      273,784
Curtiss-Wright Corp.                                          1,006       45,280
General Dynamics Corp.                                        1,566      141,551
Goodrich (B.F.) Co.                                           1,395       41,418
Lockheed Martin Corp.                                         3,039      156,205
Northrop Grumman Corp.                                        1,193      114,051
Raytheon Co.                                                  3,061       91,952
Rockwell Collins Inc.                                         1,752       52,613
United Technologies Corp.                                     3,176      300,990
--------------------------------------------------------------------------------
                                                                       1,217,844
--------------------------------------------------------------------------------

AGRICULTURE - 0.01%
--------------------------------------------------------------------------------
Maui Land & Pineapple Co. Inc./(1)/                             932       32,229
--------------------------------------------------------------------------------
                                                                          32,229
--------------------------------------------------------------------------------

AIRLINES - 0.09%
--------------------------------------------------------------------------------
Alaska Air Group Inc./(1)/                                    1,076       29,364
AMR Corp./(1)/                                                2,151       27,855
Continental Airlines Inc. Class B/(1)/                        1,448       23,559
Delta Air Lines Inc.                                          1,470       17,361
Northwest Airlines Corp./(1)/                                 1,167       14,728
Southwest Airlines Co.                                        6,170       99,584
--------------------------------------------------------------------------------
                                                                         212,451
--------------------------------------------------------------------------------

APPAREL - 0.12%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                      1,595       56,192
Liz Claiborne Inc.                                            1,333       47,268
Nike Inc. Class B                                             1,983      135,756
VF Corp.                                                      1,331       57,552
--------------------------------------------------------------------------------
                                                                         296,768
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.27%
--------------------------------------------------------------------------------
CLARCOR Inc.                                                  1,164       51,332
Dura Automotive Systems Inc./(1)/                             1,200       15,324
Ford Motor Company                                           13,913      222,608
General Motors Corp.                                          4,196      224,066
Navistar International Corp./(1)/                               826       39,557
PACCAR Inc.                                                     989       84,184
--------------------------------------------------------------------------------
                                                                         637,071
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.09%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                      2,026       43,316
Dana Corp.                                                    1,344       24,662
Delphi Corp.                                                  4,144   $   42,310
Goodyear Tire & Rubber Co. (The)/(1)/                         3,239       25,459
Modine Manufacturing Co.                                      1,200       32,376
Superior Industries International Inc.                          770       33,510
Visteon Corp.                                                 1,754       18,259
--------------------------------------------------------------------------------
                                                                         219,892
--------------------------------------------------------------------------------

BANKS - 3.00%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               2,922       71,589
BancTrust Financial Group Inc.                                1,957       31,351
Bank of America Corp.                                        10,868      874,113
Bank of New York Co. Inc. (The)                               6,023      199,482
Bank One Corp.                                                8,083      368,504
BankUnited Financial Corp. Class A/(1)/                       1,399       36,080
Banner Corp.                                                  1,280       32,192
BB&T Corp.                                                    4,079      157,613
Cascade Bancorp                                               2,677       51,559
Century Bancorp Inc. Class A                                     37        1,312
CFS Bancorp Inc.                                              2,765       41,033
Charter One Financial Inc.                                    1,629       56,282
City Bank                                                     1,501       49,218
Coastal Financial Corp.                                       2,973       52,533
Comerica Inc.                                                 1,161       65,086
Community Trust Bancorp Inc.                                  1,677       50,645
Dime Community Bancshares                                     1,802       55,430
Eastern Virginia Bankshares                                     916       26,619
Farmers Capital Bank Corp.                                    1,107       37,649
Fifth Third Bancorp                                           3,446      203,659
First Citizens Banc Corp.                                     1,027       29,074
First Community Bancshares Inc.                                 374       12,402
First Republic Bank                                             702       25,132
First Sentinel Bancorp Inc.                                   1,907       40,161
FirstFed Financial Corp./(1)/                                   979       42,586
Flagstar Bancorp Inc.                                         1,939       41,533
FleetBoston Financial Corp.                                   8,216      358,628
Gold Bancorp Inc.                                             1,950       27,417
Golden West Financial Corp.                                     818       84,409
Heartland Financial USA Inc.                                     59        1,088
Huntington Bancshares Inc.                                    3,191       71,797
Investors Financial Services Corp.                              946       36,336
KeyCorp                                                       2,670       78,284
MAF Bancorp Inc.                                                986       41,313
Marshall & Ilsley Corp.                                       2,490       95,242
Mellon Financial Corp.                                        3,222      103,458
NASB Financial Inc.                                             716       30,008
National Bankshares Inc.                                      1,149       56,726
National City Corp.                                           4,419      149,981
NBT Bancorp Inc.                                              1,487       31,881
Northern States Financial Corp.                                 955       27,351
Northern Trust Corp.                                          1,907       88,523
Northwest Bancorp Inc.                                        1,992       42,549
OceanFirst Financial Corp.                                    1,618       43,945
Old Point Financial Corp.                                     1,113       35,338
PNC Financial Services Group                                  1,861      101,853

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
Regions Financial Corp.                                       1,792   $   66,662
Republic Bancorp Inc.                                         2,436       32,862
Republic Bancorp Inc. Class A                                 1,314       25,676
Republic Bancshares Inc.                                      1,372       43,177
Royal Bancshares of Pennsylvania
   Class A                                                    1,845       47,047
SoundView Technology Group Inc./(1)/                          1,646       25,497
SouthTrust Corp.                                              2,679       87,684
State Street Corp.                                            2,525      131,502
Sterling Bancorp (New York)                                   1,511       43,064
Sterling Financial Corp. (Pennsylvania)                       1,165       32,329
SunTrust Banks Inc.                                           2,034      145,431
Synovus Financial Corp.                                       3,101       89,681
Texas Regional Bancshares Inc. Class A                          859       31,783
U.S. Bancorp                                                 15,056      448,368
UMB Financial Corp.                                             636       30,235
Umpqua Holdings Corp.                                           362        7,526
United Community Financial Corp.                              1,950       22,249
United Security Bancshares Inc.                               1,206       34,914
USB Holding Co. Inc.                                          1,664       32,265
Wachovia Corp.                                                9,954      463,757
Washington Mutual Inc.                                        5,315      213,238
Wayne Bancorp Inc.                                            1,275       34,328
Wells Fargo & Company                                        12,415      731,119
West Coast Bancorp                                            2,656       56,679
Westamerica Bancorp                                             858       42,643
Zions Bancorporation                                          1,120       68,690
--------------------------------------------------------------------------------
                                                                       7,147,370
--------------------------------------------------------------------------------

BEVERAGES - 0.76%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                 4,896      257,921
Brown-Forman Corp. Class B                                      561       52,425
Coca-Cola Co. (The)                                          15,836      803,677
Coca-Cola Enterprises Inc.                                    3,850       84,199
National Beverage Corp./(1)/                                  2,077       33,855
Pepsi Bottling Group Inc.                                     2,184       52,809
PepsiCo Inc.                                                 11,319      527,692
--------------------------------------------------------------------------------
                                                                       1,812,578
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.49%
--------------------------------------------------------------------------------
Acacia Research - CombiMatrix/(1)/                              676        2,265
Affymetrix Inc./(1)/                                            739       18,187
Amgen Inc./(1)/                                               8,627      533,149
Applera Corp. - Celera Genomics Group/(1)/                    1,539       21,407
Biogen Idec Inc./(1)/                                         2,313       85,072
Cambrex Corp.                                                   506       12,782
Cephalon Inc./(1)/                                              377       18,251
Chiron Corp./(1)/                                             1,402       79,900
CryoLife Inc./(1)/                                            1,409        8,144
Genentech Inc./(1)/                                           1,406      131,559
Genzyme Corp. - General Division/(1)/                         1,570       77,464
Human Genome Sciences Inc./(1)/                               1,081       14,323
Integra LifeSciences Holdings Corp./(1)/                        961       27,513
Invitrogen Corp./(1)/                                           363       25,410
Millennium Pharmaceuticals Inc./(1)/                          1,845       34,446
Nektar Therapeutics/(1)/                                        904   $   12,303
Protein Design Labs Inc./(1)/                                   759       13,586
Regeneron Pharmaceuticals Inc./(1)/                             879       12,930
TECHNE Corp./(1)/                                               916       34,606
--------------------------------------------------------------------------------
                                                                       1,163,297
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.09%
--------------------------------------------------------------------------------
Masco Corp.                                                   4,196      115,012
Mestek Inc./(1)/                                                477        9,187
Vulcan Materials Co.                                          1,832       87,148
--------------------------------------------------------------------------------
                                                                         211,347
--------------------------------------------------------------------------------

CHEMICALS - 0.52%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                 1,689       89,230
Dow Chemical Co. (The)                                        6,234      259,147
Du Pont (E.I.) de Nemours and Co.                             6,196      284,334
Eastman Chemical Co.                                            907       35,854
Engelhard Corp.                                               1,845       55,258
Great Lakes Chemical Corp.                                    1,400       38,066
Hercules Inc./(1)/                                            1,923       23,461
Monsanto Co.                                                  2,512       72,295
OM Group Inc./(1)/                                              705       18,464
PPG Industries Inc.                                           1,371       87,771
Praxair Inc.                                                  2,398       91,604
Rohm & Haas Co.                                               1,916       81,832
Sherwin-Williams Co. (The)                                    1,746       60,656
Sigma-Aldrich Corp.                                             717       40,998
--------------------------------------------------------------------------------
                                                                       1,238,970
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.63%
--------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                                1,607      109,276
Arbitron Inc./(1)/                                            1,027       42,846
Block (H & R) Inc.                                            1,517       83,996
Caremark Rx Inc./(1)/                                         2,874       72,798
CDI Corp.                                                     1,012       33,143
Cendant Corp./(1)/                                            8,765      195,197
Coinstar Inc./(1)/                                              340        6,140
Concord EFS Inc./(1)/                                         3,696       54,849
Convergys Corp./(1)/                                          1,632       28,495
Corinthian Colleges Inc./(1)/                                   739       41,059
Cornell Companies Inc./(1)/                                   1,131       15,438
Corporate Executive Board Co. (The)/(1)/                        675       31,502
Donnelley (R.R.) & Sons Co.                                   1,779       53,637
Dun & Bradstreet Corp./(1)/                                   1,150       58,316
Ecolab Inc.                                                   2,265       61,993
Electro Rent Corp./(1)/                                       1,399       18,663
Equifax Inc.                                                  1,695       41,527
First Consulting Group Inc./(1)/                              1,093        6,154
GSI Commerce Inc./(1)/                                        1,026       10,015
Hudson Highland Group Inc./(1)/                                  97        2,313
Insurance Auto Auctions Inc./(1)/                             1,490       19,444
InterActiveCorp/(1)/                                          1,956       66,367
iPayment Holdings Inc./(1)/                                     404       13,736
ITT Educational Services Inc./(1)/                              916       43,025

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
McKesson Corp.                                                2,403   $   77,280
Medical Staffing Network Holdings Inc./(1)/                     499        5,464
Midas Inc./(1)/                                                 439        6,278
Monster Worldwide Inc./(1)/                                   1,300       28,548
Moody's Corp.                                                 1,320       79,926
Paychex Inc.                                                  2,914      108,401
Petroleum Helicopters Inc./(1)/                                 461       11,294
SM&A/(1)/                                                     1,895       22,171
Wackenhut Corrections Corp./(1)/                              1,850       42,180
--------------------------------------------------------------------------------
                                                                       1,491,471
--------------------------------------------------------------------------------

COMPUTERS - 2.12%
--------------------------------------------------------------------------------
Advent Software Inc./(1)/                                     1,069       18,633
Affiliated Computer Services Inc.
   Class A/(1)/                                                 857       46,672
Apple Computer Inc./(1)/                                      3,065       65,499
Black Box Corp.                                                 500       23,035
Brocade Communications Systems Inc./(1)/                      2,500       14,450
CCC Information Services Group Inc./(1)/                        558        9,430
Cisco Systems Inc./(1)/                                      47,621    1,156,714
Computer Sciences Corp./(1)/                                  1,660       73,422
Datastream Systems Inc./(1)/                                    721        5,660
Dell Inc./(1)/                                               17,343      588,968
Drexler Technology Corp./(1)/                                    82        1,121
DST Systems Inc./(1)/                                           972       40,591
Electronic Data Systems Corp.                                 4,292      105,326
EMC Corp./(1)/                                               17,298      223,490
Enterasys Networks Inc./(1)/                                  2,404        9,015
Extreme Networks Inc./(1)/                                    1,681       12,120
FactSet Research Systems Inc.                                   797       30,453
Gateway Inc./(1)/                                             5,888       27,085
Hewlett-Packard Co.                                          23,371      536,832
International Business Machines Corp.                        11,592    1,074,347
Internet Security Systems Inc./(1)/                             855       16,100
Interwoven Inc./(1)/                                          1,223       15,459
Juniper Networks Inc./(1)/                                    2,715       50,716
Keynote Systems Inc./(1)/                                     1,490       17,731
Lexmark International Inc./(1)/                                 927       72,899
Maxtor Corp./(1)/                                             1,513       16,794
McDATA Corp. Class A/(1)/                                     1,701       16,211
Mindspeed Technologies Inc./(1)/                              2,028       13,892
NCR Corp./(1)/                                                1,509       58,549
Network Appliance Inc./(1)/                                   2,638       54,158
Nuance Communications Inc./(1)/                               1,622       12,392
PalmOne Inc./(1)/                                             1,521       17,872
Pegasus Solutions Inc./(1)/                                   1,193       12,491
Planar Systems Inc./(1)/                                        354        8,609
Rainbow Technologies Inc./(1)/                                  672        7,567
Red Hat Inc./(1)/                                             1,823       34,218
Safeguard Scientifics Inc./(1)/                               3,696       14,932
SanDisk Corp./(1)/                                              601       36,745
Sapient Corp./(1)/                                            5,542       31,035
ScanSource Inc./(1)/                                            294       13,412
Seagate Technology Inc./(2)/                                  1,574           --
Storage Technology Corp./(1)/                                   838   $   21,578
Sun Microsystems Inc./(1)/                                   22,900      102,821
SunGard Data Systems Inc./(1)/                                2,589       71,741
Synopsys Inc./(1)/                                            1,421       47,973
Unisys Corp./(1)/                                             3,018       44,817
VeriSign Inc./(1)/                                            1,548       25,232
Veritas Software Corp./(1)/                                   3,237      120,287
Western Digital Corp./(1)/                                    1,991       23,474
--------------------------------------------------------------------------------
                                                                       5,042,568
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 0.73%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                      789       49,770
Avon Products Inc.                                            1,747      117,905
Colgate-Palmolive Co.                                         3,706      185,485
Estee Lauder Companies Inc. Class A                           1,015       39,849
Gillette Co. (The)                                            6,923      254,282
International Flavors & Fragrances Inc.                       1,235       43,126
Kimberly-Clark Corp.                                          3,356      198,306
Procter & Gamble Co.                                          8,535      852,476
--------------------------------------------------------------------------------
                                                                       1,741,199
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.12%
--------------------------------------------------------------------------------
Advanced Energy Industries Inc./(1)/                            611       15,917
CDW Corp.                                                       703       40,605
Costco Wholesale Corp./(1)/                                   3,505      130,316
Genuine Parts Co.                                             1,760       58,432
Grainger (W.W.) Inc.                                          1,017       48,196
--------------------------------------------------------------------------------
                                                                         293,466
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 3.27%
--------------------------------------------------------------------------------
American Express Co.                                          8,608      415,164
American International Group Inc.                            19,884    1,317,912
Bear Stearns Companies Inc. (The)                               720       57,564
Capital One Financial Corp.                                   2,022      123,928
CharterMac                                                    2,823       59,650
Citigroup Inc.                                               39,113    1,898,545
Citigroup Inc. Warrants
   (Expires 12/31/50)/(1)/                                      500          530
Countrywide Financial Corp.                                   1,505      114,179
Digital Insight Corp./(1)/                                      997       24,825
Fannie Mae                                                    6,517      489,166
Federal Agricultural Mortgage Corp./(1)/                        295        9,428
Federated Investors Inc. Class B                              1,179       34,615
Financial Federal Corp./(1)/                                    940       28,717
Forrester Research Inc./(1)/                                  1,200       21,444
Franklin Resources Inc.                                       2,190      114,011
Freddie Mac                                                   5,279      307,871
Goldman Sachs Group Inc. (The)                                3,604      355,823
Investment Technology Group Inc./(1)/                         1,059       17,103
Janus Capital Group Inc.                                      2,282       37,448
Jefferies Group Inc.                                          1,610       53,162
JP Morgan Chase & Co.                                        15,601      573,025
Lehman Brothers Holdings Inc.                                 2,041      157,606
MBNA Corp.                                                   10,229      254,191

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.                                     7,134    $  418,409
Morgan Stanley                                               8,358       483,677
Providian Financial Corp./(1)/                               3,517        40,938
Schwab (Charles) Corp. (The)                                11,077       131,152
Seacoast Financial Services Corp.                            1,937        53,093
SLM Corp.                                                    3,234       121,857
T. Rowe Price Group Inc.                                     1,514        71,779
--------------------------------------------------------------------------------
                                                                       7,786,812
--------------------------------------------------------------------------------

ELECTRIC - 0.93%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                         5,855        55,271
Allegheny Energy Inc./(1)/                                   2,804        35,779
Ameren Corp.                                                 1,209        55,614
American Electric Power Co. Inc.                             3,056        93,239
Avista Corp.                                                 1,440        26,093
Black Hills Corp.                                            1,494        44,566
Calpine Corp./(1)/                                           2,909        13,992
CenterPoint Energy Inc.                                      3,123        30,262
CH Energy Group Inc.                                         1,119        52,481
Cinergy Corp.                                                1,322        51,307
CMS Energy Corp./(1)/                                        3,041        25,909
Consolidated Edison Inc.                                     1,490        64,085
Constellation Energy Group Inc.                              1,879        73,582
Dominion Resources Inc.                                      2,259       144,192
DTE Energy Co.                                               1,305        51,417
Duke Energy Corp.                                            6,229       127,383
Edison International/(1)/                                    3,100        67,983
Entergy Corp.                                                1,539        87,923
Exelon Corp.                                                 2,343       155,481
FirstEnergy Corp.                                            2,722        95,814
FPL Group Inc.                                               1,152        75,364
NiSource Inc.                                                2,569        56,364
PG&E Corp./(1)/                                              3,678       102,138
Pinnacle West Capital Corp.                                  1,219        48,784
PNM Resources Inc.                                           1,469        41,279
PPL Corp.                                                    1,797        78,619
Progress Energy Inc.                                         1,773        80,246
Public Service Enterprise Group Inc.                         2,035        89,133
Southern Company                                             5,010       151,552
Texas Genco Holdings Inc.                                      156         5,070
TXU Corp.                                                    2,487        58,992
Xcel Energy Inc.                                             3,895        66,137
--------------------------------------------------------------------------------
                                                                       2,206,051
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.05%
--------------------------------------------------------------------------------
American Power Conversion Corp.                              2,228        54,475
Molex Inc.                                                   2,133        74,420
--------------------------------------------------------------------------------
                                                                         128,895
--------------------------------------------------------------------------------

ELECTRONICS - 0.46%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                               4,341       126,931
Applera Corp. - Applied Biosystems Group                     2,223        46,038
ATMI Inc./(1)/                                                 323         7,474
Cymer Inc./(1)/                                                539    $   24,896
DuPont Photomasks Inc./(1)/                                    220         5,311
Electro Scientific Industries Inc./(1)/                        702        16,708
Energy Conversion Devices Inc./(1)/                            897         8,100
Exar Corp./(1)/                                                383         6,542
Fairchild Semiconductor International Inc.
   Class A/(1)/                                                427        10,662
General Cable Corp./(1)/                                       851         6,936
Hutchinson Technology Inc./(1)/                                584        17,952
II-VI Inc./(1)/                                              1,136        29,309
InVision Technologies Inc./(1)/                                500        16,785
Jabil Circuit Inc./(1)/                                      2,050        58,015
Johnson Controls Inc.                                          782        90,806
Keithley Instruments Inc.                                      863        15,793
Parker Hannifin Corp.                                        1,133        67,413
PerkinElmer Inc.                                             2,032        34,686
Photon Dynamics Inc./(1)/                                      794        31,951
Photronics Inc./(1)/                                           944        18,804
Power Integrations Inc./(1)/                                   592        19,808
Sanmina-SCI Corp./(1)/                                       5,193        65,484
Solectron Corp./(1)/                                         7,200        42,552
Symbol Technologies Inc.                                     2,463        41,600
Tektronix Inc.                                               1,897        59,945
Thermo Electron Corp./(1)/                                   2,049        51,635
Trimble Navigation Ltd./(1)/                                   915        34,075
Triumph Group Inc./(1)/                                        738        26,863
Valence Technology Inc./(1)/                                 7,757        30,563
Waters Corp./(1)/                                            1,464        48,546
Woodward Governor Co.                                          406        23,073
Zoran Corp./(1)/                                               608        10,573
--------------------------------------------------------------------------------
                                                                       1,095,829
--------------------------------------------------------------------------------

ENERGY & RELATED - 0.01%
--------------------------------------------------------------------------------
Headwaters Inc./(1)/                                         1,150        22,563
--------------------------------------------------------------------------------
                                                                          22,563
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                  1,427        56,566
--------------------------------------------------------------------------------
                                                                          56,566
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
--------------------------------------------------------------------------------
Alliance Gaming Corp./(1)/                                   1,516        37,369
Churchill Downs Inc.                                           551        19,947
International Game Technology Inc.                           2,766        98,746
Macrovision Corp./(1)/                                         845        19,089
Martha Stewart Living Omnimedia Inc.
   Class A/(1)/                                                454         4,472
Steinway Musical Instruments Inc./(1)/                       1,063        26,256
--------------------------------------------------------------------------------
                                                                         205,879
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.08%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                            2,162        30,009
Waste Connections Inc./(1)/                                    559        21,113

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL (Continued)
--------------------------------------------------------------------------------
Waste Management Inc.                                         4,457   $  131,927
--------------------------------------------------------------------------------
                                                                         183,049
--------------------------------------------------------------------------------

FOOD - 0.66%
--------------------------------------------------------------------------------
Albertson's Inc.                                              2,580       58,437
Archer-Daniels-Midland Co.                                    5,542       84,349
Campbell Soup Co.                                             3,231       86,591
ConAgra Foods Inc.                                            3,915      103,317
Del Monte Foods Co./(1)/                                        767        7,977
General Mills Inc.                                            2,277      103,148
Great Atlantic & Pacific Tea Co./(1)/                           438        3,679
Heinz (H.J.) Co.                                              2,795      101,822
Hershey Foods Corp.                                             827       63,671
IHOP Corp.                                                    1,233       47,446
J&J Snack Foods Corp./(1)/                                      737       27,829
Kellogg Co.                                                   2,747      104,606
Kroger Co./(1)/                                               6,317      116,928
Nash Finch Co.                                                  726       16,219
P.F. Chang's China Bistro Inc./(1)/                             782       39,788
Safeway Inc./(1)/                                             3,328       72,916
Sanderson Farms Inc.                                          1,313       52,914
Sara Lee Corp.                                                5,341      115,953
SUPERVALU Inc.                                                1,831       52,348
Sysco Corp.                                                   4,682      174,311
Tootsie Roll Industries Inc.                                    939       33,804
Winn-Dixie Stores Inc.                                        1,891       18,815
Wrigley (William Jr.) Co.                                     1,480       83,191
--------------------------------------------------------------------------------
                                                                       1,570,059
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.20%
--------------------------------------------------------------------------------
Georgia-Pacific Corp.                                         2,496       76,552
International Paper Co.                                       3,716      160,197
Louisiana-Pacific Corp./(1)/                                  2,977       53,229
MeadWestvaco Corp.                                            2,261       67,265
Weyerhaeuser Co.                                              1,840      117,760
--------------------------------------------------------------------------------
                                                                         475,003
--------------------------------------------------------------------------------

GAS - 0.07%
--------------------------------------------------------------------------------
Peoples Energy Corp.                                          1,052       44,226
Sempra Energy                                                 2,279       68,507
Southwestern Energy Co./(1)/                                  2,100       50,190
--------------------------------------------------------------------------------
                                                                         162,923
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.16%
--------------------------------------------------------------------------------
Baldor Electric Co.                                           1,258       28,745
Black & Decker Corp.                                            817       40,294
Emerson Electric Co.                                          2,688      174,048
Kennametal Inc.                                               1,271       50,522
SPX Corp./(1)/                                                  473       27,817
Stanley Works (The)                                           1,263       47,830
--------------------------------------------------------------------------------
                                                                         369,256
--------------------------------------------------------------------------------

HEALTH CARE - 1.71%
--------------------------------------------------------------------------------
Aetna Inc.                                                    1,708   $  115,427
Anthem Inc./(1)/                                              1,652      123,900
Bausch & Lomb Inc.                                              848       44,011
Baxter International Inc.                                     4,395      134,135
Becton, Dickinson & Co.                                       2,160       88,862
Biomet Inc.                                                   2,299       83,707
Boston Scientific Corp./(1)/                                  6,089      223,832
Cerner Corp./(1)/                                               634       23,997
Cerus Corp./(1)/                                                291        1,321
Enzon Pharmaceuticals Inc./(1)/                               1,019       12,228
Express Scripts Inc./(1)/                                     1,106       73,472
Guidant Corp.                                                 2,534      152,547
HCA Inc.                                                      4,937      212,094
Invacare Corp.                                                1,231       49,695
Johnson & Johnson                                            19,837    1,024,779
Laboratory Corp. of America Holdings/(1)/                     2,005       74,085
Medco Health Solutions Inc./(1)/                              1,460       49,625
Medtronic Inc.                                                8,327      404,775
Micro Therapeutics Inc./(1)/                                  1,072        3,463
Oxford Health Plans Inc./(1)/                                 1,062       46,197
Quest Diagnostics Inc./(1)/                                   1,414      103,378
ResMed Inc./(1)/                                                817       33,938
Respironics Inc./(1)/                                           920       41,483
St. Jude Medical Inc./(1)/                                    1,459       89,510
Stryker Corp.                                                 1,659      141,032
Tenet Healthcare Corp./(1)/                                   4,749       76,221
Triad Hospitals Inc./(1)/                                     1,116       37,129
UnitedHealth Group Inc.                                       5,154      299,860
Vital Images Inc./(1)/                                          664       11,846
WellPoint Health Networks Inc./(1)/                           1,637      158,773
Zimmer Holdings Inc./(1)/                                     1,973      138,899
--------------------------------------------------------------------------------
                                                                       4,074,221
--------------------------------------------------------------------------------

HOME BUILDERS - 0.06%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       23          552
Centex Corp.                                                    762       82,029
Champion Enterprises Inc./(1)/                                1,663       11,641
Standard-Pacific Corp.                                        1,183       57,435
--------------------------------------------------------------------------------
                                                                         151,657
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.07%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                          2,700       58,401
Libbey Inc.                                                     769       21,901
Maytag Corp.                                                  1,516       42,221
Oneida Ltd.                                                     242        1,425
Whirlpool Corp.                                                 720       52,308
--------------------------------------------------------------------------------
                                                                         176,256
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.12%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                            904       50,642
Clorox Co.                                                    1,570       76,239
Fortune Brands Inc.                                           1,354       96,797
Newell Rubbermaid Inc.                                        2,252       51,278
--------------------------------------------------------------------------------
                                                                         274,956
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

INSURANCE - 1.14%
--------------------------------------------------------------------------------
ACE Ltd.                                                      2,613   $  108,230
AFLAC Inc.                                                    4,024      145,588
Allmerica Financial Corp./(1)/                                1,581       48,647
Allstate Corp. (The)                                          5,119      220,219
Ambac Financial Group Inc.                                      992       68,835
AON Corp.                                                     2,837       67,918
Chubb Corp.                                                   1,419       96,634
CIGNA Corp.                                                   1,385       79,637
Cincinnati Financial Corp.                                    1,577       66,045
Hancock (John) Financial Services Inc.                        2,069       77,587
Hartford Financial Services Group Inc.                        2,230      131,637
Hilb, Rogal & Hamilton Co.                                      684       21,936
Jefferson-Pilot Corp.                                         1,342       67,972
Kansas City Life Insurance Co.                                1,104       51,005
Lincoln National Corp.                                        1,569       63,341
Loews Corp.                                                   1,566       77,439
Marsh & McLennan Companies Inc.                               3,693      176,858
MBIA Inc.                                                     1,260       74,630
MetLife Inc.                                                  5,950      200,336
MGIC Investment Corp.                                           863       49,139
PICO Holdings Inc./(1)/                                       1,017       15,936
Principal Financial Group Inc.                                2,797       92,497
ProAssurance Corp./(1)/                                       1,271       40,863
Progressive Corp. (The)                                       1,636      136,753
Prudential Financial Inc.                                     4,089      170,798
SAFECO Corp.                                                  1,091       42,473
St. Paul Companies Inc.                                       1,930       76,524
Travelers Property Casualty Corp. Class B                     8,282      140,546
UNUMProvident Corp.                                           2,469       38,936
XL Capital Ltd. Class A                                         966       74,913
--------------------------------------------------------------------------------
                                                                       2,723,872
--------------------------------------------------------------------------------

IRON / STEEL - 0.09%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                   3,391       44,829
Carpenter Technology Corp.                                      907       26,820
Cleveland-Cliffs Inc./(1)/                                      740       37,703
Nucor Corp.                                                   1,059       59,304
United States Steel Corp.                                     1,278       44,756
--------------------------------------------------------------------------------
                                                                         213,412
--------------------------------------------------------------------------------

LEISURE TIME - 0.08%
--------------------------------------------------------------------------------
Brunswick Corp.                                               1,511       48,095
Harley-Davidson Inc.                                          2,040       96,961
Nautilus Group Inc. (The)                                       681        9,568
Sabre Holdings Corp.                                          1,351       29,168
--------------------------------------------------------------------------------
                                                                         183,792
--------------------------------------------------------------------------------

LODGING - 0.12%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                   1,168       58,131
Hilton Hotels Corp.                                           3,594       61,565
Marriott International Inc. Class A                           2,301      106,306
Starwood Hotels & Resorts Worldwide Inc.                      1,882       67,696
--------------------------------------------------------------------------------
                                                                         293,698
--------------------------------------------------------------------------------

MACHINERY - 0.33%
--------------------------------------------------------------------------------
Caterpillar Inc.                                              2,712   $  225,150
Cummins Inc.                                                    589       28,826
Deere & Co.                                                   1,875      121,969
Dover Corp.                                                   2,353       93,532
Flowserve Corp./(1)/                                          1,364       28,480
Gardner Denver Inc./(1)/                                        697       16,637
Ingersoll-Rand Co. Class A                                    1,504      102,092
Manitowoc Co. Inc. (The)                                      1,020       31,824
NACCO Industries Inc.                                           287       25,681
Robbins & Myers Inc.                                            588       11,166
Rockwell Automation Inc.                                      2,166       77,110
Terex Corp./(1)/                                              1,198       34,119
--------------------------------------------------------------------------------
                                                                         796,586
--------------------------------------------------------------------------------

MANUFACTURERS - 1.65%
--------------------------------------------------------------------------------
Cooper Industries Ltd.                                        1,130       65,461
Danaher Corp.                                                 1,461      134,047
Eastman Kodak Co.                                             2,197       56,397
Eaton Corp.                                                     752       81,201
FMC Corp./(1)/                                                1,083       36,963
General Electric Co.                                         67,592    2,094,000
Honeywell International Inc.                                  6,741      225,352
Illinois Tool Works Inc.                                      2,316      194,336
ITT Industries Inc.                                             782       58,032
Pall Corp.                                                    1,949       52,292
Textron Inc.                                                  1,397       79,713
3M Co.                                                        5,235      445,132
Tyco International Ltd.                                      15,829      419,468
--------------------------------------------------------------------------------
                                                                       3,942,394
--------------------------------------------------------------------------------

MANUFACTURING - 0.01%
--------------------------------------------------------------------------------
Kaydon Corp.                                                  1,109       28,657
--------------------------------------------------------------------------------
                                                                          28,657
--------------------------------------------------------------------------------

MEDIA - 1.52%
--------------------------------------------------------------------------------
Acacia Research Corp. -
   Acacia Technologies Group/(1)/                             1,212        6,545
Bankrate Inc./(1)/                                            1,217       15,066
Banta Corp.                                                   1,601       64,840
Clear Channel Communications Inc.                             4,751      222,489
Comcast Corp. Class A/(1)/                                   24,588      808,208
Gannett Co. Inc.                                              2,266      202,037
Insight Communications Co. Inc./(1)/                          1,400       14,434
Knight Ridder Inc.                                              940       72,728
Liberty Media Corp. Class A/(1)/                              5,769       68,593
Lin TV Corp. Class A/(1)/                                     1,351       34,869
LodgeNet Entertainment Corp./(1)/                               851       15,556
McGraw-Hill Companies Inc. (The)                              1,709      119,493
Meredith Corp.                                                1,213       59,207
New York Times Co. Class A                                    1,441       68,865
Pegasus Communications Corp./(1)/                               134        3,763
Spanish Broadcasting System Inc.
   Class A/(1)/                                               1,399       14,689
Time Warner Inc./(1)/                                        34,755      625,242

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

MEDIA (Continued)
--------------------------------------------------------------------------------
Tribune Co.                                                   2,750   $  141,900
Univision Communications Inc. Class A/(1)/                    2,480       98,431
Viacom Inc. Class B                                          13,272      589,011
Walt Disney Co. (The)                                        15,737      367,144
Young Broadcasting Inc. Class A/(1)/                          1,100       22,044
--------------------------------------------------------------------------------
                                                                       3,635,154
--------------------------------------------------------------------------------

MINING - 0.24%
--------------------------------------------------------------------------------
Alcoa Inc.                                                    6,917      262,846
Brush Engineered Materials Inc./(1)/                            881       13,488
Newmont Mining Corp.                                          4,254      206,787
Phelps Dodge Corp./(1)/                                       1,057       80,427
Stillwater Mining Co./(1)/                                    1,830       17,513
--------------------------------------------------------------------------------
                                                                         581,061
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
Global Imaging Systems Inc./(1)/                                666       21,145
HON Industries Inc.                                           1,566       67,839
Pitney Bowes Inc.                                             1,645       66,820
Xerox Corp./(1)/                                              5,524       76,231
--------------------------------------------------------------------------------
                                                                         232,035
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 1.92%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              869       46,205
Anadarko Petroleum Corp.                                      1,844       94,062
Apache Corp.                                                  1,392      112,891
Atwood Oceanics Inc./(1)/                                       494       15,778
Burlington Resources Inc.                                     1,680       93,038
Cabot Oil & Gas Corp.                                         1,339       39,300
ChevronTexaco Corp.                                           7,779      672,028
ConocoPhillips                                                4,963      325,424
Devon Energy Corp.                                            1,877      107,477
EOG Resources Inc.                                            1,166       53,834
Evergreen Resources Inc./(1)/                                   902       29,324
Exxon Mobil Corp.                                            49,875    2,044,875
Forest Oil Corp./(1)/                                         1,124       32,113
Hanover Compressor Co./(1)/                                   1,200       13,380
Kerr-McGee Corp.                                              1,016       47,234
Kinder Morgan Inc.                                            1,181       69,797
Marathon Oil Corp.                                            3,034      100,395
Nabors Industries Ltd./(1)/                                   1,667       69,180
Noble Corp./(1)/                                              1,478       52,883
Nuevo Energy Co./(1)/                                         1,000       24,170
Occidental Petroleum Corp.                                    3,180      134,323
Penn Virginia Corp.                                             783       43,574
Plains Exploration & Production Co./(1)/                      1,313       20,207
Remington Oil & Gas Corp./(1)/                                  998       19,651
Rowan Companies Inc./(1)/                                     1,475       34,176
SEACOR SMIT Inc./(1)/                                           806       33,876
Spinnaker Exploration Co./(1)/                                1,371       44,242
Stone Energy Corp./(1)/                                         927       39,351
Transocean Inc./(1)/                                          3,576       85,860
Unocal Corp.                                                  2,331       85,851
--------------------------------------------------------------------------------
                                                                       4,584,499
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.21%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             1,806   $   58,081
CARBO Ceramics Inc.                                             968       49,610
FMC Technologies Inc./(1)/                                    1,215       28,309
Halliburton Co.                                               3,516       91,416
Schlumberger Ltd.                                             3,396      185,829
Smith International Inc./(1)/                                 1,256       52,149
Veritas DGC Inc./(1)/                                         2,400       25,152
--------------------------------------------------------------------------------
                                                                         490,546
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.03%
--------------------------------------------------------------------------------
Crown Holdings Inc./(1)/                                      2,829       25,631
Sealed Air Corp./(1)/                                         1,043       56,468
--------------------------------------------------------------------------------
                                                                          82,099
--------------------------------------------------------------------------------

PHARMACEUTICALS - 2.44%
--------------------------------------------------------------------------------
Abbott Laboratories                                          10,650      496,290
Abgenix Inc./(1)/                                             2,206       27,487
Advanced Medical Optics Inc./(1)/                             1,231       24,189
Allergan Inc.                                                   962       73,891
AmerisourceBergen Corp.                                         970       54,465
Amylin Pharmaceuticals Inc./(1)/                                896       19,909
Andrx Group/(1)/                                                810       19,472
Aphton Corp./(1)/                                             1,347        8,082
Bristol-Myers Squibb Co.                                     13,589      388,645
Cardinal Health Inc.                                          3,504      214,305
Celgene Corp./(1)/                                              961       43,264
Columbia Laboratories Inc./(1)/                               1,356        8,543
CV Therapeutics Inc./(1)/                                       368        5,395
Discovery Laboratories Inc./(1)/                              2,541       26,655
Forest Laboratories Inc./(1)/                                 2,594      160,309
Geron Corp./(1)/                                              1,178       11,745
Gilead Sciences Inc./(1)/                                     1,398       81,280
ImClone Systems Inc./(1)/                                       721       28,595
InterMune Inc./(1)/                                             632       14,637
IVAX Corp./(1)/                                               1,730       41,312
King Pharmaceuticals Inc./(1)/                                2,228       33,999
Lilly (Eli) & Co.                                             7,624      536,196
Medarex Inc./(1)/                                             1,566        9,756
MedImmune Inc./(1)/                                           1,942       49,327
Merck & Co. Inc.                                             14,985      692,307
MGI Pharma Inc./(1)/                                          1,024       42,138
Mylan Laboratories Inc.                                       2,227       56,254
Neurocrine Biosciences Inc./(1)/                                457       24,925
NPS Pharmaceuticals Inc./(1)/                                   611       18,782
OSI Pharmaceuticals Inc./(1)/                                   636       20,486
Penwest Pharmaceuticals Co./(1)/                              1,366       23,604
Pfizer Inc.                                                  52,699    1,861,856
Schering-Plough Corp.                                        10,991      191,133
Sepracor Inc./(1)/                                              925       22,135
SICOR Inc./(1)/                                               1,177       32,014
Valeant Pharmaceuticals International                           757       19,039
Watson Pharmaceuticals Inc./(1)/                              1,269       58,374
Wyeth                                                         9,110      386,719
--------------------------------------------------------------------------------
                                                                       5,827,514
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

PIPELINES - 0.04%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      5,109   $   21,867
El Paso Corp.                                                 3,735       30,590
Williams Companies Inc.                                       5,325       52,291
--------------------------------------------------------------------------------
                                                                         104,748
--------------------------------------------------------------------------------

REAL ESTATE - 0.02%
--------------------------------------------------------------------------------
LNR Property Corp.                                              942       46,638
--------------------------------------------------------------------------------
                                                                          46,638
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.39%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities Inc.                          2,514      145,561
Capital Automotive                                              732       23,424
Capstead Mortgage Corp.                                       1,495       25,086
Chelsea Property Group Inc.                                   2,156      118,170
Correctional Properties Trust                                 2,808       80,870
Equity Office Properties Trust                                4,089      117,150
Friedman, Billings, Ramsey Group, Inc.
   Class A                                                    1,610       37,159
Koger Equity Inc.                                             4,446       93,055
Mid-America Apartment Communities Inc.                        1,991       66,858
Parkway Properties Inc.                                       2,336       97,178
Pennsylvania Real Estate
   Investment Trust                                           1,917       69,588
Winston Hotels Inc.                                           4,230       43,146
--------------------------------------------------------------------------------
                                                                         917,245
--------------------------------------------------------------------------------

RETAIL - 2.59%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                          1,021       25,229
Amazon.com Inc./(1)/                                          1,609       84,698
AutoZone Inc./(1)/                                              767       65,356
Bed Bath & Beyond Inc./(1)/                                   2,327      100,875
Best Buy Co. Inc.                                             2,418      126,316
BJ's Wholesale Club Inc./(1)/                                 1,579       36,254
CarMax Inc./(1)/                                              1,102       34,085
Cato Corp. Class A                                              890       18,245
Charming Shoppes Inc./(1)/                                    2,916       15,746
Christopher & Banks Corp.                                     1,041       20,331
Circuit City Stores Inc.                                      2,699       27,341
Coach Inc./(1)/                                               1,816       68,554
CVS Corp.                                                     3,485      125,878
Darden Restaurants Inc.                                       1,895       39,871
Deb Shops Inc.                                                  805       17,308
Dillards Inc. Class A                                         1,696       27,916
Dollar General Corp.                                          2,901       60,892
Dollar Tree Stores Inc./(1)/                                  1,327       39,890
Duane Reade Inc./(1)/                                           909       15,380
eBay Inc./(1)/                                                4,380      282,904
Family Dollar Stores Inc.                                     1,582       56,762
Federated Department Stores Inc.                              1,606       75,691
Fred's Inc.                                                   1,143       35,410
Gap Inc. (The)                                                6,588      152,907
Guitar Center Inc./(1)/                                         832       27,107
Home Depot Inc.                                              15,968      566,704
Kohls Corp./(1)/                                              2,220       99,767
Limited Brands Inc.                                           4,422   $   79,729
Linens 'n Things Inc./(1)/                                    1,155       34,742
Lithia Motors Inc. Class A                                      584       14,723
Longs Drug Stores Corp.                                       1,291       31,939
Lowe's Companies Inc.                                         5,551      307,470
May Department Stores Co. (The)                               2,494       72,501
McDonald's Corp.                                             10,108      250,982
Men's Wearhouse Inc. (The)/(1)/                               1,023       25,585
Michaels Stores Inc.                                            856       37,835
Nordstrom Inc.                                                1,444       49,529
Office Depot Inc./(1)/                                        3,165       52,887
Outback Steakhouse Inc.                                       1,155       51,063
Payless ShoeSource Inc./(1)/                                  1,164       15,598
Penney (J.C.) Co. Inc. (Holding Co.)                          2,090       54,925
Priceline.com Inc./(1)/                                         474        8,485
RadioShack Corp.                                              1,759       53,966
Sears, Roebuck and Co.                                        2,201       100,12
Sonic Automotive Inc.                                           813       18,634
Sports Resorts International Inc./(1)/                        1,990       10,288
Staples Inc./(1)/                                             4,311      117,690
Starbucks Corp./(1)/                                          3,308      109,362
Target Corp.                                                  6,874      263,962
Tiffany & Co.                                                 1,631       73,721
TJX Companies Inc.                                            4,087       90,118
Toys R Us Inc./(1)/                                           2,975       37,604
Tweeter Home Entertainment Group Inc./(1)/                    1,227       11,595
Walgreen Co.                                                  7,237      263,282
Wal-Mart Stores Inc.                                         29,059    1,541,580
Wendy's International Inc.                                    1,286       50,463
Whitehall Jewellers Inc./(1)/                                   511        5,044
Yum! Brands Inc./(1)/                                         2,924      100,586
--------------------------------------------------------------------------------
                                                                       6,183,428
--------------------------------------------------------------------------------

SEMICONDUCTORS - 1.47%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              2,927       43,612
Agere Systems Inc. Class B/(1)/                              13,168       38,187
Altera Corp./(1)/                                             2,785       63,220
Analog Devices Inc.                                           2,467      112,619
Applied Materials Inc./(1)/                                  12,524      281,164
Applied Micro Circuits Corp./(1)/                             2,711       16,212
Atmel Corp./(1)/                                              2,729       16,401
Broadcom Corp. Class A/(1)/                                   2,274       77,521
Brooks Automation Inc./(1)/                                     772       18,659
Conexant Systems Inc./(1)/                                    6,086       30,247
Credence Systems Corp./(1)/                                   1,690       22,240
Cree Inc./(1)/                                                1,164       20,591
GlobespanVirata Inc./(1)/                                     2,059       12,107
Integrated Circuit Systems Inc./(1)/                            572       16,296
Integrated Device Technology Inc./(1)/                        1,040       17,857
Intel Corp.                                                  43,910    1,413,902
International Rectifier Corp./(1)/                              432       21,345
Intersil Corp. Class A                                          665       16,525
KLA-Tencor Corp./(1)/                                         1,317       77,268
Lam Research Corp./(1)/                                       1,068       34,496

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

SEMICONDUCTORS (CONTINUED)
--------------------------------------------------------------------------------
Lattice Semiconductor Corp./(1)/                              1,080   $   10,454
Linear Technology Corp.                                       2,096       88,179
LSI Logic Corp./(1)/                                          2,669       23,674
Maxim Integrated Products Inc.                                2,051      102,140
Microchip Technology Inc.                                     1,250       41,700
Micron Technology Inc./(1)/                                   4,246       57,194
Mykrolis Corp./(1)/                                           1,254       20,164
National Semiconductor Corp./(1)/                             1,652       65,105
Novellus Systems Inc./(1)/                                    1,152       48,442
NVIDIA Corp./(1)/                                             1,121       26,063
ON Semiconductor Corp./(1)/                                   4,208       27,142
QLogic Corp./(1)/                                               768       39,629
Rambus Inc./(1)/                                                854       26,218
Silicon Laboratories Inc./(1)/                                  542       23,425
Skyworks Solutions Inc./(1)/                                  1,345       11,702
Teradyne Inc./(1)/                                            1,579       40,186
Texas Instruments Inc.                                       13,145      386,200
TriQuint Semiconductor Inc./(1)/                              2,443       17,272
Vitesse Semiconductor Corp./(1)/                              2,351       13,800
Xilinx Inc./(1)/                                              2,343       90,768
--------------------------------------------------------------------------------
                                                                       3,509,926
--------------------------------------------------------------------------------

SOFTWARE - 1.88%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                            1,885       74,081
Akamai Technologies Inc./(1)/                                 2,269       24,392
Ariba Inc./(1)/                                               2,959        8,877
Automatic Data Processing Inc.                                4,233      167,669
BEA Systems Inc./(1)/                                         2,610       32,103
BMC Software Inc./(1)/                                        2,212       41,254
Borland Software Corp./(1)/                                   1,445       14,060
Cadence Design Systems Inc./(1)/                              1,943       34,935
Certegy Inc.                                                  1,201       39,393
CheckFree Corp./(1)/                                            390       10,784
Citrix Systems Inc./(1)/                                      1,574       33,385
Computer Associates International Inc.                        4,780      130,685
Compuware Corp./(1)/                                          4,480       27,059
EarthLink Inc./(1)/                                           1,378       13,780
Electronic Arts Inc./(1)/                                     2,153      102,870
First Data Corp.                                              5,307      218,065
Fiserv Inc./(1)/                                              1,919       75,820
IMPAC Medical Systems Inc./(1)/                                 539       13,777
IMS Health Inc.                                               2,213       55,015
Inter-Tel Inc.                                                  788       19,684
Intuit Inc./(1)/                                              1,653       87,460
Macromedia Inc./(1)/                                            629       11,221
Manhattan Associates Inc./(1)/                                  635       17,551
Mercury Interactive Corp./(1)/                                  978       47,570
Microsoft Corp.                                              73,245    2,017,167
NetIQ Corp./(1)/                                              1,095       14,509
Network Associates Inc./(1)/                                  1,298       19,522
NIC Inc./(1)/                                                 3,561       28,595
Novell Inc./(1)/                                              3,779       39,755
Oracle Corp./(1)/                                            35,985      475,002
PalmSource Inc./(1)/                                            471       10,263
PeopleSoft Inc./(1)/                                          3,003   $   68,468
Per-Se Technologies Inc./(1)/                                 1,424       21,730
Pinnacle Systems Inc./(1)/                                    1,321       11,268
Roxio Inc./(1)/                                                 992        4,752
SAFLINK Corp./(1)/                                            5,650       15,142
Siebel Systems Inc./(1)/                                      4,636       64,301
Symantec Corp./(1)/                                           2,302       79,764
Take-Two Interactive Software Inc./(1)/                         828       23,855
Total System Services Inc.                                    1,319       41,060
Vignette Corp./(1)/                                           4,086        9,275
Vitria Technology Inc./(1)/                                     365        2,592
Websense Inc./(1)/                                              669       19,562
Yahoo! Inc./(1)/                                              4,553      205,659
--------------------------------------------------------------------------------
                                                                       4,473,731
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.39%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                              3,613       10,731
Andrew Corp./(1)/                                             3,309       38,087
Avaya Inc./(1)/                                               4,601       59,537
CIENA Corp./(1)/                                              5,047       33,512
Comverse Technology Inc./(1)/                                 1,999       35,162
JDS Uniphase Corp./(1)/                                      11,585       42,285
Motorola Inc.                                                17,804      250,502
QUALCOMM Inc.                                                 5,501      296,669
RF Micro Devices Inc./(1)/                                    2,494       25,065
Scientific-Atlanta Inc.                                       1,712       46,738
Sonus Networks Inc./(1)/                                      3,491       26,392
Tellabs Inc./(1)/                                             3,732       31,461
Terayon Communication Systems Inc./(1)/                       4,426       19,917
Tollgrade Communications Inc./(1)/                              600       10,518
--------------------------------------------------------------------------------
                                                                         926,576
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.68%
--------------------------------------------------------------------------------
Aether Systems Inc./(1)/                                      1,136        5,396
AT&T Wireless Services Inc./(1)/                             20,125      160,799
Avocent Corp./(1)/                                              802       29,289
C-COR.net Corp./(1)/                                          1,187       13,211
Charter Communications Inc. Class A/(1)/                      7,316       29,410
Corning Inc./(1)/                                            11,558      120,550
Dobson Communications Corp. Class A/(1)/                      2,587       16,997
EchoStar Communications Corp./(1)/                            2,070       70,380
Emulex Corp./(1)/                                               880       23,478
InterDigital Communications Corp./(1)/                          735       15,170
Intrado Inc./(1)/                                             1,249       27,416
MRV Communications Inc./(1)/                                  4,770       17,935
Nextel Communications Inc. Class A/(1)/                       7,847      220,187
Price Communications Corp./(1)/                               1,422       19,524
Qwest Communications International Inc./(1)/                 11,056       47,762
Sprint Corp. (PCS Group)/(1)/                                 7,319       41,133
United Online Inc./(1)/                                         568        9,537
Verizon Communications Inc.                                  20,553      720,999
WebEx Communications Inc./(1)/                                  708       14,231
Western Wireless Corp. Class A/(1)/                           1,278       23,464
--------------------------------------------------------------------------------
                                                                       1,626,868
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

TELEPHONE - 0.62%
--------------------------------------------------------------------------------
Alltel Corp.                                                 2,374   $   110,581
AT&T Corp.                                                   5,795       117,639
BellSouth Corp.                                             14,003       396,285
CenturyTel Inc.                                              1,740        56,759
SBC Communications Inc.                                     24,989       651,463
Sprint Corp. (FON Group)                                     7,335       120,441
Telephone & Data Systems Inc.                                  581        36,342
--------------------------------------------------------------------------------
                                                                       1,489,510
--------------------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------------------
Cintas Corp.                                                 1,538        77,100
G&K Services Inc. Class A                                    1,121        41,197
UniFirst Corp.                                               1,540        36,513
--------------------------------------------------------------------------------
                                                                         154,810
--------------------------------------------------------------------------------

TOBACCO - 0.36%
--------------------------------------------------------------------------------
Altria Group Inc.                                           13,684       744,683
R.J. Reynolds Tobacco Holdings Inc.                            889        51,695
UST Inc.                                                     1,635        58,353
--------------------------------------------------------------------------------
                                                                         854,731
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                              862        16,895
Hasbro Inc.                                                  2,452        52,179
Mattel Inc.                                                  2,833        54,592
--------------------------------------------------------------------------------
                                                                         123,666
--------------------------------------------------------------------------------

TRANSPORTATION - 0.56%
--------------------------------------------------------------------------------
Arkansas Best Corp.                                            967        30,354
Burlington Northern Santa Fe Corp.                           2,834        91,680
CSX Corp.                                                    1,811        65,087
Dollar Thrifty Automotive Group Inc./(1)/                    1,000        25,940
EGL Inc./(1)/                                                1,600        28,096
FedEx Corp.                                                  2,349       158,558
Hunt (J.B.) Transport Services Inc./(1)/                     1,834        49,536
Kansas City Southern Industries Inc./(1)/                    2,135        30,573
Norfolk Southern Corp.                                       2,814        66,551
Overseas Shipholding Group Inc.                              1,258        42,835
SCS Transportation Inc./(1)/                                   850        14,943
Union Pacific Corp.                                          1,579       109,709
United Parcel Service Inc. Class B                           7,439       554,577
USF Corp.                                                      896        30,634
Yellow Roadway Corp./(1)/                                      950        34,362
--------------------------------------------------------------------------------
                                                                       1,333,435
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
--------------------------------------------------------------------------------
GATX Corp.                                                     819        22,916
--------------------------------------------------------------------------------
                                                                          22,916
--------------------------------------------------------------------------------

WATER - 0.02%
--------------------------------------------------------------------------------
Middlesex Water Co.                                          2,409        48,909
--------------------------------------------------------------------------------
                                                                          48,909
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $76,476,838)                                                   87,351,723
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS--12.15%

AUSTRALIA--0.60%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                           26,790   $   246,054
Coles Myer Ltd.                                             11,370        64,764
Coles Myer Ltd. ADR                                          2,154        97,792
Commonwealth Bank of Australia                               9,097       201,854
National Australia Bank Ltd.                                   452        10,200
National Australia Bank Ltd. ADR                             1,547       173,341
News Corp. Ltd.                                              3,553        32,097
News Corp. Ltd. ADR                                          1,839        66,388
Rio Tinto PLC ADR                                            1,334       148,488
Westpac Banking Corp.                                        1,989        23,963
Westpac Banking Corp. ADR                                    3,428       207,120
Woolworths Ltd.                                             17,671       157,108
--------------------------------------------------------------------------------
                                                                       1,429,169
--------------------------------------------------------------------------------

BELGIUM - 0.13%
--------------------------------------------------------------------------------
Electrabel SA                                                  499       156,850
Fortis                                                       7,732       155,459
--------------------------------------------------------------------------------
                                                                         312,309
--------------------------------------------------------------------------------

DENMARK - 0.10%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                         2,986       122,307
TDC A/S ADR                                                  5,683       103,203
--------------------------------------------------------------------------------
                                                                         225,510
--------------------------------------------------------------------------------

FINLAND - 0.26%
--------------------------------------------------------------------------------
Nokia OYJ                                                    8,565       148,115
Nokia OYJ ADR                                                5,571        94,707
Outokumpu OYJ                                                1,378        18,720
Rautaruukki OYJ/(1)/                                        16,680       122,870
Stora Enso OYJ Class R                                         806        10,858
TietoEnator OYJ                                              1,214        33,229
Uponor OYJ                                                   6,358       200,492
--------------------------------------------------------------------------------
                                                                         628,991
--------------------------------------------------------------------------------

FRANCE - 1.21%
--------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                          8,456       108,660
Autoroutes du Sud de la France SA                            4,468       149,910
Aventis SA ADR                                               4,046       268,088
AXA ADR                                                      8,435       181,099
BNP Paribas SA                                               3,111       195,889
Carrefour SA                                                 1,881       103,256
Compagnie de Saint-Gobain SA                                 2,111       103,340
France Telecom SA/(1)/                                       3,262        93,235
France Telecom SA ADR/(1)/                                   1,356        38,768
Groupe Danone                                                  423        69,042
Lafarge SA                                                     996        88,695
L'Air Liquide SA                                               465        82,114
L'Oreal SA                                                     963        78,954
LVMH Moet Hennessy Louis Vuitton SA                          2,139       155,676
PSA Peugeot Citroen                                          1,574        80,209
Renault SA                                                   1,110        76,585

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

FRANCE (Continued)
--------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                          1,202   $   90,514
Schneider Electric SA                                         1,326       86,805
Societe Generale Class A                                      1,455      128,469
STMicroelectronics NV                                         2,254       61,126
Suez SA                                                       4,212       84,633
Total SA                                                        286       53,174
Total SA ADR                                                  4,234      391,687
Vivendi Universal SA/(1)/                                     3,263       79,311
Vivendi Universal SA ADR/(1)/                                 1,492       36,226
--------------------------------------------------------------------------------
                                                                       2,885,465
--------------------------------------------------------------------------------

GERMANY - 0.81%
--------------------------------------------------------------------------------
Allianz AG                                                      958      120,934
BASF AG                                                       2,371      133,324
Bayer AG                                                      3,450      101,045
DaimlerChrysler AG                                            4,553      210,440
Deutsche Bank AG                                              2,524      209,166
Deutsche Telekom AG/(1)/                                      1,053       19,272
Deutsche Telekom AG ADR/(1)/                                  8,004      145,113
E.ON AG                                                       4,392      286,632
Muenchener Rueckversicherungs-
  Gesellschaft AG                                               527       63,894
RWE AG                                                        2,668      105,569
SAP AG                                                          326       54,751
SAP AG ADR                                                    2,437      101,282
Schering AG                                                   1,975      100,020
Siemens AG                                                    3,425      274,328
--------------------------------------------------------------------------------
                                                                       1,925,770
--------------------------------------------------------------------------------

HONG KONG - 0.24%
--------------------------------------------------------------------------------
Bank of East Asia Ltd.                                       33,400      102,606
Cheung Kong (Holdings) Ltd.                                  13,000      103,399
CLP Holdings Ltd.                                             7,000       33,361
Hang Seng Bank Ltd.                                             900       11,824
Hong Kong & China Gas Co. Ltd.                               47,300       72,197
Hongkong Electric Holdings Ltd.                               8,000       31,635
Sun Hung Kai Properties Ltd.                                 12,000       99,310
Swire Pacific Ltd. Class A                                   12,000       74,038
Wharf Holdings Ltd.                                          15,000       41,540
--------------------------------------------------------------------------------
                                                                         569,910
--------------------------------------------------------------------------------

IRELAND - 0.09%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                    3,923      124,555
Bank of Ireland                                               6,979       95,248
--------------------------------------------------------------------------------
                                                                         219,803
--------------------------------------------------------------------------------

ITALY - 0.50%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                    2,418       64,049
Banca Intesa SpA                                             25,101       98,150
Benetton Group SpA ADR                                        4,882      112,628
ENI-Ente Nazionale Idrocarburi SpA                            1,976       37,287
ENI-Ente Nazionale Idrocarburi SpA ADR                        1,560      148,169
Fiat SpA/(1)/                                                 4,063       31,159
Fiat SpA ADR                                                  4,478       34,660
Sanpaolo IMI SpA ADR                                          5,997   $  155,502
Seat Pagine Gaille SpA/(1)/                                  42,325       40,307
Telecom Italia Media SpA/(1)/                                98,654       49,028
Telecom Italia Mobile SpA                                     9,763       53,076
Telecom Italia SpA/(1)/                                      33,452       99,157
Unicredito Italiano SpA                                      50,787      274,178
--------------------------------------------------------------------------------
                                                                       1,197,350
--------------------------------------------------------------------------------

JAPAN - 2.54%
--------------------------------------------------------------------------------
Ajinomoto Co. Inc.                                            5,000       57,525
Bridgestone Corp.                                             4,000       53,784
Canon Inc. ADR                                                3,272      155,878
Chubu Electric Power Co. Inc.                                 2,900       60,479
Dai Nippon Printing Co. Ltd.                                  7,000       98,302
Daiwa Securities Group Inc.                                  14,000       95,232
East Japan Railway Co.                                           21       98,955
Fuji Photo Film Co. Ltd. ADR                                  2,462       80,754
Hitachi Ltd. ADR                                              1,460       87,702
Honda Motor Co. Ltd.                                            600       26,649
Honda Motor Co. Ltd. ADR                                      5,418      121,905
Ito-Yokado Co. Ltd.                                           2,842       89,368
Ito-Yokado Co. Ltd. ADR/(2)/                                    159        3,797
Japan Airlines System Corp. ADR                               7,202       93,626
Kansai Electric Power Co. Inc.                                2,600       45,561
Kao Corp.                                                     2,000       40,683
Kirin Brewery Co. Ltd. ADR                                   23,264      199,838
Kubota Corp. ADR                                              7,268      152,265
Kyocera Corp. ADR                                             1,046       70,082
Makita Corp.                                                 10,000      100,121
Makita Corp. ADR                                              3,040       30,288
Matsushita Electric Industrial
   Co. Ltd.                                                   1,000       13,829
Matsushita Electric Industrial
   Co. Ltd. ADR                                               7,599      105,930
Millea Holdings Inc. ADR                                      3,608      243,179
Mitsubishi Corp. ADR                                          7,259      154,980
Mitsubishi Estate Co. Ltd.                                   11,000      104,283
Mitsubishi Heavy Industries Ltd.                             22,000       61,174
Mitsubishi Tokyo Financial Group Inc.                            16      124,811
Mitsui & Co. Ltd. ADR                                           980      155,820
Mitsui Sumitomo Insurance Co. Ltd.                            8,000       65,690
Mizuho Financial Group Inc./(1)/                                 33      100,075
Murata Manufacturing Co. Ltd.                                 1,200       64,832
NEC Corp. ADR                                                11,218       84,236
Nikko Cordial Corp.                                          13,000       72,418
Nintendo Co. Ltd.                                               700       65,317
Nippon Oil Corp.                                             16,000       81,515
Nippon Steel Corp.                                           39,000       83,699
Nippon Telegraph & Telephone
   Corp. ADR                                                  6,022      147,900
Nissan Motor Co. Ltd.                                           900       10,279
Nissan Motor Co. Ltd. ADR                                     4,959      111,379
Nomura Holdings Inc.                                          8,000      136,232
NTT DoCoMo Inc.                                                  61      138,313
Oki Electric Industry Co. Ltd./(1)/                          80,000      312,774

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Pioneer Corp. ADR                                             4,237   $  119,356
Ricoh Corp. Ltd. ADR                                          1,092      107,835
Rohm Co. Ltd.                                                   600       70,318
Secom Co. Ltd.                                                2,000       74,648
Seven-Eleven Japan Co. Ltd.                                   2,000       60,651
Sharp Corp.                                                   6,000       94,672
Shin-Etsu Chemical Co. Ltd.                                   1,900       77,652
Sony Corp.                                                    1,400       48,465
Sony Corp. ADR                                                1,998       69,271
Sumitomo Mitsui Financial Group Inc.                             19      101,232
Takeda Chemical Industries Ltd.                               3,100      122,936
Takefuji Corp.                                                  890       41,606
Tohoku Electric Power Co. Inc.                                3,500       58,034
Tokyo Electric Power Co. Inc. (The)                           4,100       89,904
Tokyo Electron Ltd.                                           1,100       83,550
Tokyo Gas Co. Ltd.                                           18,000       64,160
Toshiba Corp.                                                20,000       75,767
Toyota Motor Corp.                                            2,400       81,067
Toyota Motor Corp. ADR                                        3,637      250,044
UFJ Holdings Inc./(1)/                                           20       96,109
Yamanouchi Pharmaceutical Co. Ltd.                            2,200       68,359
--------------------------------------------------------------------------------
                                                                       6,057,095
--------------------------------------------------------------------------------

NETHERLANDS - 0.64%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                       8,148      191,315
Aegon NV ADR                                                  4,753       70,344
Akzo Nobel NV ADR                                             2,640      100,848
ING Groep NV                                                  3,555       82,911
ING Groep NV ADR                                              3,618       84,697
Koninklijke Ahold NV/(1)/                                     1,360       10,361
Koninklijke Ahold NV ADR/(1)/                                 6,465       50,168
Koninklijke KPN NV/(1)/                                       9,968       76,948
Koninklijke Philips Electronics NV                            1,196       34,924
Koninklijke Philips Electronics NV NY                         4,729      137,567
Reed Elsevier NV ADR                                          4,916      121,671
Royal Dutch Petroleum Co.                                     8,175      431,022
Unilever NV CVA                                               2,168      141,789
--------------------------------------------------------------------------------
                                                                       1,534,565
--------------------------------------------------------------------------------

NEW ZEALAND - 0.03%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd. ADR                         2,178       61,529
--------------------------------------------------------------------------------
                                                                          61,529
--------------------------------------------------------------------------------

NORWAY - 0.05%
--------------------------------------------------------------------------------
DNB NOR ASA                                                  18,782      125,352
--------------------------------------------------------------------------------
                                                                         125,352
--------------------------------------------------------------------------------

PANAMA - 0.09%
--------------------------------------------------------------------------------
Carnival Corp.                                                5,204      206,755
--------------------------------------------------------------------------------
                                                                         206,755
--------------------------------------------------------------------------------

PORTUGAL - 0.07%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                         35,196       78,578
Portugal Telecom SGPS SA                                      8,527   $   85,829
--------------------------------------------------------------------------------
                                                                         164,407
--------------------------------------------------------------------------------

SINGAPORE - 0.09%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd./(1)/                                   10,000       10,187
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                                1,089       10,966
Haw Par Corp. Ltd.                                           60,081      157,782
United Overseas Bank Ltd.                                     5,000       38,862
--------------------------------------------------------------------------------
                                                                         217,797
--------------------------------------------------------------------------------

SPAIN - 0.48%
--------------------------------------------------------------------------------
Altadis SA                                                    3,804      107,959
Antena 3 Television SA/(1)/                                   1,586       69,898
Banco Bilbao Vizcaya
   Argentaria SA                                              3,466       47,872
Banco Bilbao Vizcaya
   Argentaria SA ADR                                          8,683      120,260
Banco Santander Central
   Hispano SA ADR                                            25,209      302,760
Iberdrola SA                                                  5,442      107,563
Repsol YPF SA                                                 2,454       47,854
Repsol YPF SA ADR                                             5,256      102,755
Telefonica SA                                                 4,337       63,676
Telefonica SA ADR                                             4,032      178,174
--------------------------------------------------------------------------------
                                                                       1,148,771
--------------------------------------------------------------------------------

SWEDEN - 0.23%
--------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                                   1,079       25,643
Hoganas AB Class B                                            5,606      119,984
Nordea AB                                                     7,836       58,808
Securitas AB Class B                                          2,542       34,269
SSAB Svenskt Stal AB Series A                                 5,278       94,259
SSAB Svenskt Stal AB Series B                                 5,413       92,909
Svenska Cellulosa AB Class B                                    398       16,262
Telefonaktiebolaget LM
   Ericsson AB ADR/(1)/                                       2,312       40,922
Telefonaktiebolaget LM
   Ericsson Class B/(1)/                                     39,271       70,407
--------------------------------------------------------------------------------
                                                                         553,463
--------------------------------------------------------------------------------

SWITZERLAND - 0.89%
--------------------------------------------------------------------------------
Adecco SA ADR                                                 6,256      100,784
Compagnie Financiere Richemont AG                             3,159       75,862
Credit Suisse Group                                           5,673      207,563
Lonza Group AG - Registered                                   4,110      236,281
Nestle SA                                                     1,397      349,038
Novartis AG                                                   8,148      369,929
Roche Holding AG - Genusschein                                2,695      271,843
Swiss Re                                                        868       58,604
UBS AG - Registered                                           4,697      321,679
Zurich Financial Services AG/(1)/                               977      140,615
--------------------------------------------------------------------------------
                                                                       2,132,198
--------------------------------------------------------------------------------

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

UNITED KINGDOM - 3.10%
--------------------------------------------------------------------------------
AstraZeneca PLC                                             1,739   $     83,430
AstraZeneca PLC ADR                                         5,300        256,414
Aviva PLC                                                  11,291         99,092
BAA PLC                                                    10,837         96,272
Barclays PLC/(3)/                                           1,145         10,213
Barclays PLC ADR/(3)/                                       6,340        230,459
BG Group PLC                                               32,487        166,764
BHP Billiton PLC                                           17,365        151,699
BP PLC                                                     56,199        455,739
BP PLC ADR                                                  4,878        240,729
British American Tobacco PLC                               14,100        194,357
British Sky Broadcasting Group
   PLC ADR/(1)/                                             2,090        106,465
British Telecom PLC ADR                                     3,066        104,919
BT Group PLC                                                3,383         11,401
Cadbury Schweppes PLC ADR                                   6,075        181,582
Centrica PLC                                               28,125        106,234
Compass Group PLC                                          26,995        183,635
Diageo PLC ADR                                              4,633        244,900
GlaxoSmithKline PLC                                         1,903         43,605
GlaxoSmithKline PLC ADR                                    10,144        472,913
GUS PLC                                                     7,001         96,942
Hanson PLC ADR                                              4,693        171,295
HBOS PLC                                                   16,633        215,426
Hong Kong & Shanghai Banking ADR                            1,585        124,930
HSBC Holdings PLC                                          29,432        462,598
Imperial Tobacco Group PLC                                  6,024        118,623
Kesa Electricals PLC                                       10,525         48,469
Kingfisher PLC                                             19,064         95,045
Lloyds TSB Group PLC                                       20,955        168,056
Marks & Spencer Group PLC                                  12,483         64,581
National Grid Transco PLC                                  14,061        100,748
Pearson PLC                                                 7,193         80,092
Prudential Corp. PLC                                        8,569         72,442
Reckitt Benckiser PLC                                       3,907         88,406
Reed International PLC                                     11,558         96,677
Reuters Group PLC                                           5,469         23,007
Reuters Group PLC ADR                                       1,502         38,121
Rio Tinto PLC                                               1,088         30,053
Royal Bank of Scotland Group PLC                           11,074        326,305
Scottish & Southern Energy PLC                              8,551        103,020
Scottish Power PLC                                         15,240        101,557
Shell Transport & Trading Co. PLC                          35,223        261,991
Tesco PLC                                                  35,282        162,795
Unilever PLC                                               13,800        128,646
Vodafone Group PLC                                        118,581        294,005
Vodafone Group PLC ADR                                     14,928        373,797
WPP Group PLC                                               9,416         92,455
--------------------------------------------------------------------------------
                                                                       7,380,904
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $26,563,822)                                                   28,977,113
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $103,040,660)                                                $116,328,836
--------------------------------------------------------------------------------

                                                        Shares or
Security                                                Principal          Value
--------------------------------------------------------------------------------

PREFERRED STOCKS--0.05%

AUSTRALIA - 0.05%
--------------------------------------------------------------------------------
News Corp. Ltd. (The)                                      16,358   $    123,249
--------------------------------------------------------------------------------
                                                                         123,249
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $107,505)                                                         123,249
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 49.63%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   6.25%, 05/15/30                                    $   510,000        588,532
   8.00%, 11/15/21                                        565,000        763,059
  10.75%, 08/15/05                                        900,000      1,031,555
U.S. Treasury Notes
   1.13%, 06/30/05                                      2,310,000      2,297,637
   1.50%, 02/28/05                                      9,165,000      9,186,125
   1.63%, 01/31/05                                      3,490,000      3,503,496
   1.63%, 03/31/05                                      1,740,000      1,745,982
   1.63%, 04/30/05                                      3,630,000      3,640,919
   1.88%, 11/30/05                                      2,185,000      2,189,097
   2.00%, 08/31/05                                      2,365,000      2,380,242
   2.00%, 05/15/06                                      3,325,000      3,325,648
   3.25%, 08/15/07                                      4,665,000      4,758,482
   3.25%, 08/15/08                                      1,875,000      1,886,426
   3.38%, 11/15/08                                      1,185,000      1,194,397
   3.50%, 11/15/06                                      2,125,000      2,196,470
   3.88%, 02/15/13                                      4,895,000      4,791,745
   4.00%, 11/15/12                                      4,700,000      4,654,838
   4.38%, 05/15/07                                      2,480,000      2,626,184
   4.75%, 11/15/08                                      5,570,000      5,962,947
   4.88%, 02/15/12                                      2,300,000      2,435,842
   5.00%, 02/15/11                                      1,610,000      1,729,051
   5.00%, 08/15/11                                      5,780,000      6,185,502
   5.50%, 05/15/09                                        395,000        439,268
   5.63%, 05/15/08                                     10,200,000     11,298,887
   5.75%, 11/15/05                                      7,635,000      8,197,486
   5.75%, 08/15/10                                      1,100,000      1,233,375
   6.00%, 08/15/09                                      1,220,000      1,381,888
   6.13%, 08/15/07                                      2,630,000      2,943,443
   6.50%, 10/15/06                                      8,190,000      9,122,571
   6.75%, 05/15/05                                      8,235,000      8,828,175
   6.88%, 05/15/06                                      2,690,000      2,990,419
   7.00%, 07/15/06                                      2,530,000      2,833,896
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $116,979,224)                                                 118,343,584
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--34.12%

MONEY MARKET FUNDS - 17.73%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        29,767,584     29,767,584

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                        Shares or
Security                                                 Principal         Value
--------------------------------------------------------------------------------

MONEY MARKET FUNDS (Continued)
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                          9,990,753   $ 9,990,753
BlackRock Temp Cash
   Money Market Fund/(4)/                                  358,219       358,219
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                    2,158,600     2,158,600
--------------------------------------------------------------------------------
                                                                      42,275,156
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 7.40%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                              $  454,125       454,099
   1.12%, 09/15/04/(4)(5)/                                 908,250       908,187
   1.13%, 10/12/04/(4)(5)/                                 454,125       454,090
   1.20%, 08/23/04/(4)(5)/                                 454,125       454,375
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                 908,250       908,216
   1.11%, 04/19/04/(4)(5)/                                 399,630       399,624
   1.16%, 07/15/04/(4)(5)/                                 454,125       454,213
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                 908,250       908,199
   1.24%, 08/09/04/(4)/                                    227,063       227,042
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                 454,125       454,125
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                    908,250       908,250
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                    181,650       181,650
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                 980,910       980,802
   1.12%, 08/16/04/(4)(5)/                                 227,063       227,042
   1.13%, 05/17/04/(4)/                                    454,125       454,117
   1.14%, 04/13/04/(4)/                                    454,125       454,119
Links Finance LLC
   1.10%, 06/28/04/(4)/                                    454,125       454,081
   1.10%, 07/20/04/(4)/                                    363,300       363,260
   1.11%, 03/29/04/(4)/                                    454,125       454,125
   1.14%, 05/04/04/(4)/                                    454,125       454,118
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                 681,188       681,188
   1.17%, 12/28/04/(4)(5)/                                 908,250       908,250
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                    454,125       454,125
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                    908,250       908,112
   1.10%, 07/20/04/(4)/                                    454,125       454,075
   1.13%, 07/01/04/(4)/                                    454,125       454,070
   1.24%, 08/06/04/(4)/                                    227,063       227,049
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                                 272,475       272,427
   1.10%, 07/06/04/(4)(5)/                                 272,475       272,461
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                                 454,125       454,061

Security                                                 Principal         Value
--------------------------------------------------------------------------------

FLOATING RATE NOTES (Continued)
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                              $  454,125   $   454,080
   1.12%, 04/20/04/(4)(5)/                                 454,125       454,125
   1.12%, 11/15/04/(4)(5)/                                 544,950       544,950
   1.13%, 07/06/04/(4)(5)/                                 544,950       544,924
--------------------------------------------------------------------------------
                                                                      17,637,631
--------------------------------------------------------------------------------

TIME DEPOSITS - 2.76%
--------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                                    908,250       908,139
Bank of New York
   1.39%, 11/01/04/(4)/                                    908,250       908,175
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                    681,188       681,136
   1.42%, 10/29/04/(4)/                                    681,188       681,230
Canadian Imperial Bank of
   Commerce
   1.24%, 10/07/04/(4)/                                    681,188       681,110
   1.40%, 10/29/04/(4)/                                    908,250       908,232
SunTrust Bank
   0.81%, 01/02/04/(4)/                                  1,135,313     1,135,313
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                    681,188       681,131
--------------------------------------------------------------------------------
                                                                       6,584,466
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.66%
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                  2,724,751     2,724,751
Merrill Lynch
   0.98%, 01/02/04/(4)/                                    908,250       908,250
   0.98%, 01/02/04/(4)/                                    908,250       908,250
   1.00%, 01/02/04/(4)/                                  1,816,501     1,816,501
--------------------------------------------------------------------------------
                                                                       6,357,752
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.64%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                    454,125       454,056
   1.09%, 01/09/04/(4)/                                    454,125       454,029
   1.10%, 01/20/04/(4)/                                    454,125       453,875
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                    454,125       454,056
   1.09%, 01/20/04/(4)/                                    454,125       453,878
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                    272,475       272,384
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                    454,125       453,836
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                    908,250       907,865
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                                    999,075       998,714
Preferred Receivables Funding Corp.
   1.09%, 01/12/04/(4)/                                    817,425       817,178
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                    571,934       571,869
--------------------------------------------------------------------------------
                                                                       6,291,740
--------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal       Value
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.93%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Corporation
   1.15%, 05/12/04/(4)/                               $  681,188   $    678,337
   1.28%, 08/19/04/(4)/                                  363,300        360,329
Federal National
   Mortgage Association
   1.28%, 08/20/04/(4)/                                1,180,725      1,171,029
-------------------------------------------------------------------------------
                                                                      2,209,695
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $81,356,440)                                                  81,356,440
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 132.58%
(Cost $301,483,829)                                                 316,152,109
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (32.58%)                           (77,696,904)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $238,455,205
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the board of trustees. See note 1.
/(3)/ Issuer is an affiliate of the master portfolio's investment advisor. See note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under rule 144a of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 64.45%

U.S. COMMON STOCKS - 48.85%

ADVERTISING - 0.13%
--------------------------------------------------------------------------------
ADVO Inc.                                                     3,829   $  121,609
Getty Images Inc./(1)/                                        1,068       53,539
Interpublic Group of Companies Inc./(1)/                      7,672      119,683
Omnicom Group Inc.                                            3,485      304,345
--------------------------------------------------------------------------------
                                                                         599,176
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.66%
--------------------------------------------------------------------------------

Boeing Co. (The)                                             16,153      680,687
General Dynamics Corp.                                        3,699      334,353
Goodrich (B.F.) Co.                                           3,386      100,530
L-3 Communications Holdings Inc./(1)/                         1,378       70,774
Lockheed Martin Corp.                                         8,473      435,512
Northrop Grumman Corp.                                        3,426      327,526
Raytheon Co.                                                  7,278      218,631
Rockwell Collins Inc.                                         4,473      134,324
United Technologies Corp.                                     8,515      806,967
--------------------------------------------------------------------------------
                                                                       3,109,304
--------------------------------------------------------------------------------

AIRLINES - 0.13%
--------------------------------------------------------------------------------
Alaska Air Group Inc./(1)/                                      818       22,323
AMR Corp./(1)/                                                4,102       53,121
Continental Airlines Inc. Class B/(1)/                        1,228       19,980
Delta Air Lines Inc.                                          2,604       30,753
JetBlue Airways Corp./(1)/                                    1,444       38,295
Northwest Airlines Corp./(1)/                                 5,186       65,447
Southwest Airlines Co.                                       22,727      366,814
--------------------------------------------------------------------------------
                                                                         596,733
--------------------------------------------------------------------------------

APPAREL - 0.13%
--------------------------------------------------------------------------------

Jones Apparel Group Inc.                                      2,625       92,479
Liz Claiborne Inc.                                            2,526       89,572
Nike Inc. Class B                                             4,365      298,828
VF Corp.                                                      2,478      107,149
Warnaco Group Inc. (The)/(1)/                                   612        9,761
--------------------------------------------------------------------------------
                                                                         597,789
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.28%
--------------------------------------------------------------------------------
Ford Motor Company                                           32,537      520,592
General Motors Corp.                                         10,074      537,952
Navistar International Corp./(1)/                             1,405       67,285
PACCAR Inc.                                                   2,100      178,752
--------------------------------------------------------------------------------
                                                                       1,304,581
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
--------------------------------------------------------------------------------
ArvinMeritor Inc.                                             1,636       39,460
Autoliv Inc.                                                  2,202       82,905
BorgWarner Inc.                                                 792       67,375
Cooper Tire & Rubber Co.                                      3,722       79,576
Dana Corp.                                                    3,879       71,180
Delphi Corp.                                                  9,252       94,463
Goodyear Tire & Rubber Co. (The)/(1)/                         3,998   $   31,424
Lear Corp.                                                    1,014       62,189
Standard Motor Products Inc.                                  5,802       70,494
Visteon Corp.                                                 6,236       64,917
--------------------------------------------------------------------------------
                                                                         663,983
--------------------------------------------------------------------------------

BANKS - 3.86%
--------------------------------------------------------------------------------
ABC Bancorp                                                   2,058       32,866
AmSouth Bancorp                                               5,365      131,442
Associated Bancorp                                            2,254       96,133
Bank of America Corp.                                        28,946    2,328,127
Bank of New York Co. Inc. (The)                              14,942      494,879
Bank One Corp.                                               20,956      955,384
Banknorth Group Inc.                                          2,240       72,867
BB&T Corp.                                                    9,650      372,876
Bryn Mawr Bank Corp.                                          2,756       67,494
Cascade Bancorp                                               7,113      136,996
CB Bancshares Inc.                                              123        7,810
Charter One Financial Inc.                                    3,341      115,432
City National Corp.                                             579       35,967
CoBiz Inc.                                                    2,969       54,689
Columbia Bancorp                                              3,220      102,879
Comerica Inc.                                                 2,784      156,071
Commerce Bancorp Inc.                                           633       33,346
Commerce Bancshares Inc.                                      2,784      136,472
Commercial Federal Corp.                                      1,797       47,998
Compass Bancshares Inc.                                       2,313       90,924
Connecticut Bankshares Inc.                                   5,162      266,049
Downey Financial Corp.                                        1,199       59,111
Fifth Third Bancorp                                           9,909      585,622
First Bancorp                                                   712       28,160
First Oak Brook Bancshares Class A                            2,614       78,446
First Place Financial Corp.                                   5,134      100,267
First Tennessee National Corp.                                1,773       78,189
FirstMerit Corp.                                              3,609       97,335
FleetBoston Financial Corp.                                  20,760      906,174
Fulton Financial Corp.                                        4,436       97,193
German American Bancorp                                       1,377       24,098
Golden West Financial Corp.                                   2,176      224,541
Greene County Bancshares Inc.                                   495       11,524
GreenPoint Financial Corp.                                    2,332       82,366
Hibernia Corp. Class A                                        3,716       87,363
Horizon Financial Corp.                                      25,671      449,499
Hudson United Bancorp                                         1,661       61,374
Huntington Bancshares Inc.                                    5,164      116,190
Independence Community Bank Corp.                             1,345       48,380
ITLA Capital Corp./(1)/                                       1,702       85,270
KeyCorp                                                       6,886      201,898
M&T Bank Corp.                                                  788       77,460
Marshall & Ilsley Corp.                                       4,488      171,666
Mellon Financial Corp.                                        8,062      258,871
Mercantile Bankshares Corp.                                   1,662       75,754
National City Corp.                                          10,941      371,338
National Commerce Financial Corp.                             3,613       98,563
New York Community Bancorp Inc.                               3,358      127,772

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
DECEMBER 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
North Fork Bancorp Inc.                                      2,213   $    89,560
Northern Trust Corp.                                         4,210       195,428
Park National Corp.                                            397        44,921
Peoples Bancorp Inc.                                         2,282        67,342
PFF Bancorp Inc.                                             1,957        71,000
PNC Financial Services Group                                 4,551       249,076
Popular Inc.                                                 2,196        98,688
Prosperity Bancshares Inc.                                   8,790       197,951
Provident Financial Group Inc.                                 897        28,659
Regions Financial Corp.                                      3,480       129,456
Silicon Valley Bancshares/(1)/                               1,423        51,328
SouthTrust Corp.                                             5,487       179,590
Sovereign Bancorp Inc.                                       7,658       181,878
State Bancorp Inc.                                           1,369        33,212
State Street Corp.                                           6,390       332,791
SunTrust Banks Inc.                                          4,872       348,348
Synovus Financial Corp.                                      6,241       180,490
TCF Financial Corp.                                            813        41,748
Trustmark Corp.                                                528        15,455
U.S. Bancorp                                                37,413     1,114,159
Union Planters Corp.                                         3,313       104,326
UnionBanCal Corp.                                              830        47,758
Valley National Bancorp                                      3,838       112,070
Wachovia Corp.                                              25,290     1,178,261
Washington Mutual Inc.                                      15,352       615,922
Wells Fargo & Company                                       32,553     1,917,046
Westamerica Bancorp                                          1,162        57,751
Wilmington Trust Corp.                                       1,928        69,408
Zions Bancorporation                                         1,741       106,776
--------------------------------------------------------------------------------
                                                                      18,201,523
--------------------------------------------------------------------------------

BEVERAGES - 1.19%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                               21,197     1,116,658
Brown-Forman Corp. Class B                                   1,035        96,721
Coca-Cola Co. (The)                                         50,103     2,542,727
Coca-Cola Enterprises Inc.                                   8,033       175,682
Pepsi Bottling Group Inc.                                    4,843       117,104
PepsiAmericas Inc.                                           3,757        64,320
PepsiCo Inc.                                                32,647     1,522,003
--------------------------------------------------------------------------------
                                                                       5,635,215
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.62%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                             23,385     1,445,193
Applera Corp. - Celera Genomics Group/(1)/                   3,155        43,886
Biogen Idec Inc./(1)/                                        5,450       200,451
Cephalon Inc./(1)/                                           1,058        51,218
Charles River Laboratories
   International Inc./(1)/                                   1,492        51,220
Chiron Corp./(1)/                                            3,444       196,274
CuraGen Corp./(1)/                                           2,949        21,616
Gene Logic Inc./(1)/                                         3,692        19,161
Genentech Inc./(1)/                                          3,512       328,618
Genzyme Corp. - General Division/(1)/                        3,730       184,038
Human Genome Sciences Inc./(1)/                              3,777        50,045
ICOS Corp./(1)/                                              1,093        45,119
Immunomedics Inc./(1)/                                       1,487   $     6,781
Incyte Corp./(1)/                                            3,261        22,305
Invitrogen Corp./(1)/                                          980        68,600
Millennium Pharmaceuticals Inc./(1)/                         6,343       118,424
Protein Design Labs Inc./(1)/                                2,862        51,230
--------------------------------------------------------------------------------
                                                                       2,904,179
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.16%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                        1,198       120,639
Masco Corp.                                                  8,472       232,218
Rayonier Inc.                                                3,924       162,894
Texas Industries Inc.                                        3,556       131,572
Vulcan Materials Co.                                         2,418       115,024
--------------------------------------------------------------------------------
                                                                         762,347
--------------------------------------------------------------------------------

CHEMICALS - 0.72%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                3,999       211,267
Ashland Inc.                                                 1,466        64,592
Cabot Corp.                                                  2,044        65,081
Crompton Corp.                                               5,117        36,689
Dow Chemical Co. (The)                                      16,909       702,907
Du Pont (E.I.) de Nemours and Co.                           18,110       831,068
Eastman Chemical Co.                                           954        37,712
Engelhard Corp.                                              2,696        80,745
Great Lakes Chemical Corp.                                   4,142       112,621
Hercules Inc./(1)/                                           3,071        37,466
IMC Global Inc.                                              4,536        45,042
Lubrizol Corp.                                               2,406        78,243
Millennium Chemicals Inc.                                    5,399        68,459
Monsanto Co.                                                 4,426       127,380
PPG Industries Inc.                                          2,850       182,457
Praxair Inc.                                                 5,252       200,626
Rogers Corp./(1)/                                            1,800        79,416
Rohm & Haas Co.                                              4,236       180,920
Sherwin-Williams Co. (The)                                   3,046       105,818
Sigma-Aldrich Corp.                                          1,509        86,285
Valspar Corp. (The)                                          1,692        83,619
--------------------------------------------------------------------------------
                                                                       3,418,413
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.80%
--------------------------------------------------------------------------------
Apollo Group Inc. Class A/(1)/                               3,234       219,912
Arbitron Inc./(1)/                                           2,434       101,546
Block (H & R) Inc.                                           3,021       167,273
Career Education Corp./(1)/                                  1,678        67,237
Caremark Rx Inc./(1)/                                        4,227       107,070
Cendant Corp./(1)/                                          19,944       444,153
Concord EFS Inc./(1)/                                        8,906       132,165
Convergys Corp./(1)/                                         3,984        69,561
Corporate Executive Board Co. (The)/(1)/                       800        37,336
CorVel Corp./(1)/                                            1,606        60,386
Deluxe Corp.                                                 1,845        76,254
DeVry Inc./(1)/                                              2,008        50,461
Donnelley (R.R.) & Sons Co.                                  3,224        97,204
Dun & Bradstreet Corp./(1)/                                  2,225       112,830
Ecolab Inc.                                                  4,246       116,213

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
DECEMBER 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Equifax Inc.                                                 3,621   $    88,714
Fair Isaac Corp.                                               861        42,327
First Health Group Corp./(1)/                                3,580        69,667
Hudson Highland Group Inc./(1)/                                214         5,104
InterActiveCorp/(1)/                                         6,305       213,929
Iron Mountain Inc./(1)/                                      1,524        60,259
ITT Educational Services Inc./(1)/                           1,131        53,123
Landauer Inc.                                                2,867       116,916
Manpower Inc.                                                2,235       105,224
McKesson Corp.                                               5,372       172,764
Monster Worldwide Inc./(1)/                                  2,855        62,696
Moody's Corp.                                                2,637       159,670
MPS Group Inc./(1)/                                          3,618        33,828
Paychex Inc.                                                 6,862       255,266
Plexus Corp./(1)/                                            2,649        45,483
Robert Half International Inc./(1)/                          4,899       114,343
ServiceMaster Co. (The)                                      6,219        72,451
Strayer Education Inc.                                         289        31,452
United Rentals Inc./(1)/                                     2,358        45,415
Valassis Communications Inc./(1)/                            1,915        56,205
Viad Corp.                                                   3,142        78,550
Weight Watchers International Inc./(1)/                        722        27,703
--------------------------------------------------------------------------------
                                                                       3,770,690
--------------------------------------------------------------------------------

COMPUTERS - 2.72%
--------------------------------------------------------------------------------
Affiliated Computer Services Inc.
   Class A/(1)/                                              1,677        91,329
Apple Computer Inc./(1)/                                     6,781       144,910
Brocade Communications Systems Inc./(1)/                     6,198        35,824
CACI International Inc. Class A/(1)/                           661        32,138
Ceridian Corp./(1)/                                          3,668        76,808
Cisco Systems Inc./(1)/                                    129,991     3,157,481
Computer Sciences Corp./(1)/                                 3,544       156,751
Dell Inc./(1)/                                              48,054     1,631,914
Diebold Inc.                                                 1,424        76,711
DST Systems Inc./(1)/                                        1,881        78,551
Echelon Corp./(1)/                                           3,549        39,536
Electronic Data Systems Corp.                                8,583       210,627
EMC Corp./(1)/                                              45,318       585,510
Enterasys Networks Inc./(1)/                                 6,817        25,564
Extreme Networks Inc./(1)/                                   3,955        28,516
FactSet Research Systems Inc.                                2,017        77,070
Foundry Networks Inc./(1)/                                   2,198        60,137
Gateway Inc./(1)/                                            7,585        34,891
Hewlett-Packard Co.                                         60,162     1,381,921
Hyperion Solutions Corp./(1)/                                1,320        39,785
Imation Corp.                                                1,262        44,359
International Business Machines Corp.                       31,934     2,959,643
Internet Security Systems Inc./(1)/                          1,993        37,528
Juniper Networks Inc./(1)/                                   5,686       106,214
Lexmark International Inc./(1)/                              2,412       189,680
McDATA Corp. Class A/(1)/                                    2,565        24,444
Mindspeed Technologies Inc./(1)/                            10,008        68,555
NCR Corp./(1)/                                               2,315        89,822
Network Appliance Inc./(1)/                                  6,764       138,865
PalmOne Inc./(1)/                                            2,007   $    23,582
Quantum Corp./(1)/                                           4,547        14,187
RSA Security Inc./(1)/                                       2,238        31,780
SanDisk Corp./(1)/                                           1,360        83,150
Seagate Technology Inc./(2)/                                 4,153            --
Storage Technology Corp./(1)/                                2,084        53,663
Sun Microsystems Inc./(1)/                                  55,871       250,861
SunGard Data Systems Inc./(1)/                               5,182       143,593
Synopsys Inc./(1)/                                           2,394        80,821
3Com Corp./(1)/                                              4,989        40,760
Unisys Corp./(1)/                                            6,082        90,318
VeriSign Inc./(1)/                                           3,620        59,006
Veritas Software Corp./(1)/                                  8,095       300,810
Western Digital Corp./(1)/                                   3,357        39,579
--------------------------------------------------------------------------------
                                                                      12,837,194
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.01%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                     890        56,141
Avon Products Inc.                                           3,970       267,935
Colgate-Palmolive Co.                                        9,627       481,831
Estee Lauder Companies Inc. Class A                          1,621        63,640
Gillette Co. (The)                                          18,849       692,324
International Flavors & Fragrances Inc.                      2,202        76,894
Kimberly-Clark Corp.                                        10,762       635,927
Procter & Gamble Co.                                        24,845     2,481,519
--------------------------------------------------------------------------------
                                                                       4,756,211
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.16%
--------------------------------------------------------------------------------
CDW Corp.                                                    1,549        89,470
Costco Wholesale Corp./(1)/                                  9,065       337,037
Fastenal Co.                                                 2,162       107,970
Genuine Parts Co.                                            3,031       100,629
Grainger (W.W.) Inc.                                         1,371        64,972
Tech Data Corp./(1)/                                         1,216        48,263
--------------------------------------------------------------------------------
                                                                         748,341
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 4.30%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc./(1)/                            604        42,032
American Express Co.                                        23,729     1,144,450
American International Group Inc.                           53,701     3,559,302
AmeriCredit Corp./(1)/                                       2,265        36,081
Bear Stearns Companies Inc. (The)                            1,627       130,079
Capital One Financial Corp.                                  4,726       289,657
CIT Group Inc.                                               3,677       132,188
Citigroup Inc.                                             102,414     4,971,176
Citigroup Inc. Warrants
   (Expires 12/31/50)/(1)/                                     800           848
Countrywide Financial Corp.                                  3,587       272,099
E*TRADE Financial Corp./(1)/                                11,458       144,944
Edwards (A.G.) Inc.                                          1,777        64,381
Fannie Mae                                                  18,130     1,360,838
Federated Investors Inc. Class B                             2,741        80,476
Franklin Resources Inc.                                      4,772       248,430
Freddie Mac                                                 14,568       849,606
Goldman Sachs Group Inc. (The)                               9,159       904,268

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
DECEMBER 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Janus Capital Group Inc.                                     4,559   $    74,813
Jefferies Group Inc.                                         1,224        40,416
JP Morgan Chase & Co.                                       40,002     1,469,273
Knight Trading Group Inc./(1)/                               1,767        25,869
Legg Mason Inc.                                              1,025        79,109
Lehman Brothers Holdings Inc.                                5,356       413,590
MBNA Corp.                                                  24,907       618,939
Merrill Lynch & Co. Inc.                                    18,412     1,079,864
Metris Companies Inc./(1)/                                   8,929        39,645
Morgan Stanley                                              21,161     1,224,587
Providian Financial Corp./(1)/                               5,546        64,555
Raymond James Financial Inc.                                 1,837        69,255
Schwab (Charles) Corp. (The)                                26,443       313,085
SEI Investment Co.                                           1,551        47,259
SLM Corp.                                                    7,679       289,345
T. Rowe Price Group Inc.                                     2,731       129,477
World Acceptance Corp./(1)/                                  3,873        77,111
--------------------------------------------------------------------------------
                                                                      20,287,047
--------------------------------------------------------------------------------

ELECTRIC - 1.26%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                        12,748       120,341
Allegheny Energy Inc./(1)/                                   5,296        67,577
Ameren Corp.                                                 2,786       128,156
American Electric Power Co. Inc.                            10,910       332,864
Calpine Corp./(1)/                                           5,088        24,473
CenterPoint Energy Inc.                                      6,613        64,080
Cinergy Corp.                                                3,035       117,788
CMS Energy Corp./(1)/                                        3,467        29,539
Consolidated Edison Inc.                                     3,888       167,223
Constellation Energy Group Inc.                              3,465       135,689
Dominion Resources Inc.                                      6,779       432,704
DTE Energy Co.                                               2,706       106,616
Duke Energy Corp.                                           18,231       372,824
Duquesne Light Holdings Inc.                                 5,064        92,874
Edison International/(1)/                                    6,610       144,957
Energy East Corp.                                            1,851        41,462
Entergy Corp.                                                4,381       250,287
Exelon Corp.                                                 6,650       441,294
FirstEnergy Corp.                                            6,705       236,016
FPL Group Inc.                                               3,426       224,129
Hawaiian Electric Industries Inc.                            1,913        90,619
NiSource Inc.                                                5,049       110,775
Pepco Holdings Inc.                                          1,967        38,435
PG&E Corp./(1)/                                              8,509       236,295
Pinnacle West Capital Corp.                                  2,273        90,965
PNM Resources Inc.                                           2,830        79,523
PPL Corp.                                                    3,145       137,594
Progress Energy Inc.                                         4,774       216,071
Public Service Enterprise Group Inc.                         4,053       177,521
Reliant Resources Inc./(1)/                                  5,215        38,382
SCANA Corp.                                                  2,510        85,967
Southern Company                                            14,758       446,429
TECO Energy Inc.                                             2,969        42,783
Texas Genco Holdings Inc.                                      330        10,725
TXU Corp.                                                    4,833       114,639
UIL Holdings Corp.                                             698   $    31,480
Wisconsin Energy Corp.                                       1,979        66,198
WPS Resources Corp.                                          5,079       234,802
Xcel Energy Inc.                                             8,316       141,206
--------------------------------------------------------------------------------
                                                                       5,921,302
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.07%
--------------------------------------------------------------------------------
American Power Conversion Corp.                              4,905       119,927
Energizer Holdings Inc./(1)/                                 1,649        61,936
Molex Inc.                                                   3,912       136,490
Power-One Inc./(1)/                                          3,507        37,981
--------------------------------------------------------------------------------
                                                                         356,334
--------------------------------------------------------------------------------

ELECTRONICS - 0.44%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                               9,411       275,178
Applera Corp. - Applied Biosystems Group                     4,728        97,917
Arrow Electronics Inc./(1)/                                  2,688        62,200
Avnet Inc./(1)/                                              2,495        54,042
Benchmark Electronics Inc./(1)/                              1,024        35,645
Cabot Microelectronics Corp./(1)/                            1,180        57,820
Cognex Corp.                                                 1,047        29,567
Cymer Inc./(1)/                                                702        32,425
Fairchild Semiconductor International Inc.
   Class A/(1)/                                              3,300        82,401
Gentex Corp.                                                 1,374        60,676
Jabil Circuit Inc./(1)/                                      4,317       122,171
Johnson Controls Inc.                                        1,433       166,400
Mettler Toledo International Inc./(1)/                       1,285        54,240
Millipore Corp./(1)/                                         1,603        69,009
Parker Hannifin Corp.                                        2,016       119,952
PerkinElmer Inc.                                             3,441        58,738
Sanmina-SCI Corp./(1)/                                      10,043       126,642
Solectron Corp./(1)/                                        13,777        81,422
Symbol Technologies Inc.                                     5,372        90,733
Tektronix Inc.                                               3,209       101,404
Thermo Electron Corp./(1)/                                   4,296       108,259
Valence Technology Inc./(1)/                                12,355        48,679
Vishay Intertechnology Inc./(1)/                             2,914        66,731
Waters Corp./(1)/                                            2,438        80,844
--------------------------------------------------------------------------------
                                                                       2,083,095
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.05%
--------------------------------------------------------------------------------
EMCOR Group Inc./(1)/                                        2,103        92,322
Fluor Corp.                                                  1,858        73,651
Jacobs Engineering Group Inc./(1)/                           1,200        57,612
--------------------------------------------------------------------------------
                                                                         223,585
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.08%
--------------------------------------------------------------------------------
Hollywood Entertainment Corp./(1)/                           1,445        19,869
International Game Technology Inc.                           6,203       221,447
International Speedway Corp. Class A                         2,475       110,533
Speedway Motorsports Inc.                                    1,201        34,733
--------------------------------------------------------------------------------
                                                                         386,582
--------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.11%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                             4,993   $   69,303
Republic Services Inc.                                        2,446       62,691
Waste Management Inc.                                        13,953      413,009
--------------------------------------------------------------------------------
                                                                         545,003
--------------------------------------------------------------------------------

FOOD - 0.92%
--------------------------------------------------------------------------------
Albertson's Inc.                                             10,786      244,303
Applebee's International Inc.                                   715       28,078
Archer-Daniels-Midland Co.                                   12,294      187,115
Campbell Soup Co.                                             6,646      178,113
CEC Entertainment Inc./(1)/                                     924       43,788
ConAgra Foods Inc.                                            9,238      243,791
Dean Foods Co./(1)/                                           2,313       76,028
Del Monte Foods Co./(1)/                                      2,078       21,611
Flowers Foods Inc.                                            5,074      130,909
General Mills Inc.                                            6,613      299,569
Heinz (H.J.) Co.                                              5,626      204,955
Hershey Foods Corp.                                           1,722      132,577
Hormel Foods Corp.                                            2,904       74,952
IHOP Corp.                                                      728       28,013
Kellogg Co.                                                   6,771      257,840
Kraft Foods Inc.                                              4,009      129,170
Kroger Co./(1)/                                              16,875      312,356
McCormick & Co. Inc.                                          4,311      129,761
Safeway Inc./(1)/                                            12,159      266,404
Sara Lee Corp.                                               13,314      289,047
Smucker (J.M.) Co. (The)                                      2,541      115,082
Sonic Corp./(1)/                                              1,005       30,773
SUPERVALU Inc.                                                4,133      118,162
Sysco Corp.                                                  11,399      424,385
Tyson Foods Inc. Class A                                      4,356       57,673
Whole Foods Market Inc./(1)/                                  1,113       74,716
Winn-Dixie Stores Inc.                                        4,064       40,437
Wrigley (William Jr.) Co.                                     3,269      183,750
--------------------------------------------------------------------------------
                                                                       4,323,358
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.29%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                           1,475       48,468
Bowater Inc.                                                  1,416       65,575
Georgia-Pacific Corp.                                         5,026      154,147
International Paper Co.                                       9,239      398,293
Louisiana-Pacific Corp./(1)/                                  4,121       73,683
MeadWestvaco Corp.                                            4,080      121,380
Plum Creek Timber Co. Inc.                                    3,870      117,841
Potlatch Corp.                                                1,787       62,134
Temple-Inland Inc.                                              930       58,283
Weyerhaeuser Co.                                              4,092      261,888
--------------------------------------------------------------------------------
                                                                       1,361,692
--------------------------------------------------------------------------------

GAS - 0.05%
--------------------------------------------------------------------------------
AGL Resources Inc.                                            1,229       35,764
KeySpan Corp.                                                 2,175       80,040
Sempra Energy                                                 3,995      120,090
--------------------------------------------------------------------------------
                                                                         235,894
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.16%
--------------------------------------------------------------------------------
Black & Decker Corp.                                          1,392   $   68,653
Emerson Electric Co.                                          8,058      521,755
SPX Corp./(1)/                                                1,351       79,452
Stanley Works (The)                                           1,997       75,626
--------------------------------------------------------------------------------
                                                                         745,486
--------------------------------------------------------------------------------

HEALTH CARE - 2.31%
--------------------------------------------------------------------------------
Accredo Health Inc./(1)/                                      1,396       44,128
Aetna Inc.                                                    2,709      183,074
Anthem Inc./(1)/                                              2,434      182,550
Apogent Technologies Inc./(1)/                                3,990       91,930
Apria Healthcare Group Inc./(1)/                              2,955       84,129
Bard (C.R.) Inc.                                              1,274      103,512
Bausch & Lomb Inc.                                            1,749       90,773
Baxter International Inc.                                    10,552      322,047
Beckman Coulter Inc.                                          1,804       91,697
Becton, Dickinson & Co.                                       4,039      166,164
Biomet Inc.                                                   5,253      191,262
Bio-Rad Laboratories Inc. Class A/(1)/                          737       42,503
Boston Scientific Corp./(1)/                                 15,001      551,437
Cerner Corp./(1)/                                             1,587       60,068
Covance Inc./(1)/                                             2,892       77,506
Edwards Lifesciences Corp./(1)/                               1,062       31,945
Enzon Pharmaceuticals Inc./(1)/                               2,024       24,288
Express Scripts Inc./(1)/                                     1,280       85,030
Guidant Corp.                                                 5,711      343,802
HCA Inc.                                                      9,413      404,382
Health Management Associates Inc.
   Class A                                                    5,070      121,680
Health Net Inc./(1)/                                          2,138       69,913
Henry Schein Inc./(1)/                                          769       51,969
Humana Inc./(1)/                                              4,790      109,451
IGEN International Inc./(1)/                                    790       46,539
Invacare Corp.                                                3,365      135,845
Johnson & Johnson                                            54,601    2,820,688
Kindred Healthcare Inc./(1)/                                    825       42,883
Laboratory Corp. of America Holdings/(1)/                     2,458       90,823
Lincare Holdings Inc./(1)/                                    1,652       49,610
Manor Care Inc.                                               3,051      105,473
Medco Health Solutions Inc./(1)/                              9,165      311,518
Medtronic Inc.                                               22,145    1,076,468
Oxford Health Plans Inc./(1)/                                 1,575       68,512
PacifiCare Health Systems Inc./(1)/                             953       64,423
Patterson Dental Co./(1)/                                       880       56,461
Pediatrix Medical Group Inc./(1)/                               602       33,164
Quest Diagnostics Inc./(1)/                                   1,778      129,990
Renal Care Group Inc./(1)/                                    2,696      111,075
ResMed Inc./(1)/                                              1,585       65,841
Respironics Inc./(1)/                                           794       35,801
St. Jude Medical Inc./(1)/                                    2,931      179,817
Stryker Corp.                                                 3,316      281,893
Tenet Healthcare Corp./(1)/                                   8,652      138,865
Triad Hospitals Inc./(1)/                                     1,668       55,494
UnitedHealth Group Inc.                                      10,670      620,781
Universal Health Services Inc. Class B                        1,122       60,274

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

HEALTH CARE (Continued)
--------------------------------------------------------------------------------
Varian Medical Systems Inc./(1)/                               922   $    63,710
Viasys Healthcare Inc./(1)/                                  3,574        73,624
Vital Images Inc./(1)/                                       4,449        79,370
WebMD Corp./(1)/                                             3,224        28,984
WellPoint Health Networks Inc./(1)/                          2,766       268,274
Zimmer Holdings Inc./(1)/                                    4,095       288,288
--------------------------------------------------------------------------------
                                                                      10,909,728
--------------------------------------------------------------------------------

HOME BUILDERS - 0.10%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                      26           624
Centex Corp.                                                 1,160       124,874
Lennar Corp. Class A                                           778        74,688
Lennar Corp. Class B                                            57         5,210
M.D.C. Holdings Inc.                                         1,521        98,104
Pulte Homes Inc.                                             1,394       130,506
Thor Industries Inc.                                           618        34,744
--------------------------------------------------------------------------------
                                                                         468,750
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.10%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                                   2,929       122,667
Furniture Brands International Inc.                          1,818        53,322
Leggett & Platt Inc.                                         5,350       115,720
Maytag Corp.                                                 2,209        61,521
Polycom Inc./(1)/                                            3,190        62,269
Whirlpool Corp.                                                814        59,137
--------------------------------------------------------------------------------
                                                                         474,636
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.14%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                         1,887       105,710
Clorox Co.                                                   3,152       153,061
Fortune Brands Inc.                                          2,369       169,360
Newell Rubbermaid Inc.                                       5,049       114,966
Tupperware Corp.                                             4,287        74,337
Yankee Candle Co. Inc. (The)/(1)/                            1,519        41,514
--------------------------------------------------------------------------------
                                                                         658,948
--------------------------------------------------------------------------------

INSURANCE - 1.50%
--------------------------------------------------------------------------------
ACE Ltd.                                                     6,347       262,893
AFLAC Inc.                                                   9,888       357,748
Allmerica Financial Corp./(1)/                               3,652       112,372
Allstate Corp. (The)                                        13,313       572,725
Ambac Financial Group Inc.                                   1,719       119,281
American National Insurance Co.                                949        80,067
AmerUs Group Co.                                               658        23,010
AON Corp.                                                    5,241       125,470
Chubb Corp.                                                  3,435       233,923
CIGNA Corp.                                                  2,979       171,292
Cincinnati Financial Corp.                                   3,872       162,159
CNA Financial Corp./(1)/                                     1,884        45,404
Commerce Group Inc.                                          1,366        53,957
Fidelity National Financial Inc.                             1,776        68,873
Hancock (John) Financial Services Inc.                       5,335       200,063
Hartford Financial Services Group Inc.                       5,386       317,936
Jefferson-Pilot Corp.                                        2,062       104,440
Lincoln National Corp.                                       3,212   $   129,668
Loews Corp.                                                  2,866       141,724
Marsh & McLennan Companies Inc.                              9,743       466,592
MBIA Inc.                                                    2,442       144,640
MetLife Inc.                                                14,482       487,609
MGIC Investment Corp.                                        1,704        97,026
MONY Group Inc. (The)/(1)/                                   2,295        71,811
Nationwide Financial Services Inc.                           1,195        39,507
Old Republic International Corp.                             3,288        83,384
PMI Group Inc. (The)                                         1,886        70,216
Principal Financial Group Inc.                               5,759       190,450
Progressive Corp. (The)                                      4,133       345,477
Protective Life Corp.                                        2,023        68,458
Prudential Financial Inc.                                   10,071       420,666
Radian Group Inc.                                            1,491        72,686
SAFECO Corp.                                                 2,842       110,639
St. Paul Companies Inc.                                      3,644       144,485
StanCorp Financial Group Inc.                                1,030        64,766
Stewart Information Services Corp.                           1,418        57,500
Torchmark Corp.                                              1,871        85,205
Travelers Property Casualty Corp. Class B                   19,330       328,030
Unitrin Inc.                                                 2,788       115,451
UNUMProvident Corp.                                          6,177        97,411
XL Capital Ltd. Class A                                      3,169       245,756
--------------------------------------------------------------------------------
                                                                       7,090,770
--------------------------------------------------------------------------------

IRON / STEEL - 0.06%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                  3,799        50,223
Nucor Corp.                                                  1,357        75,992
United States Steel Corp.                                    4,693       164,349
--------------------------------------------------------------------------------
                                                                         290,564
--------------------------------------------------------------------------------

LEISURE TIME - 0.12%
--------------------------------------------------------------------------------
Callaway Golf Co.                                            4,025        67,821
Harley-Davidson Inc.                                         5,415       257,375
Polaris Industries Inc.                                      1,894       167,771
Sabre Holdings Corp.                                         3,377        72,909
--------------------------------------------------------------------------------
                                                                         565,876
--------------------------------------------------------------------------------

LODGING - 0.16%
--------------------------------------------------------------------------------
Extended Stay America Inc.                                   1,778        25,745
Harrah's Entertainment Inc.                                  2,108       104,915
Hilton Hotels Corp.                                          8,029       137,537
Mandalay Resort Group                                        1,147        51,294
Marriott International Inc. Class A                          4,324       199,769
MGM Mirage/(1)/                                              1,313        49,382
Park Place Entertainment Corp./(1)/                          5,994        64,915
Starwood Hotels & Resorts Worldwide Inc.                     3,465       124,636
--------------------------------------------------------------------------------
                                                                         758,193
--------------------------------------------------------------------------------

MACHINERY - 0.42%
--------------------------------------------------------------------------------
AGCO Corp./(1)/                                              2,791        56,211
Albany International Corp. Class A                           1,612        54,647
Briggs & Stratton Corp.                                      2,451       165,197

LIFEPATH 2010 MASTER PORTFOLIO
Schedule of Investments (continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

MACHINERY (Continued)
--------------------------------------------------------------------------------
Caterpillar Inc.                                             6,691   $   555,487
Cummins Inc.                                                   910        44,535
Deere & Co.                                                  4,293       279,260
Dover Corp.                                                  4,348       172,833
Graco Inc.                                                   1,586        63,599
Idex Corp.                                                   3,440       143,070
Ingersoll-Rand Co. Class A                                   3,168       215,044
Kadant Inc./(1)/                                             2,901        62,807
Rockwell Automation Inc.                                     4,473       159,239
--------------------------------------------------------------------------------
                                                                       1,971,929
--------------------------------------------------------------------------------

MANUFACTURERS - 2.26%
--------------------------------------------------------------------------------
Cooper Industries Ltd.                                       1,851       107,228
Crane Co.                                                    4,389       134,918
Danaher Corp.                                                3,037       278,645
Eastman Kodak Co.                                            6,037       154,970
Eaton Corp.                                                  1,216       131,304
FMC Corp./(1)/                                               1,248        42,594
General Electric Co.                                       195,072     6,043,331
Harsco Corp.                                                 1,632        71,514
Honeywell International Inc.                                16,647       556,509
Illinois Tool Works Inc.                                     5,777       484,748
ITT Industries Inc.                                          1,429       106,046
Pall Corp.                                                   3,146        84,407
Roper Industries Inc.                                        1,463        72,067
Textron Inc.                                                 2,745       156,630
3M Co.                                                      14,445     1,228,258
Tyco International Ltd.                                     38,859     1,029,764
--------------------------------------------------------------------------------
                                                                      10,682,933
--------------------------------------------------------------------------------

MEDIA - 2.09%
--------------------------------------------------------------------------------
Bankrate Inc./(1)/                                           2,172        26,889
Belo (A.H.) Corp.                                            4,255       120,587
Cablevision Systems Corp./(1)/                               1,220        28,536
Clear Channel Communications Inc.                           12,327       577,273
Comcast Corp. Class A/(1)/                                  64,487     2,119,688
Dow Jones & Co. Inc.                                         1,891        94,266
Fox Entertainment Group Inc. Class A/(1)/                    3,238        94,388
Gannett Co. Inc.                                             4,647       414,327
Gemstar-TV Guide International Inc./(1)/                     4,845        24,467
Hughes Electronics Corp./(1)/                               11,193       185,249
Knight Ridder Inc.                                           1,246        96,403
Lee Enterprises Inc.                                         1,521        66,392
Liberty Corp.                                                1,080        48,805
Liberty Media Corp. Class A/(1)/                            40,454       480,998
McClatchy Co. (The) Class A                                  2,329       160,235
McGraw-Hill Companies Inc. (The)                             2,729       190,812
Media General Inc. Class A                                     585        38,084
New York Times Co. Class A                                   2,368       113,167
Radio One Inc. Class D/(1)/                                  1,975        38,118
Readers Digest Association Inc. (The)                        2,477        36,313
Time Warner Inc./(1)/                                       89,981     1,618,758
Tribune Co.                                                  5,293       273,119
UnitedGlobalCom Inc. Class A/(1)/                            1,561        13,237
Univision Communications Inc. Class A/(1)/                   6,617       262,629
Viacom Inc. Class B                                         35,238   $ 1,563,862
Walt Disney Co. (The)                                       40,059       934,576
Washington Post Company (The) Class B                          119        94,177
Westwood One Inc./(1)/                                       1,950        66,710
Young Broadcasting Inc. Class A/(1)/                         3,300        66,132
--------------------------------------------------------------------------------
                                                                       9,848,197
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.06%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                    3,592       163,118
Worthington Industries Inc.                                  6,188       111,570
--------------------------------------------------------------------------------
                                                                         274,688
--------------------------------------------------------------------------------

MINING - 0.30%
--------------------------------------------------------------------------------
Alcoa Inc.                                                  16,897       642,086
Arch Coal Inc.                                               2,641        82,320
Freeport-McMoRan Copper & Gold Inc.                          3,384       142,568
Newmont Mining Corp.                                         8,545       415,372
Phelps Dodge Corp./(1)/                                      1,657       126,081
--------------------------------------------------------------------------------
                                                                       1,408,427
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.15%
--------------------------------------------------------------------------------
Herman Miller Inc.                                           3,790        91,983
HON Industries Inc.                                          3,698       160,197
Imagistics International Inc./(1)/                           2,817       105,638
Pitney Bowes Inc.                                            4,006       162,724
Xerox Corp./(1)/                                            14,806       204,323
--------------------------------------------------------------------------------
                                                                         724,865
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 2.56%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                           1,659        88,209
Anadarko Petroleum Corp.                                     4,548       231,993
Apache Corp.                                                 3,070       248,977
Burlington Resources Inc.                                    3,380       187,184
ChevronTexaco Corp.                                         21,048     1,818,337
ConocoPhillips                                              13,155       862,573
Cross Timbers Royalty Trust                                     17           485
Devon Energy Corp.                                           4,400       251,944
Diamond Offshore Drilling Inc.                               1,343        27,545
Energen Corp.                                                2,206        90,512
ENSCO International Inc.                                     2,663        72,354
EOG Resources Inc.                                           2,882       133,062
Evergreen Resources Inc./(1)/                                1,307        42,491
Exxon Mobil Corp.                                          134,064     5,496,624
Forest Oil Corp./(1)/                                        1,425        40,712
Houston Exploration Co./(1)/                                 2,087        76,217
Kerr-McGee Corp.                                             1,712        79,591
Kinder Morgan Inc.                                           2,142       126,592
Marathon Oil Corp.                                           5,957       197,117
Murphy Oil Corp.                                             1,446        94,438
Nabors Industries Ltd./(1)/                                  3,175       131,763
Newfield Exploration Co./(1)/                                1,533        68,280
Noble Corp./(1)/                                             2,768        99,039
Noble Energy Inc.                                            2,424       107,698
Occidental Petroleum Corp.                                   6,460       272,870

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
--------------------------------------------------------------------------------
Piedmont Natural Gas Co.                                     3,911   $   169,972
Pioneer Natural Resources Co./(1)/                           4,007       127,944
Premcor Inc./(1)/                                            1,835        47,710
Rowan Companies Inc./(1)/                                    1,940        44,950
Stone Energy Corp./(1)/                                      1,634        69,363
Transocean Inc./(1)/                                         7,355       176,594
Unocal Corp.                                                 4,888       180,025
Valero Energy Corp.                                          1,832        84,895
WD-40 Co.                                                    4,762       168,384
Westport Resources Corp./(1)/                                2,229        66,558
XTO Energy Inc.                                              3,131        88,607
--------------------------------------------------------------------------------
                                                                      12,071,609
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.31%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                            6,568       211,227
BJ Services Co./(1)/                                         3,339       119,870
Cooper Cameron Corp./(1)/                                      540        25,164
FMC Technologies Inc./(1)/                                   3,386        78,894
Grant Prideco Inc./(1)/                                      6,027        78,472
Halliburton Co.                                              8,406       218,556
Schlumberger Ltd.                                           10,450       571,824
Smith International Inc./(1)/                                1,358        56,384
Tidewater Inc.                                               1,088        32,509
Varco International Inc./(1)/                                2,982        61,519
--------------------------------------------------------------------------------
                                                                       1,454,419
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.07%
--------------------------------------------------------------------------------
Ball Corp.                                                     845        50,337
Bemis Co.                                                      975        48,750
Pactiv Corp./(1)/                                            2,356        56,308
Sealed Air Corp./(1)/                                        1,710        92,579
Smurfit-Stone Container Corp.                                4,169        77,418
--------------------------------------------------------------------------------
                                                                         325,392
--------------------------------------------------------------------------------

PHARMACEUTICALS - 3.26%
--------------------------------------------------------------------------------
Abbott Laboratories                                         28,424     1,324,558
Abgenix Inc./(1)/                                            3,992        49,740
Advanced Medical Optics Inc./(1)/                            2,019        39,673
AdvancePCS/(1)/                                              1,297        68,300
Allergan Inc.                                                2,095       160,917
AmerisourceBergen Corp.                                      1,977       111,009
Amylin Pharmaceuticals Inc./(1)/                             2,146        47,684
Barr Laboratories Inc./(1)/                                    897        69,024
Bristol-Myers Squibb Co.                                    34,722       993,049
Cardinal Health Inc.                                         8,293       507,200
Celgene Corp./(1)/                                           3,087       138,977
DENTSPLY International Inc.                                  2,721       122,908
Discovery Laboratories Inc./(1)/                             7,299        76,567
Forest Laboratories Inc./(1)/                                6,476       400,217
Gilead Sciences Inc./(1)                                     3,472       201,862
ImClone Systems Inc./(1)/                                    2,017        79,994
IVAX Corp./(1)/                                              2,933        70,040
King Pharmaceuticals Inc./(1)/                               5,234        79,871
Lilly (Eli) & Co.                                           20,355     1,431,567
Medarex Inc./(1)/                                            1,924   $    11,987
MedImmune Inc./(1)/                                          4,390       111,506
Merck & Co. Inc.                                            40,849     1,887,224
Mylan Laboratories Inc.                                      5,721       144,512
Neurocrine Biosciences Inc./(1)/                             2,224       121,297
Omnicare Inc.                                                2,013        81,305
OSI Pharmaceuticals Inc./(1)/                                1,655        53,308
Pfizer Inc.                                                142,780     5,044,417
Priority Healthcare Corp. Class B/(1)/                       4,203       101,334
Schering-Plough Corp.                                       27,176       472,591
Sepracor Inc.(1)                                             4,187       100,195
Valeant Pharmaceuticals International                        3,639        91,521
Vertex Pharmaceuticals Inc./(1)/                             2,955        30,230
Watson Pharmaceuticals Inc./(1)/                             2,101        96,646
Wyeth                                                       24,341     1,033,275
--------------------------------------------------------------------------------
                                                                      15,354,505
--------------------------------------------------------------------------------

PIPELINES - 0.07%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                     4,435        18,982
El Paso Corp.                                               10,355        84,807
Questar Corp.                                                3,950       138,843
Williams Companies Inc.                                      9,943        97,640
--------------------------------------------------------------------------------
                                                                         340,272
--------------------------------------------------------------------------------

REAL ESTATE - 0.06%
--------------------------------------------------------------------------------
LNR Property Corp.                                           2,864       141,797
Realty Income Corp.                                          1,658        66,320
Shurgard Storage Centers Inc. Class A                        2,148        80,872
--------------------------------------------------------------------------------
                                                                         288,989
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.68%
--------------------------------------------------------------------------------
Annaly Mortgage Management Inc.                              3,077        56,617
Apartment Investment & Management Co.
   Class A                                                   2,834        97,773
Archstone-Smith Trust                                        6,044       169,111
AvalonBay Communities Inc.                                   3,365       160,847
Camden Property Trust                                        2,261       100,162
Capital Automotive                                           2,823        90,336
Capstead Mortgage Corp.                                      5,400        90,612
Catellus Development Corp.                                   5,371       129,549
CBL & Associates Properties Inc.                             3,759       212,384
Chelsea Property Group Inc.                                  3,863       211,731
Duke Realty Corp.                                            2,142        66,402
Equity Office Properties Trust                               5,825       166,886
Equity Residential                                           6,196       182,844
Federal Realty Investment Trust                              2,389        91,714
Gables Residential Trust                                     1,269        44,085
General Growth Properties Inc.                               4,509       125,125
Host Marriott Corp./(1)/                                    10,770       132,686
iStar Financial Inc.                                         4,104       159,646
Kimco Realty Corp.                                           1,585        70,929
ProLogis                                                     2,404        77,144
Public Storage Inc.                                          2,199        95,415
Simon Property Group Inc.                                    3,330       154,312

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (Continued)
--------------------------------------------------------------------------------
SL Green Realty Corp.                                        9,486   $   389,400
Vornado Realty Trust                                         2,270       124,283
--------------------------------------------------------------------------------
                                                                       3,199,993
--------------------------------------------------------------------------------

RETAIL - 3.48%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                         1,321        32,642
Aeropostale Inc./(1)/                                          727        19,934
Amazon.com Inc./(1)/                                         3,691       194,294
American Eagle Outfitters Inc./(1)/                            921        15,104
AnnTaylor Stores Corp./(1)/                                    795        31,005
AutoNation Inc./(1)/                                         6,549       120,305
AutoZone Inc./(1)/                                           1,427       121,595
Bed Bath & Beyond Inc./(1)/                                  5,267       228,324
Best Buy Co. Inc.                                            5,992       313,022
Big Lots Inc./(1)/                                           2,436        34,616
BJ's Wholesale Club Inc./(1)/                                2,293        52,647
Bob Evans Farms Inc.                                           578        18,762
Brinker International Inc./(1)/                              2,496        82,767
Burlington Coat Factory Warehouse Corp.                        714        15,108
CarMax Inc./(1)/                                             2,031        62,819
Cash America International Inc.                              8,518       180,411
Cato Corp. Class A                                             698        14,309
Christopher & Banks Corp.                                    1,253        24,471
Circuit City Stores Inc.                                     4,986        50,508
Claire's Stores Inc.                                         2,616        49,285
Coach Inc./(1)/                                              2,881       108,758
CVS Corp.                                                    7,133       257,644
Darden Restaurants Inc.                                      4,658        98,004
Dillards Inc. Class A                                        2,041        33,595
Dollar General Corp.                                         6,279       131,796
Dollar Tree Stores Inc./(1)/                                 2,806        84,348
eBay Inc./(1)/                                              11,927       770,365
Family Dollar Stores Inc.                                    2,603        93,396
Federated Department Stores Inc.                             3,470       163,541
Gap Inc. (The)                                              16,644       386,307
Group 1 Automotive Inc./(1)/                                   848        30,689
Home Depot Inc.                                             44,580     1,582,144
Kohls Corp./(1)/                                             7,388       332,017
Krispy Kreme Doughnuts Inc./(1)/                             1,081        39,565
Limited Brands Inc.                                          9,715       175,161
Lowe's Companies Inc.                                       14,531       804,872
May Department Stores Co. (The)                              4,940       143,606
McDonald's Corp.                                            24,835       616,653
Men's Wearhouse Inc. (The)/(1)/                              1,334        33,363
Michaels Stores Inc.                                         1,532        67,714
MSC Industrial Direct Co. Inc. Class A                       1,328        36,520
Nordstrom Inc.                                               3,726       127,802
Office Depot Inc./(1)/                                       6,641       110,971
Outback Steakhouse Inc.                                      2,144        94,786
Pacific Sunwear of California Inc./(1)/                      1,224        25,851
Payless ShoeSource Inc./(1)/                                 4,911        65,807
Penney (J.C.) Co. Inc. (Holding Co.)                         4,513       118,602
PETsMART Inc.                                                2,748        65,402
Pier 1 Imports Inc.                                          2,907        63,547
Priceline.com Inc./(1)/                                      1,111        19,887
RadioShack Corp.                                             3,267       100,232
Regis Corp.                                                  1,461   $    57,739
Rite Aid Corp./(1)/                                          6,847        41,356
Ross Stores Inc.                                             4,180       110,477
Ruby Tuesday Inc.                                            1,290        36,752
Saks Inc./(1)/                                               4,626        69,575
Sears, Roebuck and Co.                                       5,214       237,185
Sonic Automotive Inc.                                        1,311        30,048
Sports Resorts International Inc./(1)/                       6,397        33,072
Staples Inc./(1)/                                            8,795       240,104
Starbucks Corp./(1)/                                         7,147       236,280
Target Corp.                                                18,438       708,019
Tiffany & Co.                                                3,000       135,600
TJX Companies Inc.                                           8,761       193,180
Toys R Us Inc./(1)/                                          4,822        60,950
United Auto Group Inc.                                       1,060        33,178
Walgreen Co.                                                18,590       676,304
Wal-Mart Stores Inc.                                        86,695     4,599,170
Wendy's International Inc.                                   2,987       117,210
Williams-Sonoma Inc./(1)/                                    1,610        55,980
Yum! Brands Inc./(1)/                                        4,758       163,675
Zale Corp./(1)/                                              2,136       113,635
--------------------------------------------------------------------------------
                                                                      16,394,362
--------------------------------------------------------------------------------

SEMICONDUCTORS - 1.98%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                             6,674        99,443
Altera Corp./(1)/                                            6,713       152,385
Analog Devices Inc.                                          6,910       315,442
Applied Materials Inc./(1)/                                 32,149       721,745
Applied Micro Circuits Corp./(1)/                            6,014        35,964
Broadcom Corp. Class A/(1)/                                  5,703       194,415
Brooks Automation Inc./(1)/                                  1,296        31,324
Conexant Systems Inc./(1)/                                  20,759       103,172
Cree Inc./(1)/                                               2,714        48,011
Cypress Semiconductor Corp./(1)/                             3,327        71,065
Integrated Device Technology Inc./(1)/                       3,818        65,555
Intel Corp.                                                121,605     3,915,681
International Rectifier Corp./(1)/                           1,548        76,487
Intersil Corp. Class A                                       2,779        69,058
KLA-Tencor Corp./(1)/                                        3,621       212,444
Lam Research Corp./(1)/                                      3,733       120,576
Lattice Semiconductor Corp./(1)/                             2,510        24,297
Linear Technology Corp.                                      5,599       235,550
LSI Logic Corp./(1)/                                         6,050        53,664
Maxim Integrated Products Inc.                               6,093       303,431
Microchip Technology Inc.                                    3,320       110,755
Micron Technology Inc./(1)/                                 11,401       153,571
Mykrolis Corp./(1)/                                          5,198        83,584
National Semiconductor Corp./(1)/                            3,481       137,186
Novellus Systems Inc./(1)/                                   2,905       122,155
NVIDIA Corp./(1)/                                            3,053        70,982
ON Semiconductor Corp./(1)/                                 11,791        76,052
PMC-Sierra Inc./(1)/                                         3,800        76,570
QLogic Corp./(1)/                                            1,655        85,398
Rambus Inc./(1)/                                             2,199        67,509
Skyworks Solutions Inc./(1)/                                 2,882        25,073

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

SEMICONDUCTORS (Continued)
--------------------------------------------------------------------------------
Teradyne Inc./(1)/                                           3,750   $    95,438
Texas Instruments Inc.                                      33,916       996,452
TriQuint Semiconductor Inc./(1)/                             2,598        18,368
Varian Semiconductor Equipment
   Associates Inc./(1)/                                      1,767        77,200
Vitesse Semiconductor Corp./(1)/                             4,520        26,532
Xilinx Inc./(1)/                                             6,331       245,263
--------------------------------------------------------------------------------
                                                                       9,317,797
--------------------------------------------------------------------------------

SOFTWARE - 2.50%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                           4,219       165,807
Akamai Technologies Inc./(1)/                               16,672       179,224
Ariba Inc./(1)/                                              2,516         7,548
Autodesk Inc.                                                4,484       110,217
Automatic Data Processing Inc.                              11,279       446,761
Avid Technology Inc./(1)/                                      844        40,512
BEA Systems Inc./(1)/                                        6,608        81,278
BMC Software Inc./(1)/                                       6,043       112,702
Cadence Design Systems Inc./(1)/                             5,858       105,327
Certegy Inc.                                                 2,327        76,326
CheckFree Corp./(1)/                                         1,653        45,705
ChoicePoint Inc./(1)/                                        2,064        78,618
Citrix Systems Inc./(1)/                                     3,747        79,474
Computer Associates International Inc.                      11,254       307,684
Compuware Corp./(1)/                                         6,574        39,707
DoubleClick Inc./(1)/                                        2,130        21,769
eFunds Corp./(1)/                                            2,862        49,656
Electronic Arts Inc./(1)/                                    5,529       264,176
First Data Corp.                                            14,073       578,260
Fiserv Inc./(1)/                                             3,650       144,212
Global Payments Inc.                                         1,297        61,115
IMS Health Inc.                                              4,946       122,958
Intuit Inc./(1)/                                             3,634       192,275
Macromedia Inc./(1)/                                         2,463        43,940
Mercury Interactive Corp./(1)/                               1,904        92,611
Micromuse Inc./(1)/                                          1,824        12,586
Microsoft Corp.                                            202,399     5,574,068
Network Associates Inc./(1)/                                 3,882        58,385
Novell Inc./(1)/                                             6,488        68,254
Oracle Corp./(1)/                                           96,667     1,276,004
PalmSource Inc./(1)/                                           621        13,532
Parametric Technology Corp./(1)/                             5,101        20,098
PeopleSoft Inc./(1)/                                         7,129       162,541
RealNetworks Inc./(1)/                                       1,767        10,090
Reynolds & Reynolds Co. (The) Class A                        2,934        85,233
Siebel Systems Inc./(1)/                                     9,361       129,837
Sybase Inc./(1)/                                             4,950       101,871
Symantec Corp./(1)/                                          5,700       197,505
Take-Two Interactive Software Inc./(1)/                      1,010        29,098
TIBCO Software Inc./(1)/                                     4,024        27,242
webMethods Inc./(1)/                                         3,377        30,900
Yahoo! Inc./(1)/                                            12,060       544,750
--------------------------------------------------------------------------------
                                                                      11,789,856
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.49%
--------------------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/                      2,745   $    55,312
American Tower Corp. Class A/(1)/                            5,226        56,545
Andrew Corp./(1)/                                            5,848        67,310
Avaya Inc./(1)/                                              8,256       106,833
CIENA Corp./(1)/                                             7,190        47,742
Comverse Technology Inc./(1)/                                3,812        67,053
Harris Corp.                                                 2,017        76,545
JDS Uniphase Corp./(1)/                                     23,428        85,512
Motorola Inc.                                               44,578       627,212
QUALCOMM Inc.                                               15,077       813,103
RF Micro Devices Inc./(1)/                                   3,041        30,562
Scientific-Atlanta Inc.                                      3,526        96,260
Sonus Networks Inc./(1)/                                    12,056        91,143
Sycamore Networks Inc./(1)/                                  1,698         8,898
Tellabs Inc./(1)/                                            7,394        62,331
--------------------------------------------------------------------------------
                                                                       2,292,361
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 0.91%
--------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                            47,586       380,212
Charter Communications Inc. Class A/(1)/                     4,144        16,659
Citizens Communications Co./(1)/                             6,591        81,860
Corning Inc./(1)/                                           26,055       271,754
Cox Communications Inc. Class A/(1)/                         3,546       122,160
Crown Castle International Corp./(1)/                        2,641        29,130
Dobson Communications Corp. Class A/(1)/                     6,713        44,104
EchoStar Communications Corp./(1)/                           4,234       143,956
Emulex Corp./(1)/                                            1,654        44,129
InterDigital Communications Corp./(1)/                       1,829        37,751
Level 3 Communications Inc./(1)/                             5,588        31,852
Newport Corp./(1)/                                           2,512        41,523
Nextel Communications Inc. Class A/(1)/                     20,320       570,179
NTL Inc./(1)/                                                1,133        79,027
Powerwave Technologies Inc./(1)/                             1,444        11,047
Price Communications Corp./(1)/                                797        10,943
Qwest Communications
   International Inc./(1)/                                  29,649       128,084
Sprint Corp. (PCS Group)/(1)/                               16,803        94,433
Tekelec/(1)/                                                 1,221        18,987
United Online Inc./(1)/                                      1,153        19,359
UTStarcom Inc./(1)/                                          1,630        60,424
Verizon Communications Inc.                                 58,647     2,057,337
--------------------------------------------------------------------------------
                                                                       4,294,910
--------------------------------------------------------------------------------

TELEPHONE - 0.86%
--------------------------------------------------------------------------------
Alltel Corp.                                                 5,660       263,643
AT&T Corp.                                                  16,933       343,740
BellSouth Corp.                                             36,378     1,029,497
CenturyTel Inc.                                              2,675        87,259
Cincinnati Bell Inc./(1)/                                    5,614        28,351
SBC Communications Inc.                                     72,960     1,902,067
Sprint Corp. (FON Group)                                    17,234       282,982
Telephone & Data Systems Inc.                                1,789       111,902
--------------------------------------------------------------------------------
                                                                       4,049,441
--------------------------------------------------------------------------------

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

TEXTILES - 0.06%
--------------------------------------------------------------------------------
Cintas Corp.                                                3,666   $    183,777
Mohawk Industries Inc./(1)/                                   810         57,137
Polo Ralph Lauren Corp.                                     1,186         34,157
--------------------------------------------------------------------------------
                                                                         275,071
--------------------------------------------------------------------------------

TOBACCO - 0.53%
--------------------------------------------------------------------------------
Altria Group Inc.                                          40,447      2,201,126
Loews Corporation - Carolina Group                          1,828         46,139
R.J. Reynolds Tobacco Holdings Inc.                         1,694         98,506
Universal Corp.                                               875         38,649
UST Inc.                                                    2,934        104,714
--------------------------------------------------------------------------------
                                                                       2,489,134
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.05%
--------------------------------------------------------------------------------
Hasbro Inc.                                                 4,495         95,654
Mattel Inc.                                                 7,047        135,796
--------------------------------------------------------------------------------
                                                                         231,450
--------------------------------------------------------------------------------

TRANSPORTATION - 0.72%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          9,518        307,907
CNF Inc.                                                    2,182         73,970
CSX Corp.                                                   4,005        143,940
Expeditors International Washington Inc.                    2,198         82,777
FedEx Corp.                                                 5,685        383,738
Kansas City Southern Industries Inc./(1)/                   4,545         65,084
Landstar System Inc./(1)/                                   3,250        123,630
Norfolk Southern Corp.                                      6,835        161,648
Union Pacific Corp.                                         7,597        527,840
United Parcel Service Inc. Class B                         20,408      1,521,416
--------------------------------------------------------------------------------
                                                                       3,391,950
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
GATX Corp.                                                  2,959         82,793
--------------------------------------------------------------------------------
                                                                          82,793
--------------------------------------------------------------------------------

WATER - 0.03%
--------------------------------------------------------------------------------
Connecticut Water Service Inc.                              2,671         73,853
Middlesex Water Co.                                         4,628         93,948
--------------------------------------------------------------------------------
                                                                         167,801
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $224,301,198)                                                 230,315,666
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS -- 15.60%

AUSTRALIA - 0.76%
--------------------------------------------------------------------------------

Coles Myer Ltd. ADR                                        10,219        463,943
National Australia Bank Ltd.                               12,106        273,182
National Australia Bank Ltd. ADR                            3,435        384,892
Newcrest Mining Ltd.                                       34,883        340,360
News Corp. Ltd.                                             2,892         26,126
News Corp. Ltd. ADR                                         8,429        304,287
Rio Tinto PLC ADR                                           7,215        803,102
Westpac Banking Corp. ADR                                  16,195   $    978,502
--------------------------------------------------------------------------------
                                                                       3,574,394
--------------------------------------------------------------------------------

DENMARK - 0.17%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                       10,309        422,257
TDC A/S ADR                                                20,900        379,544
--------------------------------------------------------------------------------
                                                                         801,801
--------------------------------------------------------------------------------

FINLAND - 0.23%
--------------------------------------------------------------------------------
Nokia OYJ                                                   9,561        165,339
Nokia OYJ ADR                                              41,416        704,072
Stora Enso OYJ Class R                                     16,832        226,748
--------------------------------------------------------------------------------
                                                                       1,096,159
--------------------------------------------------------------------------------

FRANCE - 1.69%
--------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                        23,097        296,796
Autoroutes du Sud de la France SA                           5,458        183,126
Aventis SA ADR                                             14,219        942,151
AXA ADR                                                    42,045        902,706
BNP Paribas SA                                              6,311        397,382
Business Objects SA/(1)/                                    1,615         56,325
Cap Gemini SA/(1)/                                          1,653         73,413
Carrefour SA                                                5,862        321,788
Compagnie de Saint-Gobain SA                                3,291        161,104
European Aeronautic Defence and
   Space Co.                                                2,722         64,719
France Telecom SA/(1)/                                      6,756        193,101
France Telecom SA ADR/(1)/                                  4,784        136,775
Groupe Wanadoo SA/(1)/                                      5,696         46,700
Lafarge SA                                                  3,012        268,223
L'Oreal SA                                                  7,421        608,431
LVMH Moet Hennessy Louis Vuitton SA                        10,094        734,640
Renault SA                                                  2,431        167,729
Sanofi-Synthelabo SA                                        4,407        331,859
STMicroelectronics NV                                       6,564        178,009
Suez SA                                                    11,182        224,683
Total SA ADR                                               14,341      1,326,686
Valeo SA                                                    2,647        106,007
Vivendi Universal SA/(1)/                                   3,137         76,249
Vivendi Universal SA ADR/(1)/                               7,022        170,494
--------------------------------------------------------------------------------
                                                                       7,969,096
--------------------------------------------------------------------------------

GERMANY - 1.15%
--------------------------------------------------------------------------------
Allianz AG                                                  2,976        375,678
DaimlerChrysler AG                                         16,229        750,104
Deutsche Bank AG                                            6,178        511,975
Deutsche Telekom AG/(1)/                                    1,856         33,969
Deutsche Telekom AG ADR/(1)/                               25,311        458,888
E.ON AG                                                    12,825        836,988
Infineon Technologies AG/(1)/                               6,568         91,296
MLP AG/(1)/                                                 5,473        107,002
Muenchener Rueckversicherungs-Gesellschaft AG               2,512        304,557
RWE AG                                                     13,510        534,571

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

GERMANY (Continued)
--------------------------------------------------------------------------------
SAP AG                                                          463   $   77,760
SAP AG ADR                                                   11,445      475,654
Siemens AG                                                   10,761      861,910
--------------------------------------------------------------------------------
                                                                       5,420,352
--------------------------------------------------------------------------------

GREECE - 0.04%
--------------------------------------------------------------------------------
Public Power Corp.                                            7,592      187,693
--------------------------------------------------------------------------------
                                                                         187,693
--------------------------------------------------------------------------------

HONG KONG - 0.24%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  51,500      225,540
Bank of East Asia Ltd.                                       78,800      242,076
Giordano International Ltd.                                 150,000       69,555
Hang Lung Properties Ltd.                                   119,000      152,513
Hong Kong Exchanges & Clearing Ltd.                          48,000      104,178
Sino Land Co. Ltd.                                          350,000      199,489
Wharf Holdings Ltd.                                          42,000      116,312
--------------------------------------------------------------------------------
                                                                       1,109,663
--------------------------------------------------------------------------------

IRELAND - 0.12%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                   18,163      576,675
--------------------------------------------------------------------------------
                                                                         576,675
--------------------------------------------------------------------------------

ITALY - 0.54%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                   11,344      300,484
Benetton Group SpA ADR                                       15,905      366,928
ENI-Ente Nazionale Idrocarburi SpA                            8,227      155,242
ENI-Ente Nazionale Idrocarburi SpA ADR                        7,224      686,136
Fiat SpA/(1)/                                                15,480      118,716
Fiat SpA ADR                                                 21,073      163,105
Sanpaolo IMI SpA ADR                                         28,328      734,545
--------------------------------------------------------------------------------
                                                                       2,525,156
--------------------------------------------------------------------------------

JAPAN - 3.18%
--------------------------------------------------------------------------------
Anritsu Corp./(1)/                                           12,000       80,060
Asatsu-DK Inc.                                                5,500      141,644
Bridgestone Corp.                                             9,000      121,013
Canon Inc.                                                    3,000      139,685
Canon Inc. ADR                                                1,588       75,652
CSK Corp.                                                     3,000      108,333
Daicel Chemical Industries Ltd.                              31,000      127,853
Daimaru Inc. (The)                                           24,000      133,246
Fuji Photo Film Co. Ltd. ADR                                  9,554      313,371
Fujikura Ltd.                                                13,000       76,663
Gunma Bank Ltd.                                              14,000       62,573
Hitachi Cable Ltd.                                           15,000       56,266
Hitachi Ltd. ADR                                              5,544      333,028
Honda Motor Co. Ltd.                                            700       31,091
Honda Motor Co. Ltd. ADR                                     14,509      326,453
Ito-Yokado Co. Ltd.                                           6,457      203,043
Ito-Yokado Co. Ltd. ADR/(2)/                                    362        8,645
Japan Airlines System Corp. ADR                              17,084      222,092
JFE Holdings Inc.                                             7,900      215,615
JGC Corp.                                                    14,000      146,048
JSR Corp.                                                    10,000   $  223,477
Kaken Pharmaceutical Co. Ltd.                                20,000      100,401
Katokichi Co. Ltd.                                            7,800      127,586
Kikkoman Corp.                                               28,000      199,086
Kinden Corp.                                                 41,000      193,198
Kirin Brewery Co. Ltd. ADR                                   76,810      659,798
Kubota Corp. ADR                                             18,584      389,335
Kurita Water Industries Ltd.                                 10,500      126,682
Kyocera Corp. ADR                                             2,671      178,957
Makita Corp. ADR                                             11,884      118,400
Matsushita Electric Industrial Co.
   Ltd. ADR                                                  22,483      313,413
Meitec Corp.                                                  4,500      172,996
Millea Holdings Inc.                                             14      182,887
Millea Holdings Inc. ADR                                      8,443      569,058
Mitsubishi Corp. ADR                                         19,096      407,700
Mitsubishi Gas Chemical Co. Inc.                             46,000      156,667
Mitsui & Co. Ltd. ADR                                         3,265      519,135
Mitsui Engineering & Shipbuilding
   Co. Ltd.                                                  67,000      110,656
Mitsui O.S.K. Lines Ltd.                                     34,000      165,923
Mitsui Trust Holdings Inc./(1)/                              55,000      307,409
Mitsumi Electric Co. Ltd.                                     7,100       78,175
Namco Ltd.                                                    5,700      157,964
NEC Corp. ADR                                                23,721      178,121
Nichirei Corp.                                               42,000      135,990
Nikon Corp./(1)/                                              7,000      105,552
Nippon Sanso Corp.                                           31,000      131,035
Nippon Telegraph & Telephone
   Corp. ADR                                                  8,043      197,536
Nishimatsu Construction Co. Ltd.                             49,000      162,312
Nissan Chemical Industries Ltd.                              18,000      160,399
Nissan Motor Co. Ltd.                                         4,200       47,969
Nissan Motor Co. Ltd. ADR                                     9,923      222,871
Nomura Holdings Inc.                                         16,000      272,464
NTT DoCoMo Inc.                                                 160      362,788
Oki Electric Industry Co. Ltd./(1)/                          37,000      144,658
Pioneer Corp. ADR                                             7,850      221,135
Q.P. Corp.                                                   22,500      186,853
Ricoh Corp. Ltd. ADR                                          2,589      255,664
Rohm Co. Ltd.                                                 1,500      175,795
Sekisui Chemical Co. Ltd.                                    48,000      244,546
Seven-Eleven Japan Co. Ltd.                                   5,000      151,628
77 Bank Ltd. (The)                                           10,000       56,359
Showa Denko K.K                                              49,000      110,189
Softbank Corp.                                                3,300      100,998
Sony Corp.                                                    1,200       41,541
Sony Corp. ADR                                                7,740      268,346
Sumitomo Metal Industries Ltd.                              169,000      167,155
Sumitomo Metal Mining Co. Ltd.                               11,000       81,599
Suruga Bank Ltd. (The)                                        8,000       51,432
Takeda Chemical Industries Ltd.                               8,500      337,081
Takuma Co. Ltd                                               25,000      136,465
Teikoku Oil Co. Ltd.                                         42,000      211,234
Toda Corp.                                                   50,000      141,364

LIFEPATH 2020 MASTER PORTFOLOIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Tokyo Electric Power Co. Inc. (The)                         8,400    $   184,193
Toyota Motor Corp.                                         13,000        439,115
Toyota Motor Corp. ADR                                      5,697        391,669
Ube Industries Ltd.                                        51,000        102,314
Yamazaki Baking Co. Ltd.                                   24,000        199,086
Yokogawa Electric Corp.                                    15,000        216,665
--------------------------------------------------------------------------------
                                                                      14,975,398
--------------------------------------------------------------------------------

NETHERLANDS - 1.00%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                    41,740        980,055
Aegon NV ADR                                               22,161        327,983
Akzo Nobel NV ADR                                          12,353        471,885
ING Groep NV                                                2,357         54,971
ING Groep NV ADR                                           15,416        360,889
Koninklijke Ahold NV ADR/(1)/                              30,081        233,429
Koninklijke KPN NV/(1)/                                    23,665        182,681
Koninklijke Philips Electronics NV NY                      22,377        650,947
Reed Elsevier NV ADR                                       22,113        547,297
Royal Dutch Petroleum Co.                                  17,386        916,667
--------------------------------------------------------------------------------
                                                                       4,726,804
--------------------------------------------------------------------------------

NEW ZEALAND - 0.08%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                          46,192        162,858
Telecom Corp. of New Zealand Ltd. ADR                       7,975        225,294
--------------------------------------------------------------------------------
                                                                         388,152
--------------------------------------------------------------------------------

NORWAY - 0.05%
--------------------------------------------------------------------------------
DNB NOR ASA                                                36,752        245,280
--------------------------------------------------------------------------------
                                                                         245,280
--------------------------------------------------------------------------------

PANAMA - 0.10%
--------------------------------------------------------------------------------
Carnival Corp.                                             12,175        483,713
--------------------------------------------------------------------------------
                                                                         483,713
--------------------------------------------------------------------------------

PORTUGAL - 0.08%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                      172,486        385,090
--------------------------------------------------------------------------------
                                                                         385,090
--------------------------------------------------------------------------------

SINGAPORE - 0.19%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                              1,909         19,224
Neptune Orient Lines Ltd./(1)/                            120,000        152,623
Parkway Holdings Ltd.                                     211,000        121,136
Singapore Exchange Ltd.                                   197,000        196,037
SMRT Corp. Ltd.                                           770,000        272,037
ST Assembly Test Services Ltd./(1)/                        64,000         79,892
Venture Corp. Ltd.                                          6,000         70,659
--------------------------------------------------------------------------------
                                                                         911,608
--------------------------------------------------------------------------------

SPAIN - 0.69%
--------------------------------------------------------------------------------
Antena 3 Television SA/(1)/                                 2,170    $    95,654
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                  41,026        568,210
Banco Santander Central Hispano
   SA ADR                                                 101,283      1,216,409
Repsol YPF SA ADR                                          24,863        486,072
Telefonica SA                                               6,336         93,026
Telefonica SA ADR                                          17,784        785,875
--------------------------------------------------------------------------------
                                                                       3,245,246
--------------------------------------------------------------------------------

SWEDEN - 0.35%
--------------------------------------------------------------------------------
ASSA Abloy AB Class B                                      31,272        371,598
Hennes & Mauritz AB Class B                                11,015        261,777
Modern Times Group AB Class B/(1)/                          3,457         72,789
OM AB                                                       8,213        102,159
Svenska Cellulosa AB Class B                               10,768        439,981
Telefonaktiebolaget LM Ericsson
   AB ADR/(1)/                                             10,924        193,355
Telefonaktiebolaget LM Ericsson
   Class B/(1)/                                            63,306        113,497
WM-Data AB Class B/(1)/                                    32,921         70,918
--------------------------------------------------------------------------------
                                                                       1,626,074
--------------------------------------------------------------------------------

SWITZERLAND - 1.11%
--------------------------------------------------------------------------------
Adecco SA ADR                                              29,005        467,271
Credit Suisse Group                                        15,684        573,844
Kudelski SA - Bearer/(1)/                                   1,347         44,492
Nestle SA                                                   4,336      1,083,343
Novartis AG                                                30,057      1,364,625
Swiss Re                                                    5,426        366,340
UBS AG - Registered                                        15,623      1,069,956
Zurich Financial Services AG/(1)/                           1,837        264,391
--------------------------------------------------------------------------------
                                                                       5,234,262
--------------------------------------------------------------------------------

UNITED KINGDOM - 3.83%
--------------------------------------------------------------------------------
ARM Holdings PLC/(1)/                                      22,819         52,492
AstraZeneca PLC ADR                                        22,275      1,077,665
BAE Systems PLC                                            66,245        199,525
Barclays PLC ADR(3)                                        29,055      1,056,149
BHP Billiton PLC                                           44,433        388,164
BP PLC                                                     91,743        743,979
BP PLC ADR                                                 22,914      1,130,806
British American Tobacco PLC                               19,007        261,995
British Sky Broadcasting
   Group PLC ADR/(1)/                                       6,827        347,767
British Telecom PLC ADR                                    14,358        491,331
Cadbury Schweppes PLC ADR                                  28,624        855,571
Centrica PLC                                               84,411        318,839
Diageo PLC ADR                                             22,388      1,183,430
GlaxoSmithKline PLC ADR                                    35,085      1,635,663

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                        Shares or
SECURITY                                                Principal          Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Hanson PLC ADR                                             15,682   $    572,393
HBOS PLC                                                   43,861        568,076
Hong Kong & Shanghai Banking ADR                           10,802        851,414
HSBC Holdings PLC                                          60,201        946,210
International Power PLC/(1)/                               73,986        163,571
National Grid Transco PLC                                  67,637        484,624
Reuters Group PLC ADR                                       6,052        153,600
Royal Bank of Scotland Group PLC                           30,801        907,578
Scottish Power PLC                                         42,494        283,173
Shell Transport & Trading Co. PLC                         113,079        841,090
Tesco PLC                                                  90,037        415,441
Unilever PLC                                               40,911        381,381
Vodafone Group PLC                                         79,456        197,000
Vodafone Group PLC ADR                                     62,167      1,556,662
--------------------------------------------------------------------------------
                                                                      18,065,589
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $72,621,721)                                                   73,548,205
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $296,922,919)                                                 303,863,871
--------------------------------------------------------------------------------

PREFERRED STOCKS - 0.01%

AUSTRALIA - 0.01%
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                         1,252         37,871
--------------------------------------------------------------------------------
                                                                          37,871
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $36,181)                                                           37,871
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 33.41%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%, 02/15/31                                    $ 9,305,000      9,703,738
   7.25%, 05/15/16                                      1,625,000      2,027,124
   8.00%, 11/15/21                                      6,030,000      8,143,799
   8.13%, 08/15/19                                      3,070,000      4,146,898
  10.38%, 11/15/12                                      3,000,000      3,827,460
U.S. Treasury Notes
   1.13%, 06/30/05                                      5,775,000      5,744,092
   1.63%, 01/31/05                                        960,000        963,712
   1.63%, 04/30/05                                      3,510,000      3,520,558
   2.00%, 08/31/05                                      3,740,000      3,764,104
   2.00%, 05/15/06                                     10,910,000     10,912,128
   2.63%, 11/15/06                                      1,370,000      1,382,148
   3.00%, 11/15/07                                      1,490,000      1,502,805
   3.25%, 08/15/07                                      3,825,000      3,901,649
   3.25%, 08/15/08                                      3,275,000      3,294,958
   3.38%, 11/15/08                                      1,155,000      1,164,159
   3.88%, 02/15/13                                      8,350,000      8,173,865
   4.00%, 11/15/12                                      3,270,000      3,238,579
   4.25%, 08/15/13                                        600,000        601,031
   4.38%, 05/15/07                                      9,230,000      9,774,062
   4.63%, 05/15/06                                    $ 8,760,000   $  9,284,234
   4.75%, 11/15/08                                      9,480,000     10,148,786
   4.88%, 02/15/12                                      6,050,000      6,407,325
   5.00%, 02/15/11                                      7,320,000      7,861,277
   5.00%, 08/15/11                                      1,810,000      1,936,982
   5.63%, 05/15/08                                      5,060,000      5,605,134
   5.75%, 11/15/05                                      2,265,000      2,431,867
   5.88%, 11/15/05                                      7,760,000      8,350,187
   6.50%, 05/15/05                                      8,290,000      8,859,938
   6.50%, 10/15/06                                      1,000,000      1,113,867
   6.50%, 02/15/10                                      1,225,000      1,423,488
   6.75%, 05/15/05                                      7,785,000      8,345,761
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $157,146,554)                                                 157,555,715
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 31.22%

MONEY MARKET FUNDS - 16.51%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        55,637,303     55,637,303
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                        17,730,958     17,730,958
BlackRock Temp Cash
   Money Market Fund/(4)/                                 635,744        635,744
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                   3,830,947      3,830,947
--------------------------------------------------------------------------------
                                                                      77,834,952
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 6.64%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                            $   805,953        805,907
   1.12%, 09/15/04/(4)(5)/                              1,611,905      1,611,792
   1.13%, 10/12/04/(4)(5)/                                805,953        805,891
   1.20%, 08/23/04/(4)(5)/                                805,953        806,395
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                              1,611,905      1,611,843
   1.11%, 04/19/04/(4)(5)/                                709,238        709,228
   1.16%, 07/15/04/(4)(5)/                                805,953        806,108
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                              1,611,905      1,611,813
   1.24%, 08/09/04/(4)/                                   402,976        402,940
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                805,953        805,953
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                 1,611,905      1,611,905
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                   322,381        322,381
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                              1,740,858      1,740,667
   1.12%, 08/16/04/(4)(5)/                                402,976        402,939
   1.13%, 05/17/04/(4)/                                   805,953        805,938
   1.14%, 04/13/04/(4)/                                   805,953        805,942

LIFEPATH 2020 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                              Principal           Value
-------------------------------------------------------------------------------

FLOATING RATE NOTES (Continued)
-------------------------------------------------------------------------------
Links Finance LLC
   1.10%, 06/28/04/(4)/                             $   805,953   $     805,874
   1.10%, 07/20/04/(4)/                                 644,762         644,691
   1.11%, 03/29/04/(4)/                                 805,953         805,953
   1.14%, 05/04/04/(4)/                                 805,953         805,939
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                            1,208,929       1,208,929
   1.17%, 12/28/04/(4)(5)/                            1,611,905       1,611,905
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                 805,953         805,953
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                               1,611,905       1,611,660
   1.10%, 07/20/04/(4)/                                 805,953         805,864
   1.13%, 07/01/04/(4)/                                 805,953         805,853
   1.24%, 08/06/04/(4)/                                 402,976         402,952
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                              483,572         483,486
   1.10%, 07/06/04/(4)(5)/                              483,572         483,546
WhistleJacket Capital LLC

   1.12%, 09/15/04/(4)(5)/                              805,953         805,839
White Pine Finance LLC

   1.10%, 08/26/04/(4)(5)/                              805,953         805,872
   1.12%, 04/20/04/(4)(5)/                              805,953         805,953
   1.12%, 11/15/04/(4)(5)/                              967,143         967,143
   1.13%, 07/06/04/(4)(5)/                              967,143         967,096
-------------------------------------------------------------------------------
                                                                     31,302,150
-------------------------------------------------------------------------------

TIME DEPOSITS - 2.48%
-------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                               1,611,905       1,611,709
Bank of New York
   1.39%, 11/01/04/(4)/                               1,611,905       1,611,771
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                               1,208,929       1,208,836
   1.42%, 10/29/04/(4)/                               1,208,929       1,209,004
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04/(4)/                               1,208,929       1,208,790
   1.40%, 10/29/04/(4)/                               1,611,905       1,611,872
SunTrust Bank
   0.81%, 01/02/04/(4)/                               2,014,882       2,014,882
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                               1,208,929       1,208,828
-------------------------------------------------------------------------------
                                                                     11,685,692
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.39%
-------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                               4,835,716       4,835,716
Merrill Lynch
   0.98%, 01/02/04/(4)/                               1,611,905       1,611,905
   0.98%, 01/02/04/(4)/                               1,611,905       1,611,905
   1.00%, 01/02/04/(4)/                               3,223,811       3,223,811
-------------------------------------------------------------------------------
                                                                     11,283,337
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 2.37%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                             $   805,953   $     805,831
   1.09%, 01/09/04/(4)/                                 805,953         805,782
   1.10%, 01/20/04/(4)/                                 805,953         805,509
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                 805,953         805,831
   1.09%, 01/20/04/(4)/                                 805,953         805,513
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                 483,572         483,411
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                 805,953         805,440
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                               1,611,905       1,611,222
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                               1,773,096       1,772,455
Preferred Receivables Funding Corp.
   1.09%, 01/12/04/(4)/                               1,450,715       1,450,275
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                               1,015,033       1,014,918
-------------------------------------------------------------------------------
                                                                     11,166,187
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.83%
-------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Corporation
   1.15%, 05/12/04/(4)/                               1,208,929       1,203,870
   1.28%, 08/19/04/(4)/                                 644,762         639,489
Federal National
   Mortgage Association
   1.28%, 08/20/04/(4)/                               2,095,477       2,078,266
-------------------------------------------------------------------------------
                                                                      3,921,625
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $147,193,943)                                                147,193,943
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 129.09%
(Cost $601,299,597)                                                 608,651,400
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (29.09%)                          (137,171,527)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                              $ 471,479,873
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 77.55%

U.S. COMMON STOCKS - 58.73%

ADVERTISING - 0.13%
--------------------------------------------------------------------------------
Harte-Hanks Inc.                                              1,320   $   28,710
Interpublic Group of Companies Inc./(1)/                      4,939       77,048
Omnicom Group Inc.                                            2,070      180,773
--------------------------------------------------------------------------------
                                                                         286,531
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.82%
--------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                                   589       34,021
Boeing Co. (The)                                              9,577      403,575
General Dynamics Corp.                                        2,273      205,456
Goodrich (B.F.) Co.                                           1,567       46,524
L-3 Communications Holdings Inc./(1)/                           859       44,118
Lockheed Martin Corp.                                         4,869      250,267
Northrop Grumman Corp.                                        1,950      186,420
Raytheon Co.                                                  4,403      132,266
Rockwell Collins Inc.                                         2,277       68,378
United Technologies Corp.                                     5,063      479,821
--------------------------------------------------------------------------------
                                                                       1,850,846
--------------------------------------------------------------------------------

AIRLINES - 0.10%
--------------------------------------------------------------------------------
AMR Corp./(1)/                                                1,662       21,523
Continental Airlines Inc. Class B/(1)/                          832       13,537
Delta Air Lines Inc.                                          1,828       21,589
Northwest Airlines Corp./(1)/                                 1,001       12,633
Southwest Airlines Co.                                        9,070      146,390
--------------------------------------------------------------------------------
                                                                         215,672
--------------------------------------------------------------------------------

APPAREL - 0.17%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                      1,639       57,742
Liz Claiborne Inc.                                            1,732       61,417
Nike Inc. Class B                                             2,935      200,930
VF Corp.                                                      1,337       57,812
--------------------------------------------------------------------------------
                                                                         377,901
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.37%
--------------------------------------------------------------------------------
Ford Motor Company                                           20,618      329,888
General Motors Corp.                                          6,084      324,886
Navistar International Corp./(1)/                             1,106       52,966
PACCAR Inc.                                                   1,497      127,425
--------------------------------------------------------------------------------
                                                                         835,165
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
Dana Corp.                                                    2,067       37,929
Delphi Corp.                                                  6,583       67,212
Goodyear Tire & Rubber Co. (The)/(1)/                         2,652       20,845
Lear Corp.                                                      983       60,287
Visteon Corp.                                                 3,065       31,907
--------------------------------------------------------------------------------
                                                                         218,180
--------------------------------------------------------------------------------

BANKS - 4.77%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               3,750   $   91,875
Associated Bancorp                                            1,572       67,046
Bank of America Corp.                                        18,740    1,507,258
Bank of Hawaii Corp.                                          1,383       58,363
Bank of New York Co. Inc. (The)                               8,704      288,276
Bank One Corp.                                               11,866      540,971
Banknorth Group Inc.                                          2,705       87,994
BB&T Corp.                                                    5,891      227,628
Century Bancorp Inc. Class A                                  1,609       57,055
Charter One Financial Inc.                                    2,021       69,826
Citizens Banking Corp.                                        1,700       55,624
City National Corp.                                             779       48,391
Comerica Inc.                                                 1,610       90,257
Commerce Bancorp Inc.                                           817       43,040
Commerce Bancshares Inc.                                      1,436       70,393
Compass Bancshares Inc.                                       1,922       75,554
Eastern Virginia Bankshares                                   2,101       61,055
Fifth Third Bancorp                                           5,655      334,211
First Citizens Banc Corp.                                     2,938       83,175
First State Bancorp                                           2,023       70,299
First Tennessee National Corp.                                1,454       64,121
FleetBoston Financial Corp.                                  12,216      533,228
Golden West Financial Corp.                                   1,550      159,944
GreenPoint Financial Corp.                                    1,993       70,393
Heartland Financial USA Inc.                                  1,395       25,947
Hibernia Corp. Class A                                        2,598       61,079
Hudson United Bancorp                                         2,000       73,900
Huntington Bancshares Inc.                                    2,058       46,305
KeyCorp                                                       3,403       99,776
M&T Bank Corp.                                                  884       86,897
Marshall & Ilsley Corp.                                       2,754      105,340
Mellon Financial Corp.                                        4,721      151,591
Mercantile Bankshares Corp.                                   1,425       64,951
Nara Bancorp Inc.                                             2,216       60,497
National City Corp.                                           5,949      201,909
National Commerce Financial Corp.                             3,167       86,396
New York Community Bancorp Inc.                               3,390      128,989
North Fork Bancorp Inc.                                       1,406       56,901
Northern Trust Corp.                                          2,484      115,307
Old Point Financial Corp.                                     3,110       98,742
PNC Financial Services Group                                  2,430      132,994
Popular Inc.                                                  1,814       81,521
Regions Financial Corp.                                       1,892       70,382
Sky Financial Group Inc.                                      2,817       73,073
SouthTrust Corp.                                              3,169      103,721
Sovereign Bancorp Inc.                                        4,234      100,557
State Street Corp.                                            3,767      196,185
SunTrust Banks Inc.                                           2,713      193,979
Synovus Financial Corp.                                       3,743      108,248
TCF Financial Corp.                                             743       38,153
Trustmark Corp.                                               1,620       47,417
U.S. Bancorp                                                 21,974      654,386
UCBH Holdings Inc.                                            2,643      102,998
Union Planters Corp.                                          1,776       55,926

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
UnionBanCal Corp.                                              822   $    47,298
Valley National Bancorp                                      2,610        76,212
Wachovia Corp.                                              14,517       676,347
Washington Federal Inc.                                      2,879        81,764
Washington Mutual Inc.                                      10,162       407,699
Wells Fargo & Company                                       18,582     1,094,294
Wilmington Trust Corp.                                       1,618        58,248
Zions Bancorporation                                         1,201        73,657
--------------------------------------------------------------------------------
                                                                      10,695,563
--------------------------------------------------------------------------------

BEVERAGES - 1.45%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                9,157       482,391
Brown-Forman Corp. Class B                                     600        56,070
Coca-Cola Co. (The)                                         32,047     1,626,385
Coca-Cola Enterprises Inc.                                   4,803       105,042
Coors (Adolf) Company Class B                                  426        23,899
Pepsi Bottling Group Inc.                                    3,000        72,540
PepsiAmericas Inc.                                           2,115        36,209
PepsiCo Inc.                                                18,120       844,754
--------------------------------------------------------------------------------
                                                                       3,247,290
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.72%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                             13,987       864,397
Applera Corp. - Celera Genomics Group/(1)/                   2,038        28,349
Biogen Idec Inc./(1)/                                        3,768       138,587
Cephalon Inc./(1)/                                             897        43,424
Chiron Corp./(1)/                                            2,128       121,275
CuraGen Corp./(1)/                                           4,078        29,892
Genentech Inc./(1)/                                          2,087       195,281
Genzyme Corp. - General Division/(1)/                        2,626       129,567
Millennium Pharmaceuticals Inc./(1)/                         3,884        72,514
--------------------------------------------------------------------------------
                                                                       1,623,286
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.13%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                          760        76,532
Masco Corp.                                                  5,250       143,902
Vulcan Materials Co.                                         1,544        73,448
--------------------------------------------------------------------------------
                                                                         293,882
--------------------------------------------------------------------------------

CHEMICALS - 0.86%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                2,446       129,222
Ashland Inc.                                                   889        39,169
Cabot Corp.                                                  1,456        46,359
Crompton Corp.                                               2,743        19,667
Dow Chemical Co. (The)                                       9,804       407,552
Du Pont (E.I.) de Nemours and Co.                           10,339       474,457
Eastman Chemical Co.                                           892        35,261
Engelhard Corp.                                              1,515        45,374
IMC Global Inc.                                              1,055        10,476
Lubrizol Corp.                                               1,535        49,918
Lyondell Chemical Co.                                        2,141        36,290
Millennium Chemicals Inc.                                      895        11,349
Monsanto Co.                                                 2,958        85,131
Olin Corp.                                                   1,597   $    32,036
PPG Industries Inc.                                          1,875       120,037
Praxair Inc.                                                 3,354       128,123
Rohm & Haas Co.                                              2,540       108,483
Sherwin-Williams Co. (The)                                   1,597        55,480
Sigma-Aldrich Corp.                                            741        42,370
Valspar Corp. (The)                                          1,250        61,775
--------------------------------------------------------------------------------
                                                                       1,938,529
--------------------------------------------------------------------------------

COAL - 0.01%
--------------------------------------------------------------------------------
Massey Energy Co.                                            1,366        28,413
--------------------------------------------------------------------------------
                                                                          28,413
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.98%
--------------------------------------------------------------------------------
Actuant Corp. Class A/(1)/                                   1,452        52,562
Apollo Group Inc. Class A/(1)/                               2,178       148,104
Arbitron Inc./(1)/                                             775        32,333
Block (H & R) Inc.                                           2,063       114,228
Career Education Corp./(1)/                                  1,380        55,297
Caremark Rx Inc./(1)/                                        2,883        73,026
Cendant Corp./(1/                                           12,154       270,670
Concord EFS Inc./(1)/                                        5,737        85,137
Convergys Corp./(1)/                                         2,266        39,564
Deluxe Corp.                                                   877        36,246
Donnelley (R.R.) & Sons Co.                                  1,955        58,943
Dun & Bradstreet Corp./(1)/                                    981        49,747
Ecolab Inc.                                                  2,912        79,701
Equifax Inc.                                                 1,713        41,968
Fair Isaac Corp.                                               737        36,231
First Health Group Corp./(1)/                                1,716        33,393
Hudson Highland Group Inc./(1)/                                112         2,671
InterActiveCorp/(1)/                                         4,087       138,672
iPayment Holdings Inc./(1)/                                  1,065        36,210
Iron Mountain Inc./(1)/                                      1,183        46,776
Landauer Inc.                                                1,275        51,994
Manpower Inc.                                                1,378        64,876
McKesson Corp.                                               3,255       104,681
Monster Worldwide Inc./(1)/                                  1,500        32,940
Moody's Corp.                                                1,570        95,063
MPS Group Inc./(1)/                                          2,303        21,533
Paychex Inc.                                                 4,155       154,566
Petroleum Helicopters Inc./(1)/                              1,217        29,816
Rent-A-Center Inc./(1)/                                      1,787        53,396
Robert Half International Inc./(1)/                          2,340        54,616
ServiceMaster Co. (The)                                      4,545        52,949
Valassis Communications Inc./(1)/                              788        23,128
Viad Corp.                                                   1,512        37,800
--------------------------------------------------------------------------------
                                                                       2,208,837
--------------------------------------------------------------------------------

COMPUTERS - 3.32%
--------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/               1,090        59,361
Apple Computer Inc./(1)/                                     4,014        85,779
Brocade Communications Systems Inc./(1)/                     4,051        23,415

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMPUTERS (Continued)
--------------------------------------------------------------------------------
Ceridian Corp./(1)/                                          2,190   $    45,859
Cisco Systems Inc./(1)/                                     74,702     1,814,512
Computer Sciences Corp./(1)/                                 2,221        98,235
Dell Inc./(1)/                                              27,509       934,206
Diebold Inc.                                                 1,097        59,095
DST Systems Inc./(1)/                                        1,022        42,679
Echelon Corp./(1)/                                           1,392        15,507
Electronic Data Systems Corp.                                5,446       133,645
Electronics For Imaging Inc./(1)/                            1,077        28,024
EMC Corp./(1)/                                              26,156       337,936
Enterasys Networks Inc./(1)/                                 3,377        12,664
FactSet Research Systems Inc.                                  651        24,875
Gateway Inc./(1)/                                            6,142        28,253
Hewlett-Packard Co.                                         34,695       796,944
Imation Corp.                                                  660        23,199
International Business Machines Corp.                       18,332     1,699,010
Internet Security Systems Inc./(1)/                          1,212        22,822
Juniper Networks Inc./(1)/                                   3,788        70,760
Lexmark International Inc./(1)/                              1,380       108,523
Maxtor Corp./(1)/                                            3,164        35,120
McDATA Corp. Class A/(1)/                                    2,357        22,462
Mentor Graphics Corp./(1)/                                   1,504        21,868
Mindspeed Technologies Inc./(1)/                             3,448        23,619
NCR Corp./(1)/                                               1,397        54,204
Network Appliance Inc./(1)/                                  3,975        81,607
PalmOne Inc./(1)/                                            1,683        19,775
Quantum Corp./(1)/                                           1,386         4,324
RSA Security Inc./(1)/                                       1,784        25,333
SanDisk Corp./(1)/                                             666        40,719
Seagate Technology Inc./(2)/                                 2,893            --
Storage Technology Corp./(1)/                                1,664        42,848
Sun Microsystems Inc./(1)/                                  33,453       150,204
SunGard Data Systems Inc./(1)/                               3,315        91,859
Synopsys Inc./(1)/                                           1,398        47,196
3Com Corp./(1)/                                              5,231        42,737
Unisys Corp./(1)/                                            3,964        58,865
VeriSign Inc./(1)/                                           2,631        42,885
Veritas Software Corp./(1)/                                  4,952       184,016
--------------------------------------------------------------------------------
                                                                       7,454,944
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.26%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                     828        52,230
Avon Products Inc.                                           2,635       177,836
Colgate-Palmolive Co.                                        5,665       283,533
Estee Lauder Companies Inc. Class A                          1,219        47,858
Gillette Co. (The)                                          10,784       396,096
International Flavors & Fragrances Inc.                      1,253        43,755
Kimberly-Clark Corp.                                         4,994       295,095
Procter & Gamble Co.                                        15,372     1,535,355
--------------------------------------------------------------------------------
                                                                       2,831,758
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.19%
--------------------------------------------------------------------------------
CDW Corp.                                                      785        45,342
Costco Wholesale Corp./(1)/                                  5,287       196,571
Fastenal Co.                                                   985        49,191
Genuine Parts Co.                                            1,863   $    61,852
Grainger (W.W.) Inc.                                           884        41,893
Tech Data Corp./(1)/                                           789        31,315
--------------------------------------------------------------------------------
                                                                         426,164
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 5.23%
--------------------------------------------------------------------------------
American Express Co.                                        13,852       668,082
American International Group Inc.                           31,557     2,091,598
AmeriCredit Corp./(1)/                                       2,287        36,432
Bear Stearns Companies Inc. (The)                            1,036        82,828
Capital One Financial Corp.                                  2,799       171,551
CIT Group Inc.                                               2,631        94,584
Citigroup Inc.                                              59,820     2,903,663
Citigroup Inc. Warrants
  (Expires 12/31/50)/(1)/                                      900           954
Countrywide Financial Corp.                                  2,153       163,305
Edwards (A.G.) Inc.                                          1,527        55,323
Fannie Mae                                                  10,217       766,888
Federal Agricultural Mortgage Corp./(1)/                     1,118        35,731
Federated Investors Inc. Class B                             1,300        38,168
Financial Federal Corp./(1)/                                   903        27,587
Franklin Resources Inc.                                      2,890       150,453
Freddie Mac                                                  7,664       446,964
Gabelli Asset Management Inc. Class A                        1,334        53,093
Goldman Sachs Group Inc. (The)                               5,338       527,021
Janus Capital Group Inc.                                     3,532        57,960
JP Morgan Chase & Co.                                       23,196       851,989
Legg Mason Inc.                                                728        56,187
Lehman Brothers Holdings Inc.                                3,054       235,830
MBNA Corp.                                                  14,752       366,587
Merrill Lynch & Co. Inc.                                    10,744       630,136
Morgan Stanley                                              12,375       716,141
Providian Financial Corp./(1)/                               4,469        52,019
Schwab (Charles) Corp. (The)                                15,689       185,758
SLM Corp.                                                    4,620       174,082
T. Rowe Price Group Inc.                                     1,914        90,743
--------------------------------------------------------------------------------
                                                                      11,731,657
--------------------------------------------------------------------------------

ELECTRIC - 1.50%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                         7,631        72,037
Ameren Corp.                                                 1,731        79,626
American Electric Power Co. Inc.                             4,814       146,875
Calpine Corp./(1)/                                           5,878        28,273
CenterPoint Energy Inc.                                      4,543        44,022
Cinergy Corp.                                                1,920        74,515
Consolidated Edison Inc.                                     2,008        86,364
Constellation Energy Group Inc.                              2,149        84,155
Dominion Resources Inc.                                      3,435       219,256
DTE Energy Co.                                               1,518        59,809
Duke Energy Corp.                                            9,985       204,193
Edison International/(1)/                                    3,650        80,044
Energy East Corp.                                            2,711        60,726
Entergy Corp.                                                2,462       140,654
Exelon Corp.                                                 3,672       243,674

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ELECTRIC (Continued)
--------------------------------------------------------------------------------
FirstEnergy Corp.                                             3,902   $  137,350
FPL Group Inc.                                                1,915      125,279
Hawaiian Electric Industries Inc.                             1,278       60,539
NiSource Inc.                                                 3,741       82,078
Northeast Utilities                                           3,738       75,395
NSTAR                                                         1,593       77,260
Pepco Holdings Inc.                                           2,092       40,878
PG&E Corp./(1)/                                               4,988      138,517
Pinnacle West Capital Corp.                                   1,263       50,545
PPL Corp.                                                     2,237       97,869
Progress Energy Inc.                                          2,781      125,868
Public Service Enterprise Group Inc.                          2,614      114,493
Reliant Resources Inc./(1)/                                   4,768       35,092
SCANA Corp.                                                   2,519       86,276
Southern Company                                              7,848      237,402
Texas Genco Holdings Inc.                                       149        4,842
TXU Corp.                                                     3,394       80,506
Wisconsin Energy Corp.                                        2,045       68,405
Xcel Energy Inc.                                              6,114      103,816
--------------------------------------------------------------------------------
                                                                       3,366,633
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%
--------------------------------------------------------------------------------
American Power Conversion Corp.                               2,715       66,382
Hubbell Inc. Class B                                          1,143       50,406
Molex Inc.                                                    2,401       83,771
--------------------------------------------------------------------------------
                                                                         200,559
--------------------------------------------------------------------------------

ELECTRONICS - 0.56%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                                5,606      163,919
Applera Corp. - Applied Biosystems Group                      3,208       66,438
Arrow Electronics Inc./(1)/                                   1,315       30,429
Avnet Inc./(1)/                                               1,871       40,526
AVX Corp.                                                     1,680       27,922
Cabot Microelectronics Corp./(1)/                               506       24,794
Cognex Corp.                                                    915       25,840
Cymer Inc./(1)/                                                 583       26,929
Jabil Circuit Inc./(1)/                                       2,757       78,023
Johnson Controls Inc.                                         1,085      125,990
Millipore Corp./(1)/                                          1,170       50,368
Parker Hannifin Corp.                                         1,449       86,215
PerkinElmer Inc.                                              2,438       41,617
Sanmina-SCI Corp./(1)/                                        6,684       84,285
Solectron Corp./(1)/                                         10,631       62,829
Symbol Technologies Inc.                                      3,431       57,950
Tektronix Inc.                                                1,552       49,043
Thermo Electron Corp./(1)/                                    2,280       57,456
Thomas & Betts Corp.                                          1,314       30,077
Varian Inc./(1)/                                                844       35,220
Vishay Intertechnology Inc./(1)/                              2,140       49,006
Waters Corp./(1)/                                             1,585       52,559
--------------------------------------------------------------------------------
                                                                       1,267,435
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                   1,182   $   46,854
--------------------------------------------------------------------------------
                                                                          46,854
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
--------------------------------------------------------------------------------
Dover Motorsports Inc.                                        9,600       33,600
International Game Technology Inc.                            3,997      142,693
Macrovision Corp./(1)/                                        1,223       27,628
--------------------------------------------------------------------------------
                                                                         203,921
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.12%
--------------------------------------------------------------------------------
Republic Services Inc.                                        2,118       54,284
Waste Management Inc.                                         7,172      212,291
--------------------------------------------------------------------------------
                                                                         266,575
--------------------------------------------------------------------------------

FOOD - 1.04%
--------------------------------------------------------------------------------
Albertson's Inc.                                              3,441       77,939
Archer-Daniels-Midland Co.                                    6,908      105,140
Arden Group Inc. Class A                                        200       15,500
Campbell Soup Co.                                             4,056      108,701
ConAgra Foods Inc.                                            5,505      145,277
Dean Foods Co./(1)/                                           2,072       68,107
Del Monte Foods Co./(1)/                                        972       10,109
General Mills Inc.                                            3,875      175,537
Heinz (H.J.) Co.                                              4,107      149,618
Hershey Foods Corp.                                             993       76,451
Hormel Foods Corp.                                            1,545       39,876
Kellogg Co.                                                   4,107      156,395
Kraft Foods Inc.                                              2,744       88,412
Kroger Co./(1)/                                               8,053      149,061
McCormick & Co. Inc.                                          1,660       49,966
Safeway Inc./(1)/                                             4,581      100,370
Sara Lee Corp.                                                8,361      181,517
Smithfield Foods Inc./(1)/                                    1,814       37,550
Smucker (J.M.) Co. (The)                                      1,471       66,622
SUPERVALU Inc.                                                1,924       55,007
Sysco Corp.                                                   7,024      261,504
Tyson Foods Inc. Class A                                      3,571       47,280
Whole Foods Market Inc./(1)/                                    445       29,873
Winn-Dixie Stores Inc.                                        1,163       11,572
Wrigley (William Jr.) Co.                                     2,160      121,414
--------------------------------------------------------------------------------
                                                                       2,328,798
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.34%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                           1,026       33,714
Bowater Inc.                                                    820       37,974
Georgia-Pacific Corp.                                         3,210       98,451
International Paper Co.                                       5,008      215,895
MeadWestvaco Corp.                                            2,347       69,823
Plum Creek Timber Co. Inc.                                    2,987       90,954
Temple-Inland Inc.                                              974       61,041
Weyerhaeuser Co.                                              2,448      156,672
--------------------------------------------------------------------------------
                                                                         764,524
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

GAS - 0.08%
--------------------------------------------------------------------------------
KeySpan Corp.                                                 1,616   $   59,469
Nicor Inc.                                                    1,366       46,499
Sempra Energy                                                 2,706       81,342
--------------------------------------------------------------------------------
                                                                         187,310
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.20%
--------------------------------------------------------------------------------
Black & Decker Corp.                                            955       47,101
Emerson Electric Co.                                          4,397      284,706
SPX Corp./(1)/                                                1,007       59,222
Stanley Works (The)                                           1,262       47,792
--------------------------------------------------------------------------------
                                                                         438,821
--------------------------------------------------------------------------------

HEALTH CARE - 2.82%
--------------------------------------------------------------------------------
Aetna Inc.                                                    1,816      122,725
AMERIGROUP Corp./(1)/                                           911       38,854
Anthem Inc./(1)/                                              1,706      127,950
Apogent Technologies Inc./(1)/                                1,894       43,638
Apria Healthcare Group Inc./(1)/                              1,333       37,951
Bard (C.R.) Inc.                                                667       54,194
Bausch & Lomb Inc.                                              875       45,412
Baxter International Inc.                                     6,592      201,188
Beckman Coulter Inc.                                            911       46,306
Becton, Dickinson & Co.                                       2,885      118,689
Biomet Inc.                                                   2,889      105,188
Boston Scientific Corp./(1)/                                  9,058      332,972
Cerner Corp./(1)/                                               795       30,091
Covance Inc./(1)/                                             1,217       32,616
Express Scripts Inc./(1)/                                     1,029       68,356
Guidant Corp.                                                 3,544      213,349
HCA Inc.                                                      5,860      251,746
Health Management Associates Inc.
   Class A                                                    3,322       79,728
Health Net Inc./(1)/                                          1,772       57,944
IDEXX Laboratories Inc./(1)/                                  1,024       47,391
Johnson & Johnson                                            34,195    1,766,514
Laboratory Corp. of America Holdings/(1)/                     1,676       61,928
Lincare Holdings Inc./(1)/                                    1,464       43,964
Matria Healthcare Inc./(1)/                                   1,994       42,133
Medco Health Solutions Inc./(1)/                              2,004       68,116
Medtronic Inc.                                               13,106      637,083
Micro Therapeutics Inc./(1)/                                  3,778       12,203
Mid Atlantic Medical Services Inc./(1)/                         797       51,646
Oxford Health Plans Inc./(1)/                                   959       41,716
PacifiCare Health Systems Inc./(1)/                             710       47,996
Pediatrix Medical Group Inc./(1)/                               697       38,398
Quest Diagnostics Inc./(1)/                                   1,338       97,821
Renal Care Group Inc./(1)/                                    1,425       58,710
St. Jude Medical Inc./(1)/                                    1,934      118,651
Steris Corp./(1)/                                             1,145       25,877
Stryker Corp.                                                 2,161      183,707
Tenet Healthcare Corp./(1)/                                   5,257       84,375
UnitedHealth Group Inc.                                       6,674      388,293
Universal Health Services Inc. Class B                          673       36,154
Varian Medical Systems Inc./(1)/                                708       48,923
Viasys Healthcare Inc./(1)/                                   1,497   $   30,838
Vital Images Inc./(1)/                                        1,589       28,348
WellPoint Health Networks Inc./(1)/                           1,821      176,619
Zimmer Holdings Inc./(1)/                                     2,651      186,630
--------------------------------------------------------------------------------
                                                                       6,332,931
--------------------------------------------------------------------------------

HOME BUILDERS - 0.18%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       31          744
Centex Corp.                                                    765       82,352
D.R. Horton Inc.                                              1,929       83,449
KB Home                                                         744       53,955
Lennar Corp. Class A                                            771       74,016
Lennar Corp. Class B                                             59        5,393
NVR Inc./(1)/                                                    72       33,552
Pulte Homes Inc.                                                730       68,343
--------------------------------------------------------------------------------
                                                                         401,804
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.15%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.                                    1,204       50,424
Harman International Industries Inc.                            936       69,245
Hooker Furniture Corp.                                        1,400       57,120
Leggett & Platt Inc.                                          2,475       53,534
Maytag Corp.                                                  1,354       37,709
Whirlpool Corp.                                               1,002       72,795
--------------------------------------------------------------------------------
                                                                         340,827
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.19%
--------------------------------------------------------------------------------
American Greetings Corp. Class A/(1)/                         1,640       35,867
Avery Dennison Corp.                                          1,079       60,446
Clorox Co.                                                    2,100      101,976
Dial Corp. (The)                                              1,667       47,459
Fortune Brands Inc.                                           1,661      118,745
Newell Rubbermaid Inc.                                        3,029       68,970
--------------------------------------------------------------------------------
                                                                         433,463
--------------------------------------------------------------------------------

INSURANCE - 1.82%
--------------------------------------------------------------------------------
ACE Ltd.                                                      3,135      129,852
AFLAC Inc.                                                    5,790      209,482
Allmerica Financial Corp./(1)/                                1,108       34,093
Allstate Corp. (The)                                          7,341      315,810
Ambac Financial Group Inc.                                    1,064       73,831
American Financial Group Inc.                                 1,357       35,906
American National Insurance Co.                                 169       14,259
AON Corp.                                                     3,634       86,998
Chubb Corp.                                                   2,024      137,834
CIGNA Corp.                                                   1,643       94,472
Cincinnati Financial Corp.                                    1,665       69,730
Fidelity National Financial Inc.                              1,845       71,549
Hancock (John) Financial Services Inc.                        3,110      116,625
Hartford Financial Services Group Inc.                        3,149      185,885
Jefferson-Pilot Corp.                                         1,095       55,462
Lincoln National Corp.                                        2,013       81,265
Loews Corp.                                                   1,718       84,955

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------
INSURANCE (Continued)
--------------------------------------------------------------------------------
Markel Corp./(1)/                                               169   $   42,843
Marsh & McLennan Companies Inc.                               5,726      274,218
MBIA Inc.                                                     1,539       91,155
Mercury General Corp.                                           873       40,638
MetLife Inc.                                                  8,549      287,845
MGIC Investment Corp.                                         1,103       62,805
MONY Group Inc. (The)/(1)/                                    1,571       49,157
Old Republic International Corp.                              2,118       53,712
PMI Group Inc. (The)                                          1,235       45,979
Principal Financial Group Inc.                                3,567      117,961
Progressive Corp. (The)                                       2,439      203,876
Protective Life Corp.                                         1,326       44,872
Prudential Financial Inc.                                     6,089      254,338
Radian Group Inc.                                             1,292       62,985
SAFECO Corp.                                                  1,296       50,453
St. Paul Companies Inc.                                       2,495       98,927
Torchmark Corp.                                               1,093       49,775
Transatlantic Holdings Inc.                                     352       28,442
Travelers Property Casualty Corp. Class B                    10,362      175,843
21st Century Insurance Group                                  1,526       20,982
Unitrin Inc.                                                  1,592       65,925
UNUMProvident Corp.                                           3,316       52,293
XL Capital Ltd. Class A                                       1,442      111,827
--------------------------------------------------------------------------------
                                                                       4,084,859
--------------------------------------------------------------------------------

IRON / STEEL - 0.09%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                   2,508       33,156
Nucor Corp.                                                     850       47,600
Schnitzer Steel Industries Inc. Class A                       1,970      119,185
--------------------------------------------------------------------------------
                                                                         199,941
--------------------------------------------------------------------------------

LEISURE TIME - 0.14%
--------------------------------------------------------------------------------
Brunswick Corp.                                               1,715       54,588
Callaway Golf Co.                                               992       16,715
Harley-Davidson Inc.                                          3,415      162,315
Polaris Industries Inc.                                         497       44,024
Sabre Holdings Corp.                                          1,873       40,438
--------------------------------------------------------------------------------
                                                                         318,080
--------------------------------------------------------------------------------

LODGING - 0.21%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                   1,318       65,597
Hilton Hotels Corp.                                           4,012       68,726
Mandalay Resort Group                                           923       41,277
Marriott International Inc. Class A                           2,710      125,202
MGM Mirage/(1)/                                               1,168       43,928
Park Place Entertainment Corp./(1)/                           3,965       42,941
Starwood Hotels & Resorts Worldwide Inc.                      2,231       80,249
--------------------------------------------------------------------------------
                                                                         467,920
--------------------------------------------------------------------------------

MACHINERY - 0.38%
--------------------------------------------------------------------------------
Caterpillar Inc.                                              3,983      330,669
Deere & Co.                                                   2,688      174,854
Dover Corp.                                                   2,499       99,335
Ingersoll-Rand Co. Class A                                    2,101   $  142,616
Robbins & Myers Inc.                                          1,401       26,605
Rockwell Automation Inc.                                      2,247       79,993
--------------------------------------------------------------------------------
                                                                         854,072
--------------------------------------------------------------------------------

MANUFACTURERS - 2.85%
--------------------------------------------------------------------------------
Cooper Industries Ltd.                                        1,494       86,547
Crane Co.                                                     1,646       50,598
Danaher Corp.                                                 1,829      167,811
Eastman Kodak Co.                                             3,401       87,304
Eaton Corp.                                                     878       94,806
General Electric Co.                                        116,813    3,618,867
Harsco Corp.                                                  1,267       55,520
Honeywell International Inc.                                  9,931      331,993
Illinois Tool Works Inc.                                      3,430      287,811
ITT Industries Inc.                                           1,034       76,733
Jacuzzi Brands Inc./(1)/                                      2,072       14,690
Pall Corp.                                                    2,205       59,160
Pentair Inc.                                                  1,226       56,028
Textron Inc.                                                  1,651       94,206
3M Co.                                                        8,190      696,396
Tyco International Ltd.                                      22,906      607,009
--------------------------------------------------------------------------------
                                                                       6,385,479
--------------------------------------------------------------------------------

MEDIA - 2.53%
--------------------------------------------------------------------------------
Beasley Broadcast Group Inc. Class A/(1)/                     1,495       24,563
Belo (A.H.) Corp.                                             2,093       59,316
Cablevision Systems Corp./(1)/                                1,400       32,746
Clear Channel Communications Inc.                             6,971      326,452
Comcast Corp. Class A/(1)/                                   34,523    1,134,771
Dow Jones & Co. Inc.                                          1,307       65,154
Fox Entertainment Group Inc. Class A/(1)/                     2,160       62,964
Gannett Co. Inc.                                              2,807      250,272
Gemstar-TV Guide International Inc./(1)/                      4,592       23,190
Hearst-Argyle Television Inc.                                 1,410       38,860
Hollinger International Inc.                                  3,150       49,203
Hughes Electronics Corp./(1)/                                 7,502      124,158
Knight Ridder Inc.                                              721       55,784
Liberty Media Corp. Class A/(1)/                             27,800      330,542
McGraw-Hill Companies Inc. (The)                              1,964      137,323
Meredith Corp.                                                  861       42,025
New York Times Co. Class A                                    1,446       69,104
Readers Digest Association Inc. (The)                         2,567       37,632
Scripps (E.W.) Co. Class A                                      340       32,008
Time Warner Inc./(1)/                                        51,896      933,609
Tribune Co.                                                   3,210      165,636
UnitedGlobalCom Inc. Class A/(1)/                             3,303       28,009
Univision Communications Inc. Class A/(1)/                    3,863      153,322
Viacom Inc. Class B                                          19,804      878,902
Walt Disney Co. (The)                                        22,372      521,939
Washington Post Company (The) Class B                            59       46,693
Westwood One Inc./(1)/                                        1,405       48,065
--------------------------------------------------------------------------------
                                                                       5,672,242
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------
MINING - 0.34%
--------------------------------------------------------------------------------
Alcoa Inc.                                                   10,037   $  381,406
Newmont Mining Corp.                                          6,116      297,299
Phelps Dodge Corp./(1)/                                       1,058       80,503
--------------------------------------------------------------------------------
                                                                         759,208
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.16%
--------------------------------------------------------------------------------
Herman Miller Inc.                                            1,655       40,167
HON Industries Inc.                                           1,589       68,835
Imagistics International Inc./(1)/                              857       32,137
Pitney Bowes Inc.                                             2,222       90,258
Xerox Corp./(1)/                                              8,817      121,675
--------------------------------------------------------------------------------
                                                                         353,072
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.11%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              902       47,959
Anadarko Petroleum Corp.                                      2,725      139,002
Apache Corp.                                                  1,750      141,925
Burlington Resources Inc.                                     2,135      118,236
Chesapeake Utilities Corp.                                    3,934      102,481
ChevronTexaco Corp.                                          12,014    1,037,889
ConocoPhillips                                                7,528      493,611
Cross Timbers Royalty Trust                                      14          399
Devon Energy Corp.                                            2,692      154,144
Diamond Offshore Drilling Inc.                                1,374       28,181
ENSCO International Inc.                                      1,754       47,656
EOG Resources Inc.                                            1,192       55,035
Equitable Resources Inc.                                      1,336       57,341
Exxon Mobil Corp.                                            75,707    3,103,987
Houston Exploration Co./(1)/                                  1,092       39,880
Kerr-McGee Corp.                                              1,431       66,527
Kinder Morgan Inc.                                            1,469       86,818
Marathon Oil Corp.                                            3,514      116,278
Murphy Oil Corp.                                              1,209       78,960
Nabors Industries Ltd./(1)/                                   1,947       80,800
Noble Corp./(1)/                                              1,484       53,098
Noble Energy Inc.                                             1,342       59,625
Occidental Petroleum Corp.                                    3,710      156,710
Patina Oil & Gas Corp.                                        1,090       53,399
Penn Virginia Corp.                                           1,413       78,633
Pioneer Natural Resources Co./(1)/                            1,678       53,579
Plains Exploration & Production Co./(1)/                      1,900       29,241
Plains Resource Inc./(1)/                                     2,291       36,771
Rowan Companies Inc./(1)/                                     1,398       32,392
Sunoco Inc.                                                   1,175       60,101
Transocean Inc./(1)/                                          4,663      111,959
Unocal Corp.                                                  2,564       94,432
Valero Energy Corp.                                           1,754       81,280
XTO Energy Inc.                                               2,695       76,268
--------------------------------------------------------------------------------
                                                                       6,974,597
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.36%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             2,950       94,872
BJ Services Co./(1)/                                          2,006       72,015
Cooper Cameron Corp./(1)/                                       491   $   22,881
Grant Prideco Inc./(1)/                                       3,172       41,299
Halliburton Co.                                               5,051      131,326
Patterson-UTI Energy Inc./(1)/                                1,612       53,067
Schlumberger Ltd.                                             5,659      309,660
Smith International Inc./(1)/                                 1,240       51,485
Varco International Inc./(1)/                                 1,882       38,826
--------------------------------------------------------------------------------
                                                                         815,431
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.13%
--------------------------------------------------------------------------------
Ball Corp.                                                      634       37,767
Bemis Co.                                                       754       37,700
Pactiv Corp./(1)/                                             1,843       44,048
Sealed Air Corp./(1)/                                         1,213       65,672
Smurfit-Stone Container Corp.                                 3,297       61,225
Sonoco Products Co.                                           1,666       41,017
--------------------------------------------------------------------------------
                                                                         287,429
--------------------------------------------------------------------------------

PHARMACEUTICALS - 3.96%
--------------------------------------------------------------------------------
Abbott Laboratories                                          16,721      779,199
Abgenix Inc./(1)/                                             2,174       27,088
Advanced Medical Optics Inc./(1)/                             1,848       36,313
Allergan Inc.                                                 1,364      104,769
AmerisourceBergen Corp.                                       1,300       72,995
Bone Care International Inc./(1)/                             3,074       39,163
Bristol-Myers Squibb Co.                                     21,301      609,209
Cardinal Health Inc.                                          4,935      301,825
Celgene Corp./(1)/                                            1,461       65,774
DENTSPLY International Inc.                                   1,170       52,849
Discovery Laboratories Inc./(1)/                              3,800       39,862
Forest Laboratories Inc./(1)/                                 3,897      240,835
Gilead Sciences Inc./(1)/                                     2,183      126,920
IVAX Corp./(1)/                                               2,038       48,667
King Pharmaceuticals Inc./(1)/                                2,993       45,673
Lilly (Eli) & Co.                                            11,971      841,920
Medicis Pharmaceutical Corp. Class A                            522       37,219
MedImmune Inc./(1)/                                           3,104       78,842
Merck & Co. Inc.                                             25,536    1,179,763
Mylan Laboratories Inc.                                       2,865       72,370
Neurocrine Biosciences Inc./(1)/                              1,017       55,467
Pfizer Inc.                                                  82,978    2,931,613
Schering-Plough Corp.                                        16,443      285,944
Sepracor Inc./(1)/                                            1,354       32,401
Sybron Dental Specialties Inc./(1)/                           1,406       39,509
Tanox Inc./(1)/                                               1,876       27,859
Valeant Pharmaceuticals International                         1,562       39,284
Watson Pharmaceuticals Inc./(1)/                              1,439       66,194
Wyeth                                                        14,313      607,587
--------------------------------------------------------------------------------
                                                                       8,887,113
--------------------------------------------------------------------------------

PIPELINES - 0.06%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      6,820       29,190
El Paso Corp.                                                 6,747       55,258

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares     Value
--------------------------------------------------------------------------------

PIPELINES (Continued)
--------------------------------------------------------------------------------
Williams Companies Inc.                                       6,218   $   61,061
--------------------------------------------------------------------------------
                                                                         145,509
--------------------------------------------------------------------------------

REAL ESTATE - 0.08%
--------------------------------------------------------------------------------
Shurgard Storage Centers Inc. Class A                         1,982       74,622
Urstadt Biddle Properties Inc. Class A                        7,603      107,582
--------------------------------------------------------------------------------
                                                                         182,204
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.74%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.
   Class A                                                    1,595       55,027
Archstone-Smith Trust                                         2,948       82,485
Arden Realty Inc.                                             2,498       75,789
AvalonBay Communities Inc.                                    1,242       59,368
Boston Properties Inc.                                        1,481       71,369
Capital Automotive                                            1,669       53,408
CarrAmerica Realty Corp.                                      2,643       78,709
Crescent Real Estate Equities Co.                             2,957       50,653
Duke Realty Corp.                                             2,890       89,590
Equity Office Properties Trust                                3,462       99,186
Equity Residential                                            2,958       87,291
General Growth Properties Inc.                                3,897      108,142
Highwoods Properties Inc.                                     2,196       55,778
Host Marriott Corp./(1)/                                      4,785       58,951
Kimco Realty Corp.                                            2,025       90,619
Liberty Property Trust                                        1,674       65,119
Mack-Cali Realty Corp.                                        1,604       66,758
ProLogis                                                      2,507       80,450
Public Storage Inc.                                           1,886       81,834
Rouse Co. (The)                                               1,455       68,385
Simon Property Group Inc.                                     1,775       82,253
Vornado Realty Trust                                          1,616       88,476
--------------------------------------------------------------------------------
                                                                       1,649,640
--------------------------------------------------------------------------------

RETAIL - 4.10%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                          1,272       31,431
Amazon.com Inc./(1)/                                          2,253      118,598
AutoNation Inc./(1)/                                          3,586       65,875
AutoZone Inc./(1)/                                              993       84,614
Barnes & Noble Inc./(1)/                                        983       32,292
Bed Bath & Beyond Inc./(1)/                                   3,362      145,743
Best Buy Co. Inc.                                             3,669      191,669
Big Lots Inc./(1)/                                            1,886       26,800
BJ's Wholesale Club Inc./(1)/                                   875       20,090
Borders Group Inc./(1)/                                       1,573       34,480
Brinker International Inc./(1)/                               1,613       53,487
CarMax Inc./(1)/                                              1,497       46,302
Circuit City Stores Inc.                                      2,971       30,096
Coach Inc./(1)/                                               2,254       85,088
CVS Corp.                                                     4,603      166,260
Darden Restaurants Inc.                                       2,323       48,876
Dollar General Corp.                                          3,981       83,561
Dollar Tree Stores Inc./(1)/                                  1,533       46,082
eBay Inc./(1)/                                                6,906   $  446,059
Family Dollar Stores Inc.                                     1,941       69,643
Federated Department Stores Inc.                              2,231      105,147
FreeMarkets Inc./(1)/                                         1,638       10,958
Gap Inc. (The)                                               10,244      237,763
Home Depot Inc.                                              26,136      927,567
Kohls Corp./(1)/                                              3,757      168,840
Krispy Kreme Doughnuts Inc./(1)/                                816       29,866
Limited Brands Inc.                                           6,308      113,733
Lowe's Companies Inc.                                         8,613      477,074
May Department Stores Co. (The)                               3,328       96,745
McDonald's Corp.                                             14,807      367,658
Michaels Stores Inc.                                            909       40,178
Nordstrom Inc.                                                2,072       71,070
Office Depot Inc./(1)/                                        3,776       63,097
Outback Steakhouse Inc.                                       1,536       67,907
Payless ShoeSource Inc./(1)/                                  1,214       16,268
Penney (J.C.) Co. Inc. (Holding Co.)                          2,804       73,689
Pier 1 Imports Inc.                                           1,591       34,779
RadioShack Corp.                                              1,925       59,059
Rite Aid Corp./(1)/                                           5,419       32,731
Ross Stores Inc.                                              2,174       57,459
Saks Inc./(1)/                                                2,516       37,841
Sears, Roebuck and Co.                                        2,904      132,103
Staples Inc./(1)/                                             5,722      156,211
Starbucks Corp./(1)/                                          4,740      156,704
Target Corp.                                                 10,476      402,278
Tiffany & Co.                                                 1,841       83,213
TJX Companies Inc.                                            6,184      136,357
Toys R Us Inc./(1)/                                           2,723       34,419
Walgreen Co.                                                 11,008      400,471
Wal-Mart Stores Inc.                                         48,126    2,553,084
Wendy's International Inc.                                    1,577       61,881
Williams-Sonoma Inc./(1)/                                     1,162       40,403
Yum! Brands Inc./(1)/                                         3,522      121,157
--------------------------------------------------------------------------------
                                                                       9,194,756
--------------------------------------------------------------------------------

SEMICONDUCTORS - 2.34%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              4,120       61,388
Altera Corp./(1)/                                             4,031       91,504
Analog Devices Inc.                                           4,001      182,646
Applied Materials Inc./(1)/                                  18,466      414,562
Applied Micro Circuits Corp./(1)/                             3,764       22,509
Axcelis Technologies Inc./(1)/                                1,231       12,581
Broadcom Corp. Class A/(1)/                                   3,419      116,554
Cirrus Logic Inc./(1)/                                        2,299       17,633
Conexant Systems Inc./(1)/                                    6,904       34,313
Cree Inc./(1)/                                                1,019       18,026
Cypress Semiconductor Corp./(1)/                              2,055       43,895
Integrated Device Technology Inc./(1)/                        1,682       28,880
Intel Corp.                                                  69,849    2,249,138
International Rectifier Corp./(1)/                              891       44,024
Intersil Corp. Class A                                        1,917       47,637
KLA-Tencor Corp./(1)/                                         2,053      120,450

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares      Value
--------------------------------------------------------------------------------
SEMICONDUCTORS (Continued)
--------------------------------------------------------------------------------
Lam Research Corp./(1)/                                       1,577   $   50,937
Lattice Semiconductor Corp./(1)/                              1,830       17,714
Linear Technology Corp.                                       3,159      132,899
LSI Logic Corp./(1)/                                          3,833       33,999
Maxim Integrated Products Inc.                                3,460      172,308
Microchip Technology Inc.                                     1,749       58,347
Micron Technology Inc./(1)/                                   6,646       89,522
Mykrolis Corp./(1)/                                           2,165       34,813
National Semiconductor Corp./(1)/                             2,094       82,525
Novellus Systems Inc./(1)/                                    1,707       71,779
NVIDIA Corp./(1)/                                             2,018       46,918
QLogic Corp./(1)/                                             1,104       56,966
Rambus Inc./(1)/                                              1,246       38,252
Silicon Laboratories Inc./(1)/                                  699       30,211
Skyworks Solutions Inc./(1)/                                  1,967       17,113
Teradyne Inc./(1)/                                            2,298       58,484
Texas Instruments Inc.                                       19,463      571,823
Varian Semiconductor Equipment
  Associates Inc./(1)/                                          663       28,966
Vitesse Semiconductor Corp./(1)/                              3,602       21,144
Xilinx Inc./(1)/                                              3,629      140,587
--------------------------------------------------------------------------------
                                                                       5,261,047
--------------------------------------------------------------------------------

SOFTWARE - 3.05%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                            2,590      101,787
Akamai Technologies Inc./(1)/                                 5,097       54,793
Ascential Software Corp./(1)/                                 1,105       28,653
Autodesk Inc.                                                 1,656       40,704
Automatic Data Processing Inc.                                6,504      257,623
BEA Systems Inc./(1)/                                         4,112       50,578
BMC Software Inc./(1)/                                        2,823       52,649
Cadence Design Systems Inc./(1)/                              3,565       64,099
Certegy Inc.                                                  1,363       44,706
ChoicePoint Inc./(1)/                                         1,284       48,908
Citrix Systems Inc./(1)/                                      2,174       46,111
Computer Associates International Inc.                        6,671      182,385
Compuware Corp./(1)/                                          4,432       26,769
DoubleClick Inc./(1)/                                         2,924       29,883
eFunds Corp./(1)/                                             1,666       28,905
Electronic Arts Inc./(1)/                                     3,303      157,817
First Data Corp.                                              7,938      326,172
Fiserv Inc./(1)/                                              2,214       87,475
Global Payments Inc.                                          1,047       49,335
IMS Health Inc.                                               2,659       66,103
Intuit Inc./(1)/                                              2,236      118,307
Keane Inc./(1)/                                               1,686       24,683
Macromedia Inc./(1)/                                          1,477       26,350
Mercury Interactive Corp./(1)/                                1,149       55,887
Micromuse Inc./(1)/                                           2,203       15,201
Microsoft Corp.                                             116,254    3,201,635
NDCHealth Corp.                                               1,059       27,132
Network Associates Inc./(1)/                                  2,212       33,268
Novell Inc./(1)/                                              5,353       56,314
Oracle Corp./(1)/                                            56,066      740,071
PalmSource Inc./(1)/                                            521       11,353
Parametric Technology Corp./(1)/                              4,820   $   18,991
PeopleSoft Inc./(1)/                                          4,435      101,118
RealNetworks Inc./(1)/                                        2,593       14,806
Reynolds & Reynolds Co. (The) Class A                         1,335       38,782
SAFLINK Corp./(1)/                                            6,452       17,291
Siebel Systems Inc./(1)/                                      6,072       84,219
Sybase Inc./(1)/                                              1,622       33,381
Symantec Corp./(1)/                                           3,483      120,686
Total System Services Inc.                                    1,455       45,294
Yahoo! Inc./(1)/                                              7,056      318,720
--------------------------------------------------------------------------------
                                                                       6,848,944
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.61%
--------------------------------------------------------------------------------
ADTRAN Inc.                                                   1,140       35,340
Advanced Fibre Communications Inc./(1)/                       1,521       30,648
American Tower Corp. Class A/(1)/                             3,292       35,619
Andrew Corp./(1)/                                             2,996       34,484
Avaya Inc./(1)/                                               5,416       70,083
CIENA Corp./(1)/                                              5,970       39,641
CommScope Inc./(1)/                                           1,852       30,243
Comverse Technology Inc./(1)/                                 3,027       53,245
Harris Corp.                                                    993       37,684
JDS Uniphase Corp./(1)/                                      14,018       51,166
Motorola Inc.                                                25,901      364,427
QUALCOMM Inc.                                                 8,700      469,191
RF Micro Devices Inc./(1)/                                    2,085       20,954
Scientific-Atlanta Inc.                                       2,159       58,941
Tellabs Inc./(1)/                                             5,184       43,701
--------------------------------------------------------------------------------
                                                                       1,375,367
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.11%
--------------------------------------------------------------------------------
Adaptec Inc./(1)/                                             1,587       14,013
Anixter International Inc./(1)/                                 673       17,417
AT&T Wireless Services Inc./(1)/                             29,832      238,358
Corning Inc./(1)/                                            16,065      167,558
Cox Communications Inc. Class A/(1)/                          2,355       81,130
Dobson Communications Corp. Class A/(1)/                      2,558       16,806
EchoStar Communications Corp./(1)/                            2,657       90,338
Emulex Corp./(1)/                                             1,387       37,005
InterDigital Communications Corp./(1)/                        1,048       21,631
Level 3 Communications Inc./(1)/                              7,759       44,226
Nextel Communications Inc. Class A/(1)/                      12,112      339,863
Qwest Communications
  International Inc./(1)/                                    17,595       76,010
Sprint Corp. (PCS Group)/(1)/                                10,347       58,150
UTStarcom Inc./(1)/                                           1,057       39,183
Verizon Communications Inc.                                  35,454    1,243,726
--------------------------------------------------------------------------------
                                                                       2,485,414
--------------------------------------------------------------------------------

TELEPHONE - 1.03%
--------------------------------------------------------------------------------
Alltel Corp.                                                  3,285      153,015
AT&T Corp.                                                    9,259      187,958
BellSouth Corp.                                              20,919      592,008

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

TELEPHONE (Continued)
--------------------------------------------------------------------------------
CenturyTel Inc.                                             1,929   $     62,924
Cincinnati Bell Inc./(1)/                                   4,165         21,033
SBC Communications Inc.                                    40,261      1,049,604
Sprint Corp. (FON Group)                                   10,878        178,617
Telephone & Data Systems Inc.                                 933         58,359
--------------------------------------------------------------------------------
                                                                       2,303,518
--------------------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------------------
Cintas Corp.                                                2,052        102,867
Mohawk Industries Inc./(1)/                                   711         50,154
--------------------------------------------------------------------------------
                                                                         153,021
--------------------------------------------------------------------------------

TOBACCO - 0.60%
--------------------------------------------------------------------------------
Altria Group Inc.                                          21,908      1,192,233
R.J. Reynolds Tobacco Holdings Inc.                         1,184         68,850
UST Inc.                                                    2,185         77,983
--------------------------------------------------------------------------------
                                                                       1,339,066
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.06%
--------------------------------------------------------------------------------
Hasbro Inc.                                                 2,477         52,711
Mattel Inc.                                                 4,436         85,482
--------------------------------------------------------------------------------
                                                                         138,193
--------------------------------------------------------------------------------

TRANSPORTATION - 0.80%
--------------------------------------------------------------------------------
Alexander & Baldwin Inc.                                    1,869         62,967
Burlington Northern Santa Fe Corp.                          3,856        124,742
CNF Inc.                                                    1,153         39,087
CSX Corp.                                                   2,290         82,303
Expeditors International Washington Inc.                    1,875         70,612
FedEx Corp.                                                 3,498        236,115
Kansas City Southern Industries Inc./(1)/                   2,489         35,642
Norfolk Southern Corp.                                      3,987         94,293
Union Pacific Corp.                                         2,436        169,253
United Parcel Service Inc. Class B                         11,926        889,083
--------------------------------------------------------------------------------
                                                                       1,804,097
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.01%
--------------------------------------------------------------------------------
GATX Corp.                                                  1,003         28,064
--------------------------------------------------------------------------------
                                                                          28,064
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $110,767,266)                                                 131,813,356
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 18.82%

AUSTRALIA - 0.86%
--------------------------------------------------------------------------------
Coles Myer Ltd.                                            14,514         82,673
Coles Myer Ltd. ADR                                         4,129        187,457
National Australia Bank Ltd. ADR                            4,512        505,570
News Corp. Ltd.                                            13,054        117,928
News Corp. Ltd. ADR                                         3,539        127,758
Rio Tinto PLC ADR                                           3,211        357,416
Westpac Banking Corp.                                      12,578   $    151,536
Westpac Banking Corp. ADR                                   6,568        396,839
--------------------------------------------------------------------------------
                                                                       1,927,177
--------------------------------------------------------------------------------

BELGIUM - 0.17%
--------------------------------------------------------------------------------
Cofinimmo                                                   1,413        196,408
Compagnie Maritime Belge SA                                 1,307        105,509
Electrabel SA                                                 293         92,098
--------------------------------------------------------------------------------
                                                                         394,015
--------------------------------------------------------------------------------

DENMARK - 0.19%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                        6,732        275,743
TDC A/S ADR                                                 7,786        141,394
--------------------------------------------------------------------------------
                                                                         417,137
--------------------------------------------------------------------------------

FINLAND - 0.35%
--------------------------------------------------------------------------------
Nokia OYJ                                                   2,672         46,207
Nokia OYJ ADR                                              17,369        295,273
Outokumpu OYJ                                               5,206         70,722
Rautaruukki OYJ/(1)/                                       14,852        109,404
Stora Enso OYJ Class R                                      4,203         56,620
UPM-Kymmene OYJ                                             4,244         80,940
Uponor OYJ                                                  3,719        117,274
--------------------------------------------------------------------------------
                                                                         776,440
--------------------------------------------------------------------------------

FRANCE - 1.92%
--------------------------------------------------------------------------------
Alcatel SA ADR/(1)/                                        10,027        128,847
Autoroutes du Sud de la France SA                           1,976         66,299
Aventis SA ADR                                              8,141        539,423
AXA ADR                                                    18,158        389,852
BNP Paribas SA                                              4,332        272,771
Carrefour SA                                                2,965        162,761
Compagnie de Saint-Gobain SA                                2,345        114,795
France Telecom SA/(1)/                                      4,944        141,310
France Telecom SA ADR/(1)/                                  2,490         71,189
Groupe Wanadoo SA/(1)/                                      8,807         72,207
L'Oreal SA                                                  2,319        190,130
LVMH Moet Hennessy Louis Vuitton SA                         4,089        297,597
Sanofi-Synthelabo SA                                        2,407        181,253
Societe Generale Class A                                    1,921        169,614
STMicroelectronics NV                                       5,178        140,422
Suez SA                                                     7,078        142,220
Technip-Coflexip SA                                           445         48,160
Total SA ADR                                                8,355        772,921
Union du Credit Bail Immobilier                             1,507        141,329
Vivendi Universal SA/(1)/                                   5,451        132,493
Vivendi Universal SA ADR/(1)/                               2,837         68,882
Zodiac SA                                                   2,235         65,573
--------------------------------------------------------------------------------
                                                                       4,310,048
--------------------------------------------------------------------------------

GERMANY - 1.35%
--------------------------------------------------------------------------------
Allianz AG                                                  1,630        205,765
BASF AG                                                     3,304        185,787

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

GERMANY (Continued)
--------------------------------------------------------------------------------
Bayer AG                                                      4,727   $  138,447
DaimlerChrysler AG                                            9,984      461,460
Deutsche Bank AG                                              3,719      308,196
Deutsche Telekom AG/(1)/                                      4,003       73,264
Deutsche Telekom AG ADR/(1)/                                 13,311      241,328
Douglas Holding AG                                            3,594       99,914
E. ON AG                                                      4,177      272,600
Merck KGaA                                                    1,386       57,744
Muenchener Rueckversicherungs-Gesellschaft AG                   908      110,087
RWE AG                                                        4,473      176,990
SAP AG                                                          377       63,317
SAP AG ADR                                                    4,658      193,586
Siemens AG                                                    5,415      433,718
--------------------------------------------------------------------------------
                                                                       3,022,203
--------------------------------------------------------------------------------

GREECE - 0.07%
--------------------------------------------------------------------------------
Aluminium of Greece S.A.I.C                                   4,210       85,602
Technical Olympic SA                                         12,010       64,534
--------------------------------------------------------------------------------
                                                                         150,136
--------------------------------------------------------------------------------

HONG KONG - 0.35%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  13,000       56,932
Bank of East Asia Ltd.                                       23,400       71,885
CLP Holdings Ltd.                                             7,500       35,744
Esprit Holdings Ltd.                                         13,000       43,285
Giordano International Ltd.                                  64,000       29,677
Hong Kong & China Gas Co. Ltd.                               73,000      111,424
Hong Kong Exchanges & Clearing Ltd.                          36,000       78,134
Hongkong Electric Holdings Ltd.                              19,000       75,133
Hysan Development Co. Ltd.                                   55,000       85,012
Shangri-La Asia Ltd.                                         62,000       58,298
Sino Land Co. Ltd.                                          160,000       91,195
Wharf Holdings Ltd.                                          22,000       60,925
--------------------------------------------------------------------------------
                                                                         797,644
--------------------------------------------------------------------------------

IRELAND - 0.14%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                    9,849      312,706
--------------------------------------------------------------------------------
                                                                         312,706
--------------------------------------------------------------------------------
ITALY - 0.70%
--------------------------------------------------------------------------------
Assicurazioni Generali SpA                                    6,345      168,069
Banca Popolare di Milano SCRL                                17,385      113,809
Benetton Group SpA ADR                                        9,120      210,398
ENI-Ente Nazionale Idrocarburi SpA                            6,315      119,163
ENI-Ente Nazionale Idrocarburi SpA ADR                        2,928      278,101
Fiat SpA/(1)/                                                 6,444       49,419
Fiat SpA ADR                                                  8,550       66,177
Finmeccanica SpA                                             91,478       71,655
Sanpaolo IMI SpA ADR                                         11,488      297,884
Seat Pagine Gaille SpA/(1)/                                  86,138       82,031
Telecom Italia Media SpA/(1)/                               132,469       65,833
Tiscali SpA/(1)/                                              7,409       51,773
--------------------------------------------------------------------------------
                                                                       1,574,312
--------------------------------------------------------------------------------

JAPAN - 3.77%
--------------------------------------------------------------------------------
Ariake Japan Co. Ltd.                                         2,270   $   72,228
Bridgestone Corp.                                             6,000       80,676
Canon Inc. ADR                                                7,000      333,480
Chubu Electric Power Co. Inc.                                 4,100       85,504
Dainippon Screen Manufacturing Co. Ltd./(1)/                 15,000      102,594
Dowa Mining Co. Ltd.                                          9,000       48,372
East Japan Railway Co.                                           27      127,228
Fuji Photo Film Co. Ltd. ADR                                  5,276      173,053
Hitachi Ltd. ADR                                              3,187      191,443
Honda Motor Co. Ltd. ADR                                     10,856      244,260
Ito-Yokado Co. Ltd.                                           4,281      134,618
Ito-Yokado Co. Ltd. ADR/(2)/                                    240        5,731
Japan Airlines System Corp. ADR                              11,178      145,314
JFE Holdings Inc.                                             4,000      109,172
Kansai Electric Power Co. Inc.                                3,800       66,590
Kikkoman Corp.                                               11,000       78,212
Kirin Brewery Co. Ltd. ADR                                   38,969      334,744
Kubota Corp. ADR                                             12,153      254,605
Kyocera Corp. ADR                                             1,630      109,210
Kyushu Electric Power Co. Inc.                                3,200       55,030
Makita Corp. ADR                                              6,620       65,955
Matsushita Electric Industrial Co. Ltd. ADR                  16,391      228,491
Millea Holdings Inc. ADR                                      9,079      611,925
Mitsubishi Corp. ADR                                         12,781      272,874
Mitsubishi Tokyo Financial Group Inc.                            26      202,818
Mitsui & Co. Ltd. ADR                                         1,647      261,873
NEC Corp. ADR                                                22,088      165,859
Nintendo Co. Ltd.                                             1,100      102,641
Nippon Oil Corp.                                             19,000       96,799
Nippon Telegraph & Telephone Corp. ADR                       11,750      288,580
Nissan Motor Co. Ltd. ADR                                     8,838      198,501
Nomura Holdings Inc.                                         13,000      221,377
NTT DoCoMo Inc.                                                 108      244,882
Osaka Gas Co. Ltd.                                           27,000       73,061
Pioneer Corp. ADR                                             5,395      151,977
Ricoh Corp. Ltd. ADR                                          1,970      194,537
Seino Transportation Co. Ltd.                                 6,000       49,603
Seven-Eleven Japan Co. Ltd.                                   3,000       90,977
Sharp Corp.                                                   8,000      126,229
Shin-Etsu Chemical Co. Ltd.                                   3,000      122,609
Snow Brand Milk Products Co. Ltd./(1)/                       32,000       92,265
Softbank Corp.                                                2,100       64,272
Sony Corp.                                                    1,600       55,389
Sony Corp. ADR                                                4,291      148,769
Sumitomo Mitsui Financial Group Inc.                             28      149,184
Sumitomo Osaka Cement Co. Ltd.                               31,000       60,745
Takeda Chemical Industries Ltd.                               4,900      194,317
Takefuji Corp.                                                1,160       54,228
Tohoku Electric Power Co. Inc.                                3,000       49,743
Tokyo Electric Power Co. Inc. (The)                           7,000      153,494
Tokyo Gas Co. Ltd.                                           27,000       96,240

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

JAPAN (Continued)
--------------------------------------------------------------------------------
Tokyu Corp.                                                  19,000   $   97,509
Toshiba Corp.                                                25,000       94,709
Toyota Motor Corp. ADR                                        7,853      539,894
Yamanouchi Pharmaceutical Co. Ltd.                            2,800       87,002
--------------------------------------------------------------------------------
                                                                       8,461,392
--------------------------------------------------------------------------------

NETHERLANDS - 1.10%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                      17,633      414,023
Aegon NV ADR                                                  9,080      134,384
Akzo Nobel NV ADR                                             5,022      191,840
ING Groep NV                                                  3,033       70,737
ING Groep NV ADR                                              6,908      161,716
Koninklijke Ahold NV ADR/(1)/                                12,337       95,735
Koninklijke KPN NV/(1)/                                      15,425      119,073
Koninklijke Philips Electronics NV NY                         9,058      263,497
Reed Elsevier NV ADR                                          8,507      210,548
Royal Dutch Petroleum Co.                                    11,581      610,602
Unilever NV CVA                                               2,966      193,979
--------------------------------------------------------------------------------
                                                                       2,466,134
--------------------------------------------------------------------------------

NEW ZEALAND - 0.10%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                            29,185      102,897
Telecom Corp. of New Zealand Ltd. ADR                         4,215      119,074
--------------------------------------------------------------------------------
                                                                         221,971
--------------------------------------------------------------------------------

NORWAY - 0.08%
--------------------------------------------------------------------------------
Aker Kvaerner ASA/(1)/                                        2,670       45,652
DNB NOR ASA                                                  19,343      129,093
--------------------------------------------------------------------------------
                                                                         174,745
--------------------------------------------------------------------------------

PANAMA - 0.12%
--------------------------------------------------------------------------------
Carnival Corp.                                                7,050      280,096
--------------------------------------------------------------------------------
                                                                         280,096
--------------------------------------------------------------------------------

PORTUGAL - 0.07%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                         67,493      150,684
--------------------------------------------------------------------------------
                                                                         150,684
--------------------------------------------------------------------------------

SINGAPORE - 0.16%
--------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd./(1)/              21,000       21,392
Chartered Semiconductor Manufacturing Ltd. ADR/(1)/           2,111       21,258
Haw Par Corp. Ltd.                                           42,000      110,299
Singapore Exchange Ltd.                                      98,000       97,521
SMRT Corp. Ltd.                                             341,000      120,473
--------------------------------------------------------------------------------
                                                                         370,943
--------------------------------------------------------------------------------

SPAIN - 0.76%
--------------------------------------------------------------------------------
Antena 3 Television SA/(1)/                                   2,381      104,931
Banco Bilbao Vizcaya Argentaria SA                            4,582       63,286
Banco Bilbao Vizcaya Argentaria SA ADR                       16,643      230,506
Banco Santander Central Hispano SA ADR                       48,205      578,942
Repsol YPF SA ADR                                            10,083      197,123
Telefonica SA                                                13,099   $  192,321
Telefonica SA ADR                                             7,670      338,937
--------------------------------------------------------------------------------
                                                                       1,706,046
--------------------------------------------------------------------------------

SWEDEN - 0.36%
--------------------------------------------------------------------------------
Hennes & Mauritz AB Class B                                   5,251      124,793
Hoganas AB Class B                                            3,785       81,010
Holmen AB Class B                                             1,406       49,926
OM AB                                                         9,005      112,010
Skanska AB Class B                                           13,588      119,917
SSAB Svenskt Stal AB Series A                                 4,264       76,150
Telefonaktiebolaget LM Ericsson AB ADR/(1)/                   4,430       78,411
Telefonaktiebolaget LM Ericsson Class B/(1)/                 88,308      158,322
--------------------------------------------------------------------------------
                                                                         800,539
--------------------------------------------------------------------------------

SWITZERLAND - 1.44%
--------------------------------------------------------------------------------
Adecco SA ADR                                                11,739      189,115
Ciba Specialty Chemicals AG/(1)/                                599       46,351
Compagnie Financiere Richemont AG                             3,294       79,104
Credit Suisse Group                                           7,487      273,933
Givaudan SA - Registered                                        203      105,378
Logitech International SA - Registered/(1)/                   1,198       51,824
Lonza Group AG - Registered                                   1,016       58,409
Nestle SA                                                     1,753      437,984
Novartis AG                                                  12,083      548,583
Roche Holding AG - Genusschein                                3,673      370,493
Schindler Holding AG Certificates of Participation/(1)/         499      121,850
Societe Generale de Surveillance Holding SA                     159       99,765
Sulzer AG - Registered                                          318       85,623
Swiss Re                                                      1,090       73,592
UBS AG - Registered                                           6,645      455,089
Unaxis Holding AG Class R                                       581       82,329
Valora Holding AG                                               244       60,766
Zurich Financial Services AG/(1)/                               642       92,400
--------------------------------------------------------------------------------
                                                                       3,232,588
--------------------------------------------------------------------------------

UNITED KINGDOM - 4.76%
--------------------------------------------------------------------------------
AstraZeneca PLC                                                 470       22,549
AstraZeneca PLC ADR                                          10,090      488,154
BAE Systems PLC                                              26,085       78,566
Balfour Beatty PLC                                           15,467       60,499
Barclays PLC ADR/(3)/                                        13,656      496,396
Barratt Developments PLC                                      6,296       61,200
BHP Billiton PLC                                             17,579      153,569
BP PLC                                                       72,393      587,062
BP PLC ADR                                                    9,282      458,067
British American Tobacco PLC                                 11,173      154,010
British Sky Broadcasting Group PLC ADR/(1)/                   3,168      161,378
British Telecom PLC ADR                                       5,837      199,742
Cadbury Schweppes PLC ADR                                    11,609      346,993

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Carnival PLC                                                2,140   $     86,234
Centrica PLC                                               38,111        143,953
Compass Group PLC                                          23,644        160,840
Diageo PLC ADR                                             10,257        542,185
George Wimpey PLC                                           9,237         61,719
GlaxoSmithKline PLC ADR                                    18,562        865,360
Great Portland Estates PLC                                 22,114         92,832
GUS PLC                                                     7,300        101,082
Hanson PLC ADR                                              7,619        278,093
HBOS PLC                                                   22,599        292,696
Hong Kong & Shanghai Banking ADR                            3,025        238,430
HSBC Holdings PLC                                          40,699        639,687
Imperial Tobacco Group PLC                                  5,993        118,012
Kelda Group PLC                                             7,724         64,849
Kesa Electricals PLC                                        4,098         18,872
Kidde PLC                                                  36,578         69,736
Kingfisher PLC                                             16,954         84,525
Lloyds TSB Group PLC                                       29,360        235,463
National Grid Transco PLC                                  23,624        169,268
Peninsular & Oriental Steam Navigation Co. PLC             22,633         93,188
Prudential Corp. PLC                                        9,244         78,149
Rank Group PLC                                             16,365         81,809
Reckitt Benckiser PLC                                       4,946        111,916
Reuters Group PLC                                           2,427         10,210
Reuters Group PLC ADR                                       2,892         73,399
Royal Bank of Scotland Group PLC                           16,374        482,474
Scottish & Southern Energy PLC                              8,258         99,490
Scottish Power PLC                                         16,010        106,688
Shell Transport & Trading Co. PLC                          57,022        424,134
Tate & Lyle PLC                                             8,433         47,025
Tesco PLC                                                  40,595        187,310
Unilever PLC                                               17,890        166,774
United Utilities PLC                                        5,788         51,341
Vodafone Group PLC                                        125,143        310,274
Vodafone Group PLC ADR                                     28,325        709,258
WPP Group PLC                                              13,247        130,072
--------------------------------------------------------------------------------
                                                                      10,695,532
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $38,036,644)                                                   42,242,488
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $148,803,910)                                                 174,055,844
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.01%

AUSTRALIA - 0.01%
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                           839         25,382
--------------------------------------------------------------------------------
                                                                          25,382
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $24,249)                                                           25,382
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 20.29%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%, 02/15/31                                    $ 3,005,000   $  3,133,770
   6.13%, 11/15/27                                        745,000        839,929
   6.25%, 08/15/23                                      1,160,000      1,322,174
   6.25%, 05/15/30                                      1,320,000      1,523,259
   7.25%, 05/15/16                                      2,455,000      3,062,517
   7.50%, 11/15/16                                      3,030,000      3,857,569
   7.63%, 11/15/22                                        745,000        975,776
   8.00%, 11/15/21                                      8,165,000     11,027,216
   8.13%, 08/15/19                                      1,830,000      2,471,929
U.S. Treasury Notes
   1.13%, 06/30/05                                        390,000        387,913
   2.00%, 08/31/05                                        445,000        447,868
   3.00%, 11/15/07                                      1,900,000      1,916,329
   3.25%, 08/15/08                                        435,000        437,651
   3.63%, 05/15/13                                        990,000        951,599
   4.00%, 11/15/12                                      1,445,000      1,431,115
   4.38%, 08/15/12                                      1,150,000      1,172,821
   4.75%, 11/15/08                                        750,000        802,910
   5.00%, 08/15/11                                        700,000        749,109
   5.63%, 05/15/08                                      1,665,000      1,844,377
   5.75%, 11/15/05                                        985,000      1,057,567
   5.75%, 08/15/10                                      1,130,000      1,267,012
   6.50%, 05/15/05                                      2,210,000      2,361,937
   6.50%, 10/15/06                                      1,420,000      1,581,691
   7.00%, 07/15/06                                        820,000        918,496
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $45,796,100)                                                   45,542,534
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--19.15%

MONEY MARKET FUNDS - 10.15%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        16,329,627     16,329,627
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                         5,163,406      5,163,406
BlackRock Temp Cash Money
   Market Fund/(4)/                                       185,134        185,134
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                   1,115,605      1,115,605
--------------------------------------------------------------------------------
                                                                      22,793,772
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                  Principal        Value
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 4.06%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                               $  234,700   $  234,687
   1.12%, 09/15/04/(4)(5)/                                  469,401      469,368
   1.13%, 10/12/04/(4)(5)/                                  234,700      234,682
   1.20%, 08/23/04/(4)(5)/                                  234,700      234,829
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                  469,401      469,382
   1.11%, 04/19/04/(4)(5)/                                  206,536      206,533
   1.16%, 07/15/04/(4)(5)/                                  234,700      234,745
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                  469,401      469,374
   1.24%, 08/09/04/(4)/                                     117,350      117,340
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                  234,700      234,700
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                     469,401      469,401
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                      93,880       93,880
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                  506,953      506,897
   1.12%, 08/16/04/(4)(5)/                                  117,350      117,339
   1.13%, 05/17/04/(4)/                                     234,700      234,696
   1.14%, 04/13/04/(4)/                                     234,700      234,697
Links Finance LLC
   1.10%, 06/28/04/(4)/                                     234,700      234,678
   1.10%, 07/20/04/(4)/                                     187,760      187,740
   1.11%, 03/29/04/(4)/                                     234,700      234,700
   1.14%, 05/04/04/(4)/                                     234,700      234,696
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                  352,050      352,050
   1.17%, 12/28/04/(4)(5)/                                  469,401      469,401
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                     234,700      234,700
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                     469,401      469,329
   1.10%, 07/20/04/(4)/                                     234,700      234,675
   1.13%, 07/01/04/(4)/                                     234,700      234,671
   1.24%, 08/06/04/(4)/                                     117,350      117,343
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                                  140,820      140,795
   1.10%, 07/06/04/(4)(5)/                                  140,820      140,813
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                                  234,700      234,667
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                                  234,700      234,677
   1.12%, 04/20/04/(4)(5)/                                  234,700      234,700
   1.12%, 11/15/04/(4)(5)/                                  281,640      281,640
   1.13%, 07/06/04/(4)(5)/                                  281,640      281,627
--------------------------------------------------------------------------------
                                                                       9,115,452
--------------------------------------------------------------------------------

TIME DEPOSITS - 1.52%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services PLC
   1.40%, 10/25/04/(4)/                                  $  469,401   $  469,342
Bank of New York
   1.39%, 11/01/04/(4)/                                     469,401      469,361
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                     352,050      352,023
   1.42%, 10/29/04/(4)/                                     352,050      352,072
Canadian Imperial Bank of
   Commerce
   1.24%, 10/07/04/(4)/                                     352,050      352,010
   1.40%, 10/29/04/(4)/                                     469,401      469,391
SunTrust Bank
   0.81%, 01/02/04/(4)/                                     586,751      586,751
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                     352,050      352,021
--------------------------------------------------------------------------------
                                                                       3,402,971
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.46%
--------------------------------------------------------------------------------
Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                   1,408,202    1,408,202
Merrill Lynch
   0.98%, 01/02/04/(4)/                                     469,401      469,401
   0.98%, 01/02/04/(4)/                                     469,401      469,401
   1.00%, 01/02/04/(4)/                                     938,801      938,801
--------------------------------------------------------------------------------
                                                                       3,285,805
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.45%
--------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                     234,700      234,665
   1.09%, 01/09/04/(4)/                                     234,700      234,651
   1.10%, 01/20/04/(4)/                                     234,700      234,571
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                     234,700      234,665
   1.09%, 01/20/04/(4)/                                     234,700      234,572
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                     140,820      140,773
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                     234,700      234,551
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                     469,401      469,202
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                                     516,341      516,154
Preferred Receivables
   Funding Corp.
   1.09%, 01/12/04/(4)/                                     422,461      422,333
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                     295,586      295,553
--------------------------------------------------------------------------------
                                                                       3,251,690
--------------------------------------------------------------------------------

LIFEPATH 2030 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal          Value
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.51%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04/(4)/                                 $352,050   $    350,577
   1.28%, 08/19/04/(4)/                                  187,760        186,225
Federal National Mortgage Association
   1.28%, 08/20/04/(4)/                                  610,221        605,209
-------------------------------------------------------------------------------
                                                                      1,142,011
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $42,991,701)                                                  42,991,701
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 117.00%
(Cost $237,615,960)                                                 262,615,461
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (17.00%)                           (38,163,172)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                               $224,452,289
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 89.38%

U.S. COMMON STOCKS - 69.37%

ADVERTISING - 0.18%
--------------------------------------------------------------------------------
ADVO Inc.                                                       310   $    9,846
Getty Images Inc./(1)/                                          418       20,954
Interpublic Group of Companies Inc./(1)/                      3,694       57,626
Lamar Advertising Co./(1)/                                      986       36,798
Omnicom Group Inc.                                            1,821      159,028
--------------------------------------------------------------------------------
                                                                         284,252
--------------------------------------------------------------------------------

AEROSPACE / DEFENSE - 0.97%
--------------------------------------------------------------------------------
Alliant Techsystems Inc./(1)/                                   358       20,678
Boeing Co. (The)                                              8,072      340,154
General Dynamics Corp.                                        1,787      161,527
Goodrich (B.F.) Co.                                           1,138       33,787
L-3 Communications Holdings Inc./(1)/                           887       45,556
Lockheed Martin Corp.                                         4,883      250,986
Northrop Grumman Corp.                                        1,605      153,438
Raytheon Co.                                                  3,685      110,697
Rockwell Collins Inc.                                         1,528       45,886
United Technologies Corp.                                     4,372      414,334
--------------------------------------------------------------------------------
                                                                       1,577,043
--------------------------------------------------------------------------------

AIRLINES - 0.10%
--------------------------------------------------------------------------------
Delta Air Lines Inc.                                          1,869       22,073
Southwest Airlines Co.                                        8,728      140,870
--------------------------------------------------------------------------------
                                                                         162,943
--------------------------------------------------------------------------------

APPAREL - 0.19%
--------------------------------------------------------------------------------
Jones Apparel Group Inc.                                      1,270       44,742
Liz Claiborne Inc.                                            1,219       43,226
Nike Inc. Class B                                             2,438      166,905
VF Corp.                                                      1,100       47,564
--------------------------------------------------------------------------------
                                                                         302,437
--------------------------------------------------------------------------------

AUTO MANUFACTURERS - 0.42%
--------------------------------------------------------------------------------
Ford Motor Company                                           17,161      274,576
General Motors Corp.                                          5,187      276,986
Navistar International Corp./(1)/                               697       33,379
PACCAR Inc.                                                     999       85,035
Wabash National Corp./(1)/                                      447       13,097
--------------------------------------------------------------------------------
                                                                         683,073
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT - 0.14%
--------------------------------------------------------------------------------
Autoliv Inc.                                                  1,477       55,609
BorgWarner Inc.                                                 376       31,986
Dana Corp.                                                    1,208       22,167
Delphi Corp.                                                  4,337       44,281
Goodyear Tire & Rubber Co. (The)/(1)/                         1,874       14,730
Lear Corp.                                                      792       48,573
Visteon Corp.                                                 1,425       14,834
--------------------------------------------------------------------------------
                                                                         232,180
--------------------------------------------------------------------------------

BANKS - 5.43%
--------------------------------------------------------------------------------
AmSouth Bancorp                                               3,125   $   76,562
Associated Bancorp                                            1,157       49,346
Astoria Financial Corp.                                       1,098       40,846
BancTrust Financial Group Inc.                                1,047       16,773
Bank of America Corp.                                        16,309    1,311,733
Bank of Hawaii Corp.                                            885       37,347
Bank of New York Co. Inc. (The)                               7,107      235,384
Bank One Corp.                                               11,375      518,586
Banknorth Group Inc.                                          2,033       66,133
BB&T Corp.                                                    4,422      170,866
Cascade Bancorp                                                 974       18,759
Charter One Financial Inc.                                    1,796       62,052
City National Corp.                                             625       38,825
Coastal Financial Corp.                                       1,496       26,434
Comerica Inc.                                                 1,384       77,587
Commerce Bancorp Inc.                                           692       36,455
Commerce Bancshares Inc.                                      1,063       52,108
Compass Bancshares Inc.                                       1,667       65,530
Downey Financial Corp.                                          570       28,101
East West Bancorp Inc.                                          947       50,835
Eastern Virginia Bankshares                                     459       13,339
Fifth Third Bancorp                                           4,898      289,472
First Citizens Banc Corp.                                       814       23,044
First Tennessee National Corp.                                1,125       49,612
FleetBoston Financial Corp.                                   9,773      426,591
Fulton Financial Corp.                                        1,550       33,960
Golden West Financial Corp.                                   1,092      112,683
GreenPoint Financial Corp.                                    1,449       51,179
Hibernia Corp. Class A                                        2,220       52,192
Huntington Bancshares Inc.                                    2,661       59,873
KeyCorp                                                       3,306       96,932
M&T Bank Corp.                                                  688       67,630
Marshall & Ilsley Corp.                                       2,191       83,806
Mellon Financial Corp.                                        4,069      130,656
Mercantile Bankshares Corp.                                   1,030       46,947
National Bankshares Inc.                                        458       22,611
National City Corp.                                           5,205      176,658
National Commerce Financial Corp.                             2,664       72,674
New York Community Bancorp Inc.                               2,523       96,000
North Fork Bancorp Inc.                                       1,068       43,222
Northern States Financial Corp.                                 845       24,201
Northern Trust Corp.                                          1,934       89,776
Old Point Financial Corp.                                       720       22,860
PNC Financial Services Group                                  2,207      120,789
Popular Inc.                                                  1,754       78,825
Prosperity Bancshares Inc.                                    2,240       50,445
Regions Financial Corp.                                       1,836       68,299
Shore Bancshares Inc.                                           413       15,731
SouthTrust Corp.                                              2,700       88,371
Sovereign Bancorp Inc.                                        3,478       82,602
State Street Corp.                                            3,032      157,907
Sterling Bancorp (New York)                                   1,476       42,066
SunTrust Banks Inc.                                           2,414      172,601
Synovus Financial Corp.                                       2,647       76,551

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

BANKS (Continued)
--------------------------------------------------------------------------------
TCF Financial Corp.                                             776   $   39,848
U.S. Bancorp                                                 17,636      525,200
UCBH Holdings Inc.                                            1,332       51,908
Union Planters Corp.                                          1,588       50,006
UnionBanCal Corp.                                               689       39,645
Valley National Bancorp                                       1,587       46,340
Wachovia Corp.                                               12,112      564,298
Washington Mutual Inc.                                        8,208      329,305
Wayne Bancorp Inc.                                              858       23,102
Wells Fargo & Company                                        16,551      974,688
Westamerica Bancorp                                             650       32,305
Wilmington Trust Corp.                                        1,011       36,396
Zions Bancorporation                                            830       50,904
--------------------------------------------------------------------------------
                                                                       8,784,312
--------------------------------------------------------------------------------

BEVERAGES - 1.80%
--------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                                 9,403      495,350
Brown-Forman Corp. Class B                                      384       35,885
Coca-Cola Co. (The)                                          26,946    1,367,509
Coca-Cola Enterprises Inc.                                    4,132       90,367
Constellation Brands Inc./(1)/                                1,043       34,346
Coors (Adolf) Company Class B                                   376       21,094
Pepsi Bottling Group Inc.                                     2,475       59,845
PepsiAmericas Inc.                                            1,340       22,941
PepsiCo Inc.                                                 16,764      781,538
--------------------------------------------------------------------------------
                                                                       2,908,875
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 0.90%
--------------------------------------------------------------------------------
Amgen Inc./(1)/                                              11,712      723,802
Applera Corp. - Celera Genomics
   Group/(1)/                                                   884       12,296
Biogen Idec Inc./(1)/                                         2,927      107,655
Cephalon Inc./(1)/                                              606       29,336
Chiron Corp./(1)/                                             1,463       83,376
CuraGen Corp./(1)/                                            1,051        7,704
Genentech Inc./(1)/                                           2,055      192,286
Genzyme Corp. - General Division/(1)/                         1,825       90,045
Human Genome Sciences Inc./(1)/                               1,933       25,612
ICOS Corp./(1)/                                                 724       29,887
Immunomedics Inc./(1)/                                        1,410        6,430
Invitrogen Corp./(1)/                                           551       38,570
Millennium Pharmaceuticals Inc./(1)/                          3,121       58,269
Myriad Genetics Inc./(1)/                                       118        1,517
Protein Design Labs Inc./(1)/                                 1,248       22,339
Regeneron Pharmaceuticals Inc./(1)/                             244        3,589
TECHNE Corp./(1)/                                               426       16,094
--------------------------------------------------------------------------------
                                                                       1,448,807
--------------------------------------------------------------------------------

BUILDING MATERIALS - 0.14%
--------------------------------------------------------------------------------
American Standard Companies Inc./(1)/                           597       60,118
Masco Corp.                                                   4,068      111,504
Vulcan Materials Co.                                          1,033       49,140
--------------------------------------------------------------------------------
                                                                         220,762
--------------------------------------------------------------------------------

CHEMICALS - 1.05%
--------------------------------------------------------------------------------
Air Products & Chemicals Inc.                                 2,225   $  117,547
Ashland Inc.                                                    699       30,798
Cabot Corp.                                                     797       25,376
Dow Chemical Co. (The)                                        8,726      362,740
Du Pont (E.I.) de Nemours and Co.                            11,319      519,429
Eastman Chemical Co.                                            840       33,205
Engelhard Corp.                                               1,328       39,774
Great Lakes Chemical Corp.                                      620       16,858
Hercules Inc./(1)/                                            1,041       12,700
IMC Global Inc.                                               1,283       12,740
Lyondell Chemical Co.                                         1,998       33,866
Monsanto Co.                                                  2,386       68,669
PPG Industries Inc.                                           1,569      100,447
Praxair Inc.                                                  3,182      121,552
Rohm & Haas Co.                                               2,099       89,648
Sherwin-Williams Co. (The)                                    1,333       46,308
Sigma-Aldrich Corp.                                             632       36,138
Valspar Corp. (The)                                             712       35,187
--------------------------------------------------------------------------------
                                                                       1,702,982
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 1.06%
--------------------------------------------------------------------------------
Alliance Data Systems Corp./(1)/                                432       11,958
Apollo Group Inc. Class A/(1)/                                1,610      109,480
BearingPoint Inc./(1)/                                        1,733       17,486
Block (H & R) Inc.                                            1,592       88,149
Career Education Corp./(1)/                                   1,056       42,314
Caremark Rx Inc./(1)/                                         2,587       65,529
Cendant Corp./(1)/                                            9,548      212,634
Coinstar Inc./(1)/                                              237        4,280
Concord EFS Inc./(1)/                                         4,854       72,033
Convergys Corp./(1)/                                          1,221       21,319
Corinthian Colleges Inc./(1)/                                   606       33,669
Corporate Executive Board Co. (The)/(1)/                        514       23,988
Deluxe Corp.                                                    644       26,617
DeVry Inc./(1)/                                                 769       19,325
Donnelley (R.R.) & Sons Co.                                   1,315       39,647
Dun & Bradstreet Corp./(1)/                                     934       47,363
Ecolab Inc.                                                   2,405       65,825
Equifax Inc.                                                  1,353       33,148
Fair Isaac Corp.                                                584       28,709
First Health Group Corp./(1)/                                 1,203       23,410
Heidrick & Struggles International Inc./(1)/                    772       16,830
Hudson Highland Group Inc./(1)/                                  81        1,932
InterActiveCorp/(1)/                                          3,993      135,482
Iron Mountain Inc./(1)/                                         754       29,813
ITT Educational Services Inc./(1)/                              532       24,988
Landauer Inc.                                                   372       15,170
Manpower Inc.                                                   938       44,161
McKesson Corp.                                                2,524       81,172
Monster Worldwide Inc./(1)/                                     984       21,609
Moody's Corp.                                                 1,377       83,377
Paychex Inc.                                                  3,328      123,802
Rent-A-Center Inc./(1)/                                         805       24,053
Robert Half International Inc./(1)/                           1,511       35,267

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
ServiceMaster Co. (The)                                       3,630   $   42,290
Trimeris Inc./(1)/                                              390        8,182
Valassis Communications Inc./(1)/                               587       17,228
Viad Corp.                                                    1,046       26,150
--------------------------------------------------------------------------------
                                                                       1,718,389
--------------------------------------------------------------------------------

COMPUTERS - 4.07%
--------------------------------------------------------------------------------
Affiliated Computer Services Inc. Class A/(1)/                1,170       63,718
Apple Computer Inc./(1)/                                      3,206       68,512
Ask Jeeves Inc./(1)/                                            336        6,088
BISYS Group Inc. (The)/(1)/                                   1,047       15,579
Brocade Communications Systems Inc./(1)/                      3,464       20,022
CACI International Inc. Class A/(1)/                            237       11,523
Ceridian Corp./(1)/                                           1,438       30,112
Cisco Systems Inc./(1)/                                      66,440    1,613,828
Computer Sciences Corp./(1)/                                  1,800       79,614
Dell Inc./(1)/                                               24,295      825,058
Diebold Inc.                                                    953       51,338
DST Systems Inc./(1)/                                           943       39,380
Echelon Corp./(1)/                                              817        9,101
Electronic Data Systems Corp.                                 4,419      108,442
EMC Corp./(1)/                                               21,861      282,447
Extreme Networks Inc./(1)/                                    1,748       12,603
FactSet Research Systems Inc.                                   295       11,272
Foundry Networks Inc./(1)/                                    1,309       35,814
Gateway Inc./(1)/                                             2,826       13,000
Hewlett-Packard Co.                                          28,646      657,999
Hyperion Solutions Corp./(1)/                                   366       11,031
International Business Machines Corp                         17,318    1,605,032
Internet Security Systems Inc./(1)/                             277        5,216
Juniper Networks Inc./(1)/                                    3,367       62,896
Kronos Inc./(1)/                                                361       14,299
Lexmark International Inc./(1)/                               1,204       94,683
McDATA Corp. Class A/(1)/                                     1,040        9,911
Mindspeed Technologies Inc./(1)/                                872        5,973
NCR Corp./(1)/                                                  930       36,084
NetScreen Technologies Inc./(1)/                                688       17,028
Network Appliance Inc./(1)/                                   3,048       62,575
PalmOne Inc./(1)/                                               201        2,362
Planar Systems Inc./(1)/                                        268        6,518
Retek Inc./(1)/                                                 827        7,675
SanDisk Corp./(1)/                                              662       40,475
Sapient Corp./(1)/                                            7,650       42,840
ScanSource Inc./(1)/                                            135        6,159
Seagate Technology Inc.(2)                                    6,036            1
SRA International Inc. Class A/(1)/                              86        3,707
Storage Technology Corp./(1)/                                 1,501       38,651
Sun Microsystems Inc./(1)/                                   28,230      126,753
SunGard Data Systems Inc./(1)/                                2,770       76,757
Synopsys Inc./(1)/                                            1,434       48,412
3Com Corp./(1)/                                               5,567       45,482
Unisys Corp./(1)/                                             2,761       41,001
VeriSign Inc./(1)/                                            2,397       39,071
Veritas Software Corp./(1)/                                   4,057   $  150,758
Western Digital Corp./(1)/                                    2,192       25,844
--------------------------------------------------------------------------------
                                                                       6,582,644
--------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE - 1.54%
--------------------------------------------------------------------------------
Alberto-Culver Co. Class B                                      554       34,946
Avon Products Inc.                                            2,061      139,097
Colgate-Palmolive Co.                                         4,918      246,146
Estee Lauder Companies Inc. Class A                           1,115       43,775
Gillette Co. (The)                                            9,680      355,546
International Flavors & Fragrances Inc                          901       31,463
Kimberly-Clark Corp.                                          4,609      272,346
Procter & Gamble Co.                                         13,668    1,365,160
--------------------------------------------------------------------------------
                                                                       2,488,479
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE - 0.22%
--------------------------------------------------------------------------------
CDW Corp.                                                       695       40,143
Costco Wholesale Corp./(1)/                                   4,198      156,082
Fastenal Co.                                                    792       39,552
Genuine Parts Co.                                             1,636       54,315
Grainger (W.W.) Inc.                                            918       43,504
Tech Data Corp./(1)/                                            573       22,742
--------------------------------------------------------------------------------
                                                                         356,338
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 6.29%
--------------------------------------------------------------------------------
Affiliated Managers Group Inc./(1)/                             230       16,006
Alleghany Corp./(1)/                                            148       32,930
Allied Capital Corp.                                          1,695       47,257
American Express Co.                                         12,279      592,216
American International Group Inc.                            26,936    1,785,318
AmeriCredit Corp./(1)/                                        1,440       22,939
Bear Stearns Companies Inc. (The)                               978       78,191
Capital One Financial Corp.                                   2,079      127,422
CIT Group Inc.                                                2,494       89,659
Citigroup Inc.                                               52,402    2,543,593
Countrywide Financial Corp.                                   1,748      132,560
Doral Financial Corp.                                         1,155       37,283
E*TRADE Financial Corp./(1)/                                  3,701       46,818
Edwards (A.G.) Inc.                                           1,171       42,425
Fannie Mae                                                    9,797      735,363
Federal Agricultural Mortgage Corp./(1)/                        112        3,580
Federated Investors Inc. Class B                                966       28,362
Franklin Resources Inc.                                       2,269      118,124
Freddie Mac                                                   6,814      397,392
Gabelli Asset Management Inc. Class A                           247        9,831
Goldman Sachs Group Inc. (The)                                4,430      437,374
Janus Capital Group Inc.                                      2,363       38,777
JP Morgan Chase & Co.                                        18,829      691,589
Legg Mason Inc.                                                 719       55,492
Lehman Brothers Holdings Inc.                                 2,622      202,471
MBNA Corp.                                                   11,922      296,262
Merrill Lynch & Co. Inc.                                      8,743      512,777
Morgan Stanley                                               10,296      595,830

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Shares         Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (Continued)
--------------------------------------------------------------------------------
Nuveen Investments Inc. Class A                              1,060   $    28,260
Providian Financial Corp./(1)/                               2,772        32,266
Schwab (Charles) Corp. (The)                                12,893       152,653
SEI Investment Co.                                           1,038        31,628
SLM Corp.                                                    4,048       152,529
T. Rowe Price Group Inc.                                     1,298        61,538
--------------------------------------------------------------------------------
                                                                      10,176,715
--------------------------------------------------------------------------------

ELECTRIC - 1.70%
--------------------------------------------------------------------------------
AES Corp. (The)/(1)/                                         5,614        52,996
Ameren Corp.                                                 1,298        59,708
American Electric Power Co. Inc.                             3,851       117,494
Calpine Corp./(1)/                                           3,699        17,792
CenterPoint Energy Inc.                                      2,845        27,568
Cinergy Corp.                                                1,341        52,044
CMS Energy Corp./(1)/                                        1,700        14,484
Consolidated Edison Inc.                                     1,878        80,773
Constellation Energy Group Inc.                              1,442        56,469
Dominion Resources Inc.                                      2,796       178,469
DPL Inc.                                                     1,730        36,122
DTE Energy Co.                                               1,503        59,218
Duke Energy Corp.                                            8,693       177,772
Edison International/(1)/                                    2,999        65,768
Energy East Corp.                                            2,050        45,920
Entergy Corp.                                                1,966       112,318
Exelon Corp.                                                 2,896       192,179
FirstEnergy Corp.                                            3,130       110,176
FPL Group Inc.                                               1,677       109,709
Great Plains Energy Inc.                                     1,280        40,730
Hawaiian Electric Industries Inc.                              710        33,633
MDU Resources Group Inc.                                     1,762        41,953
NiSource Inc.                                                2,317        50,835
Northeast Utilities                                          2,037        41,086
NSTAR                                                          996        48,306
Pepco Holdings Inc.                                          1,928        37,673
PG&E Corp./(1)/                                              3,873       107,553
Pinnacle West Capital Corp.                                    724        28,974
PPL Corp.                                                    1,416        61,950
Progress Energy Inc.                                         2,182        98,757
Public Service Enterprise Group Inc.                         1,756        76,913
Puget Energy Inc.                                            1,200        28,524
Reliant Resources Inc./(1)/                                  3,578        26,334
SCANA Corp.                                                  1,599        54,766
Southern Company                                             6,513       197,018
TECO Energy Inc.                                             1,534        22,105
Texas Genco Holdings Inc.                                      115         3,738
TXU Corp.                                                    2,923        69,334
Wisconsin Energy Corp.                                       1,439        48,135
Xcel Energy Inc.                                             3,847        65,322
--------------------------------------------------------------------------------
                                                                       2,750,618
--------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.10%
--------------------------------------------------------------------------------
American Power Conversion Corp.                              1,935        47,311
Energizer Holdings Inc./(1)/                                 1,079        40,527
Molex Inc.                                                   1,896   $    66,151
Power-One Inc./(1)/                                          1,417        15,346
--------------------------------------------------------------------------------
                                                                         169,335
--------------------------------------------------------------------------------

ELECTRONICS - 0.63%
--------------------------------------------------------------------------------
Agilent Technologies Inc./(1)/                               4,555       133,188
AMETEK Inc.                                                    460        22,200
Amphenol Corp. Class A/(1)/                                    300        19,179
Applera Corp. - Applied Biosystems Group                     1,812        37,527
Arrow Electronics Inc./(1)/                                  1,310        30,313
ATMI Inc./(1)/                                                 237         5,484
Avnet Inc./(1)/                                              1,325        28,700
AVX Corp.                                                    1,174        19,512
Cabot Microelectronics Corp./(1)/                              152         7,448
Cognex Corp.                                                   440        12,426
Cymer Inc./(1)/                                                182         8,407
Fairchild Semiconductor
   International Inc. Class A/(1)/                           1,174        29,315
Gentex Corp.                                                   877        38,728
Helix Technology Corp.                                         419         8,623
Jabil Circuit Inc./(1)/                                      2,076        58,751
Johnson Controls Inc.                                          840        97,541
Millipore Corp./(1)/                                           604        26,002
Park Electrochemical Corp.                                     120         3,179
Parker Hannifin Corp.                                        1,125        66,938
PerkinElmer Inc.                                             1,363        23,266
Sanmina-SCI Corp./(1)/                                       4,852        61,184
Solectron Corp./(1)/                                         7,170        42,375
Symbol Technologies Inc.                                     2,269        38,323
Tektronix Inc.                                               1,136        35,898
Thermo Electron Corp./(1)/                                   1,569        39,539
Thomas & Betts Corp.                                           975        22,318
Trimble Navigation Ltd./(1)/                                   208         7,746
Varian Inc./(1)/                                               363        15,148
Vishay Intertechnology Inc./(1)/                             1,680        38,472
Waters Corp./(1)/                                            1,177        39,029
--------------------------------------------------------------------------------
                                                                       1,016,759
--------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION - 0.02%
--------------------------------------------------------------------------------
Fluor Corp.                                                    883        35,002
--------------------------------------------------------------------------------
                                                                          35,002
--------------------------------------------------------------------------------

ENTERTAINMENT - 0.09%
--------------------------------------------------------------------------------
GTECH Holdings Corp.                                           542        26,824
Hollywood Entertainment Corp./(1)/                             233         3,204
International Game Technology Inc.                           3,146       112,312
--------------------------------------------------------------------------------
                                                                         142,340
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL - 0.15%
--------------------------------------------------------------------------------
Allied Waste Industries Inc./(1)/                            2,609        36,213
Republic Services Inc.                                       1,737        44,519
Waste Management Inc.                                        5,569       164,842
--------------------------------------------------------------------------------
                                                                         245,574
--------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

FOOD - 1.26%
--------------------------------------------------------------------------------
Albertson's Inc.                                              3,108   $   70,396
Applebee's International Inc.                                   702       27,568
Archer-Daniels-Midland Co.                                    5,533       84,212
Campbell Soup Co.                                             3,778      101,250
CEC Entertainment Inc./(1)/                                     271       12,843
Cheesecake Factory (The)/(1)/                                   634       27,915
ConAgra Foods Inc.                                            4,687      123,690
Dean Foods Co./(1)/                                           1,924       63,242
Del Monte Foods Co./(1)/                                        875        9,100
General Mills Inc.                                            3,082      139,615
Heinz (H.J.) Co.                                              3,454      125,829
Hershey Foods Corp.                                             977       75,219
Hormel Foods Corp.                                            1,115       28,778
Kellogg Co.                                                   3,432      130,691
Kraft Foods Inc.                                              3,182      102,524
Kroger Co./(1)/                                               6,651      123,110
McCormick & Co. Inc.                                          1,376       41,418
Safeway Inc./(1)/                                             4,416       96,755
Sara Lee Corp.                                                7,599      164,974
Smithfield Foods Inc./(1)/                                    1,302       26,951
Smucker (J.M.) Co. (The)                                        770       34,873
SUPERVALU Inc.                                                1,129       32,278
Sysco Corp.                                                   5,853      217,907
Tyson Foods Inc. Class A                                      2,824       37,390
Whole Foods Market Inc./(1)/                                    471       31,618
Winn-Dixie Stores Inc.                                        1,053       10,477
Wrigley (William Jr.) Co.                                     1,839      103,370
--------------------------------------------------------------------------------
                                                                       2,043,993
--------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER - 0.38%
--------------------------------------------------------------------------------
Boise Cascade Corp.                                             877       28,818
Bowater Inc.                                                    652       30,194
Georgia-Pacific Corp.                                         2,452       75,203
International Paper Co.                                       4,576      197,271
MeadWestvaco Corp.                                            1,908       56,763
Plum Creek Timber Co. Inc.                                    2,035       61,966
Temple-Inland Inc.                                              447       28,013
Weyerhaeuser Co.                                              2,053      131,392
--------------------------------------------------------------------------------
                                                                         609,620
--------------------------------------------------------------------------------

GAS - 0.10%
--------------------------------------------------------------------------------
EnergySouth Inc.                                                188        6,580
KeySpan Corp.                                                 1,400       51,520
Nicor Inc.                                                      495       16,850
Peoples Energy Corp.                                            794       33,380
Sempra Energy                                                 1,965       59,068
--------------------------------------------------------------------------------
                                                                         167,398
--------------------------------------------------------------------------------

HAND / MACHINE TOOLS - 0.26%
--------------------------------------------------------------------------------
Black & Decker Corp.                                            808       39,851
Emerson Electric Co.                                          4,096      265,216
Snap-On Inc.                                                    809       26,082
SPX Corp./(1)/                                                  974       57,281
Stanley Works (The)                                             970   $   36,734
--------------------------------------------------------------------------------
                                                                         425,164
--------------------------------------------------------------------------------

HEALTH CARE - 3.33%
--------------------------------------------------------------------------------
Aetna Inc.                                                    1,417       95,761
AMERIGROUP Corp./(1)/                                           362       15,439
AmSurg Corp./(1)/                                               361       13,678
Anthem Inc./(1)/                                              1,251       93,825
Apogent Technologies Inc./(1)/                                1,411       32,509
Apria Healthcare Group Inc./(1)/                                907       25,822
Bard (C.R.) Inc.                                                484       39,325
Bausch & Lomb Inc.                                              462       23,978
Baxter International Inc.                                     5,761      175,826
Beckman Coulter Inc.                                            726       36,903
Becton, Dickinson & Co.                                       2,342       96,350
Biomet Inc.                                                   2,173       79,119
Bio-Rad Laboratories Inc. Class A /(1)/                         286       16,494
Biosite Inc./(1)/                                                89        2,577
Boston Scientific Corp./(1)/                                  7,742      284,596
Candela Corp./(1)/                                              877       15,944
Cerner Corp./(1)/                                               199        7,532
CNS Inc.                                                      1,282       17,563
Covance Inc./(1)/                                               670       17,956
Cyberonics Inc./(1)/                                            123        3,937
Cytyc Corp./(1)/                                              1,073       14,764
Enzon Pharmaceuticals Inc./(1)/                                 786        9,432
Express Scripts Inc./(1)/                                       670       44,508
Guidant Corp.                                                 2,849      171,510
HCA Inc.                                                      4,627      198,776
Health Management Associates Inc.
   Class A                                                    2,289       54,936
Health Net Inc./(1)/                                          1,370       44,799
Hillenbrand Industries Inc.                                     708       43,938
Humana Inc./(1)/                                              1,517       34,663
Invacare Corp.                                                  399       16,108
Johnson & Johnson                                            30,731    1,587,563
Laboratory Corp. of America Holdings/(1)/                     1,553       57,383
LifePoint Hospitals Inc./(1)/                                   312        9,188
Lincare Holdings Inc./(1)/                                    1,067       32,042
Manor Care Inc.                                                 945       32,669
Medco Health Solutions Inc./(1)/                              1,603       54,486
Medtronic Inc.                                               11,408      554,543
Mid Atlantic Medical Services Inc./(1)/                         589       38,167
Oakley Inc.                                                     450        6,228
Oxford Health Plans Inc./(1)/                                   816       35,496
Pediatrix Medical Group Inc./(1)/                               281       15,480
PolyMedica Corp.                                                130        3,420
Quest Diagnostics Inc./(1)/                                     963       70,405
Renal Care Group Inc./(1)/                                      871       35,885
ResMed Inc./(1)/                                                464       19,275
Respironics Inc./(1)/                                           485       21,869
Select Medical Corp.                                            582        9,475
St. Jude Medical Inc./(1)/                                    1,518       93,129
Stryker Corp.                                                 1,725      146,642

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

HEALTH CARE (Continued)
--------------------------------------------------------------------------------
Tenet Healthcare Corp./(1)/                                   4,250   $   68,213
Triad Hospitals Inc./(1)/                                     1,064       35,399
UnitedHealth Group Inc.                                       5,491      319,466
Universal Health Services Inc. Class B                          633       34,005
Varian Medical Systems Inc./(1)/                                710       49,061
VISX Inc./(1)/                                                  317        7,339
Vital Images Inc./(1)/                                          527        9,402
WebMD Corp./(1)/                                              3,270       29,397
WellPoint Health Networks Inc./(1)/                           1,405      136,271
Zimmer Holdings Inc./(1)/                                     2,093      147,347
--------------------------------------------------------------------------------
                                                                       5,387,813
--------------------------------------------------------------------------------

HOME BUILDERS - 0.21%
--------------------------------------------------------------------------------
Cavco Industries Inc./(1)/                                       17          408
Centex Corp.                                                    533       57,377
D.R. Horton Inc.                                              1,571       67,961
KB Home                                                         464       33,649
Lennar Corp. Class A                                            702       67,392
Lennar Corp. Class B                                             43        3,930
NVR Inc./(1)/                                                    62       28,892
Pulte Homes Inc.                                                528       49,431
Ryland Group Inc.                                               372       32,974
--------------------------------------------------------------------------------
                                                                         342,014
--------------------------------------------------------------------------------

HOME FURNISHINGS - 0.12%
--------------------------------------------------------------------------------
Harman International Industries Inc.                            526       38,913
Hooker Furniture Corp.                                          329       13,423
Leggett & Platt Inc.                                          1,871       40,470
Maytag Corp.                                                  1,122       31,248
Polycom Inc./(1)/                                             1,148       22,409
Whirlpool Corp.                                                 595       43,227
--------------------------------------------------------------------------------
                                                                         189,690
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES - 0.23%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                          1,158       64,871
Clorox Co.                                                    1,970       95,663
Fortune Brands Inc.                                           1,336       95,511
Newell Rubbermaid Inc.                                        2,915       66,375
Toro Co.                                                        546       25,334
Tupperware Corp.                                                991       17,184
--------------------------------------------------------------------------------
                                                                         364,938
--------------------------------------------------------------------------------

INSURANCE - 2.12%
--------------------------------------------------------------------------------
ACE Ltd.                                                      2,509      103,923
AFLAC Inc.                                                    4,963      179,561
Allstate Corp. (The)                                          6,215      267,369
Ambac Financial Group Inc.                                      929       64,463
American National Insurance Co.                                 421       35,520
AON Corp.                                                     2,870       68,708
Berkley (W.R.) Corp.                                            701       24,500
Brown & Brown Inc.                                              820       26,740
Chubb Corp.                                                   1,726      117,541
CIGNA Corp.                                                   1,362       78,315
Cincinnati Financial Corp.                                    1,296   $   54,276
CNA Financial Corp./(1)/                                        383        9,230
Fidelity National Financial Inc.                              1,528       59,256
First American Corp.                                          1,009       30,038
Gallagher (Arthur J.) & Co.                                     920       29,891
Hancock (John) Financial Services Inc.                        2,728      102,300
Hartford Financial Services Group Inc.                        2,679      158,141
HCC Insurance Holdings Inc.                                     635       20,193
Hilb, Rogal & Hamilton Co.                                      283        9,076
Jefferson-Pilot Corp.                                         1,216       61,590
Lincoln National Corp.                                        1,862       75,169
Loews Corp.                                                   1,639       81,049
Markel Corp./(1)/                                               115       29,154
Marsh & McLennan Companies Inc.                               4,909      235,092
MBIA Inc.                                                     1,235       73,149
MetLife Inc.                                                  6,925      233,165
MGIC Investment Corp.                                           917       52,214
Old Republic International Corp.                              1,986       50,365
PMI Group Inc. (The)                                          1,071       39,873
Principal Financial Group Inc.                                3,012       99,607
Progressive Corp. (The)                                       1,954      163,335
Prudential Financial Inc.                                     4,938      206,260
Radian Group Inc.                                             1,076       52,455
SAFECO Corp.                                                  1,015       39,514
St. Paul Companies Inc.                                       2,109       83,622
StanCorp Financial Group Inc.                                   407       25,592
Torchmark Corp.                                               1,005       45,768
Transatlantic Holdings Inc.                                     292       23,594
Travelers Property Casualty Corp.
   Class B                                                    8,697      147,588
Unitrin Inc.                                                    906       37,517
UNUMProvident Corp.                                           2,893       45,623
XL Capital Ltd. Class A                                       1,233       95,619
--------------------------------------------------------------------------------
                                                                       3,435,955
--------------------------------------------------------------------------------

IRON / STEEL - 0.06%
--------------------------------------------------------------------------------
Allegheny Technologies Inc.                                   1,589       21,007
Nucor Corp.                                                     744       41,664
United States Steel Corp.                                     1,137       39,818
--------------------------------------------------------------------------------
                                                                         102,489
--------------------------------------------------------------------------------

LEISURE TIME - 0.14%
--------------------------------------------------------------------------------
Brunswick Corp.                                                 929       29,570
Harley-Davidson Inc.                                          2,857      135,793
Polaris Industries Inc.                                         341       30,206
Sabre Holdings Corp.                                          1,327       28,650
--------------------------------------------------------------------------------
                                                                         224,219
--------------------------------------------------------------------------------

LODGING - 0.22%
--------------------------------------------------------------------------------
Harrah's Entertainment Inc.                                   1,236       61,516
Hilton Hotels Corp.                                           3,343       57,266
Marriott International Inc. Class A                           2,191      101,224
MGM Mirage /(1)/                                                976       36,707
Park Place Entertainment Corp./(1)/                           3,472       37,602

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

LODGING (Continued)
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide Inc                       1,737   $   62,480
--------------------------------------------------------------------------------
                                                                         356,795
--------------------------------------------------------------------------------

MACHINERY - 0.45%
--------------------------------------------------------------------------------
Caterpillar Inc.                                              3,233      268,404
Deere & Co.                                                   2,163      140,703
Dover Corp.                                                   2,104       83,634
Graco Inc.                                                      670       26,867
Ingersoll-Rand Co. Class A                                    1,661      112,749
Manitowoc Co. Inc. (The)                                        255        7,956
Rockwell Automation Inc.                                      2,030       72,268
Ultratech Inc./(1)/                                             353       10,368
--------------------------------------------------------------------------------
                                                                         722,949
--------------------------------------------------------------------------------

MANUFACTURERS - 3.42%
--------------------------------------------------------------------------------
Carlisle Companies Inc.                                         437       26,596
Cooper Industries Ltd.                                          927       53,701
Crane Co.                                                       779       23,946
Danaher Corp.                                                 1,422      130,469
Eastman Kodak Co.                                             3,513       90,179
Eaton Corp.                                                     716       77,314
General Electric Co.                                        104,391    3,234,033
Harsco Corp.                                                    934       40,928
Honeywell International Inc.                                  7,967      266,337
Illinois Tool Works Inc.                                      2,830      237,465
ITT Industries Inc.                                             853       63,301
Pall Corp.                                                    1,540       41,318
Pentair Inc.                                                    704       32,173
Roper Industries Inc.                                           291       14,335
Textron Inc.                                                  1,294       73,836
3M Co.                                                        7,406      629,732
Tyco International Ltd.                                      19,110      506,415
--------------------------------------------------------------------------------
                                                                       5,542,078
--------------------------------------------------------------------------------

MEDIA - 2.94%
--------------------------------------------------------------------------------
Belo (A.H.) Corp.                                             1,400       39,676
Cablevision Systems Corp./(1)/                                  832       19,460
Clear Channel Communications Inc.                             5,741      268,851
Comcast Corp. Class A/(1)/                                   28,143      925,060
Dow Jones & Co. Inc.                                            678       33,798
Entercom Communications Corp./(1)/                              672       35,589
Fox Entertainment Group Inc. Class A/(1)/                     2,053       59,845
Gannett Co. Inc.                                              2,373      211,577
Gemstar-TV Guide International Inc./(1)/                      2,333       11,782
Hughes Electronics Corp./(1)/                                 7,696      127,373
Knight Ridder Inc.                                              638       49,362
Lee Enterprises Inc.                                            825       36,011
Liberty Media Corp. Class A/(1)/                             28,048      333,491
LodgeNet Entertainment Corp./(1)/                               440        8,043
McClatchy Co. (The) Class A                                     478       32,886
McGraw-Hill Companies Inc. (The)                              1,758      122,919
Meredith Corp.                                                  606       29,579
New York Times Co. Class A                                    1,356       64,803
Readers Digest Association Inc. (The)                         1,533       22,474
Scripps (E.W.) Co. Class A                                      297   $   27,960
Time Warner Inc./(1)/                                        41,724      750,615
Tribune Co.                                                   2,587      133,489
Univision Communications Inc.
   Class A/(1)/                                               2,903      115,220
Viacom Inc. Class B                                          17,425      773,322
Walt Disney Co. (The)                                        18,540      432,538
Washington Post Company (The)
   Class B                                                       61       48,275
Westwood One Inc./(1)/                                        1,212       41,463
--------------------------------------------------------------------------------
                                                                       4,755,461
--------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE - 0.02%
--------------------------------------------------------------------------------
Precision Castparts Corp.                                       891       40,460
--------------------------------------------------------------------------------
                                                                          40,460
--------------------------------------------------------------------------------

METALS-DIVERSIFIED - 0.00%
--------------------------------------------------------------------------------
Maverick Tube Corp./(1)/                                        190        3,658
--------------------------------------------------------------------------------
                                                                           3,658
--------------------------------------------------------------------------------

MINING - 0.39%
--------------------------------------------------------------------------------
Alcoa Inc.                                                    8,090      307,420
Freeport-McMoRan Copper & Gold Inc.                           1,566       65,976
Newmont Mining Corp.                                          4,014      195,121
Phelps Dodge Corp./(1)/                                         804       61,176
--------------------------------------------------------------------------------
                                                                         629,693
--------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT - 0.13%
--------------------------------------------------------------------------------
Herman Miller Inc.                                            1,132       27,474
Pitney Bowes Inc.                                             1,958       79,534
Xerox Corp./(1)/                                              7,130       98,394
--------------------------------------------------------------------------------
                                                                         205,402
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS - 3.53%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                              682       36,262
Anadarko Petroleum Corp.                                      2,336      119,159
Apache Corp.                                                  1,415      114,757
Burlington Resources Inc.                                     1,722       95,364
ChevronTexaco Corp.                                           9,780      844,894
Cimarex Energy Co./(1)/                                         444       11,850
ConocoPhillips                                                5,998      393,289
Cross Timbers Royalty Trust                                      14          399
Devon Energy Corp.                                            1,998      114,405
Diamond Offshore Drilling Inc.                                1,103       22,623
ENSCO International Inc.                                      1,745       47,412
EOG Resources Inc.                                              954       44,046
Equitable Resources Inc.                                        833       35,752
Evergreen Resources Inc./(1)/                                   386       12,549
Exxon Mobil Corp.                                            67,553    2,769,673
Kerr-McGee Corp.                                                956       44,444
Kinder Morgan Inc.                                            1,048       61,937
Marathon Oil Corp.                                            2,664       88,152
Murphy Oil Corp.                                              1,034       67,531

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

OIL & GAS PRODUCERS (Continued)
--------------------------------------------------------------------------------
Nabors Industries Ltd./(1)/                                   1,472   $   61,088
Newfield Exploration Co./(1)/                                   730       32,514
Noble Corp./(1)/                                              1,359       48,625
Noble Energy Inc.                                               871       38,699
Occidental Petroleum Corp.                                    3,062      129,339
Patina Oil & Gas Corp.                                          569       27,875
Pioneer Natural Resources Co./(1)/                            1,537       49,076
Pogo Producing Co.                                              973       46,996
Rowan Companies Inc./(1)/                                       937       21,710
St. Mary Land & Exploration Co.                                 436       12,426
Sunoco Inc.                                                     714       36,521
Transocean Inc./(1)/                                          3,302       79,281
Unocal Corp.                                                  2,003       73,770
Valero Energy Corp.                                           1,487       68,908
XTO Energy Inc.                                               2,002       56,657
--------------------------------------------------------------------------------
                                                                       5,707,983
--------------------------------------------------------------------------------

OIL & GAS SERVICES - 0.44%
--------------------------------------------------------------------------------
Baker Hughes Inc.                                             3,030       97,445
BJ Services Co./(1)/                                          1,658       59,522
Cooper Cameron Corp./(1)/                                       437       20,364
Grant Prideco Inc./(1)/                                       1,087       14,153
Halliburton Co.                                               4,071      105,846
Patterson-UTI Energy Inc./(1)                                 1,028       33,842
Schlumberger Ltd.                                             5,181      283,504
Smith International Inc./(1)/                                   919       38,157
Tidewater Inc.                                                  863       25,786
Varco International Inc./(1)/                                 1,708       35,236
--------------------------------------------------------------------------------
                                                                         713,855
--------------------------------------------------------------------------------

PACKAGING & CONTAINERS - 0.14%
--------------------------------------------------------------------------------
Ball Corp.                                                      571       34,014
Bemis Co.                                                       472       23,600
Pactiv Corp./(1)/                                             1,497       35,778
Sealed Air Corp./(1)/                                           854       46,236
Smurfit-Stone Container Corp.                                 2,676       49,693
Sonoco Products Co.                                           1,578       38,850
--------------------------------------------------------------------------------
                                                                         228,171
--------------------------------------------------------------------------------

PHARMACEUTICALS - 4.85%
--------------------------------------------------------------------------------
Abbott Laboratories                                          14,703      685,160
Able Laboratories Inc./(1)/                                     326        5,891
Advanced Medical Optics Inc./(1)/                               702       13,794
AdvancePCS/(1)/                                                 801       42,181
Alkermes Inc./(1)/                                              441        5,954
Allergan Inc.                                                 1,077       82,724
AmerisourceBergen Corp.                                         980       55,027
Andrx Group/(1)/                                              1,139       27,382
Barr Laboratories Inc./(1)/                                     538       41,399
Bristol-Myers Squibb Co.                                     18,194      520,348
Cardinal Health Inc.                                          3,975      243,111
Celgene Corp./(1)/                                              870       39,167
CV Therapeutics Inc./(1)/                                       294        4,310
DENTSPLY International Inc.                                     852       38,485
Forest Laboratories Inc./(1)/                                 3,271   $  202,148
Gilead Sciences Inc./(1)/                                     1,991      115,757
ImClone Systems Inc./(1)/                                       720       28,555
IVAX Corp./(1)/                                               1,632       38,972
King Pharmaceuticals Inc./(1)/                                2,130       32,504
KV Pharmaceuticals Co./(1)/                                     298        7,599
Ligand Pharmaceuticals Inc. Class B/(1)/                        401        5,891
Lilly (Eli) & Co.                                            10,663      749,929
Medicines Co. (The)/(1)/                                        235        6,923
Medicis Pharmaceutical Corp. Class A                            323       23,030
MedImmune Inc./(1)/                                           2,188       55,575
Merck & Co. Inc.                                             23,076    1,066,111
MGI Pharma Inc./(1)/                                            199        8,189
Mylan Laboratories Inc.                                       2,758       69,667
Neurocrine Biosciences Inc./(1)/                                458       24,979
NPS Pharmaceuticals Inc./(1)/                                   286        8,792
Omnicare Inc.                                                 1,106       44,671
OSI Pharmaceuticals Inc./(1)/                                   276        8,890
Pfizer Inc.                                                  75,338    2,661,692
Schering-Plough Corp.                                        13,986      243,217
Sepracor Inc./(1)/                                              998       23,882
Sybron Dental Specialties Inc./(1)/                             584       16,410
Valeant Pharmaceuticals International                           824       20,724
Vertex Pharmaceuticals Inc./(1)/                                944        9,657
Watson Pharmaceuticals Inc./(1)/                                957       44,022
Wyeth                                                        12,348      524,173
--------------------------------------------------------------------------------
                                                                       7,846,892
--------------------------------------------------------------------------------

PIPELINES - 0.09%
--------------------------------------------------------------------------------
Dynegy Inc. Class A/(1)/                                      3,658       15,656
El Paso Corp.                                                 5,163       42,285
Questar Corp.                                                 1,323       46,503
Williams Companies Inc.                                       4,257       41,804
--------------------------------------------------------------------------------
                                                                         146,248
--------------------------------------------------------------------------------

REAL ESTATE - 0.09%
--------------------------------------------------------------------------------
CenterPoint Properties Corp.                                    881       65,987
Developers Diversified Realty Corp.                           1,760       59,083
St. Joe Company (The)                                           687       25,618
--------------------------------------------------------------------------------
                                                                         150,688
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.86%
--------------------------------------------------------------------------------
AMB Property Corp.                                            1,253       41,199
Apartment Investment & Management
   Co. Class A                                                1,093       37,709
Archstone-Smith Trust                                         2,395       67,012
AvalonBay Communities Inc.                                    1,079       51,576
Boston Properties Inc.                                        1,187       57,202
Catellus Development Corp.                                    1,697       40,932
CBL & Associates Properties Inc.                              1,201       67,857
Crescent Real Estate Equities Co.                             2,023       34,654
Duke Realty Corp.                                             2,220       68,820
Equity Office Properties Trust                                3,153       90,333
Equity Residential                                            2,408       71,060
General Growth Properties Inc.                                3,078       85,415

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (Continued)
--------------------------------------------------------------------------------
Health Care Property Investors Inc.                           1,111   $   56,439
Host Marriott Corp./(1)/                                      3,617       44,561
iStar Financial Inc.                                          1,921       74,727
Kimco Realty Corp.                                            1,488       66,588
Liberty Property Trust                                        1,399       54,421
Parkway Properties Inc.                                         464       19,302
ProLogis                                                      1,840       59,046
Public Storage Inc.                                           1,681       72,939
Rouse Co. (The)                                               1,374       64,578
Simon Property Group Inc.                                     1,734       80,354
U.S. Restaurant Properties Inc.                               1,395       23,771
Vornado Realty Trust                                          1,198       65,591
--------------------------------------------------------------------------------
                                                                       1,396,086
--------------------------------------------------------------------------------

RETAIL - 4.86%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co. Class A/(1)/                          1,138       28,120
Amazon.com Inc./(1)/                                          2,271      119,545
America's Car-Mart Inc./(1)/                                    639       17,202
AutoNation Inc./(1)/                                          2,323       42,674
AutoZone Inc./(1)/                                              867       73,877
Bed Bath & Beyond Inc./(1)/                                   2,577      111,713
Best Buy Co. Inc.                                             3,070      160,377
Big Lots Inc./(1)/                                            1,243       17,663
Borders Group Inc./(1)/                                       1,219       26,720
Brinker International Inc./(1)/                               1,121       37,172
CarMax Inc./(1)/                                              1,160       35,879
CBRL Group Inc.                                                 694       26,552
Circuit City Stores Inc.                                      1,761       17,839
Coach Inc./(1)/                                               1,961       74,028
CVS Corp.                                                     3,585      129,490
Darden Restaurants Inc.                                       1,418       29,835
Dick's Sporting Goods Inc./(1)/                                  80        3,893
Dillards Inc. Class A                                           798       13,135
Dollar General Corp.                                          3,066       64,355
Dollar Tree Stores Inc./(1)/                                  1,236       37,154
eBay Inc./(1)/                                                5,824      376,172
Family Dollar Stores Inc.                                     1,484       53,246
Federated Department Stores Inc.                              1,676       78,990
Foot Locker Inc.                                              1,571       36,840
Gap Inc. (The)                                                8,279      192,156
Home Depot Inc.                                              21,307      756,185
Hot Topic Inc./(1)/                                             342       10,075
Kenneth Cole Productions Class A                                537       15,788
Kohls Corp./(1)/                                              3,153      141,696
Krispy Kreme Doughnuts Inc./(1)/                                591       21,631
Limited Brands Inc.                                           4,968       89,573
Lowe's Companies Inc.                                         7,315      405,178
May Department Stores Co. (The)                               2,613       75,960
McDonald's Corp.                                             11,788      292,696
Michaels Stores Inc.                                            726       32,089
Neiman-Marcus Group Inc. Class A/(1)/                           654       35,100
99 Cents Only Stores/(1)/                                       723       19,687
Nordstrom Inc.                                                1,421       48,740
Office Depot Inc./(1)/                                        3,143       52,520
Outback Steakhouse Inc.                                         707   $   31,256
Penney (J.C.) Co. Inc. (Holding Co.)                          2,451       64,412
PETsMART Inc.                                                 1,459       34,724
Pier 1 Imports Inc.                                             887       19,390
RadioShack Corp.                                              1,670       51,236
Rite Aid Corp./(1)/                                           4,021       24,287
Ross Stores Inc.                                              1,772       46,834
Ruby Tuesday Inc.                                               769       21,909
Sears, Roebuck and Co.                                        2,338      106,356
Staples Inc./(1)/                                             4,642      126,727
Starbucks Corp./(1)/                                          3,652      120,735
Target Corp.                                                  8,468      325,171
Tiffany & Co.                                                 1,365       61,698
TJX Companies Inc.                                            4,978      109,765
Toys R Us Inc./(1)/                                           2,181       27,568
Walgreen Co.                                                  9,562      347,866
Wal-Mart Stores Inc.                                         44,565    2,364,173
Wendy's International Inc.                                    1,046       41,045
Williams-Sonoma Inc./(1)/                                       844       29,346
Yum! Brands Inc./(1)/                                         2,788       95,907
Zale Corp./(1)/                                                 235       12,502
--------------------------------------------------------------------------------
                                                                       7,864,452
--------------------------------------------------------------------------------

SEMICONDUCTORS - 2.86%
--------------------------------------------------------------------------------
Advanced Micro Devices Inc./(1)/                              3,249       48,410
Agere Systems Inc. Class B/(1)/                              14,784       42,874
Altera Corp./(1)/                                             3,390       76,953
Amkor Technology Inc./(1)/                                    1,275       23,218
Analog Devices Inc.                                           3,228      147,358
Applied Materials Inc./(1)/                                  15,311      343,732
Applied Micro Circuits Corp./(1)/                             1,962       11,733
Atmel Corp./(1)/                                              4,724       28,391
Broadcom Corp. Class A/(1)/                                   2,748       93,679
Brooks Automation Inc./(1)/                                     248        5,994
Conexant Systems Inc./(1)/                                    2,618       13,011
Cree Inc./(1)/                                                  662       11,711
Cypress Semiconductor Corp./(1)/                              1,380       29,477
GlobespanVirata Inc./(1)/                                     1,350        7,938
Integrated Device Technology Inc./(1)/                        1,302       22,355
Intel Corp.                                                  64,530    2,077,866
International Rectifier Corp./(1)/                              797       39,380
Intersil Corp. Class A                                        1,504       37,374
KLA-Tencor Corp./(1)/                                         1,791      105,078
Lam Research Corp./(1)/                                       1,364       44,057
Lattice Semiconductor Corp./(1)/                                998        9,661
Linear Technology Corp.                                       2,705      113,799
LSI Logic Corp./(1)/                                          2,650       23,506
Maxim Integrated Products Inc.                                2,940      146,412
Microchip Technology Inc.                                     1,793       59,814
Micron Technology Inc./(1)/                                   5,212       70,206
Mykrolis Corp./(1)/                                             762       12,253
National Semiconductor Corp./(1)/                             1,593       62,780
Novellus Systems Inc./(1)/                                    1,260       52,983
NVIDIA Corp./(1)/                                             1,435       33,364

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

SEMICONDUCTORS (Continued)
--------------------------------------------------------------------------------
OmniVision Technologies Inc./(1)/                               281   $   15,525
ON Semiconductor Corp./(1)/                                   5,306       34,224
PMC-Sierra Inc./(1)/                                          1,381       27,827
QLogic Corp./(1)/                                               764       39,422
Rambus Inc./(1)/                                                909       27,906
Silicon Laboratories Inc./(1)/                                  357       15,430
Skyworks Solutions Inc./(1)/                                  1,065        9,266
Teradyne Inc./(1)/                                            1,621       41,254
Texas Instruments Inc.                                       15,971      469,228
TriQuint Semiconductor Inc./(1)/                              1,213        8,576
Varian Semiconductor Equipment
   Associates Inc./(1)/                                         201        8,782
Vitesse Semiconductor Corp./(1)/                              2,369       13,906
Xilinx Inc./(1)/                                              3,081      119,358
--------------------------------------------------------------------------------
                                                                       4,626,071
--------------------------------------------------------------------------------

SOFTWARE - 3.60%
--------------------------------------------------------------------------------
Adobe Systems Inc.                                            2,014       79,150
Akamai Technologies Inc./(1)/                                 1,781       19,146
Ariba Inc./(1)/                                               3,036        9,108
Ascential Software Corp./(1)/                                   499       12,939
Autodesk Inc.                                                 1,207       29,668
Automatic Data Processing Inc.                                5,586      221,261
BEA Systems Inc./(1)/                                         3,529       43,407
BMC Software Inc./(1)/                                        1,935       36,088
Cadence Design Systems Inc./(1)/                              2,904       52,214
Centillium Communications Inc./(1)/                             198        1,115
Certegy Inc.                                                    818       26,830
CheckFree Corp./(1)/                                            714       19,742
ChoicePoint Inc./(1)/                                         1,039       39,576
Citrix Systems Inc./(1)/                                      1,616       34,275
Computer Associates International Inc.                        5,335      145,859
Compuware Corp./(1)/                                          3,155       19,056
CSG Systems International Inc./(1)/                             837       10,454
Electronic Arts Inc./(1)/                                     2,780      132,828
First Data Corp.                                              6,754      277,522
Fiserv Inc./(1)/                                              1,701       67,207
IMPAC Medical Systems Inc./(1)/                                 245        6,262
IMS Health Inc.                                               2,193       54,518
Intuit Inc./(1)/                                              1,881       99,524
Manhattan Associates Inc./(1)/                                  259        7,159
Mercury Interactive Corp./(1)/                                  806       39,204
Micromuse Inc./(1)/                                             611        4,216
Microsoft Corp.                                             108,003    2,974,403
Netegrity Inc./(1)/                                           2,375       24,486
Network Associates Inc./(1)/                                  1,763       26,516
Novell Inc./(1)/                                              3,074       32,338
Oracle Corp./(1)/                                            48,135      635,382
PalmSource Inc./(1)/                                             62        1,351
Parametric Technology Corp./(1)/                              1,981        7,805
PeopleSoft Inc./(1)/                                          3,451       78,683
ProQuest Co./(1)/                                               467       13,753
RealNetworks Inc./(1)/                                        1,281        7,315
Reynolds & Reynolds Co. (The)
   Class A                                                      640       18,592
SAFLINK Corp./(1)/                                            1,458   $    3,907
SERENA Software Inc./(1)/                                       406        7,450
Siebel Systems Inc./(1)/                                      4,323       59,960
Sybase Inc./(1)/                                                803       16,526
Symantec Corp./(1)/                                           2,806       97,228
Take-Two Interactive Software Inc./(1)/                         319        9,190
TIBCO Software Inc./(1)/                                      1,514       10,250
Total System Services Inc.                                      636       19,799
Vignette Corp./(1)/                                           5,453       12,378
Websense Inc./(1)/                                              316        9,240
Yahoo! Inc./(1)/                                              5,974      269,846
--------------------------------------------------------------------------------
                                                                       5,824,726
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT - 0.66%
--------------------------------------------------------------------------------
ADC Telecommunications Inc./(1)/                              4,999       14,847
Advanced Fibre Communications
   Inc./(1)/                                                  1,225       24,684
American Tower Corp. Class A/(1)/                             2,504       27,093
Andrew Corp./(1)/                                             1,660       19,107
Avaya Inc./(1)/                                               4,119       53,300
CIENA Corp./(1)/                                              3,327       22,091
Comverse Technology Inc./(1)/                                 1,767       31,082
Harris Corp.                                                    809       30,702
JDS Uniphase Corp./(1)/                                      10,998       40,143
Motorola Inc.                                                21,826      307,092
QUALCOMM Inc.                                                 7,422      400,268
RF Micro Devices Inc./(1)/                                    1,372       13,789
Scientific-Atlanta Inc.                                       1,542       42,097
Sonus Networks Inc./(1)/                                      1,970       14,893
Sycamore Networks Inc./(1)/                                   1,453        7,614
Tellabs Inc./(1)/                                             3,079       25,956
--------------------------------------------------------------------------------
                                                                       1,074,758
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - 1.32%
--------------------------------------------------------------------------------
AT&T Wireless Services Inc./(1)/                             24,304      194,189
Avocent Corp./(1)/                                              685       25,016
Citizens Communications Co./(1)/                              2,393       29,721
Corning Inc./(1)/                                            12,697      132,430
Cox Communications Inc. Class A/(1)/                          2,712       93,428
Crown Castle International Corp./(1)/                         1,729       19,071
EchoStar Communications Corp./(1)/                            2,542       86,428
Emulex Corp./(1)/                                               881       23,505
InterDigital Communications Corp./(1)/                          638       13,168
Level 3 Communications Inc./(1)/                              6,728       38,350
Nextel Communications Inc. Class A/(1)/                      10,362      290,758
PanAmSat Corp./(1)/                                             568       12,246
Plantronics Inc./(1)/                                           376       12,276
Powerwave Technologies Inc./(1)/                                408        3,121
Qwest Communications International
   Inc./(1)/                                                 13,714       59,244
Sprint Corp. (PCS Group)/(1)/                                 9,106       51,176
Verizon Communications Inc.                                  29,935    1,050,120
Western Wireless Corp. Class A/(1)/                             475        8,721
--------------------------------------------------------------------------------
                                                                       2,142,968
--------------------------------------------------------------------------------

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                   Shares          Value
--------------------------------------------------------------------------------

TELEPHONE - 1.23%
--------------------------------------------------------------------------------
Alltel Corp.                                                2,770   $    129,027
AT&T Corp.                                                  7,641        155,112
BellSouth Corp.                                            19,311        546,501
CenturyTel Inc.                                             1,385         45,179
SBC Communications Inc.                                    35,937        936,878
Sprint Corp. (FON Group)                                    8,272        135,826
Telephone & Data Systems Inc.                                 660         41,283
--------------------------------------------------------------------------------
                                                                       1,989,806
--------------------------------------------------------------------------------

TEXTILES - 0.07%
--------------------------------------------------------------------------------
Cintas Corp.                                                1,477         74,042
Mohawk Industries Inc./(1)/                                   654         46,133
--------------------------------------------------------------------------------
                                                                         120,175
--------------------------------------------------------------------------------

TOBACCO - 0.74%
--------------------------------------------------------------------------------
Altria Group Inc.                                          19,672      1,070,550
Loews Corporation - Carolina Group                          1,003         25,316
R.J. Reynolds Tobacco Holdings Inc.                           733         42,624
UST Inc.                                                    1,490         53,178
--------------------------------------------------------------------------------
                                                                       1,191,668
--------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES - 0.08%
--------------------------------------------------------------------------------
Action Performance Companies Inc.                             247          4,841
Hasbro Inc.                                                 1,769         37,644
Marvel Enterprises Inc./(1)/                                  642         18,689
Mattel Inc.                                                 3,802         73,265
--------------------------------------------------------------------------------
                                                                         134,439
--------------------------------------------------------------------------------

TRANSPORTATION - 0.93%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          3,640        117,754
CH Robinson Worldwide Inc.                                    864         32,754
CNF Inc.                                                      862         29,222
CSX Corp.                                                   2,107         75,726
Expeditors International Washington
   Inc.                                                     1,042         39,242
FedEx Corp.                                                 2,642        178,335
Landstar System Inc./(1)/                                     806         30,660
Norfolk Southern Corp.                                      3,620         85,613
Union Pacific Corp.                                         2,238        155,496
United Parcel Service Inc. Class B                         10,305        768,238
--------------------------------------------------------------------------------
                                                                       1,513,040
--------------------------------------------------------------------------------

TRUCKING & LEASING - 0.02%
--------------------------------------------------------------------------------
Ryder System Inc.                                             932         31,828
--------------------------------------------------------------------------------
                                                                          31,828
--------------------------------------------------------------------------------

WATER - 0.03%
--------------------------------------------------------------------------------
Middlesex Water Co.                                         2,525         51,258
--------------------------------------------------------------------------------
                                                                          51,258
--------------------------------------------------------------------------------

TOTAL U.S. COMMON STOCKS
(Cost: $111,955,252)                                                 112,294,760
--------------------------------------------------------------------------------

INTERNATIONAL COMMON STOCKS - 20.01%

AUSTRALIA - 1.12%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                          27,331   $    251,023
Coles Myer Ltd.                                            28,758        163,808
Coles Myer Ltd. ADR                                         3,319        150,683
Commonwealth Bank of Australia                             11,909        264,250
National Australia Bank Ltd.                                5,271        118,944
National Australia Bank Ltd. ADR                            1,210        135,581
News Corp. Ltd.                                             5,714         51,620
News Corp. Ltd. ADR                                         2,847        102,777
Rio Tinto PLC ADR                                           2,238        249,112
Westpac Banking Corp.                                         862         10,385
Westpac Banking Corp. ADR                                   5,289        319,561
--------------------------------------------------------------------------------
                                                                       1,817,744
--------------------------------------------------------------------------------

DENMARK - 0.18%
--------------------------------------------------------------------------------
Novo-Nordisk A/S ADR                                        4,247        173,957
TDC A/S                                                       283         10,211
TDC A/S ADR                                                 5,834        105,945
--------------------------------------------------------------------------------
                                                                         290,113
--------------------------------------------------------------------------------

FINLAND - 0.34%
--------------------------------------------------------------------------------
Nokia OYJ                                                   2,287         39,549
Nokia OYJ ADR                                              12,141        206,397
Outokumpu OYJ                                               5,144         69,880
Rautaruukki OYJ/(1)/                                       18,644        137,337
Stora Enso OYJ Class R                                      2,971         40,023
UPM-Kymmene OYJ                                             3,239         61,773
--------------------------------------------------------------------------------
                                                                         554,959
--------------------------------------------------------------------------------

FRANCE - 1.79%
--------------------------------------------------------------------------------
Alcatel SA/(1)/                                             1,686         21,713
Alcatel SA ADR/(1)/                                         7,505         96,439
Aventis SA ADR                                              5,421        359,195
AXA                                                         2,865         61,326
AXA ADR                                                    13,204        283,490
BNP Paribas SA                                              5,207        327,867
France Telecom SA/(1)/                                      3,803        108,698
France Telecom SA ADR/(1)/                                  1,981         56,637
LVMH Moet Hennessy Louis
   Vuitton SA                                               3,287        239,228
Societe Generale Class A                                    2,647        233,716
STMicroelectronics NV                                       4,901        132,910
Total SA                                                    1,443        268,287
Total SA ADR                                                3,360        310,834
Vivendi Universal SA/(1)/                                   6,028        146,518
Vivendi Universal SA ADR/(1)/                               2,336         56,718
Zodiac SA                                                   6,848        200,913
--------------------------------------------------------------------------------
                                                                       2,904,489
--------------------------------------------------------------------------------

GERMANY - 1.34%
--------------------------------------------------------------------------------
DaimlerChrysler AG                                          6,974        322,338
DaimlerChrysler AG - Registered                               685         31,969
Deutsche Bank AG                                            3,861        319,964

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

GERMANY (Continued)
--------------------------------------------------------------------------------
Deutsche Telekom AG/(1)/                                      6,648   $  121,673
Deutsche Telekom AG ADR/(1)/                                  7,627      138,278
E.ON AG                                                       4,883      318,676
RWE AG                                                        7,299      288,811
SAP AG                                                          401       67,347
SAP AG ADR                                                    3,739      155,393
Siemens AG                                                    5,005      400,879
--------------------------------------------------------------------------------
                                                                       2,165,328
--------------------------------------------------------------------------------

GREECE - 0.06%
--------------------------------------------------------------------------------
Technical Olympic SA                                         16,810       90,326
--------------------------------------------------------------------------------
                                                                          90,326
--------------------------------------------------------------------------------

HONG KONG - 0.37%
--------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                  14,000       61,312
CLP Holdings Ltd.                                            12,500       59,573
Esprit Holdings Ltd.                                         27,500       91,565
Hong Kong & China Gas Co. Ltd.                               72,000      109,897
Hong Kong Exchanges & Clearing Ltd.                          42,000       91,156
Hongkong Electric Holdings Ltd.                              25,500      100,836
Wharf Holdings Ltd.                                          29,000       80,311
--------------------------------------------------------------------------------
                                                                         594,650
--------------------------------------------------------------------------------

IRELAND - 0.13%
--------------------------------------------------------------------------------
Allied Irish Banks PLC ADR                                    6,731      213,709
--------------------------------------------------------------------------------
                                                                         213,709
--------------------------------------------------------------------------------

ITALY - 0.80%
--------------------------------------------------------------------------------
Benetton Group SpA                                              854        9,813
Benetton Group SpA ADR                                        7,416      171,087
ENI-Ente Nazionale Idrocarburi
   SpA                                                        2,932       55,326
ENI-Ente Nazionale Idrocarburi
   SpA ADR                                                    2,344      222,633
Fiat SpA/(1)/                                                17,696      135,711
Fiat SpA ADR                                                  6,859       53,089
Sanpaolo IMI SpA ADR                                          9,236      239,489
Snam Rete Gas SpA                                            40,571      171,945
Telecom Italia Mobile SpA                                    35,020      190,383
Tiscali SpA/(1)/                                              7,739       54,079
--------------------------------------------------------------------------------
                                                                       1,303,555
--------------------------------------------------------------------------------

JAPAN - 3.73%
--------------------------------------------------------------------------------
Canon Inc. ADR                                                3,646      173,695
Dainippon Screen Manufacturing
   Co. Ltd./(1)/                                             18,000      123,113
Dowa Mining Co. Ltd.                                         13,000       69,870
East Japan Railway Co.                                           33      155,501
Fuji Photo Film Co. Ltd. ADR                                  4,261      139,761
Hitachi Ltd. ADR                                              2,273      136,539
Honda Motor Co. Ltd.                                            800       35,532
Honda Motor Co. Ltd. ADR                                      5,344      120,240
Ito-Yokado Co. Ltd.                                           3,095       97,323
Ito-Yokado Co. Ltd. ADR/(2)/                                    173        4,131
Japan Airlines System Corp. ADR                               9,187   $  119,431
JFE Holdings Inc.                                             3,800      103,714
Kamigumi Co. Ltd.                                            31,000      219,259
Kawasaki Kisen Kaisha Ltd.                                   41,000      203,910
Kirin Brewery Co. Ltd. ADR                                   29,957      257,331
Kubota Corp. ADR                                             10,921      228,795
Kyocera Corp.                                                   200       13,325
Kyocera Corp. ADR                                             1,102       73,834
Makita Corp.                                                 12,000      120,146
Makita Corp. ADR                                              5,370       53,501
Matsushita Electric Industrial
   Co. Ltd. ADR                                              11,218      156,379
Millea Holdings Inc. ADR                                      5,756      387,954
Mitsubishi Corp. ADR                                          8,746      186,727
Mitsui & Co. Ltd. ADR                                         1,350      214,650
Murata Manufacturing Co. Ltd.                                 1,500       81,039
NEC Corp. ADR                                                17,475      131,220
Nintendo Co. Ltd.                                             1,100      102,641
Nippon Telegraph & Telephone
   Corp. ADR                                                  5,642      138,568
Nippon Unipac Holding                                            16       82,560
Nissan Motor Co. Ltd.                                           800        9,137
Nissan Motor Co. Ltd. ADR                                     5,064      113,737
Nomura Holdings Inc.                                          8,000      136,232
NTT DoCoMo Inc.                                                  61      138,313
Oji Paper Co. Ltd.                                           14,000       90,398
Osaka Gas Co. Ltd.                                           30,000       81,179
Pioneer Corp. ADR                                             4,582      129,075
Ricoh Corp. Ltd. ADR                                          1,233      121,759
Rohm Co. Ltd.                                                   800       93,758
Seven-Eleven Japan Co. Ltd.                                   3,000       90,977
Sony Corp.                                                    1,700       58,850
Sony Corp. ADR                                                2,767       95,932
Sumitomo Metal Mining Co. Ltd.                               11,000       81,599
Sumitomo Mitsui Financial Group Inc.                             32      170,495
Takeda Chemical Industries Ltd.                               3,800      150,695
Tokyo Electric Power Co. Inc. (The)                           4,900      107,446
Tokyo Electron Ltd.                                           1,000       75,954
Toyota Motor Corp.                                            9,300      314,136
Trend Micro Inc./(1)/                                         2,000       53,653
--------------------------------------------------------------------------------
                                                                       6,044,014
--------------------------------------------------------------------------------

LUXEMBOURG - 0.05%
--------------------------------------------------------------------------------
Arcelor                                                       4,361       76,020
--------------------------------------------------------------------------------
                                                                          76,020
--------------------------------------------------------------------------------

NETHERLANDS - 1.45%
--------------------------------------------------------------------------------
ABN AMRO Holding NV ADR                                      14,235      334,238
Aegon NV                                                      3,719       55,025
Aegon NV ADR                                                  7,301      108,055
Akzo Nobel NV                                                 1,618       62,450
Akzo Nobel NV ADR                                             4,026      153,793
ING Groep NV                                                  4,884      113,906
ING Groep NV ADR                                              5,560      130,160
Koninklijke Ahold NV/(1)/                                     6,831       52,042

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                     Shares        Value
--------------------------------------------------------------------------------

NETHERLANDS (Continued)
--------------------------------------------------------------------------------
Koninklijke Ahold NV ADR/(1)/                                10,311   $   80,013
Koninklijke KPN NV/(1)/                                      12,224       94,363
Koninklijke Philips Electronics NV                            1,209       35,303
Koninklijke Philips Electronics NV NY                         6,872      199,906
Reed Elsevier NV                                              1,782       22,140
Reed Elsevier NV ADR                                          7,170      177,458
Royal Dutch Petroleum Co.                                     9,106      480,109
Unilever NV CVA                                               3,705      242,311
--------------------------------------------------------------------------------
                                                                       2,341,272
--------------------------------------------------------------------------------

NEW ZEALAND - 0.03%
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.
   ADR                                                        1,672       47,234
--------------------------------------------------------------------------------
                                                                          47,234
--------------------------------------------------------------------------------

PANAMA - 0.14%
--------------------------------------------------------------------------------
Carnival Corp.                                                5,722      227,335
--------------------------------------------------------------------------------
                                                                         227,335
--------------------------------------------------------------------------------

PORTUGAL - 0.12%
--------------------------------------------------------------------------------
Banco Comercial Portugues SA
   Class R                                                   90,681      202,453
--------------------------------------------------------------------------------
                                                                         202,453
--------------------------------------------------------------------------------

SINGAPORE - 0.19%
--------------------------------------------------------------------------------
Chartered Semiconductor
   Manufacturing Ltd./(1)/                                   11,000       11,205
Chartered Semiconductor
   Manufacturing Ltd. ADR/(1)/                                1,708       17,200
Neptune Orient Lines Ltd./(1)/                               60,000       76,312
Singapore Exchange Ltd.                                     203,000      202,008
--------------------------------------------------------------------------------
                                                                         306,725
--------------------------------------------------------------------------------

SPAIN - 0.97%
--------------------------------------------------------------------------------
Acerinox SA                                                   2,519      118,769
Antena 3 Television SA/(1)/                                   3,542      156,101
Banco Bilbao Vizcaya Argentaria
   SA                                                         9,555      131,972
Banco Bilbao Vizcaya Argentaria
   SA ADR                                                    13,380      185,313
Banco Santander Central Hispano
   SA ADR                                                    33,904      407,187
Repsol YPF SA                                                 1,412       27,535
Repsol YPF SA ADR                                             8,103      158,414
Telefonica SA                                                 9,014      132,345
Telefonica SA ADR                                             5,565      245,917
--------------------------------------------------------------------------------
                                                                       1,563,553
--------------------------------------------------------------------------------

SWEDEN - 0.41%
--------------------------------------------------------------------------------
Hoganas AB Class B                                            6,355      136,015
Holmen AB Class B                                             2,064       73,291
SSAB Svenskt Stal AB Series A                                 6,223      111,136
SSAB Svenskt Stal AB Series B                                 6,670      114,484
Svenska Cellulosa AB Class B                                  1,400   $   57,204
Telefonaktiebolaget LM Ericsson
   AB ADR/(1)/                                                3,558       62,977
Telefonaktiebolaget LM Ericsson
   Class B/(1)/                                              57,240      102,622
--------------------------------------------------------------------------------
                                                                         657,729
--------------------------------------------------------------------------------

SWITZERLAND - 1.75%
--------------------------------------------------------------------------------
Adecco SA ADR                                                 9,417      151,708
Credit Suisse Group                                           7,405      270,933
Logitech International SA - Registered/(1)/                   1,516       65,580
Nestle SA                                                     2,135      533,426
Novartis AG                                                  13,112      595,301
Roche Holding AG - Genusschein                                4,478      451,692
Societe Generale de Surveillance
   Holding SA                                                   144       90,353
Swiss Re                                                      3,241      218,818
UBS AG - Registered                                           6,536      447,624
--------------------------------------------------------------------------------
                                                                       2,825,435
--------------------------------------------------------------------------------

UNITED KINGDOM - 5.04%
--------------------------------------------------------------------------------
AstraZeneca PLC                                               1,956       93,841
AstraZeneca PLC ADR                                           6,936      335,564
Barclays PLC ADR/(3)/                                         9,636      350,269
BHP Billiton PLC                                             15,375      134,315
BP PLC                                                       52,503      425,767
BP PLC ADR                                                    7,460      368,151
British American Tobacco PLC                                 12,756      175,831
British Sky Broadcasting Group
   PLC/(1)/                                                     854       10,747
British Sky Broadcasting Group
   PLC ADR/(1)/                                               2,584      131,629
British Telecom PLC ADR                                       4,687      160,389
BT Group PLC                                                 18,947       63,851
Cadbury Schweppes PLC                                         1,496       10,987
Cadbury Schweppes PLC ADR                                     9,338      279,113
Centrica PLC                                                 53,509      202,115
Diageo PLC ADR                                                7,483      395,551
GlaxoSmithKline PLC                                           8,951      205,102
GlaxoSmithKline PLC ADR                                       9,795      456,643
Hanson PLC ADR                                                7,970      290,905
HBOS PLC                                                     22,288      288,668
Hong Kong & Shanghai Banking ADR                              2,415      190,350
HSBC Holdings PLC                                            32,297      507,629
Lloyds TSB Group PLC                                         37,206      298,387
National Grid Transco PLC                                    35,874      257,040
Reuters Group PLC                                             7,423       31,227
Reuters Group PLC ADR                                         2,299       58,349
Royal Bank of Scotland Group PLC                             13,990      412,228
Scottish & Southern Energy PLC                               18,600      224,087
Scottish Power PLC                                           28,446      189,559
Shell Transport & Trading Co. PLC                            43,830      326,011
Tesco PLC                                                    58,754      271,098
Unilever PLC                                                 24,512      228,506

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

                                                        Shares or
Security                                                Principal          Value
--------------------------------------------------------------------------------

UNITED KINGDOM (Continued)
--------------------------------------------------------------------------------
Vodafone Group PLC                                        127,761   $    316,765
Vodafone Group PLC ADR                                     18,793        470,577
--------------------------------------------------------------------------------
                                                                       8,161,251
--------------------------------------------------------------------------------

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $33,112,673)                                                   32,387,894
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $145,067,925)                                                 144,682,654
--------------------------------------------------------------------------------

PREFERRED STOCKS - 0.02%

AUSTRALIA - 0.02%
--------------------------------------------------------------------------------
News Corp. Ltd. ADR                                           861         26,039
--------------------------------------------------------------------------------
                                                                          26,039
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $24,877)                                                           26,039
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 9.77%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
   5.38%, 02/15/31                                    $   175,000        182,499
   6.13%, 11/15/27                                      3,060,000      3,449,911
   6.25%, 05/15/30                                        480,000        553,912
   7.50%, 11/15/16                                      1,255,000      1,597,772
   8.00%, 11/15/21                                      2,940,000      3,970,608
   8.13%, 08/15/19                                      1,150,000      1,553,398
   8.13%, 05/15/21                                      1,940,000      2,643,553
   8.13%, 08/15/21                                        875,000      1,193,316
U.S. Treasury Notes
   3.25%, 08/15/08                                        665,000        669,053
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,026,478)                                                   15,814,022
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 15.51%

MONEY MARKET FUNDS - 8.57%
--------------------------------------------------------------------------------
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares/(3)(4)/                        10,266,602     10,266,602
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares/(3)(4)/                         2,875,275      2,875,275
BlackRock Temp Cash Money
   Market Fund/(4)/                                       103,093        103,093
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio/(4)/                     621,231        621,231
--------------------------------------------------------------------------------
                                                                      13,866,201
--------------------------------------------------------------------------------

FLOATING RATE NOTES - 3.13%
--------------------------------------------------------------------------------
Beta Finance Inc.
   1.11%, 05/20/04/(4)(5)/                            $   130,694        130,687
   1.12%, 09/15/04/(4)(5)/                            $   261,389    $   261,370
   1.13%, 10/12/04/(4)(5)/                                130,694        130,684
   1.20%, 08/23/04/(4)(5)/                                130,694        130,766
CC USA Inc.
   1.06%, 05/24/04/(4)(5)/                                261,389        261,378
   1.11%, 04/19/04/(4)(5)/                                115,011        115,009
   1.16%, 07/15/04/(4)(5)/                                130,694        130,719
Dorada Finance Inc.
   1.11%, 05/20/04/(4)(5)/                                261,389        261,374
   1.24%, 08/09/04/(4)/                                    65,347         65,341
Five Finance Inc.
   1.13%, 04/15/04/(4)(5)/                                130,694        130,694
HBOS Treasury Services PLC
   1.16%, 01/24/05/(4)/                                   261,389        261,389
Holmes Financing PLC
   1.12%, 04/15/04/(4)/                                    52,278         52,278
K2 USA LLC
   1.10%, 09/27/04/(4)(5)/                                282,300        282,269
   1.12%, 08/16/04/(4)(5)/                                 65,347         65,341
   1.13%, 05/17/04/(4)/                                   130,694        130,692
   1.14%, 04/13/04/(4)/                                   130,694        130,693
Links Finance LLC
   1.10%, 06/28/04/(4)/                                   130,694        130,682
   1.10%, 07/20/04/(4)/                                   104,555        104,544
   1.11%, 03/29/04/(4)/                                   130,694        130,694
   1.14%, 05/04/04/(4)/                                   130,694        130,692
Nationwide Building Society
   1.14%, 07/23/04/(4)(5)/                                196,041        196,041
   1.17%, 12/28/04/(4)(5)/                                261,389        261,389
Permanent Financing PLC
   1.13%, 12/10/04/(4)/                                   130,694        130,694
Sigma Finance Inc.
   1.09%, 10/07/04/(4)/                                   261,389        261,349
   1.10%, 07/20/04/(4)/                                   130,694        130,680
   1.13%, 07/01/04/(4)/                                   130,694        130,678
   1.24%, 08/06/04/(4)/                                    65,347         65,343
Tango Finance Corp.
   1.09%, 07/15/04/(4)(5)/                                 78,417         78,403
   1.10%, 07/06/04/(4)(5)/                                 78,417         78,412
WhistleJacket Capital LLC
   1.12%, 09/15/04/(4)(5)/                                130,694        130,676
White Pine Finance LLC
   1.10%, 08/26/04/(4)(5)/                                130,694        130,681
   1.12%, 04/20/04/(4)(5)/                                130,694        130,694
   1.12%, 11/15/04/(4)(5)/                                156,833        156,833
   1.13%, 07/06/04/(4)(5)/                                156,833        156,826
--------------------------------------------------------------------------------
                                                                       5,075,995
--------------------------------------------------------------------------------

TIME DEPOSITS - 1.17%
--------------------------------------------------------------------------------
Abbey National Treasury Services PLC
   1.40%, 10/25/04/(4)/                                   261,389        261,357
Bank of New York
   1.39%, 11/01/04/(4)/                                   261,389        261,367

LIFEPATH 2040 MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                               Principal          Value
-------------------------------------------------------------------------------

TIME DEPOSITS (Continued)
-------------------------------------------------------------------------------
Bank of Nova Scotia
   1.24%, 10/07/04/(4)/                                 $196,041   $    196,026
   1.42%, 10/29/04/(4)/                                  196,041        196,054
Canadian Imperial Bank of
   Commerce
   1.24%, 10/07/04/(4)/                                  196,041        196,019
   1.40%, 10/29/04/(4)/                                  261,389        261,383
SunTrust Bank
   0.81%, 01/02/04/(4)/                                  326,736        326,736
Toronto-Dominion Bank
   1.41%, 11/01/04/(4)/                                  196,041        196,025
-------------------------------------------------------------------------------
                                                                      1,894,967
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.13%
-------------------------------------------------------------------------------

Goldman, Sachs & Co.
   1.02%, 01/02/04/(4)/                                  784,166        784,166
Merrill Lynch
   0.98%, 01/02/04/(4)/                                  261,389        261,389
   0.98%, 01/02/04/(4)/                                  261,389        261,389
   1.00%, 01/02/04/(4)/                                  522,777        522,777
-------------------------------------------------------------------------------
                                                                      1,829,721
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 1.12%
-------------------------------------------------------------------------------

Alpine Securitization Corp.
   1.09%, 01/07/04/(4)/                                  130,694        130,675
   1.09%, 01/09/04/(4)/                                  130,694        130,667
   1.10%, 01/20/04/(4)/                                  130,694        130,622
Amsterdam Funding Corp.
   1.09%, 01/07/04/(4)/                                  130,694        130,675
   1.09%, 01/20/04/(4)/                                  130,694        130,623
Barton Capital Corp.
   1.09%, 01/13/04/(4)/                                   78,417         78,390
Edison Asset Securitization
   1.09%, 01/23/04/(4)/                                  130,694        130,612
Falcon Asset Securitization
   1.09%, 01/16/04/(4)/                                  261,389        261,278
Jupiter Securitization Corp.
   1.09%, 01/14/04/(4)/                                  287,527        287,423
Preferred Receivables Funding Corp.
   1.09%, 01/12/04/(4)/                                  235,250        235,179
Receivables Capital Corp.
   1.02%, 01/06/04/(4)/                                  164,599        164,580
-------------------------------------------------------------------------------
                                                                      1,810,724
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY NOTES - 0.39%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Corporation
   1.15%, 05/12/04/(4)/                                 $196,041   $    195,221
   1.28%, 08/19/04/(4)/                                  104,555        103,700
Federal National Mortgage
   Association
   1.28%, 08/20/04/(4)/                                  339,805        337,015
-------------------------------------------------------------------------------
                                                                        635,936
-------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost: $25,113,544)                                                  25,113,544
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 114.68%
(Cost $186,232,824)                                                 185,636,259
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (14.68%)                           (23,762,944)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                               $161,873,315
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/ Issuer is an affiliate of the Master portfolio's investment advisor. See
     Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                        LifePath Retirement    LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
                                          Master Portfolio   Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                         $142,497,258       $301,483,829      $601,299,597      $237,615,960      $186,232,824
                                            ------------       ------------      ------------      ------------      ------------
Foreign currency, at cost                   $     48,342       $     64,957      $    137,264      $         --      $     27,102
                                            ------------       ------------      ------------      ------------      ------------
Investments in securities, at value
   (including securities on loan /(a)/)
   (Note 1)                                 $147,252,637       $316,152,109      $608,651,400      $262,615,461      $185,636,259
Foreign currency, at value                        48,923             66,577           139,266            70,538            46,279
Receivables:
   Investment securities sold                         --            193,705         5,184,740         3,530,609         2,403,186
   Dividends and interest                        677,629          1,289,879         1,908,606           701,710           347,516
                                            ------------       ------------      ------------      ------------      ------------
Total Assets                                 147,979,189        317,702,270       615,884,012       266,918,318       188,433,240
                                            ------------       ------------      ------------      ------------      ------------
LIABILITIES
Payables:
   Investment securities purchased             2,802,053            749,746         5,067,659         1,845,167         3,922,163
   Collateral for securities loaned
      (Note 4)                                43,754,442         78,368,185       139,082,907        40,502,128        22,553,861
   Advisory fees (Note 2)                         52,518            129,134           253,573           118,734            83,901
                                            ------------       ------------      ------------      ------------      ------------
Total Liabilities                             46,609,013         79,247,065       144,404,139        42,466,029        26,559,925
                                            ------------       ------------      ------------      ------------      ------------
NET ASSETS                                  $101,370,176       $238,455,205      $471,479,873      $224,452,289      $161,873,315
                                            ============       ============      ============      ============      ============
---------------------------------------------------------------------------------------------------------------------------------

/(a)/ Securities on loan with market values of $42,942,197, $76,811,835, $135,804,912, $39,419,796 and $21,867,558, respectively. See Note 4.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                            LifePath Retirement   LifePath 2010      LifePath 2020
                                              Master Portfolio   Master Portfolio  Master Portfolio
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(b)/                                $  383,207         $ 1,476,858      $  4,160,333
   Interest                                       1,139,628           2,393,012         3,664,582
   Securities lending income                         20,201              40,816            90,556
                                                 ----------         -----------      ------------
Total investment income                           1,543,036           3,910,686         7,915,471
                                                 ----------         -----------      ------------
EXPENSES (Note 2)
   Advisory fees                                    206,121             554,615         1,161,258
                                                 ----------         -----------      ------------
Total expenses                                      206,121             554,615         1,161,258
                                                 ----------         -----------      ------------
Net investment income                             1,336,915           3,356,071         6,754,213
                                                 ----------         -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized loss on sale of
      investments                                  (219,216)         (2,122,178)      (10,507,540)
   Net realized gain (loss) on foreign
      currency transactions                           6,491              23,421            (2,631)
   Net change in unrealized appreciation
      (depreciation) of investments               6,149,672          23,981,654        70,940,692
   Net change in unrealized appreciation
      (depreciation) on translation
      of assets and liabilities in foreign
      currencies                                        (60)              1,780             2,699
                                                 ----------         -----------      ------------
Net gain on investments                           5,936,887          21,884,677        60,433,220
                                                 ----------         -----------      ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                               $7,273,802         $25,240,748      $ 67,187,433
                                                 ==========         ===========      ============

                                              LifePath 2030     LifePath 204
                                            Master Portfolio  Master Portfolio
------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends/(b)/                             $ 2,003,524        $  1,541,866
   Interest                                     1,271,236             599,066
   Securities lending income                       25,845              14,643
                                              -----------        ------------
Total investment income                         3,300,605           2,155,575
                                              -----------        ------------
EXPENSES (Note 2)
   Advisory fees                                  496,697             341,576
                                              -----------        ------------
Total expenses                                    496,697             341,576
                                              -----------        ------------
Net investment income                           2,803,908           1,813,999
                                              -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net realized loss on sale of
      investments                              (3,590,663)        (10,404,722)
   Net realized gain (loss) on foreign
      currency transactions                        12,606              (4,983)
   Net change in unrealized appreciation
      (depreciation) of investments            34,081,350          34,601,109
   Net change in unrealized appreciation
      (depreciation) on translation
      of assets and liabilities in foreign
      currencies                                    1,308              19,542
                                              -----------        ------------
Net gain on investments                        30,504,601          24,210,946
                                              -----------        ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                            $33,308,509        $ 26,024,945
                                              ===========        ============
------------------------------------------------------------------------------

/(b)/ Net of foreign withholding tax of $18,482, $56,657, $149,683, $74,998 and
     $67,153, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                              LifePath Retirement Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  1,336,915             $  1,063,583     $     2,309,590
   Net realized gain (loss)                  (212,725)                 (47,763)          1,795,486
   Net change in unrealized
      appreciation (depreciation)           6,149,612               (1,664,379)         (2,311,088)
                                         ------------             ------------     ---------------
Net increase (decrease) in
   net assets resulting from
   operations                               7,273,802                 (648,559)          1,793,988
                                         ------------             ------------     ---------------
Interestholder transactions:
   Contributions                           76,464,718               21,078,592          30,951,244
   Withdrawals                            (22,832,273)             (22,734,457)        (95,547,521)
                                         ------------             ------------     ---------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions             53,632,445               (1,655,865)        (64,596,277)
                                         ------------             ------------     ---------------
Increase (decrease) in
   net assets                              60,906,247               (2,304,424)        (62,802,289)
NET ASSETS:
Beginning of period                        40,463,929               42,768,353         105,570,642
                                         ------------             ------------     ---------------
End of period                            $101,370,176             $ 40,463,929     $    42,768,353
                                         ============             ============     ===============

                                                                    LifePath 2010 Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  3,356,071             $  2,573,253       $   5,471,867
   Net realized gain (loss)                (2,098,757)              (4,435,915)         11,414,844
   Net change in unrealized
      appreciation (depreciation)          23,983,434               (7,050,480)        (16,181,695)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   operations                              25,240,748               (8,913,142)            705,016
                                         ------------             ------------       -------------
Interestholder transactions:
   Contributions                          130,632,999               53,577,613          84,755,676
   Withdrawals                            (38,736,923)             (48,559,069)       (236,515,911)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions             91,896,076                5,018,544        (151,760,235)
                                         ------------             ------------       -------------
Increase (decrease) in
   net assets                             117,136,824               (3,894,598)       (151,055,219)
NET ASSETS:
Beginning of period                       121,318,381              125,212,979         276,268,198
                                         ------------             ------------       -------------
End of period                            $238,455,205             $121,318,381       $ 125,212,979
                                         ============             ============       =============

                                                                    LifePath 2020 Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  6,754,213            $   5,376,753       $   9,797,068
   Net realized gain (loss)               (10,510,171)             (29,021,362)         55,898,904
   Net change in unrealized
      appreciation (depreciation)          70,943,391              (10,052,572)        (82,078,470)
                                         ------------            -------------       -------------
Net increase (decrease) in
   net assets resulting from
   operations                              67,187,433              (33,697,181)        (16,382,498)
                                         ------------            -------------       -------------
Interestholder transactions:
   Contributions                          195,074,936               75,967,508         271,054,874
   Withdrawals                            (60,811,918)            (116,588,501)       (390,877,654)
                                         ------------            -------------       -------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions            134,263,018              (40,620,993)       (119,822,780)
                                         ------------            -------------       -------------
Increase (decrease) in
   net assets                             201,450,451              (74,318,174)       (136,205,278)
NET ASSETS:
Beginning of period                       270,029,422              344,347,596         480,552,874
                                         ------------            -------------       -------------
End of period                            $471,479,873            $ 270,029,422       $ 344,347,596
                                         ============            =============       =============

                                                                    LifePath 2030 Master Portfolio
                                    --------------------------------------------------------------
                                              For the                  For the             For the
                                           Year Ended             Period Ended          Year Ended
                                    December 31, 2003   December 31, 2002/(1)/   February 28, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS
Operations:
   Net investment income                 $  2,803,908             $  1,678,094       $   3,067,702
   Net realized gain (loss)                (3,578,057)              (5,796,135)         20,799,655
   Net change in unrealized
      appreciation (depreciation)          34,082,658              (11,856,843)        (34,991,407)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   operations                              33,308,509              (15,974,884)        (11,124,050)
                                         ------------             ------------       -------------
Interestholder transactions:
   Contributions                          119,861,381               35,206,565          89,451,581
   Withdrawals                            (30,946,859)             (36,875,703)       (240,386,251)
                                         ------------             ------------       -------------
Net increase (decrease) in
   net assets resulting from
   interestholder transactions             88,914,522               (1,669,138)       (150,934,670)
                                         ------------             ------------       -------------
Increase (decrease) in
   net assets                             122,223,031              (17,644,022)       (162,058,720)
NET ASSETS:
Beginning of period                       102,229,258              119,873,280         281,932,000
                                         ------------             ------------       -------------
End of period                            $224,452,289             $102,229,258       $ 119,873,280
                                         ============             ============       =============
--------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                                                   LifePath 2040 Master Portfolio
                                                                  ---------------------------------------------------------------
                                                                             For the                  For the             For the
                                                                          Year Ended             Period Ended          Year Ended
                                                                   December 31, 2003   December 31, 2002/(1)/   February 28, 2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                $  1,813,999             $  1,112,958       $   2,317,577
   Net realized gain (loss)                                              (10,409,705)             (11,398,816)         65,072,130
   Net change in unrealized appreciation (depreciation)                   34,620,651               (4,941,229)        (85,921,644)
                                                                        ------------             ------------       -------------
Net increase (decrease) in net assets resulting from operations           26,024,945              (15,227,087)        (18,531,937)
                                                                        ------------             ------------       -------------
Interestholder transactions:
   Contributions                                                          92,618,651               30,043,947          47,790,242
   Withdrawals                                                           (31,007,978)             (35,865,224)       (384,441,174)
                                                                        ------------             ------------       -------------
Net increase (decrease) in net assets resulting from
   interestholder transactions                                            61,610,673               (5,821,277)       (336,650,932)
                                                                        ------------             ------------       -------------
Increase (decrease) in net assets                                         87,635,618              (21,048,364)       (355,182,869)

NET ASSETS:
Beginning of period                                                       74,237,697               95,286,061         450,468,930
                                                                        ------------             ------------       -------------
End of period                                                           $161,873,315             $ 74,237,697       $  95,286,061
                                                                        ============             ============       =============
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     Security Transactions and Income Recognition

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

     Foreign Currency Translation

     The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Federal Income Taxes

     In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Repurchase Agreements

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Master Portfolios at December 31, 2003 represent collateral from securities on loan. For further information, see Note 4, below.

2.    Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

---------------------------------------------------------
                                       Securities Lending
Master Portfolio                               Agent Fees
---------------------------------------------------------
LifePath Retirement Master Portfolio         $19,745
LifePath 2010 Master Portfolio                38,242
LifePath 2020 Master Portfolio                89,333
LifePath 2030 Master Portfolio                23,966
LifePath 2040 Master Portfolio                13,575
---------------------------------------------------------

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. ("Stephens") served as sponsor and placement agent for the Master Portfolios.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

     As a result of using an index approach to investing, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $108,307, $240,672, $1,056,149, $496,396 and $350,269, respectively, as of December 31,
2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

     Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   Investment Portfolio Transactions

     Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2003, were as follows:

----------------------------------------------------------------------------------------------
                                       U.S. Government Obligations       Other Securities
                                       ---------------------------   -------------------------
Master Portfolio                           Purchases         Sales     Purchases         Sales
----------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio    $ 53,527,079   $11,808,712   $18,428,313   $ 5,256,702
LifePath 2010 Master Portfolio            91,581,322    21,952,469    38,826,346    13,481,762
LifePath 2020 Master Portfolio           132,446,500    46,681,186    79,453,687    29,568,343
LifePath 2030 Master Portfolio            59,442,436    29,680,373    74,189,580    15,757,484
LifePath 2040 Master Portfolio            23,682,015    12,034,704    67,896,504    16,465,560
----------------------------------------------------------------------------------------------

     At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

--------------------------------------------------------------------------------------------------
                                                                                    Net Unrealized
                                                Tax     Unrealized     Unrealized     Appreciation
Master Portfolio                               Cost   Appreciation   Depreciation   (Depreciation)
--------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio   $143,117,729    $ 5,264,460   $ (1,129,552)    $ 4,134,908
LifePath 2010 Master Portfolio          303,723,467     18,017,604     (5,588,962)     12,428,642
LifePath 2020 Master Portfolio          612,766,811     28,975,054    (33,090,465)     (4,115,411)
LifePath 2030 Master Portfolio          240,074,345     30,228,798     (7,687,682)     22,541,116
LifePath 2040 Master Portfolio          189,643,262     12,833,915    (16,840,918)     (4,007,003)
--------------------------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

4.   Portfolio Securities Loaned

     Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of December 31, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5.   Financial Highlights

     Financial highlights for each of the Master Portfolios were as follows:

                                       -----------------------------------------------------------------------------------------
                                         Year Ended    Period Ended    Year Ended       Year Ended     Year Ended     Year Ended
                                       December 31,    December 31,   February 28,    February 28,   February 29,   February 28,
                                               2003       2002/(1)/          2002             2001           2000           1999
--------------------------------------------------------------------------------------------------------------------------------
LifePath Retirement Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.46%            0.55%          0.55%          0.55%
   Ratio of net investment income to
     average net assets/(2)/                2.27%          2.98%             3.73%/(4)/       4.40%          4.03%          3.95%
   Portfolio turnover rate                    29%            56%              116%/(5)/         58%            55%            66%
   Total return                            12.45%         (1.36)%/(3)/       2.68%            6.56%          5.22%          7.10%
LifePath 2010 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.46%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               2.12%          2.49%             3.11%/(4)/       3.49%          3.20%          3.12%
   Portfolio turnover rate                    23%            72%               86%/(5)/         54%            49%            38%
   Total return                            16.16%         (6.43)%/(3)/      (0.70)%           2.13%          8.32%         10.59%
LifePath 2020 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.44%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               2.04%          2.14%             2.23%/(4)/       2.38%          2.27%          2.30%
   Portfolio turnover rate                    23%            67%               86%/(5)/         39%            43%            36%
   Total return                            21.11%        (10.18)%/(3)/      (4.99)%          (3.14)%        11.24%         12.82%
LifePath 2030 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.46%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               1.98%          1.81%             1.74%/(4)/       1.72%          1.72%          1.74%
   Portfolio turnover rate                    32%            68%               53%/(5)/         27%            26%            19%
   Total return                            24.36%        (13.05)%/(3)/      (7.82)%          (5.59)%        13.44%         13.95%
LifePath 2040 Master Portfolio
   Ratio of expenses to average net
      assets/(2)/                           0.35%          0.35%             0.49%            0.55%          0.55%          0.55%
   Ratio of net investment income to
      average net assets/(2)/               1.86%          1.57%             1.13%/(4)/       0.90%          0.99%          1.11%
   Portfolio turnover rate                    29%            62%               15%/(5)/         20%            29%            19%
   Total return                            28.14%        (15.63)%/(3)/     (10.48)%         (10.41)%        16.41%         15.75%
-----------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
/(2)/ Annualized for periods of less than one year.
/(3)/ Not annualized.
/(4)/ Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
/(5)/ Portfolio turnover rates excluding in-kind transactions for the Lifepath
      Retirement, Lifepath 2010, Lifepath 2020, Lifepath 2030 and Lifepath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

Report of Independent Auditors

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement (formerly LifePath Income) Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for each of the periods ended from February 28, 2002 through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through February 28, 2001 were audited by other auditors, whose report dated April 13, 2001 expressed an unqualified opinion on those highlights.


PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

Master Investment Portfolio
Trustees Information -- Unaudited

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

Notes:

Notes:

Notes:

The LifePath(R) Portfolios (Funds) are distributed by SEI Investments Distribution Co, (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing, of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

                                    BARCLAYS

                                                                 ANNUAL REPORT
                                                               DECEMBER 31, 2003

                             [GRAPHIC APPEARS HERE]

INSTITUTIONAL MONEY MARKET FUND
PRIME MONEY MARKET FUND

INSTITUTIONAL SHARES

                                                 BARCLAYS GLOBAL INVESTORS FUNDS

TABLE OF CONTENTS

To Our Shareholders .......................................................    1

BARCLAYS GLOBAL INVESTORS FUNDS
  Financial Statements ....................................................    2
  Financial Highlights ....................................................    4
  Notes to the Financial Statements .......................................    6
  Report of Independent Auditors ..........................................    9
  Trustees Information (Unaudited) ........................................   10

MASTER INVESTMENT PORTFOLIO
  Schedules of Investments ................................................   11
    Money Market Master Portfolio .........................................   11
    Prime Money Market Master Portfolio ...................................   14
  Financial Statements ....................................................   17
  Notes to the Financial Statements .......................................   18
  Report of Independent Auditors ..........................................   21
  Trustees Information (Unaudited) ........................................   22

TO OUR SHAREHOLDERS:

     As the year opened, investors were faced with weak economic signals and the prospect of a war in Iraq. In response to this economic environment, the Federal Reserve Board (the "Fed") lowered the Fed target rate by 0.25% to 1.00% in late June. However, this was to be the last move by the Fed for the year. During the following months, an initially sluggish economy began to gather momentum, and data increasingly revealed signs of economic recovery.

     As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. While one Fund may outperform another, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, investors should maintain their investment strategy as long as it remains appropriate for their investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

     On behalf of the Barclays Global Investors Funds, we thank you for your investment. We appreciate your confidence and look forward to continuing to help you meet your investment needs in the years ahead.

/s/ Lee T. Kranefuss

Lee T. Kranefuss
PRESIDENT AND CHIEF EXECUTIVE OFFICER
BARCLAYS GLOBAL INVESTORS FUNDS

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                   INSTITUTIONAL               PRIME
                                                               MONEY MARKET FUND   MONEY MARKET FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at value (Note 1)         $   4,347,525,456   $   3,934,599,125
                                                               -----------------   -----------------
Total Assets                                                       4,347,525,456       3,934,599,125
                                                               -----------------   -----------------
LIABILITIES
Payables:
  Distribution to shareholders                                         3,630,710           3,202,282
  Administration fees (Note 2)                                           172,576              78,930
                                                               -----------------   -----------------
Total Liabilities                                                      3,803,286           3,281,212
                                                               -----------------   -----------------
NET ASSETS                                                     $   4,343,722,170   $   3,931,317,913
                                                               =================   =================
NET ASSETS CONSIST OF:
  Paid-in capital                                              $   4,343,722,170   $   3,931,318,127
  Distributions in excess of net investment income                            --                (214)
                                                               -----------------   -----------------
NET ASSETS                                                     $   4,343,722,170   $   3,931,317,913
                                                               =================   =================
AON CAPTIVES SHARES
  Net Assets                                                   $      55,398,754   $              --
                                                               =================   =================
  Shares outstanding                                                  55,398,754                  --
                                                               =================   =================
  Net asset value and offering price per share                 $            1.00   $              --
                                                               =================   =================
INSTITUTIONAL SHARES
  Net Assets                                                   $   3,998,224,753   $   2,967,075,222
                                                               =================   =================
  Shares outstanding                                               3,998,224,800       2,967,075,387
                                                               =================   =================
  Net asset value and offering price per share                 $            1.00   $            1.00
                                                               =================   =================
SERVICE SHARES
  Net Assets                                                   $     290,098,663   $     964,242,691
                                                               =================   =================
  Shares outstanding                                                 290,098,663         964,242,740
                                                               =================   =================
  Net asset value and offering price per share                 $            1.00   $            1.00
                                                               =================   =================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                INSTITUTIONAL                    PRIME
                                                            MONEY MARKET FUND   MONEY MARKET FUND/(a)/
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING
  MASTER PORTFOLIO
  Interest                                                  $      47,214,683        $      19,273,461
  Expenses                                                         (3,790,068)                (534,884)/(b)/
                                                            -----------------        -----------------
Net investment income allocated from corresponding Master
  Portfolio                                                        43,424,615               18,738,577
                                                            -----------------        -----------------
FUND EXPENSES (NOTE 2)
  Administration fees                                                 827,165                  496,304
  Distribution fees - Aon Captives Shares                              20,007                       --
                                                            -----------------        -----------------
Total fund expenses                                                   847,172                  496,304
  Less administration fees waived                                          --                 (342,479)
                                                            -----------------        -----------------
Net fund expenses                                                     847,172                  153,825
                                                            -----------------        -----------------
Net investment income                                              42,577,443               18,584,752
                                                            -----------------        -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  Net realized gain                                                   106,857                   27,068
                                                            -----------------        -----------------
Net gain on investments                                               106,857                   27,068
                                                            -----------------        -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      42,684,300        $      18,611,820
                                                            =================        =================

/(a)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.
/(b)/   NET OF ADVISORY FEE WAIVERS IN THE AMOUNT OF $1,176,360.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       INSTITUTIONAL                    PRIME
                                                                                   MONEY MARKET FUND        MONEY MARKET FUND
                                                               -------------------------------------   ----------------------
                                                                         FOR THE             FOR THE                  FOR THE
                                                                      YEAR ENDED          YEAR ENDED             PERIOD ENDED
                                                               DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003/(a)/
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                        $      42,577,443   $      35,407,262        $      18,584,752
  Net realized gain                                                      106,857               6,051                   27,068
                                                               -----------------   -----------------        -----------------
Net increase in net assets resulting from operations                  42,684,300          35,413,313               18,611,820
                                                               -----------------   -----------------        -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Aon Captives Shares                                                 (195,090)            (16,937)                      --
    Institutional Shares                                             (41,027,073)        (35,390,319)             (15,462,408)
    Service Shares                                                    (1,355,327)                 (6)              (3,122,344)
                                                               -----------------   -----------------        -----------------
                                                                     (42,577,490)        (35,407,262)             (18,584,752)
                                                               -----------------   -----------------        -----------------
  From net realized gain:
    Aon Captives Shares                                                     (606)                 --                       --
    Institutional Shares                                                (100,184)             (6,051)                 (20,232)
    Service Shares                                                        (6,067)                 --                   (7,050)
                                                               -----------------   -----------------        -----------------
                                                                        (106,857)             (6,051)                 (27,282)
                                                               -----------------   -----------------        -----------------
Total distributions to shareholders                                  (42,684,347)        (35,413,313)             (18,612,034)
                                                               -----------------   -----------------        -----------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Aon Captives Shares                                                 47,187,335           8,205,801                       --
  Institutional Shares                                               670,573,018       2,125,271,154            2,967,075,387
  Service Shares                                                     290,093,663               5,000              964,242,740
                                                               -----------------   -----------------        -----------------
Net increase in net assets resulting from capital share
  transactions                                                     1,007,854,016       2,133,481,955            3,931,318,127
                                                               -----------------   -----------------        -----------------
Increase in net assets                                             1,007,853,969       2,133,481,955            3,931,317,913

NET ASSETS:
Beginning of period                                                3,335,868,201       1,202,386,246                       --
                                                               -----------------   -----------------        -----------------
End of period                                                  $   4,343,722,170   $   3,335,868,201        $   3,931,317,913
                                                               =================   =================        =================
Undistributed net investment income included
  in net assets at end of period                               $              --   $              47        $            (214)
                                                               =================   =================        =================

/(a)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                              INSTITUTIONAL SHARES
                                       -------------------------------------------------------------------------------------------
                                          YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED        PERIOD ENDED
                                       DEC. 31, 2003       DEC. 31, 2002      DEC. 31, 2001      DEC. 31, 2000  DEC. 31, 1999/(1)/
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $      1.00        $      1.00        $      1.00        $       1.00    $       1.00
                                       -----------        -----------        -----------        ------------    ------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.01               0.02               0.04                0.06            0.02
  Net realized and unrealized gain on
   investments                                0.00/(4)/            --                 --                  --              --
                                       -----------        -----------        -----------        ------------    ------------
TOTAL FROM INVESTMENT OPERATIONS              0.01               0.02               0.04                0.06            0.02
                                       -----------        -----------        -----------        ------------    ------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.01)             (0.02)             (0.04)              (0.06)          (0.02)
  Net realized gain                          (0.00)/(4)/        (0.00)/(4)/        (0.00)/(4)/            --              --
                                       -----------        -----------        -----------        ------------    ------------
TOTAL DISTRIBUTIONS                          (0.01)             (0.02)             (0.04)              (0.06)          (0.02)
                                       -----------        -----------        -----------        ------------    ------------
NET ASSET VALUE, END OF PERIOD         $      1.00        $      1.00        $      1.00        $       1.00    $       1.00
                                       ===========        ===========        ===========        ============    ============
TOTAL RETURN                                  1.14%              1.83%              4.23%               6.55%           2.26%/(2)/
                                       ===========        ===========        ===========        ============    ============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)     $ 3,998,225        $ 3,327,652        $ 1,202,381        $     16,035    $          5
  Ratio of expenses to average net
   assets/(3)/                                0.12%              0.12%              0.12%               0.12%           0.07%
  Ratio of net investment income to
   average net assets/(3)/                    1.13%              1.77%              3.04%               6.60%           2.97%

/(1)/ PERIOD FROM AUGUST 4, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.
/(2)/   NOT ANNUALIZED.
/(3)/ ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE EXPENSES CHARGED TO THE MONEY MARKET MASTER PORTFOLIO.
/(4)/   ROUNDS TO LESS THAN $0.01.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (Continued)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                        INSTITUTIONAL SHARES
                                        --------------------
                                                PERIOD ENDED
                                          DEC. 31, 2003/(1)/
------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $               1.00
                                        --------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.01
  Net realized and unrealized loss on
   investments                                         (0.00)/(6)/
                                        --------------------
TOTAL FROM INVESTMENT OPERATIONS                        0.01
                                        --------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                (0.01)
  Net realized gain                                    (0.00)/(6)/
                                        --------------------
TOTAL DISTRIBUTIONS                                    (0.01)
                                        --------------------
NET ASSET VALUE, END OF PERIOD          $               1.00
                                        ====================
TOTAL RETURN                                            0.80%/(2)/
                                        ====================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)      $          2,967,075
  Ratio of expenses to average net
   assets/(5)/                                          0.03%/(3)/
  Ratio of net investment income to
   average net assets/(5)/                              1.10%/(4)/

/(1)/ PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2003.
/(2)/   NOT ANNUALIZED.
/(3)/   THE RATIO OF EXPENSES TO AVERAGE NET ASSETS PRIOR TO WAIVED FEES WAS
        0.12%.
/(4)/ THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS PRIOR TO WAIVED FEES WAS 1.01%.
/(5)/ ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR. THESE RATIOS INCLUDE EXPENSES CHARGED TO THE PRIME MONEY MARKET MASTER PORTFOLIO.
/(6)/   ROUNDS TO LESS THAN $0.01.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Barclays Global Investors Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2003, the Trust offered the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market, and S&P 500 Stock Funds, and the LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

     These financial statements relate only to the Institutional Shares of the Institutional Money Market Fund (the "IMMF") and Prime Money Market Fund (the "PMMF") (each, a "Fund", collectively the "Funds"). In addition, the IMMF offers Aon Captives Shares and Service Shares. The PMMF also offers Service Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Service Shares bear a higher administration fee than the other two classes, and the Aon Captives Shares bear distribution fees. The PMMF commenced operations on April 16, 2003.

     Under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT POLICY AND SECURITY VALUATION

     The IMMF and PMMF each invests all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (each, a "Master Portfolio", collectively the "Master Portfolios"), respectively. Each Master Portfolio is a separate series of Master Investment Portfolio ("MIP") and has the same investment objectives as its corresponding Fund. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (91.93% and 95.55% for the IMMF and PMMF, respectively, as of December 31, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

     Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     The tax character of distributions paid during 2003 for the IMMF and PMMF were as follows: ordinary income of $42,684,347 and $18,612,034, respectively. The tax character of distributions paid during 2002 for the IMMF were as follows: ordinary income of $35,413,313.

     FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Bank & Trust Company ("IBT") serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

     SEI Investments Distribution Company ("SEI") is the Funds' distributor. SEI does not receive a fee from the Funds for its distribution services. Prior to April 1, 2003, Stephens Inc. served as the distributor for the IMMF.

     The Trust has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services a fee of 0.02% of the average daily net assets of each Fund's Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the period ended December 31, 2003, BGI waived administration fees of $281,096 for the Institutional Shares of the PMMF. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the IMMF.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the master portfolios of MIP and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolios' investment advisor, may invest in the Institutional Shares of the Funds.

     Certain officers and trustees of the Trust are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.   CAPITAL SHARE TRANSACTIONS

     As of December 31, 2003, there were an unlimited number of no par value shares of beneficial interest authorized.

     Transactions in capital shares for the Funds were as follows:

                                                                     INSTITUTIONAL MONEY MARKET FUND
                                                -------------------------------------------------------------------------
                                                             YEAR ENDED                            YEAR ENDED
                                                          DECEMBER 31, 2003                     DECEMBER 31, 2002
                                                -----------------------------------   -----------------------------------
                                                          SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES
Shares sold                                       11,806,105,606   $ 11,806,105,606      6,548,320,026   $  6,548,320,026
Shares issued in reinvestments of dividends
 and distributions                                     6,767,065          6,767,065          8,211,371          8,211,371
Shares redeemed                                  (11,142,299,653)   (11,142,299,653)    (4,431,260,243)    (4,431,260,243)
                                                ----------------   ----------------   ----------------   ----------------
Net increase                                         670,573,018   $    670,573,018      2,125,271,154   $  2,125,271,154
                                                ================   ================   ================   ================

                                                       PRIME MONEY MARKET FUND
                                                -----------------------------------
                                                            PERIOD ENDED
                                                       DECEMBER 31, 2003 /(1)/
                                                -----------------------------------
                                                          SHARES             AMOUNT
                                                ----------------   ----------------
INSTITUTIONAL SHARES
Shares sold                                        7,133,654,415   $  7,133,654,415
Shares issued in reinvestments of dividends
 and distributions                                       992,597            992,597
Shares redeemed                                   (4,167,571,625)    (4,167,571,625)
                                                ----------------   ----------------
Net increase                                       2,967,075,387   $  2,967,075,387
                                                ================   ================

/(1)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund and Prime Money Market Fund, each a series of Barclays Global Investors Funds (collectively the "Funds"), at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights for the Institutional Share Class of the Institutional Money Market Fund for each of the three years in the period then ended and the financial highlights for the Institutional Share Class of the Prime Money Market Fund for the period from April 16, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights for the Institutional Share Class of the Institutional Money Market Fund for each of the periods ended from December 31, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

Pricewaterhouse Coopers LLP
San Francisco, California
February 9, 2004

BARCLAYS GLOBAL INVESTORS FUNDS
TRUSTEES INFORMATION (UNAUDITED)

     The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

     Barclays Global Investors Funds ("BGIF"), Master Investment Portfolio ("MIP"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranfuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

     Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds' Trustees may be found in the Funds' Statements of Additional Information, which are available without charge upon request by calling toll-free 1-877-244-1544.

                        INTERESTED TRUSTEES AND OFFICERS

                                                                                                      OTHER PUBLIC COMPANY AND
                              POSITION(S),                                                               INVESTMENT COMPANY
NAME, ADDRESS AND AGE       LENGTH OF SERVICE      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss, *42      Trustee since          Chief Executive Officer of the Intermediary       Director, iShares Inc. (since
                           November 16, 2001,     Investor and Exchange Traded Products Business    June 18, 2003); Trustee,
                           President and Chief    of Barclays Global Investors, N.A. ("BGI")        iShares Trust (since June 18,
                           Executive Officer                                                        2003)

Michael A. Latham, 38      Secretary, Treasurer   Chief Operating Officer of the Intermediary       None
                           and Chief Financial    Investor and Exchange Traded Products Business
                           Officer                of BGI (since 2003); Director of Mutual Fund
                                                  Delivery in the U.S. Individual Investor
                                                  Business of BGI (2000-2003); Head of Operations,
                                                  BGI Europe (1997-2000)

* LEE T. KRANEFUSS IS DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST BECAUSE HE SERVES AS CHIEF EXECUTIVE OFFICER OF THE INTERMEDIARY INVESTOR AND EXCHANGE TRADED PRODUCTS BUSINESS OF BGI, THE ADMINISTRATOR OF THE FUNDS AND THE PARENT COMPANY OF BGFA, THE INVESTMENT ADVISOR OF THE MASTER PORTFOLIOS.

                              INDEPENDENT TRUSTEES

                                                                                                     OTHER PUBLIC COMPANY AND
                              POSITION(S),                                                             INVESTMENT COMPANY
 NAME, ADDRESS AND AGE      LENGTH OF SERVICE    PRINCIPAL OCCUPATION DURING PAST FIVE YEARS             DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------------
Mary G.F. Bitterman, 59    Trustee since        Director, Osher Lifelong Learning Institutes,      Director, Pacific Century
                           November 16, 2001    The Bernard Osher Foundation; President and Chief  Financial Corporation/Bank
                                                Executive Officer of The James Irvine              of Hawaii
                                                Foundation (non-profit foundation); President
                                                and Chief Executive Officer of KQED, Inc.
                                                (public television and radio) from 1993-2002

Jack S. Euphrat, 81        Trustee since        Private Investor                                   None
                           October 20, 1993

W. Rodney Hughes, 77       Trustee since        Private Investor                                   None
                           October 20, 1993

Richard K. Lyons, 42       Trustee since        Professor, University of California, Berkeley:     Director, Matthews Asian
                           November 16, 2001    Haas School of Business; Member, Council of        Funds (oversees 6
                                                Foreign Relations                                  portfolios); Director,
                                                                                                   iShares Inc. (since
                                                                                                   2001); Trustee, iShares Trust
                                                                                                   (since 2001)

Leo Soong, 57              Trustee since        President of Trinity Products LLC (beverages);     Chairman of the California
                           February 9, 2000     Managing Director of CG Roxane LLC (water          Automobile Association
                                                company); Co-Founder of Crystal Geyser Water
                                                Co. (President through 1999)

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 15.12%
-------------------------------------------------------------------------------
ABN Amro Bank NV
  1.40%, 10/21/04                             $    25,000,000   $    24,997,987
Bank of America NA
  1.10%, 03/15/04                                 100,000,000       100,000,000
BNP Paribas (New York)
  1.10%, 01/20/04                                  50,000,000        50,000,000
  1.25%, 10/07/04                                  65,000,000        64,997,504
Canadian Imperial Bank of Commerce
  1.31%, 08/13/04                                  50,000,000        49,996,901
Citibank NA
  1.09%, 02/23/04                                 100,000,000       100,000,000
  1.10%, 01/22/04                                  25,000,000        25,000,000
Fortis Bank
  1.39%, 09/08/04                                  20,000,000        19,998,625
Societe Generale
  1.34%, 09/03/04                                  50,000,000        49,994,621
World Savings Bank FSB
  1.05%, 03/18/04                                  80,000,000        79,994,843
  1.06%, 02/12/04                                 100,000,000        99,996,771
  1.07%, 02/25/04                                  50,000,000        49,997,716
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $714,974,968)                                                714,974,968
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.80%
-------------------------------------------------------------------------------
Amstel Funding Corp.
  1.10%, 02/17/04                                  26,368,000        26,330,133
  1.11%, 02/17/04                                 100,000,000        99,855,083
  1.16%, 04/22/04                                  45,000,000        44,837,600
Banque Generale du Luxembourg
  1.10%, 02/04/04                                  13,750,000        13,735,715
Citigroup Global Markets Holdings Inc.
  1.07%, 01/06/04                                  30,000,000        29,995,542
Corporate Asset Funding Co. Inc.
  1.09%, 02/04/04                                  27,000,000        26,972,205
  1.10%, 01/08/04                                  50,000,000        49,989,306
  1.10%, 01/09/04                                  25,000,000        24,993,889
  1.10%, 01/20/04                                  50,000,000        49,970,972
  1.11%, 01/08/04                                  50,000,000        49,989,209
CRC Funding LLC
  1.09%, 01/06/04                                  50,000,000        49,992,431
  1.11%, 01/12/04                                  50,000,000        49,983,042
DEPFA Bank PLC
  1.11%, 02/11/04                                 100,000,000        99,874,153
Edison Asset Securitization Corp.
  1.10%, 01/15/04                                  50,000,000        49,978,611
  1.10%, 02/17/04                                  18,000,000        17,974,150
K2 USA LLC
  1.13%, 06/07/04                                  30,000,000        29,851,217
Kitty Hawk Funding Corp.
  1.10%, 01/20/04                                  33,000,000        32,980,841
Liberty Street Funding Corp.
  1.10%, 02/17/04                                  17,938,000        17,912,239
  1.11%, 01/29/04                                  17,887,000        17,871,558
  1.11%, 02/11/04                                  14,559,000        14,540,595
Moat Funding LLC
  1.09%, 01/08/04                                 100,000,000        99,978,806
  1.10%, 01/07/04                                  50,000,000        49,990,833
Morgan Stanley
  1.08%, 02/25/04                                 100,000,000        99,835,000
Nationwide Building Society
  1.10%, 02/06/04                                  22,000,000        21,975,800
  1.10%, 02/13/04                                  28,000,000        27,963,211
Ness LLC
  1.05%, 01/15/04                                  22,254,000        22,244,914
Prudential Funding Corp.
  1.10%, 01/15/04                                  50,000,000        49,978,611
Receivables Capital Co. LLC
  1.08%, 01/05/04                                  70,230,000        70,221,572
Special Purpose Accounts Receivable Corp.
  1.11%, 01/13/04                                  50,000,000        49,981,500
Ticonderoga Funding LLC
  1.10%, 01/05/04                                  25,000,000        24,996,945
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,314,795,683)                                            1,314,795,683
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 8.50%
-------------------------------------------------------------------------------
Associates Corp. NA
  6.20%, 01/26/04                                   7,000,000         7,023,094
Beta Finance Inc.
  1.40%, 09/13/04/(1)/                             40,000,000        40,000,000
  1.41%, 11/03/04/(1)/                             65,000,000        65,000,000
Citigroup Inc.
  5.70%, 02/06/04                                  30,000,000        30,126,780
Daimler Chrysler Auto Trust
  1.10%, 08/09/04/(1)/                             22,847,233        22,847,233
General Electric Capital Corp.
  5.38%, 04/23/04                                  19,250,000        19,506,971
Hyundai Auto Receivables Trust
  1.11%, 11/15/04                                  33,383,576        33,383,576
K2 USA LLC
  1.21%, 08/09/04/(1)/                             24,000,000        23,972,279
Links Finance LLC
  1.44%, 11/01/04                                  45,000,000        45,000,000
Merrill Lynch & Co. Inc.
  5.35%, 06/15/04                                  17,914,000        18,259,050
Morgan Stanley
  5.63%, 01/20/04                                   9,900,000         9,921,400
Nissan Auto Receivables Owner Trust
  1.15%, 11/15/04                                  45,070,546        45,070,545
Sigma Finance Inc.
  1.24%, 08/06/04/(1)/                             10,000,000         9,999,403
WFS Financial Owner Trust
  1.13%, 08/20/04                                  32,019,814        32,019,814
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $402,130,145)                                                402,130,145
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

TIME DEPOSITS - 4.76%
-------------------------------------------------------------------------------
ABN Amro Bank NV
  1.14%, 07/06/04                             $    25,000,000   $    25,000,000
ING Bank NV
  0.99%, 01/02/04                                 200,000,000       200,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $225,000,000)                                                225,000,000
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 39.11%
-------------------------------------------------------------------------------
American Express Centurion Bank
  1.11%, 10/20/04                                  50,000,000        50,000,000
  1.15%, 03/12/04                                  50,000,000        50,000,000
Associates Corp. NA
  1.27%, 06/15/04                                  15,000,000        14,996,791
Beta Finance Inc.
  1.09%, 01/23/04/(1)/                             20,000,000        20,000,000
  1.13%, 11/08/04/(1)/                             30,000,000        29,995,500
Chase Manhattan Bank USA
  1.10%, 06/30/04                                  20,000,000        20,000,000
Citigroup Global Markets Holdings Inc.
  1.29%, 06/17/04                                   8,000,000         8,006,487
Dorada Finance Inc.
  1.06%, 05/14/04/(1)/                             30,000,000        29,999,451
  1.09%, 01/27/04/(1)/                             25,000,000        25,000,000
  1.09%, 06/30/04/(1)/                             25,000,000        24,992,500
  1.12%, 03/15/04/(1)/                             20,000,000        19,999,592
  1.24%, 08/09/04/(1)/                             35,000,000        34,994,750
First USA Bank
  1.35%, 07/21/04                                  54,600,000        54,665,310
GE Commercial Equipment Financing LLC
  1.11%, 09/20/04                                  43,386,246        43,386,247
General Electric Capital Corp.
  1.14%, 01/28/04                                  40,000,000        40,001,282
  1.24%, 03/25/04/(1)/                             43,500,000        43,511,449
  1.27%, 04/22/04                                  38,000,000        38,015,796
Goldman Sachs Group Inc.
  1.32%, 01/22/04                                  45,000,000        45,004,825
  1.82%, 02/11/04                                  20,000,000        20,014,477
Granite Mortgages PLC
  1.14%, 01/20/04                                  21,875,000        21,874,884
HBOS Treasury Services PLC
  1.16%, 01/24/05/(1)/                             50,000,000        50,000,000
Holmes Financing PLC
  1.12%, 04/15/04                                  50,000,000        50,000,000
JP Morgan Securities Inc.
  1.20%, 06/15/04/(1)/                            100,000,000       100,000,000
K2 USA LLC
  1.08%, 03/15/04/(1)/                             15,000,000        15,000,000
  1.10%, 02/06/04/(1)/                             20,000,000        20,000,000
  1.10%, 09/30/04/(1)/                             30,000,000        29,996,599
  1.13%, 11/08/04/(1)/                             25,000,000        24,996,786
  1.41%, 11/01/04/(1)/                             35,000,000        34,998,534
Links Finance LLC
  1.06%, 05/24/04/(1)/                             20,000,000        19,998,000
  1.07%, 03/18/04/(1)/                             40,000,000        40,000,000
  1.10%, 07/20/04/(1)/                             40,000,000        39,995,595
  1.11%, 06/21/04/(1)/                             25,000,000        24,998,828
  1.14%, 03/08/04/(1)/                             25,000,000        25,000,000
Merrill Lynch & Co. Inc.
  1.33%, 01/14/04                                  17,000,000        17,001,302
Metropolitan Life Insurance Co. Funding
 Agreement
  1.24%, 07/16/04/(1)/                             25,000,000        25,000,000
  1.27%, 07/23/04/(1)/                             50,000,000        50,000,000
Nationwide Building Society
  1.17%, 12/28/04/(1)/                             50,000,000        50,000,000
  1.18%, 08/06/04                                  25,000,000        25,005,620
  1.19%, 08/13/04                                  25,000,000        25,006,245
Permanent Financing PLC
  1.13%, 03/10/04                                  78,000,000        78,000,000
  1.13%, 12/10/04                                  60,000,000        60,000,000
Residential Mortgage Securities
  1.21%, 06/09/04/(1)/                             47,314,153        47,314,152
Sigma Finance Inc.
  1.10%, 07/20/04/(1)/                             65,000,000        64,991,867
  1.12%, 11/15/04/(1)/                             50,000,000        49,995,618
  1.13%, 09/07/04/(1)/                             50,000,000        49,993,132
Societe Generale
  1.08%, 09/24/04                                  50,000,000        49,988,250
Strips III LLC
  1.17%, 07/30/04/(1)/                             27,985,413        27,985,413
Travelers Insurance Co. Funding Agreement
  1.25%, 02/05/04/(1)/                             50,000,000        50,000,000
  1.27%, 08/19/04/(1)/                             25,000,000        25,000,000
Winston Funding Ltd.
  1.21%, 04/23/04/(1)/                             45,000,000        45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,849,725,282)                                            1,849,725,282
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.13%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
 Repurchase Agreement, dated 12/31/03, due
 01/02/04, with a maturity value of
 $17,475,951 and an effective yield of
 0.98%./(2)/                                  $    17,475,000   $    17,475,000
Goldman Sachs Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,417 and
 an effective yield of 1.02%./(2)/                 25,000,000        25,000,000
Lehman Brothers Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $75,003,750 and
 an effective yield of 0.90%./(2)/                 75,000,000        75,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $100,005,444 and
 an effective yield of 0.98%./(2)/                100,000,000       100,000,000
Merrill Lynch Tri-Party Repurchase
 Agreement, dated 12/31/03, due 01/02/04,
 with a maturity value of $25,001,389 and
 an effective yield of 1.00%./(2)/                 25,000,000        25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $242,475,000)                                                242,475,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 100.42%
(Cost $4,749,101,078)                                             4,749,101,078
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.42)%                            (20,091,885)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 4,729,009,193
===============================================================================

/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/   SEE NOTE 1 FOR COLLATERAL INFORMATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 13.96%
-------------------------------------------------------------------------------
BNP Paribas (New York)
  1.25%, 10/07/04                             $    35,000,000   $    34,998,656
Citibank NA
  1.08%, 03/29/04                                  50,000,000        50,000,000
Credit Suisse First Boston
  1.09%, 03/23/04                                  50,000,000        50,000,000
Danske Bank A/S
  1.47%, 11/10/04                                  25,000,000        24,997,496
Svenska Handelsbanken
  1.08%, 01/07/04                                  45,000,000        45,000,000
Toronto-Dominion Bank
  1.08%, 01/07/04                                 100,000,000       100,000,000
Washington Mutual Inc.
  1.11%, 01/22/04                                  50,000,000        50,000,000
  1.14%, 01/22/04                                  50,000,000        50,000,000
World Savings Bank FSB
  1.05%, 01/02/04                                  25,000,000        24,999,986
  1.05%, 03/18/04                                  20,000,000        19,998,711
  1.06%, 01/05/04                                  75,000,000        74,999,834
  1.06%, 02/12/04                                  50,000,000        49,998,253
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,992,936)                                                574,992,936
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 33.44%
-------------------------------------------------------------------------------
Alpine Securitization Corp.
  1.08%, 02/25/04                                  50,000,000        49,917,500
Banque Generale du Luxembourg
  1.10%, 02/04/04                                  25,000,000        24,974,028
Citigroup Global Markets Holdings Inc.
  1.07%, 01/06/04                                  30,000,000        29,995,542
  1.08%, 01/06/04                                  65,000,000        64,990,250
Corporate Asset Funding Co. Inc.
  1.10%, 01/09/04                                  25,000,000        24,993,889
  1.10%, 01/20/04                                  50,000,000        49,970,972
CRC Funding LLC
  1.10%, 01/16/04                                  42,000,000        41,980,750
DEPFA Bank PLC
  1.08%, 01/23/04                                  50,000,000        49,967,000
Edison Asset Securitization Corp.
  1.08%, 01/08/04                                  50,000,000        49,989,500
Eureka Securitization Inc.
  1.09%, 02/20/04                                  28,000,000        27,957,611
Falcon Asset Securitization Corp.
  1.08%, 02/02/04                                  59,000,000        58,943,360
GE Capital Services Inc.
  1.08%, 03/22/04                                  50,000,000        49,878,500
General Electric Capital Corp.
  1.10%, 02/04/04                                  50,000,000        49,948,056
ING (US) Funding LLC
  1.07%, 01/13/04                                 100,000,000        99,964,333
Jupiter Securitization Corp.
  1.07%, 03/31/04                                  14,555,000        14,517,796
  1.09%, 01/08/04                                  27,264,000        27,258,221
  1.09%, 01/09/04                                  60,778,000        60,763,278
Liberty Street Funding Corp.
  1.10%, 03/23/04                                  25,000,000        24,937,361
Moat Funding LLC
  1.10%, 01/06/04                                  25,000,000        24,996,181
Morgan Stanley
  1.08%, 02/25/04                                 100,000,000        99,835,000
Nationwide Building Society
  1.10%, 02/06/04                                  20,000,000        19,978,000
New Center Asset Trust
  1.10%, 01/14/04                                  25,000,000        24,990,070
Park Avenue Receivables Corp.
  1.08%, 01/05/04                                 100,000,000        99,988,000
Scaldis Capital LLC
  1.10%, 01/15/04                                  83,162,000        83,126,425
Societe Generale
  1.07%, 03/29/04                                  50,000,000        49,869,222
Special Purpose Accounts Receivable Corp.
  1.11%, 01/16/04                                  21,000,000        20,990,287
  1.11%, 01/21/04                                  35,000,000        34,978,417
Ticonderoga Funding LLC
  1.08%, 02/13/04                                  46,065,000        46,005,576
Variable Funding Capital Corp.
  1.10%, 01/12/04                                  55,873,000        55,854,220
Windmill Funding Corp.
  1.10%, 01/05/04                                  15,200,000        15,198,142
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,376,757,487)                                            1,376,757,487
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 3.77%
-------------------------------------------------------------------------------
Beta Finance Inc.
  1.26%, 10/12/04/(1)/                             50,000,000        49,994,941
  1.33%, 04/26/04/(1)/                             10,000,000        10,000,000
  1.40%, 09/13/04/(1)/                             15,000,000        15,000,000
General Electric Capital Corp.
  8.09%, 04/01/04                                   4,500,000         4,578,413
K2 USA LLC
  1.21%, 08/09/04/(1)/                             10,000,000         9,988,444
  1.34%, 08/16/04/(1)/                             25,000,000        24,996,229
Links Finance LLC
  1.32%, 05/04/04/(1)/                             10,000,000        10,000,000
Sigma Finance Inc.
  1.24%, 08/06/04/(1)/                             10,000,000         9,999,403
Wells Fargo & Company
  6.63%, 07/15/04                                  20,000,000        20,601,042
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $155,158,472)                                                155,158,472
-------------------------------------------------------------------------------

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

TIME DEPOSITS - 7.09%
-------------------------------------------------------------------------------
ABN Amro Bank NV
  1.14%, 07/06/04                             $    50,000,000   $    50,000,000
DEPFA Bank PLC
  1.11%, 01/27/04                                  40,000,000        40,000,000
Key Bank NA
  0.88%, 01/02/04                                 101,750,000       101,750,000
Svenska Handelsbanken AB
  1.10%, 01/15/04                                  50,000,000        50,000,000
Toronto-Dominion Bank
  1.08%, 03/05/04                                  50,000,000        50,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $291,750,000)                                                291,750,000
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 2.42%
-------------------------------------------------------------------------------
Federal National Mortgage Association
  1.05%, 03/24/04                                  50,000,000        49,874,583
  1.11%, 06/30/04                                  50,000,000        49,718,153
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $99,592,736)                                                  99,592,736
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 27.85%
-------------------------------------------------------------------------------
American Express Centurion Bank
  1.11%, 10/20/04                                  50,000,000        50,000,000
  1.13%, 07/14/04                                  25,000,000        25,000,000
Bank of America Corp.
  1.26%, 07/02/04                                  25,000,000        25,015,849
Beta Finance Inc.
  1.10%, 04/26/04/(1)/                              8,000,000         8,000,000
  1.11%, 05/20/04/(1)/                             10,000,000         9,999,427
  1.13%, 10/12/04/(1)/                             50,000,000        49,995,000
Chase Manhattan Bank USA
  1.10%, 06/30/04                                  20,000,000        20,000,000
Citigroup Global Markets Holdings Inc.
  1.27%, 02/20/04                                  14,000,000        14,003,058
  1.34%, 09/20/04                                  12,000,000        12,018,721
Danske Bank A/S
  1.17%, 05/07/04                                  25,000,000        25,001,976
Dorada Finance Inc.
  1.06%, 05/14/04/(1)/                             20,000,000        19,999,633
  1.09%, 06/30/04/(1)/                             25,000,000        24,992,500
  1.11%, 05/20/04/(1)/                             25,000,000        24,998,566
  1.24%, 08/09/04/(1)/                             15,000,000        14,997,750
  1.43%, 10/27/04/(1)/                             20,000,000        20,000,000
First USA Bank
  1.35%, 07/21/04                                  20,000,000        20,022,934
General Electric Capital Corp.
  1.14%, 01/28/04                                  15,000,000        15,000,432
  1.27%, 04/22/04                                  24,000,000        24,010,396
  1.27%, 05/07/04                                  12,000,000        12,005,543
  1.29%, 05/10/04                                  15,000,000        15,008,129
Goldman Sachs Group Inc.
  1.19%, 06/22/04                                  25,000,000        25,000,000
  1.20%, 01/12/04                                  25,000,000        25,000,000
  1.42%, 05/28/04                                  19,380,000        19,403,354
  1.47%, 05/10/04                                   5,000,000         5,005,915
K2 USA LLC
  1.12%, 08/16/04/(1)/                             25,000,000        24,996,250
  1.13%, 05/17/04/(1)/                             25,000,000        24,998,750
  1.13%, 11/08/04/(1)/                             25,000,000        24,996,786
  1.41%, 11/01/04/(1)/                             25,000,000        24,998,952
Links Finance LLC
  1.06%, 05/24/04/(1)/                             15,000,000        14,998,500
  1.10%, 07/20/04/(1)/                             40,000,000        39,995,595
  1.14%, 05/04/04/(1)/                             20,000,000        19,999,000
  1.16%, 12/15/04/(1)/                             50,000,000        50,014,458
Merrill Lynch & Co. Inc.
  1.33%, 01/14/04                                  28,500,000        28,502,248
  1.35%, 07/15/04                                  10,000,000        10,012,906
  1.40%, 06/28/04                                  18,890,000        18,916,020
  1.42%, 06/11/04                                   5,000,000         5,006,771
Nationwide Building Society
  1.17%, 12/28/04/(1)/                             50,000,000        50,000,000
Permanent Financing PLC
  1.13%, 12/10/04                                  50,000,000        50,000,000
Sigma Finance Inc.
  1.09%, 10/07/04/(1)/                             50,000,000        49,990,000
  1.10%, 07/20/04/(1)/                             35,000,000        34,996,146
  1.12%, 11/15/04/(1)/                             50,000,000        49,995,618
Societe Generale
  1.08%, 09/24/04                                  50,000,000        49,988,250
Special Purpose Accounts Receivable Corp.
  1.14%, 02/12/04                                  50,000,000        50,000,000
Wells Fargo Bank NA
  1.04%, 05/10/04                                  20,000,000        20,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,146,885,433)                                            1,146,885,433
-------------------------------------------------------------------------------

PRIME MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2003

SECURITY                                          FACE AMOUNT             VALUE
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 12.96%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
  Repurchase Agreement, dated 12/31/03,
  due 01/02/04, with a maturity value
  of $158,674,638 and an effective yield
  of 0.98%./(2)/                              $   158,666,000   $   158,666,000
Goldman Sachs Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $25,001,417 and
  an effective yield of 1.02%./(2)/                25,000,000        25,000,000
Lehman Brothers Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $175,008,750 and
  an effective yield of 0.90%./(2)/               175,000,000       175,000,000
Merrill Lynch Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $150,007,917 and
  an effective yield of 0.95%./(2)/               150,000,000       150,000,000
Merrill Lynch Tri-Party
  Repurchase Agreement, dated
  12/31/03, due 01/02/04, with a
  maturity value of $25,001,389 and
  an effective yield of 1.00%./(2)/                25,000,000        25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $533,666,000)                                                533,666,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 101.49%
(Cost $4,178,803,064)                                             4,178,803,064
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.49)%                            (61,172,139)
-------------------------------------------------------------------------------

NET ASSETS - 100.00%                                            $ 4,117,630,925
===============================================================================

/(1)/ SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
/(2)/   SEE NOTE 1 FOR COLLATERAL INFORMATION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    MONEY MARKET  PRIME MONEY MARKET
                                                                MASTER PORTFOLIO    MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at amortized cost which
 approximates value (Note 1)                                   $   4,506,626,078   $   3,645,137,064
Repurchase agreements, at value and cost (Note 1)                    242,475,000         533,666,000
                                                               -----------------   -----------------
Total investments in securities                                    4,749,101,078       4,178,803,064
Cash                                                                         713                 941
Receivables:
  Dividends and interest                                               5,673,196           3,621,701
                                                               -----------------   -----------------
Total Assets                                                       4,754,774,987       4,182,425,706
                                                               -----------------   -----------------
LIABILITIES
Payables:
  Investment securities purchased                                     25,000,000          64,517,796
  Advisory fees (Note 2)                                                 765,794             276,985
                                                               -----------------   -----------------
Total Liabilities                                                     25,765,794          64,794,781
                                                               -----------------   -----------------
NET ASSETS                                                     $   4,729,009,193   $   4,117,630,925
                                                               =================   =================

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  MONEY MARKET        PRIME MONEY MARKET
                                                              MASTER PORTFOLIO     MASTER PORTFOLIO/(a)/
--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Interest                                                   $      52,983,614       $      19,729,661
                                                             -----------------       -----------------
Total investment income                                             52,983,614              19,729,661
                                                             -----------------       -----------------
EXPENSES (NOTE 2)
  Advisory fees                                                      4,247,387               1,752,356
                                                             -----------------       -----------------
Total expenses                                                       4,247,387               1,752,356
  Less advisory fees waived                                                 --              (1,199,673)
                                                             -----------------       -----------------
Net expenses                                                         4,247,387                 552,683
                                                             -----------------       -----------------
Net investment income                                               48,736,227              19,176,978
                                                             -----------------       -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sale of investments                             120,352                  28,455
                                                             -----------------       -----------------
Net gain on investments                                                120,352                  28,455
                                                             -----------------       -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      48,856,579       $      19,205,433
                                                             =================       =================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        MONEY MARKET       PRIME MONEY MARKET
                                                                                    MASTER PORTFOLIO         MASTER PORTFOLIO
                                                               -------------------------------------   ----------------------
                                                                         FOR THE             FOR THE                  FOR THE
                                                                      YEAR ENDED          YEAR ENDED             PERIOD ENDED
                                                               DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003/(a)/
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                        $      48,736,227   $      45,475,626        $      19,176,978
  Net realized gain                                                      120,352               8,083                 28,455
                                                               -----------------   -----------------        -----------------
Net increase in net assets resulting from operations                  48,856,579          45,483,709               19,205,433
                                                               -----------------   -----------------        -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                                   13,745,249,528      11,212,874,658           10,692,540,114
  Withdrawals                                                    (12,953,858,697)     (9,134,078,695)          (6,594,114,622)
                                                               -----------------   -----------------        -----------------
Net increase in net assets resulting from interestholder
  transactions                                                       791,390,831       2,078,795,963            4,098,425,492
                                                               -----------------   -----------------        -----------------
Increase in net assets                                               840,247,410       2,124,279,672            4,117,630,925

NET ASSETS:
Beginning of period                                                3,888,761,783       1,764,482,111                       --
                                                               -----------------   -----------------        -----------------
End of period                                                  $   4,729,009,193   $   3,888,761,783        $   4,117,630,925
                                                               =================   =================        =================

/(a)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios"). The Prime Money Market Master Portfolio commenced operations on April 16, 2003.

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     REPURCHASE AGREEMENTS

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolios at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

                                                                                                  AGGREGATE
     MASTER PORTFOLIO                  REPURCHASE AGREEMENT              INTEREST RATE(S)      MATURITY DATE(S)      MARKET VALUE
     ----------------------------------------------------------------------------------------------------------------------------
     Money Market Master Portfolio     Goldman Sachs Tri-Party            5.00% - 7.00%        11/1/16 - 7/1/33    $   17,823,670
                                       Goldman Sachs Tri-Party             5.00 - 7.00         11/1/16 - 7/1/33        25,500,831
                                       Lehman Brothers Tri-Party           3.60 - 5.75         1/1/23 - 1/1/34         76,499,092
                                       Merrill Lynch Tri-Party             3.16 - 5.74         8/1/22 - 2/1/35        101,993,875
                                       Merrill Lynch Tri-Party             3.21 - 7.38         7/1/23 - 7/1/34         25,500,663
     Prime Money Market
     Master Portfolio                  Goldman Sachs Tri-Party             5.00 - 5.50        11/1/33 - 12/1/33       161,839,320
                                       Goldman Sachs Tri-Party             5.00 - 5.50        11/1/33 - 12/1/33        25,500,000
                                       Lehman Brothers Tri-Party           2.47 - 4.99         8/1/01 - 1/1/34        178,504,622
                                       Merrill Lynch Tri-Party             3.17 - 4.70         9/1/22 - 5/1/35        152,991,097
                                       Merrill Lynch Tri-Party                 3.22                 5/1/29             25,501,494

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the period ended December 31, 2003, BGFA waived $1,199,673 in advisory fees for the Prime Money Market Master Portfolio.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Money Market Master Portfolio.

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Money Market Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2003, the Master Portfolios' cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolios were as follows:

                                      YEAR ENDED           YEAR ENDED    YEAR ENDED    YEAR ENDED  PERIOD ENDED    PERIOD ENDED
                                    DECEMBER 31,         DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    FEBRUARY 28,
                                            2003                 2002          2001          2000     1999/(1)/       1999/(2)/
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net
   assets/(6)/                          0.10%                    0.10%         0.10%         0.10%         0.10%          0.10%
  Ratio of net investment income to
   average net assets/(6)/              1.15%                    1.80%         3.66%         6.43%         5.23%          5.17%
  Total return                          1.16%                    1.84%         4.23%         6.52%         4.44%/(3)/     2.61%/(3)/
PRIME MONEY MARKET MASTER PORTFOLIO
  Ratio of expenses to average net
   assets/(6)/                          0.03%/(4)//(5)/           N/A           N/A           N/A           N/A            N/A
  Ratio of net investment income to
   average net assets/(6)/              1.12%/(4)//(5)/           N/A           N/A           N/A           N/A            N/A
  Total return                          0.80%/(3)//(4)/           N/A           N/A           N/A           N/A            N/A

/(1)/ FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.
/(2)/ FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.
/(3)/   NOT ANNUALIZED.
/(4)/ FOR THE PERIOD FROM APRIL 16, 2003 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2003.
/(5)/ RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS PRIOR TO WAIVED FEES WERE 0.10% AND 1.05%, RESPECTIVELY.
/(6)/   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio and Prime Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights of the Money Market Master Portfolio for each of the three years in the period then ended and the financial highlights of the Prime Money Market Master Portfolio for the period from April 16, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Money Market Master Portfolio for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

                                                               ANNUAL REPORT
                                                               DECEMBER 31, 2003

                             [GRAPHIC APPEARS HERE]

     INSTITUTIONAL MONEY MARKET FUND
     PRIME MONEY MARKET FUND

     AON CAPTIVES SHARES
     SERVICE SHARES

                                                 BARCLAYS GLOBAL INVESTORS funds

Table of Contents

To Our Shareholders .....................................................    1

Barclays Global Investors Funds
  Financial Statements ..................................................    2
  Financial Highlights ..................................................    4
  Notes to the Financial Statements .....................................    6
  Report of Independent Auditors ........................................    9
  Trustees Information (Unaudited) ......................................   10

Master Investment Portfolio
  Schedules of Investments ..............................................   11
    Money Market Master Portfolio .......................................   11
    Prime Money Market Master Portfolio .................................   14
  Financial Statements ..................................................   17
  Notes to the Financial Statements .....................................   18
  Report of Independent Auditors ........................................   21
  Trustees Information (Unaudited) ......................................   22

To Our Shareholders:

     As the year opened, investors were faced with weak economic signals and the prospect of a war in Iraq. In response to this economic environment, the Federal Reserve Board (the "Fed") lowered the Fed target rate by 0.25% to 1.00% in late June. However, this was to be the last move by the Fed for the year. During the following months, an initially sluggish economy began to gather momentum, and data increasingly revealed signs of economic recovery.

     As we look back on the market climate of the past several years, we encourage investors to maintain a long-term perspective when making investment decisions. While one Fund may outperform another, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, investors should maintain their investment strategy as long as it remains appropriate for their investment objectives. One trait many successful investors share is the ability to stay focused on their financial goals, despite market swings.

     On behalf of the Barclays Global Investors Funds, we thank you for your investment. We appreciate your confidence and look forward to continuing to help you meet your investment needs in the years ahead.


/s/ Lee T. Kranefuss

Lee T. Kranefuss
President and Chief Executive Officer
Barclays Global Investors Funds

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                                              Institutional                     Prime
                                                                          Money Market Fund         Money Market Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at value (Note 1)                       $4,347,525,456            $3,934,599,125
                                                                             --------------            --------------
Total Assets                                                                  4,347,525,456             3,934,599,125
                                                                             --------------            --------------
LIABILITIES
Payables:
  Distribution to shareholders                                                    3,630,710                 3,202,282
  Administration fees (Note 2)                                                      172,576                    78,930
                                                                             --------------            --------------
Total Liabilities                                                                 3,803,286                 3,281,212
                                                                             --------------            --------------
NET ASSETS                                                                   $4,343,722,170            $3,931,317,913
                                                                             ==============            ==============
Net assets consist of:
  Paid-in capital                                                            $4,343,722,170            $3,931,318,127
  Distributions in excess of net investment income                                       --                      (214)
                                                                             --------------            --------------
NET ASSETS                                                                   $4,343,722,170            $3,931,317,913
                                                                             ==============            ==============
Aon Captives Shares
  Net Assets                                                                 $   55,398,754            $           --
                                                                             ==============            ==============
  Shares outstanding                                                             55,398,754                        --
                                                                             ==============            ==============
  Net asset value and offering price per share                               $         1.00            $           --
                                                                             ==============            ==============
Institutional Shares
  Net Assets                                                                 $3,998,224,753            $2,967,075,222
                                                                             ==============            ==============
  Shares outstanding                                                          3,998,224,800             2,967,075,387
                                                                             ==============            ==============
  Net asset value and offering price per share                               $         1.00            $         1.00
                                                                             ==============            ==============
Service Shares
  Net Assets                                                                 $  290,098,663            $  964,242,691
                                                                             ==============            ==============
  Shares outstanding                                                            290,098,663               964,242,740
                                                                             ==============            ==============
  Net asset value and offering price per share                               $         1.00            $         1.00
                                                                             ==============            ==============
---------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                                              Institutional                    Prime
                                                                          Money Market Fund   Money Market Fund/(a)/
---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING
  MASTER PORTFOLIO
  Interest                                                                      $47,214,683              $19,273,461
  Expenses                                                                       (3,790,068)                (534,884)/(b)/
                                                                                -----------              -----------
Net investment income allocated from corresponding Master Portfolio              43,424,615               18,738,577
                                                                                -----------              -----------
FUND EXPENSES (Note 2)
  Administration fees                                                               827,165                  496,304
  Distribution fees - Aon Captives Shares                                            20,007                       --
                                                                                -----------              -----------
Total fund expenses                                                                 847,172                  496,304
  Less administration fees waived                                                        --                 (342,479)
                                                                                -----------              -----------
Net fund expenses                                                                   847,172                  153,825
                                                                                -----------              -----------
Net investment income                                                            42,577,443               18,584,752
                                                                                -----------              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  Net realized gain                                                                 106,857                   27,068
                                                                                -----------              -----------
Net gain on investments                                                             106,857                   27,068
                                                                                -----------              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $42,684,300              $18,611,820
                                                                                ===========              ===========
---------------------------------------------------------------------------------------------------------------------

/(a)/ For the period from April 16, 2003 (commencement of operations) through December 31, 2003.
/(b)/  Net of advisory fee waivers in the amount of $1,176,360.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Institutional                    Prime
                                                                              Money Market Fund        Money Market Fund
                                                          -------------------------------------    ---------------------
                                                                    For The             For The                  For The
                                                                 Year Ended          Year Ended             Period Ended
                                                          December 31, 2003   December 31, 2002   December 31, 2003/(a)/
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                      $   42,577,443      $   35,407,262           $   18,584,752
  Net realized gain                                                 106,857               6,051                   27,068
                                                             --------------      --------------           --------------
Net increase in net assets resulting from operations             42,684,300          35,413,313               18,611,820
                                                             --------------      --------------           --------------
Distributions to shareholders:
  From net investment income:
    Aon Captives Shares                                            (195,090)            (16,937)                      --
    Institutional Shares                                        (41,027,073)        (35,390,319)             (15,462,408)
    Service Shares                                               (1,355,327)                 (6)              (3,122,344)
                                                             --------------      --------------           --------------
                                                                (42,577,490)        (35,407,262)             (18,584,752)
                                                             --------------      --------------           --------------
  From net realized gain:
    Aon Captives Shares                                                (606)                 --                       --
    Institutional Shares                                           (100,184)             (6,051)                 (20,232)
    Service Shares                                                   (6,067)                 --                   (7,050)
                                                             --------------      --------------           --------------
                                                                   (106,857)             (6,051)                 (27,282)
                                                             --------------      --------------           --------------
Total distributions to shareholders                             (42,684,347)        (35,413,313)             (18,612,034)
                                                             --------------      --------------           --------------
Capital share transactions (Note 3):
  Aon Captives Shares                                            47,187,335           8,205,801                       --
  Institutional Shares                                          670,573,018       2,125,271,154            2,967,075,387
  Service Shares                                                290,093,663               5,000              964,242,740
                                                             --------------      --------------           --------------
Net increase in net assets resulting from
  capital share transactions                                  1,007,854,016       2,133,481,955            3,931,318,127
                                                             --------------      --------------           --------------
Increase in net assets                                        1,007,853,969       2,133,481,955            3,931,317,913

NET ASSETS:
Beginning of period                                           3,335,868,201       1,202,386,246                       --
                                                             --------------      --------------           --------------
End of period                                                $4,343,722,170      $3,335,868,201           $3,931,317,913
                                                             ==============      ==============           ==============
Undistributed net investment income included
  in net assets at end of period                             $           --      $           47           $         (214)
                                                             ==============      ==============           ==============
------------------------------------------------------------------------------------------------------------------------

/(a)/ For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                                                                                Aon Captives Shares
                                               ------------------------------------------------------------------------------------
                                                  Year Ended         Year Ended     Year Ended      Year Ended       Period Ended
                                               Dec. 31, 2003      Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2000   Dec. 31, 1999/(1)/
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  1.00             $ 1.00         $ 1.00          $ 1.00          $ 1.00
                                                     -------             ------         ------          ------          ------
Income from investment operations:
  Net investment income                                 0.01               0.02           0.04            0.06            0.02
  Net realized and unrealized gain on
    investments                                         0.00/(4)/            --             --              --              --
                                                     -------             ------         ------          ------          ------
Total from investment operations                        0.01               0.02           0.04            0.06            0.02
                                                     -------             ------         ------          ------          ------
Less distributions from:
  Net investment income                                (0.01)             (0.02)         (0.04)          (0.06)          (0.02)
  Net realized gain                                    (0.00)/(4)/           --             --              --              --
                                                     -------             ------         ------          ------          ------
Total distributions                                    (0.01)             (0.02)         (0.04)          (0.06)          (0.02)
                                                     -------             ------         ------          ------          ------
Net asset value, end of period                       $  1.00             $ 1.00         $ 1.00          $ 1.00          $ 1.00
                                                     =======             ======         ======          ======          ======
Total return                                            1.04%              1.70%          4.12%           6.46%           2.22%/(2)/
                                                     =======             ======         ======          ======          ======
Ratios/Supplemental data:
  Net assets, end of period (000s)                   $55,399             $8,211         $    6          $    5          $    5
  Ratio of expenses to average net assets/(3)/          0.22%              0.22%          0.24%           0.22%           0.09%
  Ratio of net investment income to average
    net assets/(3)/                                     0.97%              1.42%          4.06%           6.22%           2.95%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Service Shares
                                                                                         ------------------------------------------
                                                                                            Year Ended             Period Ended
                                                                                         Dec. 31, 2003        Dec. 31, 2002 (5)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $        1.00        $        1.00
                                                                                            -------------        -------------
Income from investment operations:
  Net investment income                                                                              0.01                 0.00/(4)/
  Net realized and unrealized gain on investments                                                    0.00/(4)/            --
                                                                                            -------------        -------------
Total from investment operations                                                                     0.01                 0.00/(4)/
                                                                                            -------------        -------------
Less distributions from:
  Net investment income                                                                             (0.01)               (0.00)/(4)/
  Net realized gain                                                                                 (0.00)/(4)/           --
                                                                                            -------------        -------------
Total distributions                                                                                 (0.01)               (0.00)/(4)/
                                                                                            -------------        -------------
Net asset value, end of period                                                              $        1.00        $        1.00
                                                                                            =============        =============
Total return                                                                                         1.10%                0.11%/(2)/
                                                                                            =============        =============
Ratios/Supplemental data:
  Net assets, end of period (000s)                                                          $     290,099        $           5
  Ratio of expenses to average net assets/(3)/                                                       0.17%                0.25%
  Ratio of net investment income to average net assets/(3)/                                          0.98%                1.51%
-----------------------------------------------------------------------------------------------------------------------------------

/(1)/ Period From August 4, 1999 (commencement of operations) to December 31,
      1999.
/(2)/ Not annualized.
/(3)/ Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.
/(4)/ Rounds to less than $0.01
/(5)/ Period from December 2, 2002 (commencement of operations) to December 31,
      2002.

The accompanying notes are an integral part of these financial statements.

PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (Continued)
For a share outstanding throughout the period

                                                                          Service Shares
                                                                          --------------
                                                                            Period Ended
                                                                     Dec. 31, 2003 /(1)/
----------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   1.00
                                                                                --------
Income from investment operations:
  Net investment income                                                              0.01
  Net realized and unrealized loss on investments                                   (0.00)/(6)/
                                                                                --------
Total from investment operations                                                    0.01
                                                                                --------
Less distributions from:
  Net investment income                                                            (0.01)
  Net realized gain                                                                (0.00)/(6)/
                                                                                --------
Total distributions                                                                (0.01)
                                                                                --------
Net asset value, end of period                                                  $   1.00
                                                                                ========
Total return                                                                        0.75%/(2)/
                                                                                ========
Ratios/ Supplemental data:
Net assets, end of period (000s)                                                $964,243
Ratio of expenses to average net assets/(5)/                                        0.09%/(3)/
Ratio of net investment income to average net assets/(5)/                           1.02%/(4)/
----------------------------------------------------------------------------------------

/(1)/ Period from April 16, 2003 (commencement of operations) to December 31, 2003.
/(2)/  Not annualized.
/(3)/ The ratio of expenses to average net assets prior to waived fees was 0.17%.
/(4)/ The ratio of net investment income to average net assets prior to waived fees was 0.94%.
/(5)/ Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
/(6)/  Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     Barclays Global Investors Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2003 the Trust offered the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market, Prime Money Market, and S&P 500 Stock Funds, and the LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Portfolios.

     These financial statements relate only to the Aon Captives Shares and Service Shares of the Institutional Money Market Fund (the "IMMF") and the Service Shares of the Prime Money Market Fund (the "PMMF") (each, a "Fund", collectively the "Funds"). In addition, the IMMF and PMMF each offer Institutional Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees. The Service Shares bear a higher administration fee than the other two classes, and the Aon Captives Shares bear distribution fees. The PMMF commenced operations on April 16, 2003.

     Under the Funds' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     The IMMF and PMMF each invests all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio (each, a "Master Portfolio", collectively the "Master Portfolios"), respectively. Each Master Portfolio is a separate series of Master Investment Portfolio ("MIP") and has the same investment objectives as its corresponding Fund. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (91.93% and 95.55% for the IMMF and PMMF, respectively, as of December 31, 2003). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

     Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

     Security Transactions and Income Recognition

     Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

     Distributions to Shareholders

     Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     The tax character of distributions paid during 2003 for the IMMF and PMMF were as follows: ordinary income of $42,684,347 and $18,612,034, respectively. The tax character of distributions paid during 2002 for the IMMF were as follows: ordinary income of $35,413,313.

     Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2003.

2.   Agreements and Other Transactions with Affiliates

     Investors Bank & Trust Company ("IBT") serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

     SEI Investments Distribution Company ("SEI") is the Funds' distributor. The IMMF has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive a fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Service Shares of the IMMF. SEI does not receive a fee from the PMMF for its distribution services. Prior to April 1, 2003, Stephens Inc. served as the distributor for the IMMF.

     The Trust has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Funds for which BGI receives a fee paid by each Fund. This fee is an "all-in" or "semi-unified" fee and BGI, in consideration thereof, has agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services a fee of 0.02% of the average daily net assets of the Aon Captives Shares and 0.07% of the average daily net assets of each Fund's Service Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2003, BGI waived administration fees of $61,383 for the Service Shares of the PMMF. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the IMMF.

     Certain officers and trustees of the Trust are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.   Capital Share Transactions

     As of December 31, 2003, there were an unlimited number of no par value shares of beneficial interest authorized.

     Transactions in capital shares for the Funds were as follows:

                                                                        Institutional Money Market Fund
                                                    -------------------------------------------------------------------
                                                              Year Ended                          Year Ended
                                                          December 31, 2003                  December 31, 2002 /(2)/
                                                    --------------------------------   --------------------------------
                                                           Shares             Amount           Shares            Amount
     ------------------------------------------------------------------------------------------------------------------
     Aon Captives Shares
     Shares sold                                       59,954,318   $     59,954,318       10,995,000    $   10,995,000
     Shares issued in reinvestments of dividends
       and distributions                                  172,764            172,764            5,801             5,801
     Shares redeemed                                  (12,939,747)       (12,939,747)      (2,795,000)       (2,795,000)
                                                    -------------   ----------------   --------------    --------------
     Net increase                                      47,187,335   $     47,187,335        8,205,801    $    8,205,801
                                                    =============   ================   ==============    ==============
     Service Shares
     Shares sold                                      536,700,629   $    536,700,629            5,000    $        5,000
     Shares issued in reinvestments of dividends
       and distributions                                1,077,469          1,077,469               --                --
     Shares redeemed                                 (247,684,435)      (247,684,435)              --                --
                                                    -------------   ----------------   --------------    --------------
     Net increase                                     290,093,663   $    290,093,663            5,000    $        5,000
                                                    =============   ================   ==============    ==============
     ------------------------------------------------------------------------------------------------------------------

                                                        Prime Money Market Fund
                                                    --------------------------------
                                                             Period Ended
                                                         December 31, 2003 /(1)/
                                                    --------------------------------
                                                           Shares             Amount
     -------------------------------------------------------------------------------
     Service Shares
     Shares sold                                    3,375,985,697   $  3,375,985,697
     Shares issued in reinvestments of dividends
       and distributions                                1,856,643          1,856,643
     Shares redeemed                               (2,413,599,600)    (2,413,599,600)
                                                    -------------   ----------------
     Net increase                                     964,242,740   $    964,242,740
                                                    =============   ================
     -------------------------------------------------------------------------------

     /(1)/ For the period from April 16, 2003 (commencement of operations) through December 31, 2003.
     /(2)/ For the period from December 2, 2002 (commencement of operations) through December 31, 2002, for the Service Shares.

Report of Independent Auditors

To the Shareholders and Board of Trustees of Barclays Global Investors Funds:

     In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund and Prime Money Market Fund, each a series of Barclays Global Investors Funds (collectively the "Funds"), at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights for the Aon Captives and Service Share Classes of the Institutional Money Market Fund for each of the periods ended from December 31, 2001 through December 31, 2003 and the financial highlights for the Service Share Class of the Prime Money Market Fund for the period from April 16, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     The financial highlights for the Aon Captives Share Class of the Institutional Money Market Fund for each of the periods ended from December 31, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.


Pricewaterhouse Coopers LLP
San Francisco, California
February 9, 2004

Barclays Global Investors Funds
Trustees Information (Unaudited)

     The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

     Barclays Global Investors Funds ("BGIF"), Master Investment Portfolio ("MIP"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

     Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds' Trustees may be found in the Funds' Statements of Additional Information, which are available without charge upon request by calling toll-free 1-877-244-1544.

                                                   Interested Trustees and Officers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Other Public Company and
                                 Position(s),                                                               Investment Company
 Name, Address and Age        Length of Service        Principal Occupation During Past Five Years            Directorships
------------------------------------------------------------------------------------------------------------------------------------
Lee T. Kranefuss, *42      Trustee since               Chief Executive Officer of the Intermediary    Director, iShares Inc. (since
                           November 16, 2001,          Investor and Exchange Traded Products          June 18, 2003); Trustee,
                           President and Chief         Business of Barclays Global Investors, N.A.    iShares Trust (since June 18,
                           Executive Officer           ("BGI")                                        2003)

Michael A. Latham, 38      Secretary, Treasurer and    Chief Operating Officer of the Intermediary    None
                           Chief Financial Officer     Investor and Exchange Traded Products
                                                       Business of BGI (since 2003); Director of
                                                       Mutual Fund Delivery in the U.S. Individual
                                                       Investor Business of BGI (2000-2003); Head
                                                       of Operations, BGI Europe (1997-2000)
------------------------------------------------------------------------------------------------------------------------------------

* Lee T. Kranefuss is Deemed to be an "interested person" of the Trust because he Serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Funds and the Parent Company of BGFA, the investment advisor of the Master Portfolios.

                                                        Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Other Public Company and
                                 Position(s),                                                               Investment Company
 Name, Address and Age        Length of Service        Principal Occupation During Past Five Years            Directorships
------------------------------------------------------------------------------------------------------------------------------------
Mary G.F. Bitterman, 59    Trustee since               Director, Osher Life long Learning             Director, Pacific Century
                           November 16, 2001           Institutes. The Bernard Osher Foundation;      Financial Corporation/Bank of
                                                       President and Chief Executive Officer of       Hawaii
                                                       The James Irvine Foundation (non-profit
                                                       foundation); President and Chief Executive
                                                       Officer of KQED, Inc. (public television
                                                       and radio) from 1993-2002

Jack S. Euphrat, 81        Trustee since               Private Investor                               None
                           October 20, 1993

W. Rodney Hughes, 77       Trustee since               Private Investor                               None
                           October 20, 1993

Richard K. Lyons, 42       Trustee since               Professor, University of California,           Director, Matthews Asian Funds
                           November 16, 2001           Berkeley: Haas School of Business; Member,     (oversees 6 portfolios);
                                                       Council of Foreign Relations                   Director, iShares Inc. (since
                                                                                                      2001); Trustee, iShares Trust
                                                                                                      (since 2001)

Leo Soong, 57              Trustee since               President of Trinity Products LLC              Chairman of the California
                           February 9, 2000            (beverages); Managing Director of CG Roxane    Automobile Association
                                                       LLC (water company); Co-Founder of Crystal
                                                       Geyser Water Co. (President through 1999)
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                          Face Amount             Value
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 15.12%
-------------------------------------------------------------------------------
ABN Amro Bank NV
   1.40%, 10/21/04                              $  25,000,000    $   24,997,987
Bank of America NA
   1.10%, 03/15/04                                100,000,000       100,000,000
BNP Paribas (New York)
   1.10%, 01/20/04                                 50,000,000        50,000,000
   1.25%, 10/07/04                                 65,000,000        64,997,504
Canadian Imperial Bank of Commerce
   1.31%, 08/13/04                                 50,000,000        49,996,901
Citibank NA
   1.09%, 02/23/04                                100,000,000       100,000,000
   1.10%, 01/22/04                                 25,000,000        25,000,000
Fortis Bank
   1.39%, 09/08/04                                 20,000,000        19,998,625
Societe Generale
   1.34%, 09/03/04                                 50,000,000        49,994,621
World Savings Bank FSB
   1.05%, 03/18/04                                 80,000,000        79,994,843
   1.06%, 02/12/04                                100,000,000        99,996,771
   1.07%, 02/25/04                                 50,000,000        49,997,716
-------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $714,974,968)                                                714,974,968
-------------------------------------------------------------------------------

COMMERCIAL PAPER - 27.80%
-------------------------------------------------------------------------------
Amstel Funding Corp.
   1.10%, 02/17/04                                 26,368,000        26,330,133
   1.11%, 02/17/04                                100,000,000        99,855,083
   1.16%, 04/22/04                                 45,000,000        44,837,600
Banque Generale du Luxembourg
   1.10%, 02/04/04                                 13,750,000        13,735,715
Citigroup Global Markets Holdings Inc.
   1.07%, 01/06/04                                 30,000,000        29,995,542
Corporate Asset Funding Co. Inc.
   1.09%, 02/04/04                                 27,000,000        26,972,205
   1.10%, 01/08/04                                 50,000,000        49,989,306
   1.10%, 01/09/04                                 25,000,000        24,993,889
   1.10%, 01/20/04                                 50,000,000        49,970,972
   1.11%, 01/08/04                                 50,000,000        49,989,209
CRC Funding LLC
   1.09%, 01/06/04                                 50,000,000        49,992,431
   1.11%, 01/12/04                                 50,000,000        49,983,042
DEPFA Bank PLC
   1.11%, 02/11/04                                100,000,000        99,874,153
Edison Asset Securitization Corp.
   1.10%, 01/15/04                                 50,000,000        49,978,611
   1.10%, 02/17/04                                 18,000,000        17,974,150
K2 USA LLC
   1.13%, 06/07/04                                 30,000,000        29,851,217
Kitty Hawk Funding Corp.
   1.10%, 01/20/04                                 33,000,000        32,980,841
Liberty Street Funding Corp.
   1.10%, 02/17/04                                 17,938,000        17,912,239
   1.11%, 01/29/04                                 17,887,000        17,871,558
   1.11%, 02/11/04                                 14,559,000        14,540,595
Moat Funding LLC
   1.09%, 01/08/04                                100,000,000        99,978,806
   1.10%, 01/07/04                                 50,000,000        49,990,833
Morgan Stanley
   1.08%, 02/25/04                                100,000,000        99,835,000
Nationwide Building Society
   1.10%, 02/06/04                                 22,000,000        21,975,800
   1.10%, 02/13/04                                 28,000,000        27,963,211
Ness LLC
   1.05%, 01/15/04                                 22,254,000        22,244,914
Prudential Funding Corp.
   1.10%, 01/15/04                                 50,000,000        49,978,611
Receivables Capital Co. LLC
   1.08%, 01/05/04                                 70,230,000        70,221,572
Special Purpose Accounts
   Receivable Corp.
   1.11%, 01/13/04                                 50,000,000        49,981,500
Ticonderoga Funding LLC
   1.10%, 01/05/04                                 25,000,000        24,996,945
-------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,314,795,683)                                            1,314,795,683
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 8.50%
-------------------------------------------------------------------------------
Associates Corp. NA
   6.20%, 01/26/04                                  7,000,000         7,023,094
Beta Finance Inc.
   1.40%, 09/13/04/(1)/                            40,000,000        40,000,000
   1.41%, 11/03/04/(1)/                            65,000,000        65,000,000
Citigroup Inc.
   5.70%, 02/06/04                                 30,000,000        30,126,780
Daimler Chrysler Auto Trust
   1.10%, 08/09/04/(1)/                            22,847,233        22,847,233
General Electric Capital Corp.
   5.38%, 04/23/04                                 19,250,000        19,506,971
Hyundai Auto Receivables Trust
   1.11%, 11/15/04                                 33,383,576        33,383,576
K2 USA LLC
   1.21%, 08/09/04/(1)/                            24,000,000        23,972,279
Links Finance LLC
   1.44%, 11/01/04                                 45,000,000        45,000,000
Merrill Lynch & Co. Inc.
   5.35%, 06/15/04                                 17,914,000        18,259,050
Morgan Stanley
   5.63%, 01/20/04                                  9,900,000         9,921,400
Nissan Auto Receivables Owner Trust
   1.15%, 11/15/04                                 45,070,546        45,070,545
Sigma Finance Inc.
   1.24%, 08/06/04/(1)/                            10,000,000         9,999,403
WFS Financial Owner Trust
   1.13%, 08/20/04                                 32,019,814        32,019,814
-------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $402,130,145)                                                402,130,145
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                          Face Amount             Value
-------------------------------------------------------------------------------
TIME DEPOSITS - 4.76%
-------------------------------------------------------------------------------
ABN Amro Bank NV
   1.14%, 07/06/04                              $  25,000,000    $   25,000,000
ING Bank NV
   0.99%, 01/02/04                                200,000,000       200,000,000
-------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $225,000,000)                                                225,000,000
-------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 39.11%
-------------------------------------------------------------------------------
American Express Centurion Bank
   1.11%, 10/20/04                                 50,000,000        50,000,000
   1.15%, 03/12/04                                 50,000,000        50,000,000
Associates Corp. NA
   1.27%, 06/15/04                                 15,000,000        14,996,791
Beta Finance Inc.
   1.09%, 01/23/04/(1)/                            20,000,000        20,000,000
   1.13%, 11/08/04/(1)/                            30,000,000        29,995,500
Chase Manhattan Bank USA
   1.10%, 06/30/04                                 20,000,000        20,000,000
Citigroup Global Markets
   Holdings Inc.
   1.29%, 06/17/04                                  8,000,000         8,006,487
Dorada Finance Inc.
   1.06%, 05/14/04/(1)/                            30,000,000        29,999,451
   1.09%, 01/27/04/(1)/                            25,000,000        25,000,000
   1.09%, 06/30/04/(1)/                            25,000,000        24,992,500
   1.12%, 03/15/04/(1)/                            20,000,000        19,999,592
   1.24%, 08/09/04/(1)/                            35,000,000        34,994,750
First USA Bank
   1.35%, 07/21/04                                 54,600,000        54,665,310
GE Commercial Equipment Financing LLC
   1.11%, 09/20/04                                 43,386,246        43,386,247
General Electric Capital Corp.
   1.14%, 01/28/04                                 40,000,000        40,001,282
   1.24%, 03/25/04/(1)/                            43,500,000        43,511,449
   1.27%, 04/22/04                                 38,000,000        38,015,796
Goldman Sachs Group Inc.
   1.32%, 01/22/04                                 45,000,000        45,004,825
   1.82%, 02/11/04                                 20,000,000        20,014,477
Granite Mortgages PLC
   1.14%, 01/20/04                                 21,875,000        21,874,884
HBOS Treasury Services PLC
   1.16%, 01/24/05/(1)/                            50,000,000        50,000,000
Holmes Financing PLC
   1.12%, 04/15/04                                 50,000,000        50,000,000
JP Morgan Securities Inc.
   1.20%, 06/15/04/(1)/                           100,000,000       100,000,000
K2 USA LLC
   1.08%, 03/15/04/(1)/                            15,000,000        15,000,000
   1.10%, 02/06/04/(1)/                            20,000,000        20,000,000
   1.10%, 09/30/04/(1)/                            30,000,000        29,996,599
   1.13%, 11/08/04/(1)/                            25,000,000        24,996,786
   1.41%, 11/01/04/(1)/                            35,000,000        34,998,534
Links Finance LLC
   1.06%, 05/24/04/(1)/                            20,000,000        19,998,000
   1.07%, 03/18/04/(1)/                            40,000,000        40,000,000
   1.10%, 07/20/04/(1)/                            40,000,000        39,995,595
   1.11%, 06/21/04/(1)/                            25,000,000        24,998,828
   1.14%, 03/08/04/(1)/                            25,000,000        25,000,000
Merrill Lynch & Co. Inc.
   1.33%, 01/14/04                                 17,000,000        17,001,302
Metropolitan Life Insurance Co.
   Funding Agreement
   1.24%, 07/16/04/(1)/                            25,000,000        25,000,000
   1.27%, 07/23/04/(1)/                            50,000,000        50,000,000
Nationwide Building Society
   1.17%, 12/28/04/(1)/                            50,000,000        50,000,000
   1.18%, 08/06/04                                 25,000,000        25,005,620
   1.19%, 08/13/04                                 25,000,000        25,006,245
Permanent Financing PLC
   1.13%, 03/10/04                                 78,000,000        78,000,000
   1.13%, 12/10/04                                 60,000,000        60,000,000
Residential Mortgage Securities
   1.21%, 06/09/04/(1)/                            47,314,153        47,314,152
Sigma Finance Inc.
   1.10%, 07/20/04/(1)/                            65,000,000        64,991,867
   1.12%, 11/15/04/(1)/                            50,000,000        49,995,618
   1.13%, 09/07/04/(1)/                            50,000,000        49,993,132
Societe Generale
   1.08%, 09/24/04                                 50,000,000        49,988,250
Strips III LLC
   1.17%, 07/30/04/(1)/                            27,985,413        27,985,413
Travelers Insurance
   Co. Funding Agreement
   1.25%, 02/05/04/(1)/                            50,000,000        50,000,000
   1.27%, 08/19/04/(1)/                            25,000,000        25,000,000
Winston Funding Ltd.
   1.21%, 04/23/04/(1)/                            45,000,000        45,000,000
-------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,849,725,282)                                            1,849,725,282
-------------------------------------------------------------------------------

MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                          Face Amount             Value
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.13%
-------------------------------------------------------------------------------
Goldman Sachs Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $17,475,951 and
   an effective yield of 0.98%./(2)/             $ 17,475,000    $   17,475,000
Goldman Sachs Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $25,001,417 and
   an effective yield of 1.02%./(2)/               25,000,000        25,000,000
Lehman Brothers Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $75,003,750 and
   an effective yield of 0.90%./(2)/               75,000,000        75,000,000
Merrill Lynch Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $100,005,444 and
   an effective yield of 0.98%./(2)/              100,000,000       100,000,000
Merrill Lynch Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $25,001,389 and
   an effective yield of 1.00%./(2)/               25,000,000        25,000,000
-------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $242,475,000)                                                242,475,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 100.42%
(Cost $4,749,101,078)                                             4,749,101,078
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.42)%                            (20,091,885)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                             $4,729,009,193
===============================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/  See Note 1 for collateral information.

The accompanying notes are an integral part of these financial statements.

PRIME MONEY MARKET MASTER PORTFOLIO
Schedule of Investments
December 31, 2003

Security                                                    Face Amount                Value
--------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 13.96%
--------------------------------------------------------------------------------------------
BNP Paribas (New York)
   1.25%, 10/07/04                                   $       35,000,000   $       34,998,656
Citibank NA
   1.08%, 03/29/04                                           50,000,000           50,000,000
Credit Suisse First Boston
   1.09%, 03/23/04                                           50,000,000           50,000,000
Danske Bank A/S
   1.47%, 11/10/04                                           25,000,000           24,997,496
Svenska Handelsbanken
   1.08%, 01/07/04                                           45,000,000           45,000,000
Toronto-Dominion Bank
   1.08%, 01/07/04                                          100,000,000          100,000,000
Washington Mutual Inc.
   1.11%, 01/22/04                                           50,000,000           50,000,000
   1.14%, 01/22/04                                           50,000,000           50,000,000
World Savings Bank FSB
   1.05%, 01/02/04                                           25,000,000           24,999,986
   1.05%, 03/18/04                                           20,000,000           19,998,711
   1.06%, 01/05/04                                           75,000,000           74,999,834
   1.06%, 02/12/04                                           50,000,000           49,998,253
--------------------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $574,992,936)                                                             574,992,936
--------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 33.44%
--------------------------------------------------------------------------------------------
Alpine Securitization Corp.
   1.08%, 02/25/04                                           50,000,000           49,917,500
Banque Generale du Luxembourg
   1.10%, 02/04/04                                           25,000,000           24,974,028
Citigroup Global Markets Holdings Inc.
   1.07%, 01/06/04                                           30,000,000           29,995,542
   1.08%, 01/06/04                                           65,000,000           64,990,250
Corporate Asset Funding Co. Inc.
   1.10%, 01/09/04                                           25,000,000           24,993,889
   1.10%, 01/20/04                                           50,000,000           49,970,972
CRC Funding LLC
   1.10%, 01/16/04                                           42,000,000           41,980,750
DEPFA Bank PLC
   1.08%, 01/23/04                                           50,000,000           49,967,000
Edison Asset Securitization Corp.
   1.08%, 01/08/04                                           50,000,000           49,989,500
Eureka Securitization Inc.
   1.09%, 02/20/04                                           28,000,000           27,957,611
Falcon Asset Securitization Corp.
   1.08%, 02/02/04                                           59,000,000           58,943,360
GE Capital Services Inc.
   1.08%, 03/22/04                                           50,000,000           49,878,500
General Electric Capital Corp.
   1.10%, 02/04/04                                           50,000,000           49,948,056
ING (US) Funding LLC
   1.07%, 01/13/04                                          100,000,000           99,964,333
Jupiter Securitization Corp.
   1.07%, 03/31/04                                           14,555,000           14,517,796
   1.09%, 01/08/04                                           27,264,000           27,258,221
   1.09%, 01/09/04                                           60,778,000           60,763,278
Liberty Street Funding Corp.
   1.10%, 03/23/04                                           25,000,000           24,937,361
Moat Funding LLC
   1.10%, 01/06/04                                           25,000,000           24,996,181
Morgan Stanley
   1.08%, 02/25/04                                          100,000,000           99,835,000
Nationwide Building Society
   1.10%, 02/06/04                                           20,000,000           19,978,000
New Center Asset Trust
   1.10%, 01/14/04                                           25,000,000           24,990,070
Park Avenue Receivables Corp.
   1.08%, 01/05/04                                          100,000,000           99,988,000
Scaldis Capital LLC
   1.10%, 01/15/04                                           83,162,000           83,126,425
Societe Generale
   1.07%, 03/29/04                                           50,000,000           49,869,222
Special Purpose Accounts Receivable Corp.
   1.11%, 01/16/04                                           21,000,000           20,990,287
   1.11%, 01/21/04                                           35,000,000           34,978,417
Ticonderoga Funding LLC
   1.08%, 02/13/04                                           46,065,000           46,005,576
Variable Funding Capital Corp.
   1.10%, 01/12/04                                           55,873,000           55,854,220
Windmill Funding Corp.
   1.10%, 01/05/04                                           15,200,000           15,198,142
--------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $1,376,757,487)                                                         1,376,757,487
--------------------------------------------------------------------------------------------

MEDIUM TERM NOTES - 3.77%
--------------------------------------------------------------------------------------------
Beta Finance Inc.
   1.26%, 10/12/04/(1)/                                      50,000,000           49,994,941
   1.33%, 04/26/04/(1)/                                      10,000,000           10,000,000
   1.40%, 09/13/04/(1)/                                      15,000,000           15,000,000
General Electric Capital Corp.
   8.09%, 04/01/04                                            4,500,000            4,578,413
K2 USA LLC
   1.21%, 08/09/04/(1)/                                      10,000,000            9,988,444
   1.34%, 08/16/04/(1)/                                      25,000,000           24,996,229
Links Finance LLC
   1.32%, 05/04/04/(1)/                                      10,000,000           10,000,000
Sigma Finance Inc.
   1.24%, 08/06/04/(1)/                                      10,000,000            9,999,403
Wells Fargo & Company
   6.63%, 07/15/04                                           20,000,000           20,601,042
--------------------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $155,158,472)                                                             155,158,472
--------------------------------------------------------------------------------------------

PRIME MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Face Amount                Value
--------------------------------------------------------------------------------------------

TIME DEPOSITS - 7.09%
--------------------------------------------------------------------------------------------
ABN Amro Bank NV
   1.14%, 07/06/04                                   $       50,000,000   $       50,000,000
DEPFA Bank PLC
   1.11%, 01/27/04                                           40,000,000           40,000,000
Key Bank NA
   0.88%, 01/02/04                                          101,750,000          101,750,000
Svenska Handelsbanken AB
   1.10%, 01/15/04                                           50,000,000           50,000,000
Toronto-Dominion Bank
   1.08%, 03/05/04                                           50,000,000           50,000,000
--------------------------------------------------------------------------------------------

TOTAL TIME DEPOSITS
(Cost: $291,750,000)                                                             291,750,000
--------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 2.42%
--------------------------------------------------------------------------------------------
Federal National Mortgage Association
   1.05%, 03/24/04                                           50,000,000           49,874,583
   1.11%, 06/30/04                                           50,000,000           49,718,153
--------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $99,592,736)                                                               99,592,736
--------------------------------------------------------------------------------------------

VARIABLE & FLOATING RATE NOTES - 27.85%
--------------------------------------------------------------------------------------------
American Express Centurion Bank
   1.11%, 10/20/04                                           50,000,000           50,000,000
   1.13%, 07/14/04                                           25,000,000           25,000,000
Bank of America Corp.
   1.26%, 07/02/04                                           25,000,000           25,015,849
Beta Finance Inc.
   1.10%, 04/26/04/(1)/                                       8,000,000            8,000,000
   1.11%, 05/20/04/(1)/                                      10,000,000            9,999,427
   1.13%, 10/12/04/(1)/                                      50,000,000           49,995,000
Chase Manhattan Bank USA
   1.10%, 06/30/04                                           20,000,000           20,000,000
Citigroup Global Markets Holdings Inc.
   1.27%, 02/20/04                                           14,000,000           14,003,058
   1.34%, 09/20/04                                           12,000,000           12,018,721
Danske Bank A/S
   1.17%, 05/07/04                                           25,000,000           25,001,976
Dorada Finance Inc.
   1.06%, 05/14/04/(1)/                                      20,000,000           19,999,633
   1.09%, 06/30/04/(1)/                                      25,000,000           24,992,500
   1.11%, 05/20/04/(1)/                                      25,000,000           24,998,566
   1.24%, 08/09/04/(1)/                                      15,000,000           14,997,750
   1.43%, 10/27/04/(1)/                                      20,000,000           20,000,000
First USA Bank
   1.35%, 07/21/04                                           20,000,000           20,022,934
General Electric Capital Corp.
   1.14%, 01/28/04                                           15,000,000           15,000,432
   1.27%, 04/22/04                                           24,000,000           24,010,396
   1.27%, 05/07/04                                           12,000,000           12,005,543
   1.29%, 05/10/04                                           15,000,000           15,008,129
Goldman Sachs Group Inc.
   1.19%, 06/22/04                                           25,000,000           25,000,000
   1.20%, 01/12/04                                           25,000,000           25,000,000
   1.42%, 05/28/04                                           19,380,000           19,403,354
   1.47%, 05/10/04                                            5,000,000            5,005,915
K2 USA LLC
   1.12%, 08/16/04/(1)/                                      25,000,000           24,996,250
   1.13%, 05/17/04/(1)/                                      25,000,000           24,998,750
   1.13%, 11/08/04/(1)/                                      25,000,000           24,996,786
   1.41%, 11/01/04/(1)/                                      25,000,000           24,998,952
Links Finance LLC
   1.06%, 05/24/04/(1)/                                      15,000,000           14,998,500
   1.10%, 07/20/04/(1)/                                      40,000,000           39,995,595
   1.14%, 05/04/04/(1)/                                      20,000,000           19,999,000
   1.16%, 12/15/04/(1)/                                      50,000,000           50,014,458
Merrill Lynch & Co. Inc.
   1.33%, 01/14/04                                           28,500,000           28,502,248
   1.35%, 07/15/04                                           10,000,000           10,012,906
   1.40%, 06/28/04                                           18,890,000           18,916,020
   1.42%, 06/11/04                                            5,000,000            5,006,771
Nationwide Building Society
   1.17%, 12/28/04/(1)/                                      50,000,000           50,000,000
Permanent Financing PLC
   1.13%, 12/10/04                                           50,000,000           50,000,000
Sigma Finance Inc.
   1.09%, 10/07/04/(1)/                                      50,000,000           49,990,000
   1.10%, 07/20/04/(1)/                                      35,000,000           34,996,146
   1.12%, 11/15/04/(1)/                                      50,000,000           49,995,618
Societe Generale
   1.08%, 09/24/04                                           50,000,000           49,988,250
Special Purpose Accounts
   Receivable Corp.
   1.14%, 02/12/04                                           50,000,000           50,000,000
Wells Fargo Bank NA
   1.04%, 05/10/04                                           20,000,000           20,000,000
--------------------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $1,146,885,433)                                                         1,146,885,433
--------------------------------------------------------------------------------------------

PRIME MONEY MARKET MASTER PORTFOLIO
Schedule of Investments (Continued)
December 31, 2003

Security                                                    Face Amount                Value
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.96%
--------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $158,674,638 and
   an effective yield of 0.98%./(2)/                      $ 158,666,000       $  158,666,000
Goldman Sachs Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $25,001,417 and
   an effective yield of 1.02%./(2)/                         25,000,000           25,000,000
Lehman Brothers Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $175,008,750 and
   an effective yield of 0.90%./(2)/                        175,000,000          175,000,000
Merrill Lynch Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $150,007,917 and
   an effective yield of 0.95%./(2)/                        150,000,000          150,000,000
Merrill Lynch Tri-Party
   Repurchase Agreement, dated
   12/31/03, due 01/02/04, with a
   maturity value of $25,001,389 and
   an effective yield of 1.00%./(2)/                         25,000,000           25,000,000
--------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $533,666,000)                                                             533,666,000
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 101.49%
(Cost $4,178,803,064)                                                          4,178,803,064
--------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.49)%                                         (61,172,139)
--------------------------------------------------------------------------------------------

NET ASSETS - 100.00%                                                          $4,117,630,925
============================================================================================

/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(2)/  See Note 1 for collateral information.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                                                           Money Market      Prime Money Market
                                                                                       Master Portfolio        Master Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at amortized cost which
   approximates value (Note 1)                                                       $    4,506,626,078    $      3,645,137,064
Repurchase agreements, at value and cost (Note 1)                                           242,475,000             533,666,000
                                                                                     ------------------    --------------------
Total investments in securities                                                           4,749,101,078           4,178,803,064
Cash                                                                                                713                     941
Receivables:
   Dividends and interest                                                                     5,673,196               3,621,701
                                                                                     ------------------    --------------------
Total Assets                                                                              4,754,774,987           4,182,425,706
                                                                                     ------------------    --------------------
LIABILITIES
Payables:
   Investment securities purchased                                                           25,000,000              64,517,796
   Advisory fees (Note 2)                                                                       765,794                 276,985
                                                                                     ------------------    --------------------
Total Liabilities                                                                            25,765,794              64,794,781
                                                                                     ------------------    --------------------
NET ASSETS                                                                           $    4,729,009,193    $      4,117,630,925
                                                                                     ==================    ====================
-------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

                                                                                           Money Market      Prime Money Market
                                                                                       Master Portfolio   Master Portfolio/(a)/
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Interest                                                                          $       52,983,614    $         19,729,661
                                                                                     ------------------    --------------------
Total investment income                                                                      52,983,614              19,729,661
                                                                                     ------------------    --------------------
EXPENSES (Note 2)
   Advisory fees                                                                              4,247,387               1,752,356
                                                                                     ------------------    --------------------
Total expenses                                                                                4,247,387               1,752,356
   Less advisory fees waived                                                                         --              (1,199,673)
                                                                                     ------------------    --------------------
Net expenses                                                                                  4,247,387                 552,683
                                                                                     ------------------    --------------------
Net investment income                                                                        48,736,227              19,176,978
                                                                                     ------------------    --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                                                     120,352                  28,455
                                                                                     ------------------    --------------------
Net gain on investments                                                                         120,352                  28,455
                                                                                     ------------------    --------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $       48,856,579    $         19,205,433
                                                                                     ==================    ====================
-------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Money Market      Prime Money Market
                                                                                       Master Portfolio        Master Portfolio
                                                               ----------------------------------------    --------------------
                                                                          For the               For the                 For the
                                                                       Year Ended            Year Ended            Period Ended
                                                                December 31, 2003     December 31, 2002  December 31, 2003/(a)/
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                       $       48,736,227    $       45,475,626    $         19,176,978
   Net realized gain                                                      120,352                 8,083                  28,455
                                                               ------------------    ------------------    --------------------
Net increase in net assets resulting from operations                   48,856,579            45,483,709              19,205,433
                                                               ------------------    ------------------    --------------------
Interestholder transactions:
   Contributions                                                   13,745,249,528        11,212,874,658          10,692,540,114
   Withdrawals                                                    (12,953,858,697)       (9,134,078,695)         (6,594,114,622)
                                                               ------------------    ------------------    --------------------
Net increase in net assets resulting from interestholder
   transactions                                                       791,390,831         2,078,795,963           4,098,425,492
                                                               ------------------    ------------------    --------------------
Increase in net assets                                                840,247,410         2,124,279,672           4,117,630,925
                                                               ------------------    ------------------    --------------------
NET ASSETS:
Beginning of period                                                 3,888,761,783         1,764,482,111                      --
                                                               ------------------    ------------------    --------------------
End of period                                                  $    4,729,009,193    $    3,888,761,783    $      4,117,630,925
                                                               ==================    ==================    ====================
-------------------------------------------------------------------------------------------------------------------------------

/(a)/ For the period from April 16, 2003 (commencement of operations) through December 31, 2003.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market and the Prime Money Market Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios"). The Prime Money Market Master Portfolio commenced operations on April 16, 2003.

     Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     Security Transactions and Income Recognition

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

     Federal Income Taxes

     In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

     Repurchase Agreements

     Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolios at December 31, 2003 were fully collateralized by U.S. Government and Agency obligations as follows:

       --------------------------------------------------------------------------------------------------------------------
                                                                                          Aggregate
       Master Portfolio               Repurchase Agreement         Interest Rate(s)    Maturity Date(s)      Market Value
       --------------------------------------------------------------------------------------------------------------------
       Money Market Master Portfolio  Goldman Sachs Tri-Party        5.00% - 7.00%    11/1/16 - 7/1/33     $     17,823,670
                                      Goldman Sachs Tri-Party         5.00 - 7.00     11/1/16 - 7/1/33           25,500,831
                                      Lehman Brothers Tri-Party       3.60 - 5.75      1/1/23 - 1/1/34           76,499,092
                                      Merrill Lynch Tri-Party         3.16 - 5.74      8/1/22 - 2/1/35          101,993,875
                                      Merrill Lynch Tri-Party         3.21 - 7.38      7/1/23 - 7/1/34           25,500,663
       Prime Money Market
       Master Portfolio               Goldman Sachs Tri-Party         5.00 - 5.50     11/1/33 - 12/1/33         161,839,320
                                      Goldman Sachs Tri-Party         5.00 - 5.50     11/1/33 - 12/1/33          25,500,000
                                      Lehman Brothers Tri-Party       2.47 - 4.99      8/1/01 - 1/1/34          178,504,622
                                      Merrill Lynch Tri-Party         3.17 - 4.70      9/1/22 - 5/1/35          152,991,097
                                      Merrill Lynch Tri-Party             3.22              5/1/29               25,501,494
       --------------------------------------------------------------------------------------------------------------------

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the period ended December 31, 2003, BGFA waived $1,199,673 in advisory fees for the Prime Money Market Master Portfolio.

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

     SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Money Market Master Portfolio.

     MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Money Market Master Portfolio.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Continued)

3.   Investment Portfolio Transactions

     At December 31, 2003, the Master Portfolios' cost of investments for federal income tax purposes was the same as for financial statement purposes.

4.   Financial Highlights

     Financial highlights for the Master Portfolios were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                       Year Ended           Year Ended     Year Ended     Year Ended   Period Ended     Period Ended
                                     December 31,         December 31,   December 31,   December 31,   December 31,     February 28,
                                             2003                 2002           2001           2000       1999/(1)/       1999/(2)/
------------------------------------------------------------------------------------------------------------------------------------
Money Market Master Portfolio
  Ratio of expenses to average
    net assets/(6)/                          0.10%               0.10%         0.10%         0.10%         0.10%          0.10%
  Ratio of net investment
    income to average net assets/(6)/        1.15%               1.80%         3.66%         6.43%         5.23%          5.17%
  Total return                               1.16%               1.84%         4.23%         6.52%         4.44%/(3)/     2.61%/(3)/
Prime Money Market Master Portfolio
  Ratio of expenses to average
    net assets/(6)/                          0.03%/(4)(5)/        N/A           N/A           N/A           N/A            N/A
  Ratio of net investment
    income to average net assets/(6)/        1.12%/(4)(5)/        N/A           N/A           N/A           N/A            N/A
  Total return                               0.80%/(3)(4)/        N/A           N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/ For the period from September 1, 1998 (commencement of operations) to
      February 28, 1999.
/(3)/ Not annualized.
/(4)/ For the period from April 16, 2003 (commencement of operations) to
      December 31, 2003.
/(5)/ Ratios of expenses to average net assets and net investment income to average net assets prior to waived fees were 0.10% and 1.05%, respectively.
/(6)/ Annualized for periods less than one year.

Report of Independent Auditors

To the Interestholders and Board of Trustees of Master Investment Portfolio:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio and Prime Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights of the Money Market Master Portfolio for each of the three years in the period then ended and the financial highlights of the Prime Money Market Master Portfolio for the period from April 16, 2003 (commencement of operations) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     The financial highlights of the Money Market Master Portfolio for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.


PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

Master Investment Portfolio
Trustees Information (Unaudited)

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as Trustees and Officers of Barclays Global Investors Funds ("BGIF"). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

     Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Barclays Global Investors Funds
c/o Investors Bank & Trust Co.
200 Clarendon Street
Boston, MA 02116

Item 2. Code of Ethics.

     As of December 31, 2003, Barclays Global Investors Funds (the "Registrant") had adopted a code of ethics that applies to persons appointed by the Registrant's Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended December 31, 2003, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 10(a).

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under
Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Mary G. F. Bitterman, W. Rodney Hughes, Richard K. Lyons and Leo Soong, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4. Principal Accountant Fees and Services.

     (a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $75,000 for the year ended December 31, 2002 and $93,500 for the year ended December 31, 2003.

     (b) Audit-Related Fees - There were no fees billed for the fiscal years ended December 31, 2002 and December 31, 2003 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under (a) of this Item.

     (c) Tax Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, were $43,495 for the year ended December 31, 2002 and $53,350 for the year ended December 31, 2003.

     (d) All Other Fees - There were no other fees billed for the fiscal years ended December 31, 2002 and 2003 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

     (e) (1) The Registrant's audit committee charter, as amended in September 2003, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant's financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant's investment adviser ("Adviser Affiliate") that provides services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

          (2) 100% of the services included in (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended December 31, 2003 were attributable to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2002 and December 31, 2003 were $2,510,030, and $615,482, respectively.

     (h) The Registrant's audit committee has considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant's independence, and has determined that the provision of these services do not compromise the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants

     Not applicable to the Registrant.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable to the Registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures.

     (a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

     (b) Not applicable.

Item 10. Exhibits.

     (a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

     (a) (2) Section 302 Certifications are attached.

     (b) Section 906 Certifications are attached.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Barclays Global Investors Funds

      By: /s/ Lee T. Kranefuss
      -------------------------------------------
      Lee T. Kranefuss, Chief Executive Officer
      Date: July 16, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By: /s/ Lee T. Kranefuss
      -------------------------------------------
      Lee T. Kranefuss, Chief Executive Officer
      Date: July 16, 2004

      By: /s/ Michael A. Latham
      -------------------------------------------
      Michael A. Latham, Chief Financial Officer
      Date: July 16, 2004